                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03605

                          Northern Institutional Funds
               (Exact name of registrant as specified in charter)

                             50 South LaSalle Street
                                Chicago, IL 60675
               (Address of principal executive offices) (Zip code)

                          Lloyd A. Wennlund, President
                          Northern Institutional Funds
                             50 South LaSalle Street
                                Chicago, IL 60675
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 557-7547

                      Date of fiscal year end: November 30

                     Date of reporting period: May 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

Attached.

                                                                    MAY 31, 2004

NORTHERN INSTITUTIONAL FUNDS
Money Market Portfolios

                                     [PHOTO]

                                                               Semiannual Report

TRUST NORTHERN for investment solutions             NORTHERN(R)
                                                    INSTITUTIONAL FUNDS

                                                                  Managed by
                                                           [LOGO] Northern Trust

               ----------------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS



The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Portfolios are not insured or guaranteed by the FDIC or any other governmental agency. Although each Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

A description of Northern Institutional Funds' Proxy Voting Policies and Procedures is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the Securities and Exchange Commission's Web site at sec.gov or by calling 800/637-1380.

Northern Fund Distributors, LLC, not affiliated with Northern Trust.

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee


                       2  STATEMENTS OF ASSETS AND LIABILITIES

                       3  STATEMENTS OF OPERATIONS

                       4  STATEMENTS OF CHANGES IN NET ASSETS

                       6  FINANCIAL HIGHLIGHTS

                          SCHEDULES OF INVESTMENTS

                          14    DIVERSIFIED ASSETS PORTFOLIO

                          23    GOVERNMENT PORTFOLIO

                          25    GOVERNMENT SELECT PORTFOLIO

                          27    TAX-EXEMPT PORTFOLIO

                          35    MUNICIPAL PORTFOLIO

                      45  ABBREVIATIONS AND OTHER INFORMATION

                      46  NOTES TO THE FINANCIAL STATEMENTS

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                    MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                           DIVERSIFIED                GOVERNMENT
Amounts in thousands,                         ASSETS     GOVERNMENT     SELECT     TAX-EXEMPT   MUNICIPAL
except per share data                       PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at amortized cost             $ 9,465,475   $2,093,608   $5,162,392    $712,947     $789,300
Repurchase agreements, at cost which
   approximates fair value                     846,273      431,506           --          --           --
Cash                                                23           27           20          --           60
Interest income receivable                      20,676        3,148        8,974       2,140        2,881
Receivable for securities sold                      --           --           --         910           --
Receivable from affiliated administrator           173           49           53          17           16
Prepaid and other assets                            37           26           29          19            5
Total Assets                                10,332,657    2,528,364    5,171,468     716,033      792,262
---------------------------------------------------------------------------------------------------------
LIABILITIES:

Payable for securities purchased               149,441       85,762           --          --           --
Distributions payable to shareholders            6,718        1,519        3,463         437          584
Payable to affiliates:
   Investment advisory fees                      2,172          514          437         148           67
   Co-administration fees                          869          206          437          59           67
   Custody and accounting fees                     107           20           --          12           --
   Transfer agent fees                              13            4           11           1            1
Accrued registration fees and other
   liabilities                                     276           99          218          22           18
Total Liabilities                              159,596       88,124        4,566         679          737
---------------------------------------------------------------------------------------------------------
Net Assets                                 $10,173,061   $2,440,240   $5,166,902    $715,354     $791,525
---------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:

Capital stock                              $10,172,336   $2,440,081   $5,166,909    $715,162     $791,500
Accumulated undistributed net investment
   income                                          724          153           29          86           19
Accumulated undistributed net realized
   gain (loss)                                       1            6          (36)        106            6
Net Assets                                 $10,173,061   $2,440,240   $5,166,902    $715,354     $791,525
---------------------------------------------------------------------------------------------------------
Net Assets:

   Shares                                  $10,044,908   $2,325,913   $4,882,864    $711,039     $758,673
   Service Shares                              115,202      107,685      111,180       4,315       32,852
   Premier Shares                               12,951        6,642      172,858          --           --

Total Shares Outstanding (no par value,
   unlimited shares authorized):

   Shares                                   10,044,205    2,325,729    4,882,863     710,837      758,657
   Service Shares                              115,187      107,684      111,180       4,317       32,844
   Premier Shares                               12,945        6,636      172,858          --           --

Net Asset Value, Redemption and Offering
   Price Per Share:

   Shares                                  $      1.00   $     1.00   $     1.00    $   1.00     $   1.00
   Service Shares                                 1.00         1.00         1.00        1.00         1.00
   Premier Shares                                 1.00         1.00         1.00          --           --
---------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         -----------------------
                                                         MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS               SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                           DIVERSIFIED                GOVERNMENT
                                              ASSETS     GOVERNMENT     SELECT     TAX-EXEMPT   MUNICIPAL
Amounts in thousands                        PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest income                              $58,592       $15,766     $ 27,701      $3,743      $4,428

EXPENSES:

Investment advisory fees                      12,966         3,611        5,342         878         844
Co-administration fees                         5,186         1,444        2,671         351         422
Custody and accounting fees                      588           161          241          49          44
Transfer agent fees                               75            29           80           8           7
Registration fees                                 19            24           19          15          17
Printing fees                                     52            17           26           4           4
Professional fees                                 97            37           56           8           9
Trustee fees and expenses                         75            28           43           6           7
Shareholder servicing fees                       144           154          621          12          38
Other                                            128            64           91           9           9
---------------------------------------------------------------------------------------------------------
Total Expenses                                19,330         5,569        9,190       1,340       1,401
   Less voluntary waivers of
      investment advisory fees                    --            --       (2,670)         --        (422)
   Less expenses reimbursed by
      administrator                             (911)         (330)        (347)        (90)        (88)
   Less custodian credits                        (48)           (8)        (132)         (2)         (1)
   Net Expenses                               18,371         5,231        6,041       1,248         890
---------------------------------------------------------------------------------------------------------
Net Investment Income                         40,221        10,535       21,660       2,495       3,538
---------------------------------------------------------------------------------------------------------
NET REALIZED GAINS:

Net realized gains on investments                  1             6           --         106           7
   Net Gains on Investments                        1             6           --         106           7
---------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting
   from Operations                           $40,222       $10,541     $ 21,660      $2,601      $3,545
---------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            DIVERSIFIED
                                                                               ASSETS                     GOVERNMENT
                                                                             PORTFOLIO                     PORTFOLIO
                                                                  ----------------------------   ----------------------------
Amounts in thousands                                                  2004            2003           2004            2003
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                             $     40,221   $     111,113   $     10,535   $     25,754
Net realized gains on investment transactions                                1             214              6             45
   Net Increase in Net Assets Resulting from Operations                 40,222         111,327         10,541         25,799
-----------------------------------------------------------------------------------------------------------------------------
SHARES TRANSACTIONS: /(1)/

Proceeds from shares sold                                           85,188,070     137,955,029     18,980,840     37,616,876
Reinvestment of dividends                                                2,694           5,981            263          1,702
Payments for shares redeemed                                       (85,357,640)   (138,610,543)   (19,736,582)   (37,175,966)
   Net Increase (Decrease) in Net Assets Resulting from Shares
      Transactions                                                    (166,876)       (649,533)      (755,479)       442,612
-----------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES TRANSACTIONS: /(1)/

Proceeds from shares sold                                              925,896       1,818,079        266,075        583,141
Reinvestment of dividends                                                   29              68             --             --
Payments for shares redeemed                                          (893,596)     (1,839,433)      (185,074)      (611,381)
   Net Increase (Decrease) in Net Assets Resulting from Service
      Shares Transactions                                               32,329         (21,286)        81,001        (28,240)
-----------------------------------------------------------------------------------------------------------------------------
PREMIER SHARES TRANSACTIONS: /(1)/

Proceeds from shares sold                                               32,703         120,932         29,788        263,534
Payments for shares redeemed                                           (40,144)       (122,293)      (124,249)      (274,260)
   Net Increase (Decrease) in Net Assets Resulting from Premier
      Shares Transactions                                               (7,441)         (1,361)       (94,461)       (10,726)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

From net investment income                                             (39,984)       (110,389)       (10,388)       (25,077)
   Total Distributions to Shares Shareholders                          (39,984)       (110,389)       (10,388)       (25,077)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:

From net investment income                                                (214)           (620)          (103)          (248)
   Total Distributions to Service Shares Shareholders                     (214)           (620)          (103)          (248)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREMIER SHARES SHAREHOLDERS:

From net investment income                                                 (22)           (104)           (44)          (429)
   Total Distributions to Premier Shares Shareholders                      (22)           (104)           (44)          (429)
-----------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                               (141,986)       (671,966)      (768,933)       403,691

NET ASSETS:

Beginning of period                                                 10,315,047      10,987,013      3,209,173      2,805,482
End of period                                                     $ 10,173,061   $  10,315,047   $  2,440,240   $  3,209,173
-----------------------------------------------------------------------------------------------------------------------------
Accumulated Undistributed Net Investment Income                   $        724   $         723   $        153   $        153
-----------------------------------------------------------------------------------------------------------------------------

/(1)/ The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2003
--------------------------------------------------------------------------------

         GOVERNMENT
           SELECT                     TAX-EXEMPT                  MUNICIPAL
          PORTFOLIO                    PORTFOLIO                  PORTFOLIO
---------------------------   -------------------------   --------------------------
    2004           2003           2004          2003          2004          2003
------------------------------------------------------------------------------------


$     21,660   $     44,464   $     2,495   $     6,098   $     3,538   $     5,451
          --             --           106            58             7            --
      21,660         44,464         2,601         6,156         3,545         5,451
------------------------------------------------------------------------------------


  25,198,372     43,795,910     2,284,120     3,173,220     1,511,205     2,160,027
       1,566          3,185           193           819           757         1,576
 (25,707,826)   (42,476,353)   (2,149,445)   (3,504,176)   (1,419,820)   (1,908,176)

    (507,888)     1,322,742       134,868      (330,137)       92,142       253,427
------------------------------------------------------------------------------------


   1,171,269      2,065,545        15,651        30,337        51,438        76,578
          --             --            --            --            --            --
  (1,242,002)    (2,002,871)      (21,052)      (29,970)      (48,986)      (91,821)

     (70,733)        62,674        (5,401)          367         2,452       (15,243)
------------------------------------------------------------------------------------


     204,561        639,604            --            --            --            --
    (249,391)      (548,561)           --            --            --            --

     (44,830)        91,043            --            --            --            --
------------------------------------------------------------------------------------


     (20,938)       (42,825)       (2,475)       (6,041)       (3,449)       (5,183)
     (20,938)       (42,825)       (2,475)       (6,041)       (3,449)       (5,183)
------------------------------------------------------------------------------------


        (452)          (959)          (20)          (57)          (89)         (268)
        (452)          (959)          (20)          (57)          (89)         (268)
------------------------------------------------------------------------------------


        (270)          (680)           --            --            --            --
        (270)          (680)           --            --            --            --
------------------------------------------------------------------------------------
    (623,451)     1,476,459       129,573      (329,712)       94,601       238,184



   5,790,353      4,313,894       585,781       915,493       696,924       458,740
$  5,166,902   $  5,790,353   $   715,354   $   585,781   $   791,525   $   696,924
------------------------------------------------------------------------------------
$         29   $         29   $        86   $        86   $        19   $        19
------------------------------------------------------------------------------------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      SHARES
DIVERSIFIED ASSETS PORTFOLIO                     -------------------------------------------------------------------------------
Selected per share data                           2004 /(4)/       2003          2002         2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $      1.00   $      1.00   $      1.00   $     1.00   $     1.00   $     1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                     --          0.01          0.02         0.04         0.06         0.05
   Total Income from Investment Operations                --          0.01          0.02         0.04         0.06         0.05
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                             --         (0.01)        (0.02)       (0.04)       (0.06)       (0.05)
      Total Distributions Paid                            --         (0.01)        (0.02)       (0.04)       (0.06)       (0.05)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $      1.00   $      1.00   $      1.00   $     1.00   $     1.00   $     1.00
--------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                      0.39%         0.96%         1.76%        4.52%        6.20%        4.99%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $10,044,908   $10,211,783   $10,861,104   $9,620,568   $7,526,789   $7,475,275
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements          0.35%         0.35%         0.35%        0.35%        0.35%        0.35%
   Expenses, before waivers and reimbursements          0.37%         0.37%         0.37%        0.36%        0.38%        0.38%
   Net investment income, net of waivers and
      reimbursements                                    0.78%         0.97%         1.76%        4.35%        6.05%        4.89%
   Net investment income, before waivers and
      reimbursements                                    0.76%         0.95%         1.74%        4.34%        6.02%        4.86%
--------------------------------------------------------------------------------------------------------------------------------

                                                                              SERVICE
                                                 --------------------------------------------------------------
Selected per share data                          2004 /(4)/     2003      2002      2001       2000      1999
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $   1.00    $  1.00   $   1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                   --       0.01       0.01      0.04      0.06      0.05
   Total Income from Investment Operations              --       0.01       0.01      0.04      0.06      0.05
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                           --      (0.01)     (0.01)    (0.04)    (0.06)    (0.05)
      Total Distributions Paid                          --      (0.01)     (0.01)    (0.04)    (0.06)    (0.05)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $   1.00    $  1.00   $   1.00   $  1.00   $  1.00   $  1.00
---------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                    0.26%      0.70%      1.50%     4.24%     5.85%     4.68%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $115,202    $82,872   $104,157   $74,165   $57,184   $59,815
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
      reimbursements /(3)/                            0.61%      0.61%      0.61%     0.63%     0.69%     0.69%
   Expenses, before waivers and
      reimbursements /(3)/                            0.63%      0.63%      0.63%     0.64%     0.72%     0.72%
   Net investment income, net of waivers and
      reimbursements                                  0.52%      0.71%      1.50%     4.07%     5.71%     4.55%
   Net investment income, before waivers and
      reimbursements                                  0.50%      0.69%      1.48%     4.06%     5.68%     4.52%
---------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                              PREMIER
                                                 ------------------------------------------------------------------
DIVERSIFIED ASSETS PORTFOLIO
Selected per share data                          2004 /(4)/   2003 /(4)/     2002      2001      2000    1999 /(5)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $  1.00       $  1.00    $  1.00   $  1.00   $  1.00     $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                  --            --       0.01      0.04      0.05       0.03
   Total Income from Investment Operations             --            --       0.01      0.04      0.05       0.03
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                          --            --      (0.01)    (0.04)    (0.05)     (0.03)
      Total Distributions Paid                         --            --      (0.01)    (0.04)    (0.05)     (0.03)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $  1.00       $  1.00    $  1.00   $  1.00   $  1.00     $ 1.00
-------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                   0.13%         0.44%      1.24%     3.97%     5.57%      2.57%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $12,951       $20,392    $21,752   $54,876   $29,883     $4,552
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
      reimbursements /(3)/                           0.87%         0.87%      0.87%     0.89%     0.95%      0.95%
   Expenses, before waivers and
      reimbursements /(3)/                           0.89%         0.89%      0.89%     0.90%     0.98%      0.98%
   Net investment income, net of waivers and
      reimbursements                                 0.26%         0.45%      1.24%     3.81%     5.45%      4.29%
   Net investment income, before waivers and
      reimbursements                                 0.24%         0.43%      1.22%     3.80%     5.42%      4.26%
-------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
/(5)/ For the period April 1, 1999 (commencement of operations) through November
     30, 1999.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                      SHARES
                                                 ----------------------------------------------------------------------------
GOVERNMENT PORTFOLIO
Selected per share data                          2004 /(4)/      2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                    --         0.01         0.02         0.04         0.06         0.05
   Total Income from Investment Operations               --         0.01         0.02         0.04         0.06         0.05
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                            --        (0.01)       (0.02)       (0.04)       (0.06)       (0.05)
      Total Distributions Paid                           --        (0.01)       (0.02)       (0.04)       (0.06)       (0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                     0.37%        0.92%        1.59%        4.30%        6.10%        5.08%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $2,325,913   $3,081,385   $2,638,730   $2,747,048   $2,062,597   $1,565,743
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements         0.35%        0.35%        0.35%        0.35%        0.35%        0.35%
   Expenses, before waivers and reimbursements         0.37%        0.37%        0.38%        0.38%        0.38%        0.38%
   Net investment income, net of waivers and
      reimbursements                                   0.74%        0.91%        1.58%        4.07%        5.95%        4.75%
   Net investment income, before waivers and
      reimbursements                                   0.72%        0.89%        1.55%        4.04%        5.92%        4.72%
-----------------------------------------------------------------------------------------------------------------------------

                                                                           SERVICE
                                                 ---------------------------------------------------------------
Selected per share data                          2004 /(4)/     2003      2002      2001      2000    1999 /(5)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $   1.00    $  1.00   $  1.00   $  1.00   $  1.00    $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                   --       0.01      0.01      0.04      0.06       0.03
   Total Income from Investment Operations              --       0.01      0.01      0.04      0.06       0.03
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                           --      (0.01)    (0.01)    (0.04)    (0.06)     (0.03)
      Total Distributions Paid                          --      (0.01)    (0.01)    (0.04)    (0.06)     (0.03)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $   1.00    $  1.00   $  1.00   $  1.00   $  1.00    $  1.00
----------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                    0.24%      0.66%     1.33%     4.02%     5.74%      3.03%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $107,685    $26,684   $54,924   $37,349   $32,352    $32,555
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
      reimbursements /(3)/                            0.61%      0.61%     0.61%     0.62%     0.69%      0.69%
   Expenses, before waivers and
      reimbursements /(3)/                            0.63%      0.63%     0.64%     0.65%     0.72%      0.72%
   Net investment income, net of waivers and
      reimbursements                                  0.48%      0.65%     1.32%     3.80%     5.61%      4.41%
   Net investment income, before waivers and
      reimbursements                                  0.46%      0.63%     1.29%     3.77%     5.58%      4.38%
----------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
/(5)/ For the period April 1, 1999 (commencement of operations) through November
     30, 1999.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                               PREMIER
GOVERNMENT PORTFOLIO                             --------------------------------------------------------------------
Selected per share data                          2004 /(4)/   2003 /(4)/     2002       2001       2000    1999 /(5)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $ 1.00      $   1.00    $   1.00   $   1.00   $  1.00    $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                  --            --        0.01       0.04      0.05       0.04
   Total Income from Investment Operations             --            --        0.01       0.04      0.05       0.04
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                          --            --       (0.01)     (0.04)    (0.05)     (0.04)
      Total Distributions Paid                         --            --       (0.01)     (0.04)    (0.05)     (0.04)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $ 1.00      $   1.00    $   1.00   $   1.00   $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                   0.11%         0.40%       1.06%      3.75%     5.47%      4.56%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period            $6,642      $101,104    $111,828   $118,965   $76,529    $44,575

Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
      reimbursements /(3)/                           0.87%         0.87%       0.87%      0.88%     0.95%      0.95%
   Expenses, before waivers and
      reimbursements /(3)/                           0.89%         0.89%       0.90%      0.91%     0.98%      0.98%
   Net investment income, net of waivers and
      reimbursements                                 0.22%         0.39%       1.06%      3.54%     5.35%      4.15%
   Net investment income, before waivers and
      reimbursements                                 0.20%         0.37%       1.03%      3.51%     5.32%      4.12%
---------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
/(5)/ For the period December 15, 1998 (commencement of operations) through
     November 30, 1999.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                     SHARES
GOVERNMENT SELECT PORTFOLIO                      ----------------------------------------------------------------------------
Selected per share data                          2004 /(4)/      2003         2002         2001         2000         1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                    --         0.01         0.02         0.04         0.06         0.05
   Total Income from Investment Operations               --         0.01         0.02         0.04         0.06         0.05
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                            --        (0.01)       (0.02)       (0.04)       (0.06)       (0.05)
      Total Distributions Paid                           --        (0.01)       (0.02)       (0.04)       (0.06)       (0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
-----------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                     0.42%        0.98%        1.67%        4.39%        6.18%        4.94%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $4,882,864   $5,390,753   $4,068,010   $4,280,572   $2,576,552   $2,150,263
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements         0.20%        0.20%        0.20%        0.20%        0.20%        0.20%
   Expenses, before waivers and reimbursements         0.32%        0.32%        0.33%        0.37%        0.38%        0.38%
   Net investment income, net of waivers and
      reimbursements                                   0.84%        0.98%        1.66%        4.14%        6.03%        4.85%
   Net investment income, before waivers and
      reimbursements                                   0.72%        0.86%        1.53%        3.97%        5.85%        4.67%
-----------------------------------------------------------------------------------------------------------------------------

                                                                              SERVICE
                                                 -------------------------------------------------------------------
Selected per share data                          2004 /(4)/     2003       2002       2001       2000     1999 /(5)/
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $   1.00    $   1.00   $   1.00   $   1.00   $   1.00    $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                   --        0.01       0.01       0.04       0.06       0.03
   Total Income from Investment Operations              --        0.01       0.01       0.04       0.06       0.03
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                           --       (0.01)     (0.01)     (0.04)     (0.06)     (0.03)
      Total Distributions Paid                          --       (0.01)     (0.01)     (0.04)     (0.06)     (0.03)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $   1.00    $   1.00   $   1.00   $   1.00   $   1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                    0.29%       0.72%      1.41%      4.11%      5.82%      2.72%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $111,180    $181,912   $119,239   $128,761   $116,640    $11,846
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
      reimbursements /(3)/                            0.46%       0.46%      0.46%      0.48%      0.54%      0.54%
   Expenses, before waivers and
      reimbursements /(3)/                            0.58%       0.58%      0.59%      0.65%      0.72%      0.72%
   Net investment income, net of waivers and
      reimbursements                                  0.58%       0.72%      1.40%      3.87%      5.69%      4.51%
   Net investment income, before waivers and
      reimbursements                                  0.46%       0.60%      1.27%      3.70%      5.51%      4.33%
--------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
/(5)/ For the period May 28, 1999 (commencement of operations) through November
     30, 1999.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                  PREMIER
GOVERNMENT SELECT PORTFOLIO                      ------------------------------------------------------------------
Selected per share data                          2004 /(4)/   2003 /(4)/     2002      2001      2000    1999 /(5)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $   1.00     $   1.00    $   1.00   $ 1.00   $  1.00     $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                   --           --        0.01     0.04      0.05       0.03
   Total Income from Investment Operations              --           --        0.01     0.04      0.05       0.03
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                           --           --       (0.01)   (0.04)    (0.05)     (0.03)
      Total Distributions Paid                          --           --       (0.01)   (0.04)    (0.05)     (0.03)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $   1.00     $   1.00    $   1.00   $ 1.00   $  1.00     $ 1.00
-------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                    0.16%        0.46%       1.15%    3.84%     5.55%      3.30%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $172,858     $217,688    $126,645   $9,916   $15,403     $7,417
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
      reimbursements /(3)/                            0.72%        0.72%       0.72%    0.74%     0.80%      0.80%
   Expenses, before waivers and
      reimbursements /(3)/                            0.84%        0.84%       0.85%    0.91%     0.98%      0.98%
   Net investment income, net of waivers and
      reimbursements                                  0.32%        0.46%       1.14%    3.60%     5.43%      4.25%
   Net investment income, before waivers and
      reimbursements                                  0.20%        0.34%       1.01%    3.43%     5.25%      4.07%
-------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Premier Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
/(5)/ Premier Class shares were fully redeemed as of July 20, 1999. No shares were outstanding for the period July 21, 1999 through September 29, 1999. Shares were reintroduced on September 30, 1999.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 MONEY MARKET PORTFOLIOS

-----------------------
MONEY MARKET PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                               SHARES
TAX-EXEMPT PORTFOLIO                             ------------------------------------------------------------------
Selected per share data                          2004 /(4)/     2003       2002       2001       2000       1999
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $   1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                   --        0.01       0.01       0.03       0.04       0.03
   Total Income from Investment Operations              --        0.01       0.01       0.03       0.04       0.03
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                           --       (0.01)     (0.01)     (0.03)     (0.04)     (0.03)
      Total Distributions Paid                          --       (0.01)     (0.01)     (0.03)     (0.04)     (0.03)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $   1.00    $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                    0.36%       0.82%      1.31%      2.84%      3.88%      3.03%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $711,039    $576,067   $906,147   $683,912   $663,641   $555,692
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements        0.35%       0.35%      0.35%      0.35%      0.35%      0.35%
   Expenses, before waivers and reimbursements        0.38%       0.38%      0.37%      0.38%      0.40%      0.39%
   Net investment income, net of waivers and
      reimbursements                                  0.72%       0.83%      1.31%      2.79%      3.83%      2.89%
   Net investment income, before waivers and
      reimbursements                                  0.69%       0.80%      1.29%      2.76%      3.78%      2.85%
-------------------------------------------------------------------------------------------------------------------

                                                                                   SERVICE
                                                       -------------------------------------------------------------
Selected per share data                                2004 /(4)/    2003     2002      2001      2000    1999 /(5)/
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $ 1.00     $ 1.00   $ 1.00   $  1.00   $  1.00    $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                        --       0.01     0.01      0.03      0.03       0.02
   Total Income from Investment Operations                   --       0.01     0.01      0.03      0.03       0.02
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                                --      (0.01)   (0.01)    (0.03)    (0.03)     (0.02)
      Total Distributions Paid                               --      (0.01)   (0.01)    (0.03)    (0.03)     (0.02)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $ 1.00     $ 1.00   $ 1.00   $  1.00   $  1.00    $  1.00
--------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                         0.23%      0.57%    1.05%     2.56%     3.53%      1.58%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                  $4,315     $9,714   $9,346   $14,697   $16,926    $35,536
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements /(3)/       0.61%      0.61%    0.61%     0.63%     0.69%      0.69%
   Expenses, before waivers and reimbursements /(3)/       0.64%      0.64%    0.63%     0.66%     0.74%      0.73%
   Net investment income, net of waivers and
      reimbursements                                       0.46%      0.57%    1.05%     2.51%     3.49%      2.71%
   Net investment income, before waivers and
      reimbursements                                       0.43%      0.54%    1.03%     2.48%     3.44%      2.67%
--------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
/(5)/ For the period May 13, 1999 (commencement of operations) through November
     30, 1999.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                           SHARES
MUNICIPAL PORTFOLIO                              --------------------------------------------------------
Selected per share data                          2004 /(4)/     2003       2002       2001     2000 /(5)/
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $   1.00    $   1.00   $   1.00   $   1.00    $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                   --        0.01       0.01       0.03       0.04
   Total Income from Investment Operations              --        0.01       0.01       0.03       0.04
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                           --       (0.01)     (0.01)     (0.03)     (0.04)
      Total Distributions Paid                          --       (0.01)     (0.01)     (0.03)     (0.04)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $   1.00    $   1.00   $   1.00   $   1.00    $  1.00
---------------------------------------------------------------------------------------------------------
Total Return /(1)/                                    0.43%       0.93%      1.41%      2.93%      3.99%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $758,673    $666,525   $413,098   $141,721    $78,621
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements        0.20%       0.20%      0.21%      0.21%      0.21%
   Expenses, before waivers and reimbursements        0.32%       0.33%      0.36%      0.43%      0.53%
   Net investment income, net of waivers and
      reimbursements                                  0.85%       0.90%      1.40%      2.82%      3.98%
   Net investment income, before waivers and
      reimbursements                                  0.73%       0.77%      1.25%      2.60%      3.66%
---------------------------------------------------------------------------------------------------------

                                                                             SERVICE
                                                       ---------------------------------------------------
Selected per share data                                2004 /(4)/     2003      2002      2001    2000 /6/
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                    $  1.00     $  1.00   $  1.00   $  1.00   $  1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                        --        0.01      0.01      0.03      0.03
   Total Income from Investment Operations                   --        0.01      0.01      0.03      0.03
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                                --       (0.01)    (0.01)    (0.03)    (0.03)
      Total Distributions Paid                               --       (0.01)    (0.01)    (0.03)    (0.03)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                          $  1.00     $  1.00   $  1.00   $  1.00   $  1.00
----------------------------------------------------------------------------------------------------------
Total Return /(1)/                                         0.30%       0.67%     1.16%     2.66%     3.01%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                 $32,852     $30,399   $45,642   $39,638   $36,320
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and
      reimbursements /(3)/                                 0.46%       0.46%     0.46%     0.47%     0.54%
   Expenses, before waivers and
      reimbursements /(3)/                                 0.58%       0.59%     0.61%     0.69%     0.86%
   Net investment income, net of waivers and
      reimbursements                                       0.59%       0.64%     1.15%     2.56%     3.65%
   Net investment income, before waivers and
      reimbursements                                       0.47%       0.51%     1.00%     2.34%     3.33%
----------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Prior to February 1, 2001, expenses included an additional fee equal to 0.08% of average net assets of the Service Class paid to Northern Trust or other institutions for systems support and related services. Payment of this fee has been eliminated.
/(4)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
/(5)/ For the period December 1, 1999 (commencement of operations) through
     November 30, 2000.
/(6)/ For the period February 11, 2000 (commencement of operations) through
     November 30, 2000.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO


                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
       ASSET-BACKED NOTES - 3.1%
       Auto Receivables - 2.2%
         Chase Manhattan Auto Owner Trust,
          Series 2004-A, Class A1,
          1.08%, 3/15/05                              $  6,499  $  6,499
         Daimler Chrysler Auto Trust,
          Series 2003-B, Class A1,
          1.14%, 12/8/04                                 9,592     9,592
         Daimler Chrysler Auto Trust, Series 2004-A,
          Class A1, /(1)/
          1.07%, 3/8/05                                 16,484    16,484
         Ford Credit Auto Owner Trust,
          Series 2004-A, Class A1,
          1.24%, 2/15/05                               123,000   123,000
         Honda Auto Receivables Owner Trust,
          Series 2004-1, Class A1,
          1.14%, 4/21/05                                75,602    75,601
       -----------------------------------------------------------------
                                                                 231,176
       -----------------------------------------------------------------
       International Receivables - 0.3%
         Granite Mortgages PLC FRN,
          Series 2004-1, Class 1A1,
          1.06%, 6/21/04                                28,476    28,476
       -----------------------------------------------------------------
       Other Receivables - 0.1%
         CIT Equipment Collateral Trust,
          Series 2004-VT1, Class A-1,
          1.12%, 3/20/05                                 9,679     9,679
       -----------------------------------------------------------------
       Structured Investment Vehicles - 0.5%
         Dorada Finance Inc., /(1)/
          1.50%, 11/17/04                               50,000    49,998
       -----------------------------------------------------------------
       Total Asset-Backed Notes (cost $319,329)                  319,329

       CERTIFICATES OF DEPOSIT - 23.5%
       Domestic Depository Institutions - 2.0%
         American Express Bank, FSB,
          1.05%, 6/23/04                                12,000    12,000
         Citibank, New York,
          1.10%, 8/4/04                                 42,000    42,000
         Southtrust Bank, N.A., New York,
          1.09%, 7/12/04                                25,000    25,000
         Washington Mutual Bank, FA Stockton, CA,
          1.04%, 6/14/04                                35,000    35,000
          1.07%, 6/30/04                                23,000    23,000

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
        CERTIFICATES OF DEPOSIT - 23.5% - CONTINUED
        Domestic Depository Institutions - 2.0% - (continued)
          Wells Fargo Bank, N.A., San Francisco,
           1.04%, 6/23/04                              $30,919  $ 30,919
           1.05%, 6/28/04                               35,000    35,000
        ----------------------------------------------------------------
                                                                 202,919
        ----------------------------------------------------------------
        Foreign Depository Institutions - 21.5%
          ABN-AMRO, London Branch,
           1.09%, 7/14/04                               30,000    30,000
           1.13%, 8/2/04                                30,000    30,000
          Australia & New Zealand Bank, New York Branch,
           1.36%, 2/14/05                               25,000    24,998
          Banco Bilbao Vizcaya Argentaria, London Branch,
           1.13%, 7/9/04                                75,000    75,000
          Banco Bilbao Vizcaya Argentaria, New York Branch,
           1.20%, 8/20/04                               12,000    11,999
          Bank of Nova Scotia, New York Branch, FRN,
           1.04%, 6/28/04                               30,000    29,996
          Barclays Bank PLC, New York Branch, FRN,
           1.03%, 6/11/04                               24,000    23,996
           1.03%, 6/24/04                               60,000    59,988
           1.03%, 6/28/04                               20,000    19,996
           1.03%, 6/30/04                               48,000    47,988
          BNP Paribas, London Branch,
           1.40%, 8/5/04                                40,000    40,000
           1.12%, 12/29/04                              50,000    50,000
          BNP Paribas, New York Branch,
           1.05%, 6/16/04, FRN                          23,000    22,996
           1.03%, 6/24/04, FRN                          25,000    24,996
           1.25%, 7/20/04                               45,000    45,000
           1.39%, 8/27/04                               40,000    39,999
           1.34%, 2/7/05                                30,000    29,998
           1.36%, 2/14/05                               45,000    44,997
          CALYON, London Branch,
           1.13%, 8/10/04                               27,000    26,994
           1.22%, 12/6/04                               49,000    49,000
          CALYON, New York Branch,
           1.39%, 8/5/04                                20,000    20,009
           1.29%, 12/31/04                              89,000    89,000
          Canadian Imperial Bank of Commerce, London Branch,
           1.10%, 6/30/04                               60,000    60,000
          Canadian Imperial Bank of Commerce, New York Branch,
           1.03%, 6/2/04                                35,000    34,993
           1.19%, 7/30/04, FRN                          50,000    49,999

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                     PRINCIPAL
                                                      AMOUNT   VALUE
                                                      (000S)   (000S)
         CERTIFICATES OF DEPOSIT - 23.5% - CONTINUED
         Foreign Depository Institutions - 21.5% - (continued)
           Deutsche Bank, London Branch,
            1.14%, 8/2/04                             $50,000  $50,001
           Deutsche Bank, New York Branch,
            1.10%, 8/4/04                              30,000   30,000
            1.16%, 9/17/04                             53,000   53,000
           HBOS Treasury Services, London Branch,
            1.10%, 8/24/04                             37,000   37,000
            1.26%, 8/31/04                             53,000   53,000
           HBOS Treasury Services, New York Branch,
            1.27%, 1/10/05                             25,000   25,000
           ING Bank, London Branch,
            1.20%, 6/7/04                              40,000   40,000
            1.37%, 2/7/05                              20,000   20,000
           Lloyds TSB Bank, New York Branch, FRN,
            1.01%, 6/29/04                             50,000   49,985
            1.19%, 8/25/04                             16,000   15,994
           National Australia Bank, London Branch,
            1.26%, 7/23/04                             30,000   30,000
            1.23%, 8/4/04                              25,000   25,000
            1.28%, 4/5/05                              55,000   55,000
           Nordea Bank Finland, New York Branch,
            1.05%, 6/9/04, FRN                         53,000   52,994
            1.04%, 6/21/04, FRN                        53,000   52,993
            1.21%, 8/26/04, FRN                        20,000   19,994
            1.22%, 12/6/04                             20,000   20,000
            1.34%, 2/7/05                              15,000   14,999
            1.36%, 2/14/05                             25,000   24,998
           Rabobank Nederland NV, New York Branch,
            1.02%, 6/24/04, FRN                        50,000   49,986
            1.18%, 7/30/04                             24,000   23,999
           Royal Bank of Canada, New York Branch,
            1.03%, 6/30/04, FRN                        63,000   62,989
            1.27%, 12/31/04                            10,000   10,000
           Royal Bank of Scotland, London Branch,
            1.12%, 7/30/04                             35,000   35,000
            1.12%, 8/23/04                             25,000   24,992
           Royal Bank of Scotland, New York Branch,
            1.25%, 7/20/04                             40,000   40,000
           Societe Generale, London Branch,
            1.24%, 10/12/04                            40,000   40,000
            1.20%, 11/8/04                             15,000   15,000
            1.22%, 12/6/04                             11,000   11,000

                                                      PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
     CERTIFICATES OF DEPOSIT - 23.5% - CONTINUED
     Foreign Depository Institutions - 21.5% - (continued)
       Societe Generale, New York Branch,
        1.03%, 6/14/04, FRN                            $ 8,000  $    7,999
        1.04%, 6/30/04, FRN                             40,000      39,995
        1.16%, 9/17/04                                  50,000      50,000
       Svenska Handelsbanken, Inc., New York Branch,
        1.20%, 11/8/04                                  15,000      15,000
       Toronto Dominion Bank, New York Branch,
        1.12%, 12/29/04                                 50,000      50,000
        1.28%, 4/5/05                                   15,000      14,999
       UBS AG, Stamford Branch,
        1.42%, 10/21/04                                 20,000      19,999
       Unicredito Italiano, London Branch,
        1.06%, 7/6/04                                   20,000      20,000
     ---------------------------------------------------------------------
                                                                 2,182,858
     ---------------------------------------------------------------------
     Total Certificates of Deposits (cost $2,385,777)            2,385,777

     COMMERCIAL PAPER - 30.1%
     Auto Receivables - 3.6%
       Ford Credit Floorplan Master Owner Trust A,
        Motown Funding LLC, Series 2002-1, /(1)/
        1.06%, 6/7/04                                   12,000      11,998
        1.06%, 6/11/04                                  20,000      19,994
        1.07%, 6/25/04                                  34,000      33,976
        1.08%, 6/29/04                                  30,000      29,975
        1.08%, 7/6/04                                   84,000      83,912
        1.14%, 7/7/04                                   29,000      28,967
        1.13%, 7/13/04                                  60,000      59,921
       New Center Asset Trust,
        1.06%, 6/15/04                                  40,000      39,984
        1.05%, 6/16/04                                  30,000      29,987
        1.07%, 7/7/04                                   25,000      24,973
     ---------------------------------------------------------------------
                                                                   363,687
     ---------------------------------------------------------------------
     Bank Holding Companies - 0.2%
       Citicorp,
        1.06%, 6/11/04                                  15,000      14,996
     ---------------------------------------------------------------------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT         VALUE
                                                          (000S)         (000S)
           COMMERCIAL PAPER - 30.1% - CONTINUED
           Credit Card Master Trusts - 4.0%
             Citibank Credit Card Master Trust, Dakota Certificates,
              1.05%, 6/4/04                               $15,000       $ 14,999
              1.05%, 6/8/04                                45,000         44,991
              1.05%, 6/11/04                               15,000         14,996
              1.06%, 6/14/04                               40,000         39,985
              1.05%, 6/17/04                               27,650         27,637
              1.05%, 6/25/04                               42,000         41,971
              1.07%, 6/29/04                               30,000         29,975
              1.07%, 6/30/04                               20,000         19,983
             MBNA Credit Card Master Trust, Emerald Certificates, /(1)/
              1.05%, 6/3/04                                20,000         19,988
              1.05%, 6/16/04                               35,000         34,985
              1.07%, 6/22/04                               20,000         19,999
              1.07%, 6/23/04                               66,000         65,957
              1.09%, 7/13/04                               30,000         29,962
           ---------------------------------------------------------------------
                                                                         405,428
           ---------------------------------------------------------------------
           Electronic and Other Electronic Components - 0.4%
             General Electric Company,
              1.04%, 6/14/04                               40,000         39,985
           ---------------------------------------------------------------------
           Foreign Depository Institutions - 0.2%
             Banco Santander Central Hispano,
              1.08%, 9/21/04                               20,000         19,933
           ---------------------------------------------------------------------
           Multi-Seller Conduits - 12.9%
             Alpine Securitization,
              1.05%, 6/21/04                               23,000         22,987
             Amstel Funding Corp.,
              1.10%, 7/14/04                               15,000         14,980
              1.08%, 7/27/04                               49,000         48,918
              1.11%, 8/5/04                                25,000         24,950
              1.12%, 8/12/04                               75,000         74,832
              1.15%, 8/30/04                               18,000         17,948
              1.08%, 9/24/04                               15,000         14,948
              1.08%, 9/27/04 /(1)/                         16,000         15,944
              1.08%, 9/27/04                               20,000         19,929
             Amsterdam Funding Corp.,
              1.05%, 6/10/04                               15,000         14,996
              1.05%, 6/17/04                               17,000         16,992
              1.05%, 6/21/04                               60,000         59,965
              1.05%, 6/24/04                               13,000         12,991
              1.10%, 7/9/04                                10,000          9,988

                                                     PRINCIPAL
                                                      AMOUNT   VALUE
                                                      (000S)   (000S)
         COMMERCIAL PAPER - 30.1% - CONTINUED
         Multi-Seller Conduits - 12.9% - (continued)
           Atlantic Asset Securitization Corp.,
            1.05%, 6/1/04                             $12,000  $12,000
            1.04%, 6/14/04 /(1)/                       15,000   14,994
           Blue Ridge Asset Funding,
            1.04%, 6/1/04                              39,160   39,160
           Bryant Park Funding LLC,
            1.05%, 6/11/04                             10,000    9,997
            1.05%, 6/14/04                             10,000    9,996
            1.05%, 6/24/04                             10,000    9,993
           Charta Corp.,
            1.05%, 6/16/04                              9,000    8,996
           Clipper Receivables Corp.,
            1.04%, 6/1/04                              37,600   37,600
            1.06%, 6/17/04                             27,045   27,032
            1.08%, 7/7/04                              30,000   29,968
           Corporate Receivables Corp.,
            1.12%, 7/14/04                             14,000   13,981
            1.12%, 7/15/04                              8,000    7,989
           Crown Point Capital Co.,
            1.06%, 6/11/04                             18,000   17,995
            1.07%, 7/12/04                             23,000   22,972
            1.08%, 7/16/04                             25,000   24,966
           Edison Asset Securitization,
            1.06%, 7/6/04                              30,000   29,969
           Eiffel Funding LLC,
            1.10%, 7/23/04                             23,000   22,963
           Fairway Finance Corp.,
            1.05%, 6/28/04, FRN                        25,000   24,999
            1.27%, 9/1/04                              15,000   14,951
           Galleon Capital Corp.,
            1.04%, 6/1/04                              43,440   43,440
           Legacy Capital LLC,
            1.12%, 9/10/04                             24,000   23,925
           Lexington Parker Capital,
            1.25%, 6/1/04, FRN                         23,000   22,998
            1.05%, 6/8/04 /(1)/                        10,000    9,998
            1.11%, 7/7/04                              44,000   43,951
            1.14%, 7/26/04                             15,000   14,974
            1.11%, 9/1/04                              41,000   40,884
           Liberty Street Funding Co.,
            1.05%, 6/7/04                              20,000   19,997

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
       COMMERCIAL PAPER - 30.1% - CONTINUED
       Multi-Seller Conduits - 12.9% - (continued)
         Regency,
          1.06%, 6/7/04                              $25,000  $   24,996
          1.05%, 6/9/04                               11,000      10,997
          1.05%, 6/21/04                              20,000      19,988
         Sheffield Receivables Corp.,
          1.04%, 6/4/04                               25,000      24,998
          1.05%, 6/10/04                              20,000      19,990
          1.04%, 6/14/04                              25,000      24,991
          1.15%, 6/25/04, FRN                          7,000       7,000
         Thames Asset Global Securitization No. 1, Inc.,
          1.05%, 6/21/04                               9,000       8,995
          1.05%, 6/21/04 /(1)/                        50,000      49,971
         Tulip Funding Corp.,
          1.05%, 6/3/04                               30,000      29,998
         Victory Receivables Corp.,
          1.07%, 6/2/04                               30,000      29,999
          1.07%, 6/3/04                               20,000      19,999
          1.07%, 6/4/04                               14,000      13,999
          1.07%, 6/16/04                              20,000      19,991
         Yorktown Capital LLC,
          1.04%, 6/21/04                              40,000      39,977
       -----------------------------------------------------------------
                                                               1,316,945
       -----------------------------------------------------------------
       Non-Depository Personal Credit - 2.5%
         General Electric Capital Corp.,
          1.14%, 10/4/04                              25,000      24,901
         General Electric International, Series A,
          1.20%, 6/2/04                               75,000      74,998
          1.07%, 6/4/04                               50,000      49,996
          1.06%, 6/21/04                              32,000      31,981
          1.07%, 7/1/04                               30,000      29,973
          1.10%, 7/8/04                               30,000      29,966
         Household Finance Corp.,
          1.10%, 7/8/04                               10,000       9,989
       -----------------------------------------------------------------
                                                                 251,804
       -----------------------------------------------------------------
       Single Seller Conduits - 1.7%
         Blue Spice LLC,
          1.04%, 6/1/04                               46,735      46,735
          1.05%, 6/24/04                              10,000       9,993
         Georgetown Funding Co.,
          1.07%, 6/22/04                              30,000      29,981
          1.07%, 6/24/04                              15,000      14,986
          1.11%, 7/1/04                               15,000      14,990

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
        COMMERCIAL PAPER - 30.1% - CONTINUED
        Single Seller Conduits - 1.7% - (continued)
          Independence Funding LLC,
           1.05%, 6/9/04                            $ 25,000  $   24,994
          Ticonderoga Funding LLC, /(1)/
           1.05%, 6/2/04                              20,000      19,999
           1.05%, 6/28/04                             14,000      13,989
        ----------------------------------------------------------------
                                                                 175,667
        ----------------------------------------------------------------
        Structured Investment Vehicles - 4.4%
          Cancara Asset Securitization Ltd.,
           1.05%, 6/25/04                             15,000      14,990
          Grampian Funding Ltd.,
           1.16%, 6/3/04                              30,000      29,998
           1.06%, 6/23/04                             20,000      19,987
           1.10%, 7/9/04                             115,000     114,866
           1.14%, 9/13/04                             35,000      34,885
          Perry Global Funding LLC, /(1)/
           1.07%, 7/12/04                             31,706      31,668
          Scaldis Capital LLC,
           1.05%, 6/7/04                               9,608       9,606
           1.05%, 6/21/04                             25,000      24,985
          Solitaire Funding LLC,
           1.05%, 6/25/04                              8,000       7,994
           1.27%, 8/23/04                              7,330       7,309
           1.27%, 8/26/04                              6,167       6,148
          Surrey Funding Corp.,
           1.05%, 6/15/04                             25,000      24,990
           1.06%, 6/21/04                             36,000      35,979
           1.05%, 6/25/04                             32,000      31,978
           1.25%, 8/23/04                             10,000       9,971
          White Pine Finance LLC,
           1.05%, 6/25/04                              7,000       6,995
           1.05%, 6/28/04, FRN                         5,000       4,999
           1.11%, 7/27/04                              9,000       8,984
           1.10%, 8/12/04                              7,121       7,105
           1.16%, 9/7/04                              11,000      10,965
           1.08%, 9/13/04                              6,000       5,981
        ----------------------------------------------------------------
                                                                 450,383
        ----------------------------------------------------------------
        Transportation Equipment - 0.2%
          Toyota Motor Credit Corp.,
           1.08%, 7/15/04                             20,000      19,974
        ----------------------------------------------------------------
        Total Commercial Paper (cost $3,058,802)               3,058,802

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
       CORPORATE NOTES/BONDS - 17.4%
       Bank Holding Companies - 0.7%
         JP Morgan Chase & Co., FRN,
          1.53%, 8/24/04                               $31,000  $ 31,070
         Wells Fargo & Co., FRN,
          1.17%, 6/24/04                                35,000    35,012
       -----------------------------------------------------------------
                                                                  66,082
       -----------------------------------------------------------------
       Communications - 0.6%
         SBC Communications, /(1)/
          4.18%, 6/5/04                                 60,000    60,019
       -----------------------------------------------------------------
       Domestic Depository Institutions - 2.8%
         American Express Bank, FSB, FRN,
          1.06%, 6/29/04                                14,000    13,997
         American Express Centurion Bank, FRN,
          1.06%, 6/25/04                                20,000    20,000
          1.06%, 6/28/04                                20,000    19,999
         Bank One, N.A.,
          1.11%, 6/15/04, FRN                           20,000    20,010
          1.20%, 8/3/04, FRN                            65,000    65,035
          1.30%, 8/4/04                                 30,000    30,000
         Fifth Third Bank, FRN,
          1.00%, 6/16/04                                 8,000     7,998
         National City Bank, Cleveland, FRN,
          1.05%, 6/21/04                                28,000    27,998
          1.15%, 8/9/04                                 17,000    17,004
          1.19%, 8/19/04                                36,000    35,995
         U.S. Bank, N.A.,
          1.27%, 1/10/05                                25,000    25,000
       -----------------------------------------------------------------
                                                                 283,036
       -----------------------------------------------------------------
       Foreign Depository Institutions - 1.4%
         Bank of Nova Scotia, FRN,
          1.03%, 6/30/04                                60,000    59,982
         HBOS Treasury Services PLC, FRN, /(1)/
          1.14%, 6/10/04                                12,000    12,009
         Nationwide Building Society, FRN, /(1)/
          1.11%, 6/28/04                                28,000    28,000
         Royal Bank of Canada, FRN,
          1.08%, 6/10/04                                28,000    28,005
         Westpac Banking Corp., FRN,
          1.10%, 6/11/04                                20,000    20,000
       -----------------------------------------------------------------
                                                                 147,996
       -----------------------------------------------------------------
       Insurance Carriers - 0.8%
         Allstate Life Global Funding II, FRN, /(1)/
          1.12%, 6/16/04                                30,000    30,000

                                                   PRINCIPAL
                                                    AMOUNT    VALUE
                                                    (000S)    (000S)
           CORPORATE NOTES/BONDS - 17.4% - CONTINUED
           Insurance Carriers - 0.8% - (continued)
             Metropolitan Life, FRN, /(1)/
              1.11%, 6/15/04                       $ 55,000  $ 55,000
           ----------------------------------------------------------
                                                               85,000
           ----------------------------------------------------------
           Non-Depository Personal Credit - 4.0%
             American Express Credit, FRN,
              1.11%, 6/15/04                         15,000    15,008
             American General Finance Corp., FRN,
              1.49%, 6/18/04                         17,000    17,039
             BMW US Capital, MTN,
              4.07%, 6/7/04                          45,000    45,021
             General Electric Capital Corp., FRN,
              1.24%, 6/4/04                          75,000    75,100
              1.18%, 6/9/04                          48,000    48,039
              1.24%, 6/15/04                         54,000    54,080
              1.30%, 8/3/04                          25,000    25,032
             SLM Corp., FRN, /(1)/
              1.13%, 6/1/04                          50,000    50,000
             Toyota Motor Credit Corp., FRN,
              1.05%, 6/23/04                         80,000    80,000
           ----------------------------------------------------------
                                                              409,319
           ----------------------------------------------------------
           Security and Commodity Brokers - 5.7%
             Goldman Sachs Group,
              1.16%, 9/16/04                        105,000   105,000
              1.15%, 9/27/04                         20,000    20,000
              1.37%, 10/29/04                        75,000    75,000
             Lehman Brothers Holdings, FRN,
              1.15%, 6/22/04                        120,000   120,000
             Merrill Lynch & Co., FRN,
              1.10%, 6/4/04                          55,000    55,000
              1.51%, 6/10/04                          7,000     7,019
              1.23%, 6/11/04                         43,000    43,048
              1.35%, 7/28/04                         12,000    12,026
              1.44%, 8/23/04                         19,000    19,040
             Morgan Stanley, FRN,
              1.11%, 6/28/04                        120,000   120,009
           ----------------------------------------------------------
                                                              576,142
           ----------------------------------------------------------
           Structured Investment Vehicles - 1.4%
             Beta Finance, Inc., FRN, MTN /(1)/
              1.10%, 6/17/04                         15,000    15,003
              1.08%, 7/15/04                         63,000    62,992
             CC USA, Inc., FRN, MTN /(1)/
              1.20%, 8/23/04                         25,000    24,995

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)




                                                     PRINCIPAL
                                                      AMOUNT     VALUE
                                                      (000S)     (000S)
       CORPORATE NOTES/BONDS - 17.4% - CONTINUED
       Structured Investment Vehicles - 1.4% - (continued)
         Dorada Finance Inc., FRN, /(1)/
          1.15%, 6/1/04                              $ 20,000  $   20,012
          1.16%, 8/13/04                               17,000      16,997
       ------------------------------------------------------------------
                                                                  139,999
       ------------------------------------------------------------------
       Total Corporate Notes/Bonds (cost $1,767,593)            1,767,593

       EURODOLLAR TIME DEPOSITS - 11.0%
       Domestic Depository Institutions - 2.3%
         American Express Centurion Bank, Grand Cayman,
          1.05%, 6/25/04                               48,000      48,000
         Fifth Third Bank, Grand Cayman,
          1.03%, 6/1/04                                48,100      48,100
         State Street Bank & Trust Co., Grand Cayman,
          1.04%, 6/1/04                               136,833     136,833
       ------------------------------------------------------------------
                                                                  232,933
       ------------------------------------------------------------------
       Foreign Depository Institutions - 8.7%
         Banco Bilbao Vizcaya Argentaria, Nassau,
          1.05%, 6/24/04                               57,000      57,000
         Banco Popular Espanol, Madrid,
          1.11%, 9/17/04                               25,000      25,000
         Bank Nederlandse Gemeenten, The Hague,
          1.17%, 10/7/04                               25,000      25,000
         Credit Agricole S.A., Paris,
          1.12%, 8/6/04                                25,000      25,000
         Credit Industriel et Commercial, Paris, France,
          1.09%, 7/16/04                               18,000      18,000
         Credit Suisse First Boston, Grand Cayman,
          1.04%, 6/1/04                               123,160     123,160
         Danske Bank, Copenhagen, Denmark,
          1.10%, 7/27/04                               22,000      22,000
         Den Norske Bank, Grand Cayman,
          1.15%, 7/26/04                               11,000      11,000
         Dexia Bank Belgium, Grand Cayman,
          1.04%, 6/1/04                               130,184     130,184
         Dexia Credit Local de France, Paris,
          1.12%, 9/14/04                               17,000      17,000
          1.16%, 10/6/04                               25,000      25,000
         Fortis Bank, Brussels, Belgium,
          1.09%, 9/27/04                               30,000      30,000
         Fortis Bank, London,
          1.14%, 8/10/04                               15,000      15,000

                                                      PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
      EURODOLLAR TIME DEPOSITS - 11.0% - CONTINUED
      Foreign Depository Institutions - 8.7% - (continued)
        HBOS Treasury Services, London,
         1.07%, 9/10/04                               $ 23,000  $   23,000
        National Australia Bank, Grand Cayman,
         1.04%, 6/4/04                                  25,000      25,000
        Skandinaviska Enskildabanken, Grand Cayman,
         1.04%, 6/1/04                                  40,000      40,000
        Societe Generale, Grand Cayman,
         1.04%, 6/1/04                                 183,600     183,600
        Societe Generale, Singapore,
         1.06%, 6/3/04                                  22,000      22,000
        Unicredito Italiano, Milan,
         1.06%, 6/2/04                                  28,000      28,000
         1.07%, 6/9/04                                  35,000      35,000
         1.09%, 9/24/04                                 10,000      10,000
      --------------------------------------------------------------------
                                                                   889,944
      --------------------------------------------------------------------
      Total Eurodollar Time Deposits (cost $1,122,877)           1,122,877

      MUNICIPAL INVESTMENTS - 3.3%
      Administration of Environmental & Housing Programs - 0.2%
        State of Texas G.O. Taxable Veteran's Land
         Refunding Bonds, Series 2000 A,
         1.18%, 6/8/04                                  20,000      20,000
        Tri-O Development LLC Program Notes,
         Series 1999 (National City Bank LOC),
         1.15%, 6/8/04                                   3,485       3,485
      --------------------------------------------------------------------
                                                                    23,485
      --------------------------------------------------------------------
      Amusement and Recreation Services - 0.3%
        Bloomingdale Lifetime Fitness LLC,
         Series 2000,
         1.12%, 6/8/04                                   5,870       5,870
        Harris County, Houston, Texas,
         Revenue Bonds, Series E,
         Sports Authority Junior Lien NFL,
         1.15%, 6/8/04                                   1,000       1,000
        HealthTrack Sports & Wellness, Series 1997,
         1.12%, 6/8/04                                   4,290       4,290
        Maryland Stadium Authority Sports Facilities
         Lease Revenue Bonds, Series A,
         1.10%, 6/8/04                                  16,300      16,300
      --------------------------------------------------------------------
                                                                    27,460
      --------------------------------------------------------------------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 3.3% - CONTINUED
       Business Services - 0.1%
         Birchwood Acres Ltd. Taxable VRDB,
          Series 2000,
          1.18%, 6/8/04                                  $12,410  $12,410
       ------------------------------------------------------------------
       Construction - 0.1%
         Metal Forming & Coining Corp.
          (National City Bank LOC),
          1.15%, 6/8/04                                    6,745    6,745
       ------------------------------------------------------------------
       Educational Services - 0.2%
         Kent County, Delaware, Student Housing
          Revenue Bonds, Series 2004B, Delaware
          State University Student Housing Project,
          1.07%, 6/8/04                                    7,000    7,000
         Knox County, Tennessee, Health, Educational
          Facilities and Housing Board Revenue
          Bonds, Series 2000, Volunteer Student
          Housing Project,
          1.07%, 6/8/04                                    2,390    2,390
         Nebraska Educational Finance Authority
          Revenue Bonds, Series 2003, Creighton
          University Project,
          1.09%, 6/1/04                                   12,080   12,080
         Washington State Housing Finance
          Commonwealth Revenue Bonds,
          Series 2000B, Spokane Community
          College Foundation Project,
          1.12%, 6/8/04                                    2,105    2,105
       ------------------------------------------------------------------
                                                                   23,575
       ------------------------------------------------------------------
       Engineering, Accounting and Management - 0.1%
         California PCR Environmental Improvement
          Taxable CP, Series 1997, Browning Ferris
          Project,
          1.14%, 7/14/04                                  10,000   10,000
       ------------------------------------------------------------------
       Executive, Legislative & General Government - 0.7%
         Cook County, Illinois, G.O. Taxable Bonds,
          Series 2002A,
          1.15%, 6/8/04                                   22,000   22,000
         Texas Public Finance Authority Taxable Bonds,
          Unemployment Compensation Obligation
          Assessment,
          Series C-1,
          1.15%, 6/10/04                                  38,000   38,000
          Series C-5,
          1.15%, 6/2/04                                   12,000   12,000
       ------------------------------------------------------------------
                                                                   72,000
       ------------------------------------------------------------------

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 3.3% - CONTINUED
     General Medical and Surgical Hospitals - 0.5%
       Bell County, Texas, Health Facility
        Development Authority Revenue Bonds,
        Series 2000 B-2, Scott & White Memorial
        Hospital,
        1.08%, 6/1/04                                      $10,500  $10,500
       Harris County, Texas, Health Facility
        Development Corp. Revenue Bonds,
        Series 2002, Methodist Hospital,
        1.08%, 6/1/04                                       25,000   25,000
       Sarasota County, Florida, Public Hospital
        Board Revenue Bonds, Series 2003A,
        Sarasota Memorial Hospital Project,
        1.10%, 6/1/04                                       15,200   15,200
     ----------------------------------------------------------------------
                                                                     50,700
     ----------------------------------------------------------------------
     Health Services - 0.1%
       Surgery Center Financing Corp. VRDN,
        Series 1997 (NCC Bank LOC),
        1.15%, 6/8/04                                        5,155    5,155
     ----------------------------------------------------------------------
     Membership Organizations - 0.1%
       American Association of Retired Persons VRDN,
        1.12%, 6/8/04                                        6,300    6,300
     ----------------------------------------------------------------------
     Museums, Galleries & Gardens - 0.1%
       Illinois Educational Facilities Authority Taxable
        Revenue Bonds, Series 2000A,
        Art Institute of Chicago,
        1.12%, 6/8/04                                        7,100    7,100
     ----------------------------------------------------------------------
     Oil and Gas Extraction - 0.0%
       Duncan Oil Co. VRDN, Series 2000,
        1.15%, 6/8/04                                        3,820    3,820
     ----------------------------------------------------------------------
     Public Finance Taxable & Monetary - 0.2%
       Oakland-Alameda County Coliseum Authority
        CP Taxable, Oakland Coliseum Arena,
        Series 1996 A-1,
        1.20%, 6/3/04                                        5,900    5,900
       Oakland-Alameda County Coliseum Authority
        CP Taxable, Oakland Coliseum Arena,
        Series 1996 A-2,
        1.10%, 7/7/04                                        9,700    9,700
     ----------------------------------------------------------------------
                                                                     15,600
     ----------------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 3.3% - CONTINUED
      Real Estate - 0.2%
        Barrington Development Funding LLC Pooled
         Loan Program VRDN, Series 2002E,
         1.12%, 6/8/04                                    $ 4,315  $ 4,315
        MHS Realty Company LLC Taxable Secured
         Promissory VRDN, Series 2001,
         1.20%, 6/8/04                                      8,305    8,305
        Muhlenberg, Kentucky, Medical Properties II
         Taxable VRDN, Series 2003,
         1.20%, 6/8/04                                      5,000    5,000
      --------------------------------------------------------------------
                                                                    17,620
      --------------------------------------------------------------------
      Residential Care - 0.1%
        Brevard County, Florida, Health Care Facilities
         Revenue Bonds, Series 2003, Health First Inc.
         Project,
         1.08%, 6/1/04                                     11,700   11,700
      --------------------------------------------------------------------
      Social Services - 0.0%
        DeKalb County, Georgia, Development Authority
         Revenue Bonds, Jewish Community Center,
         1.07%, 6/8/04                                      4,585    4,585
      --------------------------------------------------------------------
      Urban and Community Development - 0.1%
        Macon-Bibb County, Georgia, Urban
         Development Authority Revenue Bonds,
         Series 2000, Law Enforcement Center Project,
         1.07%, 6/8/04                                     13,895   13,895
      --------------------------------------------------------------------
      Water Transportation - 0.1%
        Louisiana State Offshore Terminal Authority
         Revenue Bonds, Series 2003A, Loop LLC
         Project,
         1.08%, 6/1/04                                     14,250   14,250
      --------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT     VALUE
                                                       (000S)     (000S)
      MUNICIPAL INVESTMENTS - 3.3% - CONTINUED
      Wholesale Trade - Durable Goods - 0.1%
        Jackson County, Georgia, IDA Taxable
         Revenue Bonds, Series 2002,
         John W. Rooker, LLC Project,
         1.13%, 6/8/04                                $  8,600  $    8,600
      --------------------------------------------------------------------
      Total Municipal Investments (cost $335,000)                  335,000

      U.S. GOVERNMENT AGENCIES - 3.3% /(2)/
      Fannie Mae - 0.9%
        FNMA Notes
         3.00%, 6/15/04                                 14,505      14,516
         1.36%, 5/3/05                                   9,450       9,434
         1.55%, 5/4/05                                  70,000      70,000
      --------------------------------------------------------------------
                                                                    93,950
      --------------------------------------------------------------------
      Federal Home Loan Bank - 2.4%
        FHLB FRN
         1.04%, 7/5/04                                  50,000      49,999
        FHLB Notes
         3.38%, 6/15/04                                 89,865      89,941
         1.55%, 12/8/04                                 30,000      30,000
         1.50%, 2/28/05                                 45,000      45,000
         1.45%, 3/11/05                                 22,000      22,000
      --------------------------------------------------------------------
                                                                   236,940
      --------------------------------------------------------------------
      Total U.S. Government Agencies (cost $330,890)               330,890

      U.S. TREASURY OBLIGATIONS - 1.4%
        U.S. Treasury Note
         2.88%, 6/30/04                                145,000     145,207
      --------------------------------------------------------------------
      Total U.S. Treasury Obligations (cost $145,207)              145,207
      --------------------------------------------------------------------
      Investments, at Amortized Cost (cost $9,465,475)           9,465,475

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2004 (UNAUDITED)


       DIVERSIFIED ASSETS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
        REPURCHASE AGREEMENTS - 8.3%
        (Colld. by U.S. Treasury Bonds/Notes)
        Joint Repurchase Agreements - 1.5%
          Bank of America Securities LLC,
           dated 5/28/04, repurchase price $52,848
           0.96%, 6/1/04                               $52,843  $ 52,843
          Morgan Stanley & Co., Inc., dated 5/28/04,
           repurchase price $35,232
           0.97%, 6/1/04                                35,228    35,228
          Societe Generale-New York Branch,
           dated 5/28/04, repurchase price $17,616
           0.97%, 6/1/04                                17,614    17,614
          UBS Securities LLC, dated 5/28/04,
           repurchase price $52,848
           0.98%, 6/1/04                                52,843    52,843
        ----------------------------------------------------------------
                                                                 158,528
        ----------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT      VALUE
                                                     (000S)      (000S)
      REPURCHASE AGREEMENTS - 8.3% - CONTINUED
      (Colld. by U.S. Government/Agency Securities)
      Repurchase Agreements - 6.8%
        Bank of America, N.A., dated 5/28/04,
         repurchase price $200,023
         1.04%, 6/1/04                              $200,000     $200,000
        Bank of America Securities LLC,
         dated 5/28/04, repurchase price $300,035
         1.04%, 6/1/04                               300,000      300,000
        Lehman Brothers, Inc., dated 5/28/04,
         repurchase price $62,753
         1.09%, 6/1/04                                62,745       62,745
        UBS Securities LLC, dated 5/28/04,
         repurchase price $125,015
         1.05%, 6/1/04                               125,000      125,000
      --------------------------------------------------------------------
                                                                  687,745
      --------------------------------------------------------------------
      Total Repurchase Agreements (cost $846,273)                 846,273
      --------------------------------------------------------------------
      Total Investments - 101.4% (cost $10,311,748)            10,311,748
         Liabilities less Other Assets - (1.4)%                  (138,687)
      --------------------------------------------------------------------
      NET ASSETS - 100.0%                                     $10,173,061

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the value of these securities amounted to approximately $1,037,706 or 10.2% of net assets.
(2)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2004 (UNAUDITED)


       GOVERNMENT PORTFOLIO

                                              PRINCIPAL
                                               AMOUNT     VALUE
                                               (000S)     (000S)
             U.S. GOVERNMENT AGENCIES - 84.8% /(1)/
             Fannie Mae - 48.5%
               FNMA Discount Notes
                1.05%, 6/1/04                 $ 16,670  $   16,670
                1.05%, 6/1/04                   74,755      74,755
                1.15%, 6/21/04                  50,000      49,968
                1.21%, 6/25/04                  61,000      60,951
                1.04%, 7/1/04                   28,000      27,976
                1.05%, 7/7/04                   30,000      29,969
                1.04%, 7/14/04                  25,000      24,969
                1.07%, 7/14/04                  20,000      19,975
                1.06%, 7/21/04                  50,000      49,926
                1.18%, 7/23/04                  25,000      24,957
                1.06%, 7/28/04                  65,000      64,891
                1.13%, 8/11/04                  45,000      44,900
                1.05%, 8/12/04                  25,000      24,947
                1.06%, 8/12/04                  20,000      19,958
                1.07%, 9/1/04                   70,000      69,808
                1.06%, 9/15/04                  14,000      13,957
                1.03%, 10/18/04                 14,000      13,944
                1.51%, 12/1/04                  16,670      16,542
                1.51%, 12/1/04                  69,755      69,220
                1.12%, 12/10/04                 30,000      29,821
               FNMA FRN
                1.04%, 6/18/04                 202,000     201,985
                1.02%, 7/7/04                   75,000      74,983
                1.04%, 7/19/04                   5,000       4,999
                1.07%, 7/28/04                 100,000      99,978
               FNMA Notes
                6.50%, 8/15/04                  30,700      31,031
                3.50%, 9/15/04                  18,650      18,778
                1.88%, 12/15/04                  2,700       2,709
             -----------------------------------------------------
                                                         1,182,567
             -----------------------------------------------------
             Federal Farm Credit Bank - 11.5%
               Federal Farm Credit Bank FRN
                0.98%, 6/4/04                   30,000      29,996
                1.00%, 6/10/04                  65,000      64,999
                1.01%, 6/17/04                  20,000      19,997
                1.02%, 6/21/04                 100,000      99,989
                0.98%, 6/24/04                  15,000      14,999
                1.01%, 6/25/04                  50,000      49,983
             -----------------------------------------------------
                                                           279,963
             -----------------------------------------------------

                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
         U.S. GOVERNMENT AGENCIES - 84.8% /(1)/ - CONTINUED
         Federal Home Loan Bank - 9.4%
           FHLB Discount Notes
            1.07%, 7/28/04                         $ 58,000  $   57,902
            1.05%, 8/13/04                           20,000      19,957
           FHLB FRN
            1.03%, 6/15/04                           50,000      49,990
            1.15%, 8/25/04                           25,000      24,998
           FHLB Notes
            1.46%, 11/12/04                          22,000      22,000
            1.55%, 12/8/04                           30,000      30,000
            2.13%, 12/15/04                          25,500      25,595
         --------------------------------------------------------------
                                                                230,442
         --------------------------------------------------------------
         Freddie Mac - 15.0%
           FHLMC Discount Notes
            1.05%, 6/17/04                           10,000       9,995
            1.09%, 7/27/04                           28,700      28,652
            1.10%, 7/27/04                           20,000      19,966
            1.10%, 8/23/04                           30,000      29,924
            1.08%, 9/22/04                           30,000      29,898
           FHLMC FRN
            1.09%, 6/9/04                            22,000      22,000
            1.08%, 8/4/04                           100,000      99,960
            1.14%, 8/9/04                            50,000      50,000
           FHLMC Notes
            3.00%, 7/15/04                           65,000      65,151
            4.50%, 8/15/04                           10,000      10,064
         --------------------------------------------------------------
                                                                365,610
         --------------------------------------------------------------
         Student Loan Marketing Association - 0.4%
           SLMA Note
            3.38%, 7/15/04                           10,000      10,026
         --------------------------------------------------------------
                                                                 10,026
         --------------------------------------------------------------
         Total U.S. Government Agencies (cost $2,068,608)     2,068,608

                                                    NUMBER
                                                   OF SHARES   VALUE
                                                    (000S)     (000S)
         INVESTMENT COMPANY - 1.0%
           Short-Term Investment Trust Treasury
            Portfolio Fund                           25,000      25,000
         --------------------------------------------------------------
         Total Investment Company (cost $25,000)                 25,000
         --------------------------------------------------------------
         Investments, at Amortized Cost (cost $2,093,608)     2,093,608

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2004 (UNAUDITED)


       GOVERNMENT PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      REPURCHASE AGREEMENTS - 17.7%
      (Colld. by U.S. Treasury Bonds/Notes)
      Joint Repurchase Agreements - 4.1%
        Bank of America Securities LLC, dated 5/28/04,
         repurchase price $33,294
         0.96%, 6/1/04                                   $33,290  $33,290
        Morgan Stanley & Co., Inc., dated 5/28/04,
         repurchase price $22,196
         0.97%, 6/1/04                                    22,194   22,194
        Societe Generale - New York Branch,
         dated 5/28/04, repurchase price $11,098
         0.97%, 6/1/04                                    11,097   11,097
        UBS Securities LLC, dated 5/28/04,
         repurchase price $33,294
         0.98%, 6/1/04                                    33,290   33,290
      -------------------------------------------------------------------
                                                                   99,871
      -------------------------------------------------------------------

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
      REPURCHASE AGREEMENTS - 17.7% - CONTINUED
      (Colld. by U.S. Government/Agency Securities)
      Repurchase Agreements - 13.6%
        Lehman Brothers, Inc., dated 5/28/04,
         repurchase price $56,642
         1.09%, 6/1/04                              $ 56,635     $56,635
        Merrill Lynch, Inc., dated 5/28/04,
         repurchase price $150,018
         1.05%, 6/1/04                               150,000     150,000
        UBS Securities LLC, dated 5/28/04,
         repurchase price $125,015
         1.05%, 6/1/04                               125,000     125,000
      -------------------------------------------------------------------
                                                                 331,635
      -------------------------------------------------------------------
      Total Repurchase Agreements (Cost $431,506)                431,506
      -------------------------------------------------------------------
      Total Investments - 103.5% (Cost $2,525,114)             2,525,114
         Liabilities less Other Assets - (3.5)%                  (84,874)
      -------------------------------------------------------------------
      NET ASSETS - 100.0%                                     $2,440,240

(1)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2004 (UNAUDITED)


       GOVERNMENT SELECT PORTFOLIO

                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
        U.S. GOVERNMENT AGENCIES - 99.7% /(1)/
        Federal Farm Credit Bank - 27.4%
          Federal Farm Credit Bank Discount Notes
           0.88%, 6/1/04                           $ 60,000  $   60,000
           0.95%, 6/1/04                             40,000      40,000
           1.03%, 6/1/04                             14,725      14,725
           0.95%, 6/2/04                             60,000      59,998
           0.95%, 6/3/04                             65,000      64,997
           1.02%, 6/4/04                             50,000      49,996
           0.96%, 6/14/04                            50,000      49,982
           1.07%, 6/14/04                            50,000      49,981
           0.96%, 6/16/04                            80,000      79,968
           0.96%, 6/21/04                            50,000      49,973
           0.96%, 6/22/04                           100,000      99,944
           0.97%, 6/24/04                            50,000      49,969
           0.96%, 6/25/04                            25,000      24,984
           1.10%, 7/6/04                             10,000       9,989
           1.03%, 8/23/04                            25,000      24,941
           1.06%, 9/13/04                            12,225      12,188
           1.05%, 9/17/04                             9,136       9,107
           1.10%, 12/13/04                           15,000      14,911
           1.16%, 1/5/05                             10,248      10,176
          Federal Farm Credit Bank FRN
           0.98%, 6/4/04                             50,000      49,993
           1.00%, 6/10/04                            45,000      44,999
           1.00%, 6/10/04                            75,000      74,967
           1.00%, 6/16/04                           100,000     100,000
           1.01%, 6/17/04                            40,000      39,994
           1.01%, 6/21/04                            20,000      19,997
           1.02%, 6/23/04                            40,000      39,993
           0.98%, 6/24/04                           130,000     129,989
           1.01%, 6/25/04                           100,000      99,966
           1.01%, 6/29/04                            20,000      19,992
          Federal Farm Credit Bank Notes
           3.88%, 12/15/04                           10,000      10,132
           1.15%, 4/1/05                              9,000       8,997
        ---------------------------------------------------------------
                                                              1,414,848
        ---------------------------------------------------------------
        Federal Home Loan Bank - 71.9%
          FHLB Discount Notes
           0.81%, 6/1/04                             50,000      50,000
           0.88%, 6/1/04                            669,058     669,058
           1.00%, 6/3/04                             14,497      14,496
           0.96%, 6/4/04                            125,753     125,743

                                                    PRINCIPAL
                                                     AMOUNT     VALUE
                                                     (000S)     (000S)
       U.S. GOVERNMENT AGENCIES - 99.7% /(1)/ - CONTINUED
       Federal Home Loan Bank - 71.9% - (continued)
          0.98%, 6/11/04                            $ 12,102  $   12,099
          1.01%, 6/11/04                               4,800       4,799
          0.97%, 6/16/04                              38,915      38,899
          0.98%, 6/16/04                             100,000      99,959
          1.08%, 6/16/04                              10,000       9,996
          1.00%, 6/18/04                             290,000     289,863
          1.01%, 6/18/04                               5,400       5,397
          0.99%, 6/23/04                              43,000      42,974
          1.00%, 6/23/04                             300,000     299,817
          1.03%, 6/23/04                              35,117      35,095
          1.00%, 6/25/04                             200,000     199,867
          1.09%, 6/25/04                              85,000      84,939
          1.05%, 7/9/04                               94,000      93,896
          1.03%, 7/23/04                              40,000      39,941
          1.10%, 7/28/04                              20,000      19,965
          1.05%, 8/4/04                               25,000      24,953
          1.06%, 8/6/04                              185,000     184,642
          1.09%, 8/6/04                               20,000      19,960
          1.12%, 8/11/04                              80,000      79,823
          1.05%, 8/13/04                             264,400     263,837
          1.07%, 9/1/04                               50,000      49,864
          1.05%, 9/24/04                             130,000     129,566
          1.30%, 12/13/04                             10,000       9,930
         FHLB FRN
          0.99%, 6/12/04                              35,000      34,994
          1.03%, 6/15/04                              65,000      64,987
          1.04%, 7/5/04                              125,000     124,996
          1.15%, 8/25/04                              30,000      29,998
         FHLB Notes
          6.91%, 6/3/04                                4,135       4,136
          3.38%, 6/15/04                             166,060     166,203
          4.75%, 6/28/04                              94,595      94,849
          6.25%, 8/13/04                              30,000      30,307
          3.63%, 10/15/04                              5,000       5,045
          1.46%, 11/12/04                             22,000      22,000
          2.00%, 11/15/04                             35,000      35,119
          1.51%, 12/8/04                              30,000      30,030
          1.55%, 12/8/04                              40,000      40,000
          2.13%, 12/15/04                             60,715      60,960
          3.88%, 12/15/04                             73,410      74,414
       -----------------------------------------------------------------
                                                               3,717,416
       -----------------------------------------------------------------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2004 (UNAUDITED)


       GOVERNMENT SELECT PORTFOLIO (continued)

                                                   PRINCIPAL
                                                    AMOUNT     VALUE
                                                    (000S)     (000S)
         U.S. GOVERNMENT AGENCIES - 99.7% /(1)/ - CONTINUED
         Student Loan Marketing Association - 0.4%
           SLMA Notes
            5.00%, 6/30/04                          $16,000  $   16,050
            3.38%, 7/15/04                            3,010       3,018
         --------------------------------------------------------------
                                                                 19,068
         --------------------------------------------------------------
         Tennessee Valley Authority - 0.0%
           Tennessee Valley Authority Note
            4.75%, 7/15/04                            1,055       1,060
         --------------------------------------------------------------
                                                                  1,060
         --------------------------------------------------------------
         Total U.S. Government Agencies (Cost $5,152,392)     5,152,392

                                                     NUMBER
                                                    OF SHARES   VALUE
                                                     (000S)     (000S)
        INVESTMENT COMPANY - 0.2%
           Short-Term Investment Trust Government
            Tax Advantage Portfolio Fund             10,000      $10,000
        ----------------------------------------------------------------
        Total Investment Company (Cost $10,000)                   10,000
        ----------------------------------------------------------------
        Total Investments - 99.9% (Cost $5,162,392)            5,162,392
           Other Assets less Liabilities - 0.1%                    4,510
        ----------------------------------------------------------------
        Net Assets - 100.0%                                   $5,166,902

(1)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2004 (UNAUDITED)


       TAX-EXEMPT PORTFOLIO

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.4%
      Arizona - 1.2%
        Phoenix IDA Multifamily Housing Revenue
         Bonds, Series 1999, Southwest Village
         Apartments Project (Colld. by FNMA
         Securities),
         1.07%, 6/8/04                                   $ 5,000  $ 5,000
        Pima County Development Authority Multifamily
         VRDB, Series 2001, Eastside Place
         Apartments Project (FNMA LOC),
         1.07%, 6/8/04                                     2,190    2,190
        Pima County IDA, Series 2002A, La Posada
         Senior Living Facilities Project
         (LaSalle Bank LOC),
         1.07%, 6/8/04                                     1,300    1,300
      -------------------------------------------------------------------
                                                                    8,490
      -------------------------------------------------------------------
      California - 7.9%
        California Department of Water Resources
         VRDB, Series 2002C-9, Power Supply
         Revenue (Citibank LOC),
         1.08%, 6/8/04                                    25,000   25,000
        California Pollution Control Finance Authority
         Bonds, Merrill Lynch P-Float PA-633R
         (MBIA Insured), /(1)/
         1.11%, 6/8/04                                     2,400    2,400
        California Pollution Control Finance Authority
         PCR Bonds, Series E, Pacific Gas & Electric
         (Bank One LOC),
         1.07%, 6/1/04                                       500      500
        California Statewide Community Development
         Authority VRDB, Series 2003B, Kaiser
         Permanente,
         1.13%, 6/8/04                                    11,400   11,400
        California State RAW, Series 2003A, (Credit
         Enhancement with Forward Purchase
         Agreement from Citibank, Bank of America,
         Goldman Sachs & Morgan Stanley),
         2.00%, 6/16/04                                   15,000   15,005
        Los Angeles Department of Water and Power
         VRDB, Series 2001B-1,
         1.06%, 6/1/04                                     2,100    2,100
      -------------------------------------------------------------------
                                                                   56,405
      -------------------------------------------------------------------
      Colorado - 1.1%
        Boulder Valley TANS, Series 2003A,
         2.00%, 6/30/04                                    5,000    5,004

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
      Colorado - 1.1% - (continued)
        Greenwood Village VRDB, Series 2003, City of
         Fiddlers Business Improvement District
         (U.S. Bank LOC),
         1.16%, 6/8/04                                    $ 3,000  $ 3,000
      --------------------------------------------------------------------
                                                                     8,004
      --------------------------------------------------------------------
      Connecticut - 1.2%
        Connecticut State Development Authority PCR,
         Series 1999, New England Power Co.
         (New England Power Co. Gtd.),
         0.98%, 7/15/04                                     8,900    8,900
      --------------------------------------------------------------------
      District of Columbia - 1.7%
        District of Columbia Revenue Bonds, Series
         2003, Henry J. Kaiser Foundation Project
         (Kaiser Family Foundation Gtd.),
         1.10%, 6/8/04                                      1,200    1,200
        District of Columbia Water & Sewer Revenue
         VRDB, Citicorp Eagle Trust 8121A
         (FSA Insured), /(1)/
         1.12%, 6/8/04                                      7,000    7,000
        District of Columbia Water & Sewer Revenue
         VRDB, Series 1998, Citibank Eagle Trust
         985201 (FSA Insured), /(1)/
         1.12%, 6/8/04                                      4,200    4,200
      --------------------------------------------------------------------
                                                                    12,400
      --------------------------------------------------------------------
      Florida - 12.8%
        Broward County Educational Facilities Authority
         VRDB, Series 2002A, Nova Southeastern
         (SunTrust Bank LOC),
         1.07%, 6/8/04                                      2,200    2,200
        Broward County Educational Facilities Authority
         VRDB, Series 2004C, Nova Southeastern
         (Bank of America LOC),
         1.08%, 6/1/04                                      5,000    5,000
        Florida Housing Finance Corp. Revenue VRDB,
         Series 2002-1, Lighthouse Bay Apartments
         (FHLMC LOC),
         1.07%, 6/8/04                                      5,400    5,400
        Highlands County Health Facilities Authority
         VRDB, Adventist Health System Project -
         Sunbelt, Series 1996A (MBIA Insured),
         1.07%, 6/8/04                                      1,800    1,800
         Series 1996A (SunTrust Bank LOC),
         1.07%, 6/8/04                                     14,270   14,270

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
      Florida - 12.8% - (continued)
         Series 1997A (SunTrust Bank LOC),
         1.07%, 6/8/04                                   $12,000  $12,000
         Series 2003A (SunTrust Bank LOC),
         1.07%, 6/8/04                                     3,500    3,500
        Lee County Health Care Facilities IDA, Series
         1999B Shell Point Village Project (Bank of
         America LOC),
         1.07%, 6/8/04                                     8,700    8,700
        Lee County Health Care Facilities VRDB, Series
         2004, Improvement Hope Hospice Project
         (SunTrust Bank LOC),
         1.08%, 6/1/04                                     4,300    4,300
        Orange County Health Facilities Revenue VRDB,
         Morgan Stanley Floater Certificates, /(1)/
         Series 531 (FSA Insured),
         1.15%, 6/3/04                                    12,300   12,300
         Series 532 (AMBAC Insured),
         1.15%, 6/3/04                                    12,936   12,936
        Orange County Housing Finance Authority
         VRDB, Series 1997, Post Fountains Project
         (Colld. by FNMA),
         1.07%, 6/8/04                                     3,400    3,400
        Orange County IDA VRDB, Series 2002,
         Catholic Diocese Project (SunTrust
         Bank LOC),
         1.07%, 6/8/04                                     2,000    2,000
        Palm Beach County, Series 2003, Morse
         Obligation Group Project (Key Bank LOC),
         1.10%, 6/8/04                                     3,500    3,500
      -------------------------------------------------------------------
                                                                   91,306
      -------------------------------------------------------------------
      Georgia - 2.1%
        Appling County Development Authority PCR
         Bonds, Series 1997, Georgia Power Co. Plant
         Hatch Project (Georgia Power Gtd.),
         1.08%, 6/1/04                                     3,900    3,900
        Macon-Bibb County Hospital Authority VRDB,
         Series 2000, Revenue Anticipation
         Certificates (SunTrust Bank LOC),
         1.08%, 6/1/04                                     1,200    1,200
        Macon-Bibb County Hospital Authority VRDB,
         Series 2003, Medical Center of Central
         Georgia (SunTrust Bank LOC),
         1.07%, 6/8/04                                     6,300    6,300

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
     Georgia - 2.1% - (continued)
       Savannah Housing Authority VRDB, Series
        1996A, Somerset Place Project (Colld. by
        FNMA),
        1.07%, 6/8/04                                      $ 2,900  $ 2,900
       State of Georgia G.O. Bonds, Series 1999D,
        Citicorp Eagle Trust Series 97C1001, /(1)/
        1.12%, 6/8/04                                          340      340
     ----------------------------------------------------------------------
                                                                     14,640
     ----------------------------------------------------------------------
     Hawaii - 2.5%
       Hawaii Department of Budget and Finance
        VRDB, Series 2003D, Kahala Nui Project
        (LaSalle Bank LOC),
        1.07%, 6/8/04                                       18,000   18,000
     ----------------------------------------------------------------------
     Idaho - 0.7%
       Idaho Health Facilities Authority VRDB, Series
        1995, St. Luke's Medical Center Project
        (Harris Trust & Savings Bank LOC),
        1.09%, 6/1/04                                        4,850    4,850
     ----------------------------------------------------------------------
     Illinois - 11.4%
       Chicago Board of Education G.O. Unlimited
        VRDB, Series A, Merrill P-Floats PA-617,
        School Reform Board (FGIC Insured), /(1)/
        1.11%, 6/8/04                                        4,995    4,995
       Chicago Board of Education Variable Rate
        Certificates, Series 2000A, School Reform
        Board (FGIC Insured), /(1)/
        1.16%, 6/8/04                                        4,205    4,205
       Chicago G.O. Refunding VRDB, Series 1998,
        Citicorp Eagle Trust 981302 (FSA Insured), /(1)/
        1.12%, 6/8/04                                        1,000    1,000
       Chicago School Reform Board G.O. VRDB,
        Series 1996, Bank of America Securities
        Variable Rate Certificates (MBIA Insured), /(1)/
        1.16%, 6/8/04                                        1,800    1,800
       City of Chicago G.O. Equipment Notes (Harris
        Trust & Savings Bank LOC),
        1.15%, 2/3/05                                        5,100    5,100
       Cook County Public Purpose Revenue Bond,
        Series 1990, Cleretian Association
        Neighborhood Office Inc. Project (FHLB LOC),
        1.32%, 6/8/04                                        3,280    3,280

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                           PRINCIPAL
                                                            AMOUNT   VALUE
                                                            (000S)   (000S)
    MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
    Illinois - 11.4% - (continued)
      Illinois Development Finance Authority
       Economic Development Revenue Bonds,
       Series 2003, Resurrection Center Project
       (Harris Trust & Savings Bank LOC),
       1.07%, 6/8/04                                        $5,035   $5,035
      Illinois Development Finance Authority Bonds
       VRDB, Series 2001C, Evanston Northwestern
       Hospital Project (Evanston Northwestern
       Healthcare Gtd.),
       1.07%, 6/8/04                                         9,785    9,785
      Illinois Development Finance Authority Revenue
       Bonds, Series 1984, Enterprise Office Campus
       (Colld. by United States Treasuries),
       1.25%, 6/1/04                                         5,950    5,950
      Illinois Development Finance Authority Revenue
       Bonds, Series 2003, Mount Carmel High
       School Project (LaSalle Bank LOC),
       1.10%, 6/8/04                                         2,500    2,500
      Illinois Development Finance Authority Revenue
       Bonds, Series 2003, Rosecrane, Inc. Project
       (Bank One LOC),
       1.10%, 6/8/04                                         1,800    1,800
      Illinois Development Finance Authority Revenue
       Bonds, Series 1999, LaRabida Children's
       Hospital (Bank of America LOC),
       1.30%, 6/8/04                                         1,000    1,000
      Illinois Development Finance Authority Revenue
       Bonds, Series 2002, Sacred Heart Schools
       Project (Fifth Third Bank LOC),
       1.10%, 6/8/04                                         2,500    2,500
      Illinois First VRDB, Wachovia MERLOTS Series
       2002B-04 (MBIA Insured), /(1)/
       1.14%, 6/8/04                                         2,100    2,100
      Illinois Health Facilities Authority Revenue Bonds,
       Series 1996, Evanston Hospital Corp. Project
       (Evanston Northwestern Healthcare Gtd.),
       1.40%, 11/12/04                                       7,000    7,000
      Illinois Health Facilities Authority Revenue
       Bonds, Series 1997, Central Baptist Home for
       the Aged Project (Allied Irish Bank LOC),
       1.10%, 6/8/04                                         9,800    9,800

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
    MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
    Illinois - 11.4% - (continued)
      Illinois Health Facilities Authority Revenue
       Bonds, Revolving Pooled Loan Facility
       (Bank One LOC),
       1.10%, 6/8/04                                       $1,000   $ 1,000
      Illinois State Sales Tax Revenue Bonds,
       Citigroup Series RR-II-R-4542 ROC, /(1)/
       1.12%, 6/8/04                                        3,995     3,995
      Peoria IDR Bonds, Series 1997, Peoria
       Production Shop Project (Bank One LOC),
       1.22%, 6/8/04                                          735       735
      Regional Transportation Authority, Wachovia
       MERLOTS Series 2001A93 (FGIC Insured), /(1)/
       1.14%, 6/8/04                                        3,610     3,610
      Rockford Revenue Bonds, Series 2002, Wesley
       Willows Obligated Group (Marshall &
       Ilsley LOC),
       1.11%, 6/1/04                                        4,500     4,500
    -----------------------------------------------------------------------
                                                                     81,690
    -----------------------------------------------------------------------
    Indiana - 4.5%
      Indiana Health Facilities Finance Authority
       Revenue Bond, Series 2001-A4, Ascension
       Health Credit Group Project (Ascension
       Health Gtd.),
       1.05%, 3/1/05                                        3,000     3,000
      Indiana Health Facilities Finance Authority
       VRDB, Series 2002B, Fayette Memorial
       Hospital Association (Fifth Third Bank LOC),
       1.14%, 6/1/04                                        5,930     5,930
      Indiana Public Improvement Board Bank
       Revenue VRDB, ABN AMRO Muni-Tops
       Certificates, Series 2002-7 (MBIA Insured), /(1)/
       1.14%, 6/8/04                                        7,500     7,500
      Indiana State Development Finance Authority
       Educational Facilities Revenue Bond, Series
       2004, Eiteljorg Museum (Bank One LOC),
       1.05%, 11/3/04                                       5,150     5,150
      Indiana State Development Finance Authority
       VRDB, Indiana Historical Society Inc. Project
       (Bank One LOC),
       1.10%, 6/8/04                                          300       300

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
      Indiana - 4.5% - (continued)
        Indiana Transportation Authority Highway
         Revenue VRDB, Citicorp Eagle Trust
         Series 981402, /(1)/
         1.12%, 6/8/04                                    $5,460   $ 5,460
        Shelby Eastern School Building Corp. First
         Mortgage Revenue Refunding Bonds,
         Wachovia MERLOTS Series 2001A84
         (FGIC Insured), /(1)/
         1.14%, 6/8/04                                     4,825     4,825
      --------------------------------------------------------------------
                                                                    32,165
      --------------------------------------------------------------------
      Iowa - 2.1%
        City of Hills Healthcare Revenue Bonds, Series
         2002, Mercy Hospital Project (U.S. Bank LOC),
         1.09%, 6/1/04                                     6,750     6,750
        Iowa Finance Authority Revenue Bonds, Series
         2000, YMCA & Rehab Center Project
         (Bank of America LOC),
         1.12%, 6/8/04                                     2,300     2,300
        Iowa State Vision Special Fund, Wachovia
         MERLOTS, Series 2001A110 (MBIA Insured), /(1)/
         1.14%, 6/8/04                                     5,690     5,690
      --------------------------------------------------------------------
                                                                    14,740
      --------------------------------------------------------------------
      Kentucky - 1.1%
        Edmonson County Industrial Building Authority
         VRDB, Series 2004, National Corvette
         Museum (Bank One LOC),
         1.10%, 6/8/04                                     5,190     5,190
        Shively Education Revenue Bonds, Series 2003
         Spalding University (Bank One LOC),
         1.10%, 6/8/04                                     2,500     2,500
      --------------------------------------------------------------------
                                                                     7,690
      --------------------------------------------------------------------
      Maryland - 4.1%
        Howard County VRDB, Series 2002A, Vantage
         House Facilities Project (LaSalle Bank LOC),
         1.07%, 6/8/04                                     9,400     9,400
        Maryland State Community Development
         Administration VRDB, Merrill Lynch P-Floats
         PT-916 (GE Capital Corp. GIC), /(1)/
         1.11%, 6/8/04                                     3,735     3,735

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
       Maryland - 4.1% - (continued)
         Maryland State Health and Higher Educational
          Facilities Revenue Board VRDB, Series 2003D
          (Manufacturers and Traders Bank LOC),
          1.09%, 6/8/04                                  $ 3,400  $ 3,400
         Montgomery County Economic Development
          Revenue VRDB, Series 2004, Riderwood
          Village Project (Manufacturers and Traders
          Bank LOC),
          1.10%, 6/8/04                                   12,500   12,500
       ------------------------------------------------------------------
                                                                   29,035
       ------------------------------------------------------------------
       Michigan - 3.9%
         Detroit School Building & Site Improvement
          Revenue Bond, Series 2002A ABN AMRO
          Munitops Certificate, Series 2003-10
          (FGIC Insured), /(1)/
          1.10%, 10/27/04                                  8,495    8,495
         Detroit Sewage Disposal System VRDN,
          Wachovia MERLOTS (FGIC Insured), /(1)
          /Series 2000,
          1.14%, 6/8/04                                      700      700
          Series 2001-A103,
          1.14%, 6/8/04                                    4,800    4,800
         Michigan Municipal Bond Authority Revenue Notes,
          Series 2003B1,
          2.00%, 8/20/04                                   7,500    7,516
          Series 2003B2 (JP Morgan Chase Bank LOC),
          2.00%, 8/23/04                                   2,500    2,505
         Southfield Economic Development Revenue
          VRDB, Series 2000, Lawrence Tech University
          Project (Bank One LOC),
          1.10%, 6/8/04                                    3,600    3,600
       ------------------------------------------------------------------
                                                                   27,616
       ------------------------------------------------------------------
       Minnesota - 0.7%
         Center City, Minnesota Health Care Facilities
          Revenue VRDB, Series 2002, Hazelden
          Foundation Project (Allied Irish Bank LOC),
          1.15%, 6/8/04                                    2,600    2,600
         Duluth Economic Development Authority
          Healthcare Facilities VRDB, Series 1997,
          Miller-Dawn Medical Center Project
          (U.S. Bank LOC),
          1.14%, 6/1/04                                    1,300    1,300

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
     Minnesota - 0.7% - (continued)
       Minnesota State Higher Education Facilities
        VRDB, Series 2000-5H St. Olaf College (Harris
        Trust & Savings Bank LOC),
        1.09%, 6/1/04                                     $1,100   $ 1,100
     ---------------------------------------------------------------------
                                                                     5,000
     ---------------------------------------------------------------------
     Mississippi - 1.8%
       Medical Center Education Building VRDB, Adult
        Hospital Project (AMBAC Insured),
        1.06%, 6/1/04                                      7,400     7,400
       Mississippi Business Finance Corp. Revenue
        VRDB, Series 2000, St. Andrew's Project
        (Allied Irish Bank Insured),
        1.11%, 6/8/04                                      1,110     1,110
       Mississippi Development Bank Special
        Obligation VRDB, Series 2001A, Wachovia
        MERLOTS Series 2001A16 (AMBAC
        Insured), /(1)/
        1.14%, 6/8/04                                      4,095     4,095
     ---------------------------------------------------------------------
                                                                    12,605
     ---------------------------------------------------------------------
     Missouri - 3.2%
       St. Louis County IDA VRDB, Series 1996B,
        Friendship Village West County Project
        (LaSalle Bank LOC),
        1.07%, 6/8/04                                      2,870     2,870
       Chesterfield IDA Education Facilities Authority
        VRDB, Series 2003, Gateway Acadamy
        Project (U.S. Bank LOC),
        1.14%, 6/1/04                                      6,200     6,200
       Kirkwood Tax Increment VRDB, Series 2004,
        Kirkwood Commons Project (U.S. Bank LOC),
        1.14%, 6/1/04                                      5,000     5,000
       Missouri Development Finance Board Lease
        Revenue Bond, Series 2003, Missouri
        Association Municipal Utilities
        (U.S. Bank LOC),
        1.14%, 6/1/04                                      5,780     5,780
       Missouri State Health and Educational Facilities
        Authority Revenue Bonds, Series 2001A,
        Bethesda Health Group Project
        (U.S. Bank LOC),
        1.14%, 6/1/04                                      1,950     1,950

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
     Missouri - 3.2% - (continued)
       Missouri State Health and Educational Facilities
        Revenue Bonds, Series 2001, Missouri Valley
        College (U.S. Bank LOC),
        1.14%, 6/1/04                                     $ 1,070  $ 1,070
     ---------------------------------------------------------------------
                                                                    22,870
     ---------------------------------------------------------------------
     Nebraska - 0.7%
       Douglas County School District G.O., Series
        2003, Citigroup ROCS RR II R 4058, /(1)/
        1.12%, 6/8/04                                       5,000    5,000
     ---------------------------------------------------------------------
     Nevada - 2.6%
       Las Vegas Water Bonds, Wachovia MERLOTS
        Series 2003B10 (MBIA Insured), /(1)/
        1.14%, 6/8/04                                      18,490   18,490
     ---------------------------------------------------------------------
     New Jersey - 0.2%
       New Jersey State TRANS, Series 2003,
        2.00%, 6/25/04                                      1,300    1,301
     ---------------------------------------------------------------------
     New York - 0.4%
       City of New York G.O. Bonds, Series 2004,
        Citigroup ROC RR II 251A (Citigroup Global
        Markets Holdings LOC), /(1)/
        1.13%, 6/8/04                                       3,100    3,100
     ---------------------------------------------------------------------
     North Carolina - 0.5%
       Mecklenburg County COP, Series 2002,
        1.12%, 6/8/04                                       1,500    1,500
       New Hanover County VRDB, G.O. School Bonds,
        1.15%, 6/8/04                                       2,250    2,250
       North Carolina Medical Care Commission
        Health Care Facilities Revenue VRDB,
        Wachovia MERLOTS Series 2001A39,
        Providend Place Project (Colld. by GNMA), /(1)/
        1.14%, 6/8/04                                         100      100
     ---------------------------------------------------------------------
                                                                     3,850
     ---------------------------------------------------------------------
     North Dakota - 0.4%
       Ward County Health Care Facilities Revenue
        VRDB, Series 2002A, Trinity Obligation Group
        Project (US Bank LOC),
        1.14%, 6/1/04                                       2,800    2,800
     ---------------------------------------------------------------------
     Ohio - 1.8%
       Akron Ohio Income Tax Revenue Bond, ABN
        AMRO Munitops Certificates, Series 2003-37
        (FGIC Insured), /(1)/
        1.09%, 12/8/04                                      5,000    5,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       TAX-EXEMPT PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
       Ohio - 1.8% - (continued)
         Franklin County Hospital Revenue VRDB, Series
          2001 II-R-55, Smith Barney ROC (U.S.
          Treasuries Escrowed), /(1)/
          1.12%, 6/8/04                                  $ 5,500  $ 5,500
         Middletown Development Revenue VRDB,
          Series 2003, Bishop Penwick High School
          Project (Bank One LOC),
          1.10%, 6/8/04                                    2,450    2,450
       ------------------------------------------------------------------
                                                                   12,950
       ------------------------------------------------------------------
       Oklahoma - 1.8%
         Oklahoma Water Resources Board State Loan
          Program Revenue Bonds,
          Series 1994A,
          0.98%, 10/1/04                                   2,000    2,000
          Series 1995,
          0.98%, 9/1/04                                    3,160    3,160
         Tulsa County Industrial Authority Capital
          Improvements Revenue Bonds, Series 2003A,
          1.40%, 11/15/04                                  4,000    4,000
         Tulsa Industrial Authority Revenue VRDB,
          Series 2000B, University of Tulsa
          (MBIA Insured),
          1.12%, 6/8/04                                    3,900    3,900
       ------------------------------------------------------------------
                                                                   13,060
       ------------------------------------------------------------------
       Oregon - 0.7%
         Oregon Housing and Community Services
          Department Revenue Bonds, SFM Program,
          Series 2004D,
          1.16%, 5/5/05                                    4,800    4,800
       ------------------------------------------------------------------
       Pennsylvania - 1.4%
         Delaware Valley Regional Financial Authority
          Local Government Revenue VRDN, Merrill
          Lynch P-Floats PT-152 (AMBAC Insured), /(1)/
          1.11%, 6/8/04                                      300      300
         Philadelphia Hospital & Higher Educational
          Facility Revenue Bond, Series 1999B,
          Jefferson Health System (Jefferson
          Health System Gtd.),
          1.08%, 3/30/05                                  10,000   10,000
       ------------------------------------------------------------------
                                                                   10,300
       ------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
      South Dakota - 0.6%
        Lawrence County Solid Waste VRDB, Series
         1997B, Homestake Mining (JP Morgan
         Chase Bank LOC),
         1.12%, 6/1/04                                   $4,000   $ 4,000
      -------------------------------------------------------------------
      Tennessee - 1.9%
        Metropolitan Government Nashville & Davidson
         Counties IDB VRDB, Series 2002, University of
         Nashville Project (SunTrust Bank LOC),
         1.07%, 6/8/04                                    3,000     3,000
        Metropolitan Government Nashville & Davidson
         Counties Electric Revenue VRDN, Citicorp
         Eagle Trust Series 984201, /(1)/
         1.12%, 6/8/04                                    3,800     3,800
        Sumner County Health, Education & Housing
         Facilities Board VRDB, Series 1999A,
         Hospital Alliance of Tennessee Pooled
         Program (Transamerica Life Insurance &
         Annuity Co. Gtd.),
         1.21%, 6/8/04                                      300       300
        Tennessee Local Development Authority State
         Loan Programs Revenue BANS, Series 2003,
         2.00%, 6/8/04                                    4,000     4,001
        Williamson County IDB Revenue Bonds, Series
         2003, Currey Ingram Academy Project
         (SunTrust Bank LOC),
         1.12%, 6/8/04                                    2,500     2,500
      -------------------------------------------------------------------
                                                                   13,601
      -------------------------------------------------------------------
      Texas - 12.6%
        Austin Water and Wastewater System Revenue
         Bonds, Series 2002A1, Wachovia MERLOTS
         (FSA Corp. Insured), /(1)/
         1.14%, 6/8/04                                    2,980     2,980
        City of Houston Water and Sewer Systems
         Revenue Bonds, Series 2003-14, BNP Paribas
         STARS Certificates (FSA Corp Insured), /(1)/
         1.10%, 6/8/04                                    1,595     1,595
        Comal Independent School District VRDB,
         ABN AMRO Muni-Tops Certificates 1999-9
         (PSF of Texas Gtd.), /(1)/
         1.13%, 6/8/04                                    6,500     6,500

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
    MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
    Texas - 12.6% - (continued)
      Conroe Independent School District, ABN
       AMRO Munitops Certificates Series 2002-1
       (PSF of Texas Gtd.), /(1)/
       1.45%, 12/15/04                                     $ 9,995  $ 9,995
      Dallas G.O. Refunding VRDB, Morgan Stanley
       Floating Rate Certificates 1998, Series 93, /(1)/
       1.11%, 6/8/04                                         4,190    4,190
      Granbury Independent School District VRDN,
       Soc Gen Series 1999 SG-129 (PSF of
       Texas Gtd.), /(1)/
       1.10%, 6/8/04                                         4,815    4,815
      Harris County Health Facilities Development
       Corp. Revenue VRDB, Wachovia MERLOTS
       Series 2001A87 (U.S. Treasuries Escrowed), /(1)/
       1.14%, 6/8/04                                         2,665    2,665
      Keller Independent School District VRDB, ABN
       AMRO Muni-Tops 2001-26 (PSF of
       Texas Gtd.), /(1)/
       1.13%, 6/8/04                                         4,000    4,000
      Northside Independent School District Building
       Revenue Bonds, Series 2003 (PSF of
       Texas Gtd.),
       1.02%, 6/15/04                                        4,000    4,000
      Princeton Independent School District VRDB,
       Soc Gen Series 2003 SGB-41 (PSF of
       Texas Gtd.), /(1)/
       1.12%, 6/8/04                                         4,750    4,750
      San Antonio City Electric & Gas VRDB,
       Wachovia MERLOTS Series 2001A68 (Colld.
       by U.S. Treasury Securities), /(1)/
       1.14%, 6/8/04                                         3,630    3,630
      State of Texas TRANS, Series 2003,
       2.00%, 8/31/04                                       21,000   21,043
      Tarrant County Health Facility Authority VRDB,
       Series 1996A, Adventist Health System
       Sunbelt (SunTrust Bank LOC),
       1.07%, 6/8/04                                        10,595   10,595
      Texas A&M University VRDB, Series 2003A
       RR-II-R-4005 ROC, /(1)/
       1.12%, 6/8/04                                         4,800    4,800

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
       Texas - 12.6% - (continued)
         Texas City Industrial Development Corp. VRDB,
          Wachovia MERLOTS Series 2000A34, Arco
          Pipeline Project (BP PLC Gtd.), /(1)/
          1.14%, 6/8/04                                  $3,935   $ 3,935
         Texas State Public Finance Authority CP,
          Series B,
          1.05%, 6/11/04                                  1,000     1,000
       ------------------------------------------------------------------
                                                                   90,493
       ------------------------------------------------------------------
       Utah - 0.7%
         Utah Water Finance Agency Revenue VRDB,
          Series 2002A2 (AMBAC Insured),
          1.15%, 6/8/04                                   5,030     5,030
       ------------------------------------------------------------------
       Virginia - 1.0%
         Chesapeake Bay Bridge & Tunnel
          Communication VRDB, Wachovia MERLOTS
          Series 2003A39 (MBIA Insured), /(1)/
          1.14%, 6/8/04                                   2,300     2,300
         Henrico County Economic Development
          Authority VRDB, Series 2003B,
          Westminster Canterbury (KBC Bank LOC),
          1.07%, 6/8/04                                   5,000     5,000
       ------------------------------------------------------------------
                                                                    7,300
       ------------------------------------------------------------------
       Washington - 5.1%
         Seattle Light and Power VRDB, Citigroup ROC
          II-R (FSA Corp. Insured), /(1)/
          Series 47,
          1.12%, 6/8/04                                   1,900     1,900
          Series 48,
          1.12%, 6/8/04                                   5,995     5,995
          Series 50,
          1.12%, 6/8/04                                   6,495     6,495
         Washington Public Power Supply System
          Revenue VRDN, Citicorp Eagle Trust
          Series 944701, /(1)/
          1.12%, 6/8/04                                   2,900     2,900
         Washington State G.O. Refunding VRDB,
          Citicorp Eagle Trust Series 1993C, /(1)/
          1.12%, 6/8/04                                   6,448     6,448
         Washington State G.O. Series 2002R-03-A
          Series 2002A57, Wachovia MERLOTS
          (MBIA Insured), /(1)/
          1.14%, 6/8/04                                   6,165     6,165

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2004 (UNAUDITED)


       TAX-EXEMPT PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
      Washington - 5.1% - (continued)
        Washington State Housing Finance Commision
         VRDB, Series 2000, Living Care Center Project
         (Wells Fargo Bank LOC),
         1.07%, 6/8/04                                   $   900  $   900
        Washington State Housing Finance
         Commission Nonprofit Housing VRDB,
         Series 2002, Annie Wright School Project
         (Bank of America LOC),
         1.08%, 6/1/04                                     3,500    3,500
        Washington State Housing Finance Commission
         Nonprofit Housing VRDB, Series 2003,
         Gonzaga Preparatory School Project
         (Bank of America LOC),
         1.12%, 6/8/04                                     2,500    2,500
      -------------------------------------------------------------------
                                                                   36,803
      -------------------------------------------------------------------
      Wisconsin - 3.0%
        University of Wisconsin Hospital and Clinics
         Authority Revenue Bonds, Series 2000RR,
         Wachovia MERLOTS (FSA Corp. Insured), /(1)/
         1.14%, 6/8/04                                     3,000    3,000
        Wisconsin Health & Educational Facilities
         Authority Revenue Bonds, Series 2002,
         Meriter Hospital, Inc. Project (Marshall &
         Ilsley Bank LOC),
         1.14%, 6/1/04                                     3,250    3,250
        Wisconsin Health & Educational Facilities
         Authority Revenue VRDB, Series 2002A,
         Capital Access Pool Vernon Memorial
         Hospital (U.S. Bank LOC),
         1.14%, 6/1/04                                     1,900    1,900
        Wisconsin Health & Educational Facilities
         Authority Revenue VRDB, Series 2003,
         Oakwood Village Project (Marshall & Ilsley
         Bank LOC),
         1.10%, 6/8/04                                    12,690   12,690

                                                     PRINCIPAL
                                                      AMOUNT        VALUE
                                                      (000S)        (000S)
      MUNICIPAL INVESTMENTS - 99.4% - CONTINUED
      Wisconsin - 3.0% - (continued)
        Wisconsin Health & Educational Facilities
         Authority Revenue Bonds, St. Joseph
         Community Hospital (Marshall &
         Ilsley Bank LOC),
         1.10%, 6/8/04                                $  645            $645
      -------------------------------------------------------------------------
                                                                      21,485
      -------------------------------------------------------------------------
      Total Municipal Investments (cost $710,769)                    710,769

                                                     NUMBER OF
                                                      SHARES        VALUE
                                                      (000S)        (000S)
      INVESTMENT COMPANIES - 0.3%
        AIM Tax-Exempt Cash Fund                       1,761           1,761
        Dreyfus Tax-Exempt Cash Management
         Fund                                            417             417
      -------------------------------------------------------------------------
      Total Investment Companies (cost $2,178)                         2,178
      -------------------------------------------------------------------------
      Total Investments - 99.7% (cost $712,947)                      712,947
         Other Assets less Liabilities - 0.3%                          2,407
      -------------------------------------------------------------------------
      NET ASSETS - 100.0%                                        $   715,354

      At May 31, 2004, the Tax-Exempt Portfolio's investments were diversified as follows:
      INDUSTRY SECTOR                                             PERCENTAGE
      Air, Water and Solid Waste Management Services                     8.2%
      Educational Services                                               9.8
      Gas, Electric Services and Combined Utilities                      8.5
      Executive, Legislative and General Government                     20.9
      General Medical and Surgical                                      14.1
      Health Services                                                    5.5
      Residential Care                                                  12.3
      All other sectors less than 5%                                    20.7
      -------------------------------------------------------------------------
      Total                                                            100.0%

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the value of these securities amounted to approximately $236,529,000 or 33.1% of net assets.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2004 (UNAUDITED)


       MUNICIPAL PORTFOLIO


                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.0%
      Alabama - 1.5%
        Alabama HFA Multifamily, Series 1996A, Rime
         Village Hoover Project (Colld. By FNMA),
         1.11%, 6/8/04                                   $4,200   $ 4,200
        Birmingham Medical Clinic Board, University of
         Alabama Health Services Project (SunTrust
         Bank LOC),
         1.07%, 6/8/04                                    7,000     7,000
        Town of Mobile PCR Revenue Refunding Bond,
         Series 1994A, Alabama Power Co. Project
         (Alabama Power Gtd.),
         1.08%, 6/1/04                                    1,100     1,100
      -------------------------------------------------------------------
                                                                   12,300
      -------------------------------------------------------------------
      Arizona - 2.0%
        Arizona Health Facilities Authority Revenue
         Bond, Series 2003B-1, The Terraces Project
         (Lloyds TSB Bank LOC),
         1.07%, 6/8/04                                    5,000     5,000
        Arizona School District TAN COPS, Financing
         Program, Series 2003,
         1.75%, 7/30/04                                   5,500     5,507
        Phoenix IDA Multifamily Housing Revenue
         Bonds, Series 1999, Southwest Village
         Apartments Project (Colld. By FNMA
         Securities),
         1.07%, 6/8/04                                    2,100     2,100
        Pima County Development Authority Multifamily
         VRDB, Series 2001, Eastside Place
         Apartments Project (FNMA LOC),
         1.07%, 6/8/04                                    3,100     3,100
        Pima County IDA, Series 2002A, La Posada
         Senior Living Facilities Project
         (LaSalle Bank LOC),
         1.07%, 6/8/04                                      300       300
      -------------------------------------------------------------------
                                                                   16,007
      -------------------------------------------------------------------
      California - 7.2%
        Azusa Multifamily Housing Revenue Bonds,
         Series 1994, Pacific Glen Apartments Project
         (FNMA LOC),
         1.08%, 6/8/04                                    6,800     6,800
        California Department of Water Resources
         VRDB, Series 2002C-9, Power Supply
         Revenue Bonds (Citibank LOC),
         1.08%, 6/8/04                                    2,900     2,900

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
      California - 7.2% - (continued)
        California Pollution Control Finance Authority
         Bonds San Diego Gas and Electric, Merrill
         Lynch P-Floats PA-538R (MBIA Insured), /(1)/
         1.11%, 6/8/04                                   $ 9,060  $ 9,060
        California Pollution Control Finance Authority
         Bonds San Diego Gas and Electric, Merrill
         Lynch P-Floats PA-633R (MBIA Insured), /(1)/
         1.11%, 6/8/04                                     8,350    8,350
        California State RAW, Series 2003A, (Credit
         Enhancement with Forward Purchase
         Agreement from Citibank, Bank of America,
         Goldman Sachs & Morgan Stanley),
         2.00%, 6/16/04                                   24,000   24,009
        Los Angeles Department of Water and Power
         Revenue Bonds VRDB, Series 2001B-1,
         1.06%, 6/1/04                                       200      200
        Western Placer University School District
         COPS, Series 2003 (Bank of America LOC),
         1.10%, 6/8/04                                     5,575    5,575
      -------------------------------------------------------------------
                                                                   56,894
      -------------------------------------------------------------------
      Colorado - 2.4%
        Boulder Valley School District TANS,
         Series 2003A,
         1.75%, 6/30/04                                    4,000    4,002
        City of Greenwood Village, Series 2003,
         Fiddlers Business Improvement District
         (U.S. Bank LOC),
         1.16%, 6/8/04                                     3,000    3,000
        Colorado Education & Cultural Facilities
         Authority, Series 2003A, National Jewish
         Federation Bond Program (Bank of
         America LOC),
         1.09%, 6/1/04                                     2,600    2,600
        Denver Refunding COPS Civic Center, Series
         2003C, Wellington E. Webb Municipal Office
         Building (AMBAC Insured),
         1.07%, 6/8/04                                     1,500    1,500
        State of Colorado General Fund, TRAN,
         Series 2003,
         1.75%, 6/25/04                                    8,000    8,003
      -------------------------------------------------------------------
                                                                   19,105
      -------------------------------------------------------------------

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
    MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
    District of Columbia - 1.0%
      District of Columbia Revenue, Series 2003,
       Henry J. Kaiser Foundation Project (Kaiser
       Family Foundation Gtd.),
       1.10%, 6/8/04                                       $4,700   $ 4,700
      District of Columbia Revenue VRDB, Series
       2003, American Psychological Association
       Project (Bank of America LOC),
       1.12%, 6/8/04                                        2,805     2,805
    -----------------------------------------------------------------------
                                                                      7,505
    -----------------------------------------------------------------------
    Florida - 4.4%
      Florida State Board of Education, Citibank Eagle
       20030025, /(1)/
       1.12%, 6/8/04                                        4,900     4,900
      Highlands County Health Facility Authority,
       Series 1996A, Adventist Health System
       Project - Sunbelt (SunTrust Bank LOC),
       1.07%, 6/8/04                                          800       800
      Hillsborough County Capital Improvement
       Program, Series 2000A, Commercial Paper
       (State Street Bank & Trust LOC),
       0.98%, 11/9/04                                       9,400     9,400
      Jacksonville Health Facilities Authority Hospital,
       Series 2003A (Bank of America LOC),
       1.08%, 6/1/04                                        4,005     4,005
      Nassau County Solid Waste Revenue Refunding
       Bonds, Series 1999 (Wachovia Bank LOC),
       1.07%, 6/8/04                                        1,000     1,000
      Orange County Health Facilities Revenue VRDB,
       Series 531, Morgan Stanley Floater
       Certificates (FSA Insured), /(1)/
       1.15%, 6/3/04                                        4,700     4,700
      Orange County Health Facilities Revenue VRDB,
       Series 532, Morgan Stanley Floater,
       Certificates (AMBAC Insured), /(1)/
       1.15%, 6/3/04                                        3,560     3,560
      Palm Beach County, Series 2003, Morse
       Obligation Group Project (Key Bank LOC),
       1.10%, 6/8/04                                        4,000     4,000
      Putnam County Development Authority PCR
       Bonds, Series 1984H-4, National Rural
       Utilities Seminole Electric Project (National
       Rural Utilities Cooperative Finance Gtd.),
       1.00%, 9/15/04                                       2,300     2,300
    -----------------------------------------------------------------------
                                                                     34,665
    -----------------------------------------------------------------------

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
       Georgia - 4.7%
         Appling County Development Authority PCR
          Bonds, Series 1997, Georgia Power Co. Plant
          Hatch Project (Georgia Power Gtd.),
          1.08%, 6/1/04                                  $ 1,400  $ 1,400
         Burke County Development Authority PCR
          Bonds, Series 1999, Oglethorpe Power Corp.
          Vogtle Project (AMBAC Insured),
          1.08%, 6/1/04                                    1,605    1,605
         Burke County Development Authority PCR
          Bonds, Series 2002, Oglethorpe Power Corp.
          Vogtle Project (MBIA Insured),
          1.08%, 6/1/04                                    4,940    4,940
         Cobb County Housing Authority, Series 1993,
          Terrell Mill II Association Project (General
          Electric Capital Corp. LOC), /(1)/
          1.14%, 6/8/04                                   10,600   10,600
         DeKalb County Development Authority, Series
          1999, Marist School, Inc. Project (SunTrust
          Bank LOC),
          1.07%, 6/8/04                                    1,280    1,280
         Fulton County Development Authority Revenue
          VRDB, Series 2001, Lovett School Project
          (SunTrust Bank LOC),
          1.07%, 6/8/04                                    1,250    1,250
         Fulton County Development Authority, Series
          2003, Westminster Schools Inc. Project
          (SunTrust Bank LOC),
          1.07%, 6/8/04                                    2,000    2,000
         Gwinett County Hospital Authority RAN, Series
          2001, Hospital System Project (SunTrust
          Bank, LOC),
          1.07%, 6/8/04                                    2,800    2,800
         Monroe County Development Authority PCR,
          Series 2001, Oglethorpe Power Scherer
          Project (AMBAC Insured),
          1.08%, 6/1/04                                    1,400    1,400
         Putnam County PCR Bonds, Series 1998,
          Georgia Power Plant Branch Project (Georgia
          Power Gtd.),
          1.08%, 6/1/04                                    1,100    1,100

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Georgia - 4.7% - (continued)
       Richmond County Hospital Authority Revenue
        Anticipation Certificates, Series 2003,
        University Health Services, Inc. Project
        (SunTrust Bank LOC),
        1.07%, 6/8/04                                      $5,500   $ 5,500
       Rockdale County Hospital Authority Revenue
        Anticipation Certificates, Series 2002,
        Rockdale Hospital Project (SunTrust Bank
        LOC),
        1.07%, 6/8/04                                       3,400     3,400
     ----------------------------------------------------------------------
                                                                     37,275
     ----------------------------------------------------------------------
     Hawaii - 0.5%
       Hawaii Department of Budget and Finance
        VRDB, Series 2003D, Kahala Nui Project
        (LaSalle Bank LOC),
        1.07%, 6/8/04                                       3,900     3,900
     ----------------------------------------------------------------------
                                                                      3,900
     ----------------------------------------------------------------------
     Illinois - 12.4%
       Chicago G.O. Refunding VRDB, Series 1998,
        Citicorp Eagle Trust 981302 (FSA Insured), /(1)/
        1.12%, 6/8/04                                         500       500
       Chicago Park District G.O. Tax Park Project,
        Series 2001 A61, Wachovia MERLOTS (FGIC
        Insured), /(1)/
        1.14%, 6/8/04                                       1,515     1,515
       Chicago School Reform Board G.O. VRDB,
        Series 1996, Bank of America Securities,
        Variable Rate Certificates (MBIA Insured), /(1)/
        1.16%, 6/8/04                                       4,900     4,900
       Chicago Board of Education, G.O. Unlimited
        School Reform Board, Series A PA 616 (FGIC
        Insured), /(1)/
        1.11%, 6/8/04                                         500       500
       Chicago Multifamily Housing Revenue Bonds,
        Series 2004B, Renaissance Saint Luke Project
        (Harris Trust and Savings Bank LOC),
        1.21%, 6/8/04                                       2,550     2,550
       City of Aurora VRDB, Series 2003, Community
        Counseling Center of Fox Valley Project
        (Harris Trust and Savings Bank LOC),
        1.16%, 6/8/04                                       3,210     3,210
       City of Evanston, Series 2002A, G.O. Sherman
        Plaza Project,
        1.08%, 6/8/04                                       6,200     6,200

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Illinois - 12.4% - (continued)
       Illinois Development Finance Authority Revenue
        VRDB, Series 1994, Aurora Central Catholic
        High School Project (Allied Irish Bank LOC),
        1.35%, 6/8/04                                      $1,000   $1,000
       Illinois Development Finance Authority Revenue
        VRDB, Series 2001C, Evanston Northwestern
        Project (Evanston Northwestern Healthcare
        Gtd.),
        1.07%, 6/8/04                                       5,000    5,000
       Illinois Development Finance Authority Revenue
        VRDB, Series 2001, Oak Park Residence Corp.
        Project (LaSalle Bank LOC),
        1.08%, 6/8/04                                       1,650    1,650
       Illinois Development Finance Authority Revenue
        Bonds VRDB, Series 2003, Rosecrane Inc.
        Project (Bank One LOC),
        1.10%, 6/8/04                                       4,150    4,150
       Illinois Development Finance Authority Revenue
        VRDB, Series 2003A, Jewish Charities Project
        (Harris Trust and Savings Bank LOC),
        1.05%, 6/8/04                                       7,000    7,000
       Illinois Development Finance Authority Revenue
        VRDB, Series 2000, Oak Crest Residence
        Project (Bank One LOC),
        1.22%, 6/8/04                                       1,300    1,300
       Illinois Development Finance Authority Revenue
        VRDB, Series 1994, WBEZ Alliance Project
        (LaSalle Bank LOC),
        1.07%, 6/8/04                                         100      100
       Illinois Development Finance Authority Revenue
        VRDB, Series 2000, WTTW Communications,
        Inc. Project (LaSalle Bank LOC),
        1.07%, 6/8/04                                       1,000    1,000
       Illinois Educational Facilities Authority Revenue
        Bonds, Series 2003, Elmhurst College Project
        (Bank One LOC),
        1.07%, 6/8/04                                       3,000    3,000
       Illinois Educational Facilities Authority Revenue
        Bonds, Series 2000, Lake County Family
        YMCA Project (Harris Trust and Savings
        Bank LOC),
        1.07%, 6/8/04                                         100      100

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Illinois - 12.4% - (continued)
       Illinois Educational Facilities Authority Revenue
        Bonds, Series 2003B, Augustana College
        Project (LaSalle Bank LOC),
        1.11%, 6/8/04                                      $3,590   $ 3,590
       Illinois Educational Facilities Authority Revenue
        Bonds, University of Chicago Project,
        1.00%, 7/30/04                                      5,000     5,000
       Illinois Educational Facilities Authority, Series
        1987B, Shedd Aquarium Society Project
        (Bank of America LOC),
        1.37%, 11/16/04                                     9,000     9,000
       Illinois First VRDB, Wachovia MERLOTS Series
        2002B-04 (MBIA Insured), /(1)/
        1.14%, 6/8/04                                       6,285     6,285
       Illinois Health Facilities Authority Revenue
        Bonds, Series 1996, Evanston Hospital Corp.
        Project (Evanston Northwestern
        Healthcare Gtd.),
        1.40%, 11/12/04                                     7,000     7,000
       Illinois Health Facilities Authority Revenue
        Bonds, Series 1996B, Franciscan Eldercare
        Village Project (LaSalle Bank LOC),
        1.07%, 6/8/04                                       1,550     1,550
       Illinois Health Facilities Authority Revenue
        Bonds, Series 1994, Gottlieb Health
        Resources, Inc. Project (Harris Trust and
        Savings Bank LOC),
        1.08%, 6/8/04                                       6,000     6,000
       Illinois Health Facilities Authority Revenue
        Bonds, Series 1997B, Friendship Village of
        Schaumburg Project (LaSalle Bank LOC),
        1.07%, 6/8/04                                       3,900     3,900
       McLean County G.O. Demand Notes, Town of
        Normal,
        1.10%, 6/8/04                                       4,750     4,750
       Regional Transportation Authority, Wachovia
        MERLOTS Series 2001-A73 (MBIA Insured), /(1)/
        1.14%, 6/8/04                                       4,960     4,960
       Will County High School District #204, Joliet
        Township G.O., Series 2004,
        6.50%, 1/1/05                                       2,380     2,453
     ----------------------------------------------------------------------
                                                                     98,163
     ----------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Indiana - 4.1%
       Indiana Health Facilities Financing Authority
        Revenue Bonds, Series 2001-A4, Ascension
        Health Credit Group Project (Ascension
        Health Gtd.),
        1.05%, 3/1/05                                     $5,000   $ 5,000
       Indiana Health Facilities Financing Authority,
        Series 2004, Margaret Mary Community
        Hospital Project (Fifth Third Bank LOC),
        1.14%, 6/1/04                                      6,000     6,000
       Indiana Health Facilities Financing Authority
        Revenue VRDB, Series 2001, Franciscan
        Eldercare Project (LaSalle Bank LOC),
        1.07%, 6/8/04                                        500       500
       Indiana State Development Finance Authority,
        Series 2003, YMCA of Southwest Indiana Project
        (Wells Fargo Bank LOC),
        1.09%, 6/8/04                                      5,000     5,000
       Indiana State Development Finance Authority
        VRDB, Indiana Historical Society Inc. Project
        (Bank One LOC),
        1.10%, 6/8/04                                      3,000     3,000
       Indianapolis Local Public Improvement Bond
        Bank, C.P. Notes, Series 2002A (Key Bank
        LOC),
        1.10%, 6/17/04                                     3,085     3,085
       Indianapolis Local Public Improvement Bond
        Bank, Multipurpose Revenue Bonds, Series D,
        5.50%, 1/10/05                                     1,095     1,124
       Sullivan Industrial PCR, Series 1985L-2, Hoosier
        Energy (National Rural Utilities Cooperative
        Finance Gtd.),
        1.15%, 7/14/04                                     1,300     1,300
       Sullivan Industrial PCR, Series 1985L-6, Hoosier
        Energy (National Rural Utilities Cooperative
        Finance, Gtd.),
        1.15%, 7/14/04                                     4,400     4,400
       Vincennes Economic Development Revenue
        VRDB, Knox County ARC (Wells Fargo Bank
        LOC),
        1.09%, 6/8/04                                      3,100     3,100
     ---------------------------------------------------------------------
                                                                    32,509
     ---------------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Iowa - 4.4%
       Grinnell Hospital Revenue Bonds, Series 2001,
        Grinnell Regional Medical Center Project (US
        Bank LOC),
        1.14%, 6/1/04                                      $2,300   $ 2,300
       Iowa Finance Authority Economic Development
        Revenue Bonds, Series 2002, Iowa West
        Foundation Project (U.S. Bank LOC),
        1.10%, 6/8/04                                       5,600     5,600
       Iowa Finance Authority Health Care Facilities
        Revenue VRDB, Series 2003A, St. Luke's
        Health Foundation of Sioux City Project
        (General Electric Capital Corp. LOC),
        1.07%, 6/8/04                                       6,300     6,300
       Iowa Finance Authority Private College Revenue
        Bonds, Series 2001, Drake University Project
        (US Bank LOC),
        1.14%, 6/1/04                                       7,400     7,400
       Iowa Finance Authority Retirement Community
        Revenue Bonds, Series 2003B, Wesley
        Retirement Services Project (Wells Fargo
        Bank LOC),
        1.07%, 6/8/04                                       6,010     6,010
       Iowa Finance Authority Revenue Bonds, Series
        2003, Museum of Art Foundation Project (US
        Bank LOC),
        1.14%, 6/1/04                                       2,000     2,000
       Iowa Higher Education Loan Authority Revenue
        VRDB, Series 2002, Luther College Project
        (U.S. Bank LOC),
        1.07%, 6/8/04                                       5,500     5,500
     ----------------------------------------------------------------------
                                                                     35,110
     ----------------------------------------------------------------------
     Kansas - 1.2%
       Johnson County Unified School District No. 512
        VRDB, Wachovia MERLOTS Series 2001-A92, /(1)/
        1.14%, 6/8/04                                       9,495     9,495
     ----------------------------------------------------------------------
     Kentucky - 1.6%
       Breckinridge County Revenue Bonds County
        Leasing Project, Series 2002A (US Bank LOC),
        1.08%, 6/1/04                                       4,420     4,420
       Kenton County Airport Board, Series 2000B,
        Delta Air Inc. Project (General Electric Capital
        LOC),
        1.07%, 6/8/04                                       7,700     7,700

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
      Kentucky - 1.6% - (continued)
        Mason County PCR VRDB, Series 1984B-1, East
         Kentucky Power Project (National Rural
         Utilities Cooperative Finance Gtd.),
         1.28%, 6/8/04                                   $  605   $   605
      -------------------------------------------------------------------
                                                                   12,725
      -------------------------------------------------------------------
      Louisiana - 0.3%
        New Orleans G.O. VRDB, Series 1998, Wachovia
         MERLOTS Series 2002-A20 (FGIC Insured), /(1)/
         1.14%, 6/8/04                                    2,105     2,105
      -------------------------------------------------------------------
      Maryland - 0.8%
        Gaithersburg Economic Development Revenue
         VRDN, Asbury Methodist Project (MBIA
         Insured),
         1.07%, 6/8/04                                    5,500     5,500
        Howard County Revenue VRDB, Series 2002A,
         Vantage House Facilities Project (LaSalle
         Bank LOC),
         1.07%, 6/8/04                                      600       600
      -------------------------------------------------------------------
                                                                    6,100
      -------------------------------------------------------------------
      Massachusetts - 0.6%
        Brockton Housing Development Corp.
         Multifamily Housing Revenue VRDB, Series
         1992A, Lehman Floating Rate Trust Receipts,
         Series 2002L48 (FNMA Gtd.), /(1)/
         1.13%, 6/8/04                                    4,485     4,485
      -------------------------------------------------------------------
      Michigan - 2.4%
        Detroit Sewage Disposal System VRDN,
         Wachovia MERLOTS Series 2001-A103 (FGIC
         Insured), /(1)/
         1.14%, 6/8/04                                    6,285     6,285
        Grand Rapids Economic Development Corp.
         Revenue Bonds, Series 1991A, Amway Hotel
         Project (Standard Federal Bank LOC),
         1.15%, 6/8/04                                    2,525     2,525
        Kentwood Economic Development Corp. VRDN,
         Series 2002, Holland Home Obligated Group
         Project (LaSalle Bank LOC),
         1.07%, 6/8/04                                    1,900     1,900
        Michigan Municipal Bond Authority Revenue
         Notes, Series 2003B-2 (JP Morgan Chase
         Bank LOC),
         2.00%, 8/23/04                                   5,000     5,011

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Michigan - 2.4% - (continued)
       Michigan State Strategic Fund Limited
        Obligations Revenue Bonds, Series 2001A,
        Detroit Symphony Project (Standard Federal
        Bank, LOC),
        1.09%, 6/1/04                                      $3,255   $ 3,255
     ----------------------------------------------------------------------
                                                                     18,976
     ----------------------------------------------------------------------
     Minnesota - 3.2%
       Mankato Multifamily Revenue Bonds, Series
        1997, Highland Hills Project (LaSalle Bank
        LOC),
        1.14%, 6/1/04                                       1,000     1,000
       Minneapolis Housing Revenue Bonds, Series
        1988, Symphony Place Project (Colld. by
        FHLMC Securities),
        1.07%, 6/8/04                                       8,910     8,910
       Minneapolis Student Housing, Series 2003,
        Riverton Community Housing Project (LaSalle
        Bank LOC),
        1.15%, 6/8/04                                       7,200     7,200
       Minnesota State G.O., Series 2003, Citigroup
        ROCS RR II-R Series 4309, /(1)/
        1.12%, 6/8/04                                       3,675     3,675
       Rochester Health Care Facilities Revenue
        Bonds, Series 2000A, Mayo Foundation Project
        (Mayo Foundation Gtd.),
        0.94%, 7/15/04                                      3,000     3,000
       St. Paul Port Authority District, Series 2001-1-M
        (Dexia Credit Local LOC),
        1.14%, 6/1/04                                       1,300     1,300
     ----------------------------------------------------------------------
                                                                     25,085
     ----------------------------------------------------------------------
     Mississippi - 0.6%
       Jackson Redevelopment Authority Urban
        Renewal Revenue VRDB, Jackson Med Mall
        Foundation Project (Bank One LOC),
        1.10%, 6/8/04                                         185       185
       Medical Center Educational Building, Adult
        Hospital Project (AMBAC Insured),
        1.06%, 6/1/04                                       4,300     4,300
     ----------------------------------------------------------------------
                                                                      4,485
     ----------------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
     MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
     Missouri - 0.7%
       Missouri Health & Educational Facilities VRDB,
        Series 1999, Pooled Hospital Freeman Health
        System Project (KBC Bank LOC),
        1.30%, 6/8/04                                     $ 4,060  $ 4,060
       Missouri State Health and Educational Facilities
        Authority Revenue Bonds, Series 2001A,
        Bethesda Health Group Project (US Bank
        LOC),
        1.14%, 6/1/04                                         100      100
       Missouri State Health and Educational
        Facilities, Series 2002A, Christian Brothers
        Project (US Bank LOC),
        1.14%, 6/1/04                                       1,700    1,700
     ---------------------------------------------------------------------
                                                                     5,860
     ---------------------------------------------------------------------
     Nevada - 1.1%
       Clark County School District, Series 2004B, JP
        Morgan PUTTER, Series 398 (FSA Corp.
        Insured), /(1)/
        1.10%, 6/8/04                                       3,470    3,470
       Las Vegas Water, Series 2003B, Wachovia
        MERLOTS Series 2003-B10 (MBIA Insured), /(1)/
        1.14%, 6/8/04                                         295      295
       Nevada Municipal Bond Bank Revenue VRDB,
        Series 1997-SGB 31 (FGIC Insured), /(1)/
        1.12%, 6/8/04                                       5,165    5,165
     ---------------------------------------------------------------------
                                                                     8,930
     ---------------------------------------------------------------------
     New Jersey - 0.3%
       New Jersey State TRANS, Series 2003,
        2.00%, 6/25/04                                      2,000    2,001
     ---------------------------------------------------------------------
     New York - 4.0%
       City of New York G.O. Bonds, Series 2004,
        Citigroup ROC RR II 251A (Citigroup Global
        Markets Holdings LOC), /(1)/
        1.13%, 6/8/04                                      26,900   26,900
       Ulster County BANS, Series 2003,
        1.75%, 6/11/04                                      5,000    5,001
     ---------------------------------------------------------------------
                                                                    31,901
     ---------------------------------------------------------------------

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
      North Carolina - 1.4%
        North Carolina Medical Care Commission
         Health Care Facilities Revenue VRDB,
         Wachovia MERLOTS Series 2001-A39,
         Provident Place Project (Colld. by GNMA
         Securities), /(1)/
         1.14%, 6/8/04                                    $ 7,375  $ 7,375
        North Carolina Medical Care Commission
         Health Care Facilities Revenue VRDB, Series
         2002, First Mortgage, Southminster Project
         (Wachovia Bank LOC),
         1.07%, 6/8/04                                      3,470    3,470
      --------------------------------------------------------------------
                                                                    10,845
      --------------------------------------------------------------------
      North Dakota - 0.1%
        Ward County Health Care Facilities VRDB,
         Series 2002A, Trinity Obligation Group Project
         (US Bank LOC),
         1.14%, 6/1/04                                        700      700
      --------------------------------------------------------------------
      Ohio - 2.1%
        Akron Ohio Income Tax Revenue Bond, Series
         2004A, ABN AMRO MuniTops Certificates
         Series 2003-37 (FGIC Insured), /(1)/
         1.09%, 12/8/04                                    10,000   10,000
        Ohio State G.O. Bonds, Citigroup ROCS RR II
         R4037, /(1)/
         1.12%, 6/8/04                                      6,995    6,995
      --------------------------------------------------------------------
                                                                    16,995
      --------------------------------------------------------------------
      Oklahoma - 3.3%
        Garfield County IDA VRDB, Series A, Oklahoma
         Gas and Electric Co. Project (Oklahoma Gas
         and Electric Co. Gtd.),
         1.27%, 6/8/04                                     10,000   10,000
        Oklahoma Industrial Authority Hospital Revenue
         VRBD, Series 2000A, Deaconess Health Care
         Corp. Project (KBC Bank N.V. LOC),
         1.22%, 6/8/04                                      4,000    4,000
        Oklahoma Water Resources Board, State Loan
         Program Revenue Bonds,
         Series 1994-A,
         0.98%, 10/1/04                                     2,000    2,000
         Series 1997,
         0.98%, 9/1/04                                      6,090    6,090

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
       Oklahoma - 3.3% - (continued)
         Tulsa County Industrial Authority Capital
          Improvements Revenue, Series 2003A,
          1.40%, 11/15/04                                $ 4,000  $ 4,000
       ------------------------------------------------------------------
                                                                   26,090
       ------------------------------------------------------------------
       Oregon - 1.0%
         Oregon Housing and Community Services
          Department, Series 2004D, SFM Program,
          1.16%, 5/5/05                                    8,000    8,000
       ------------------------------------------------------------------
       Pennsylvania - 0.7%
         Delaware Valley Regional Finance Authority
          Local Government Revenue VRDN, Merrill
          Lynch P-Floats PT-152 (AMBAC Insured), /(1)/
          1.11%, 6/8/04                                    2,300    2,300
         State Public School Building Philly Project,
          Wachovia MERLOTS Series 2003-A42 (FSA
          Corp. Insured), /(1)/
          1.14%, 6/8/04                                    2,900    2,900
       ------------------------------------------------------------------
                                                                    5,200
       ------------------------------------------------------------------
       South Carolina - 2.5%
         Oconee County PCR, Series 1993, Duke Energy
          Corp. Project (Bank One LOC),
          1.10%, 6/8/04                                   15,781   15,781
         South Carolina State Housing Finance and
          Development Multifamily Revenue VRDB,
          Series 2001, East Ridge Apartments Project
          (General Electric Capital Corp. LOC), /(1)/
          1.12%, 6/8/04                                    3,900    3,900
       ------------------------------------------------------------------
                                                                   19,681
       ------------------------------------------------------------------
       Tennessee - 2.9%
         McMinn County IDB Revenue Bonds, Series
          2002, Tennessee Wesleyan College Project
          (Regions Bank LOC),
          1.14%, 6/8/04                                    2,615    2,615
         Metropolitan Government Nashville & Davidson
          Counties Health and Educational Facilities
          Board Revenue VRDB, Series 2001B-1,
          Ascension Health Credit Project,
          1.00%, 8/3/04                                    2,000    2,000

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS


       MUNICIPAL PORTFOLIO (continued)

                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
       MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
       Tennessee - 2.9% - (continued)
         Metropolitan Government Nashville & Davidson
          Counties Educational Facilities
          Improvements, Series 2002, University of
          Nashville Project (SunTrust Bank LOC),
          1.07%, 6/8/04                                  $1,000   $ 1,000
         Sevier County Public Building Authority Local
          Government Public Improvement VRDB (FSA
          Corp. Insured),
          Series 2000 IV-B-13,
          1.10%, 6/1/04                                   1,270     1,270
         Sevier County Public Building Authority Local
          Government Public Improvement VRDB
          (AMBAC Insured),
          Series 2000 IV-E-6,
          1.10%, 6/1/04                                   1,175     1,175
          Series 2001 IV-G-4,
          1.10%, 6/1/04                                   1,000     1,000
          Series 2001 IV-H-3,
          1.10%, 6/1/04                                   3,000     3,000
          Series 2002 IV-I-4,
          1.10%, 6/1/04                                   2,020     2,020
          Series 2002 IV-J-3,
          1.10%, 6/1/04                                   2,005     2,005
         Shelby Health, Educational and Housing
          Facilities Board Revenue VRDB, Series 2003,
          St. Benedict High School Project (Amsouth
          Bank LOC),
          1.11%, 6/8/04                                   5,000     5,000
         Tennessee Local Development Authority, Series
          2003, State Loan Program Revenue BANS,
          2.00%, 6/7/04                                   2,000     2,000
       ------------------------------------------------------------------
                                                                   23,085
       ------------------------------------------------------------------
       Texas - 12.8%
         Bastrop Independent School District VRDB, Soc
          Gen Municipal Securities Trust, Series 1997
          SGB-37 (PSF of Texas Gtd.), /(1)/
          1.12%, 6/8/04                                     400       400
         Bexar County Health Facilities Development
          Corp. Revenue Bonds, Air Force Village
          Project (Bank of America LOC),
          1.07%, 6/8/04                                   8,900     8,900

                                                          PRINCIPAL
                                                           AMOUNT   VALUE
                                                           (000S)   (000S)
    MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
    Texas - 12.8% - (continued)
      Comal Independent School District VRDB, ABN
       AMRO MuniTops Certificates Series 1999-9
       (PSF of Texas Gtd.), /(1)/
       1.13%, 6/8/04                                       $ 1,300  $ 1,300
      Dallas G.O. Refunding Bonds, Morgan Stanley
       Floating Rate Certificates, Series 1998-93, /(1)/
       1.11%, 6/8/04                                         1,105    1,105
      Fort Bend School District VRDB, Wachovia
       MERLOTS, Series 2004A-03 (PSF of
       Texas Gtd.), /(1)/
       1.14%, 6/8/04                                         7,040    7,040
      Grand Prairie Housing Finance Corp. Multifamily
       Housing Revenue VRDB, Series 1985, Lincoln
       Windcliff Project (General Electric Capital
       Corp Gtd.),
       1.11%, 6/8/04                                           500      500
      Harris County Health Facilities Development
       Corp. Revenue VRDB, Wachovia MERLOTS
       Series 2001-A87 (U.S. Treasuries
       Escrowed), /(1)/
       1.14%, 6/8/04                                           965      965
      Harris County Toll Road State G.O. Refunding
       Bond, Series 2003B, Citigroup ROCS RR II
       4541, /(1)/
       1.12%, 6/8/04                                         7,895    7,895
      Keller Independent School District VRDB, ABN
       AMRO MuniTops Series 2001-26 (PSF of
       Texas Gtd.), /(1)/
       1.13%, 6/8/04                                         2,500    2,500
      Leander Independent School District 2003,
       Citicorp Eagle Trust, Series 20030039 (PSF of
       Texas Gtd.), /(1)/
       1.12%, 6/8/04                                        14,045   14,045
      Northside Independent School District, Series
       2003A (PSF of Texas Gtd.),
       1.00%, 8/1/04                                         6,000    6,000
      Sabine River Authority PCR Revenue Refunding
       Bonds, Clipper Trust, Series 2001-2
       (MBIA Insured), /(1)/
       1.05%, 9/4/04                                         9,995    9,995
      State of Texas TRANS, Series 2003,
       2.00%, 8/31/04                                       39,000   39,080

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
      MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
      Texas - 12.8% - (continued)
        Wallis Higher Educational Facilities, Series
         2003, St. Mark's Episcopal School Project
         (Bank One LOC),
         1.07%, 6/8/04                                  $ 1,950  $  1,950
      -------------------------------------------------------------------
                                                                  101,675
      -------------------------------------------------------------------
      Virginia - 0.6%
        Harrisonburg IDA VRDB Bonds, Series 2000,
         Wachovia Pooled Loan Program
         (Wachovia Bank LOC),
         1.07%, 6/8/04                                    4,700     4,700
      -------------------------------------------------------------------
      Washington - 5.3%
        King County G.O. Refunding Bonds, Series 98B,
         ABN AMRO MuniTops Certificates Series
         2001-1 (MBIA Insured), /(1)/
         1.13%, 6/8/04                                    7,500     7,500
        State of Washington Variable Purpose G.O.
         Bonds, Series 2000B, Citicorp Eagle Trust
         Series 20004701, /(1)/
         1.12%, 6/8/04                                    2,300     2,300
        Washington Public Power Supply System
         Revenue VRDN, Citicorp Eagle Trust Series
         944701, /(1)/
         1.12%, 6/8/04                                    1,800     1,800
        Washington State G.O. Bonds, Series 1993B,
         Soc Gen Trust SGB-13, /(1)/
         1.12%, 6/8/04                                   21,950    21,950
        Washington State G.O. Refunding VRDB,
         Citicorp Eagle Trust Series 1993C, /(1)/
         1.12%, 6/8/04                                    3,848     3,847
        Washington State Higher Education Facilities,
         Series 2003A, Cornish College of Arts
         Project (Bank One LOC),
         1.12%, 6/8/04                                    1,900     1,900
        Washington State, Series 2003, Association of
         Community and Migrant Health Centers
         Project (U.S. Bank LOC),
         1.12%, 6/8/04                                    2,980     2,980
      -------------------------------------------------------------------
                                                                   42,277
      -------------------------------------------------------------------

                                                       PRINCIPAL
                                                        AMOUNT    VALUE
                                                        (000S)    (000S)
       MUNICIPAL INVESTMENTS - 99.0% - CONTINUED
       Wisconsin - 3.6%
         Franklin Community Development Authority
          Revenue Bond, Indian Community School of
          Milwaukee Project (Bank One LOC),
          1.10%, 6/8/04                                 $12,000  $ 12,000
         Wauwatosa Housing Authority Adjustable Rate
          Put Option, Series 1995, San Camillo, Inc.
          Project (U.S. Bank LOC),
          1.07%, 6/8/04                                   1,700     1,700
         Wisconsin Health & Educational Facilities
          Authority Revenue Bonds, Series 2004,
          Wisconsin Institute of Torah Study, Inc.
          Project (Harris Bank LOC),
          1.07%, 6/8/04                                   3,315     3,315
         Wisconsin Health & Educational Facilities
          Authority Revenue VRDB, Series 1994A,
          Sinai Samaritan Medical Center Project
          (Marshall & Ilsley Bank LOC),
          1.10%, 6/8/04                                   2,562     2,562
         Wisconsin Health & Educational Facilities
          Authority Revenue VRDB, Series 2002,
          Pooled Loan Financing Program (U.S. Bank
          LOC),
          1.10%, 6/8/04                                   5,000     5,000
         Wisconsin Health & Educational Facilities
          Authority Revenue VRDB, Capital Access
          Pool Vernon Memorial Hospital (U.S. Bank
          LOC),
          Series 2002A,
          1.14%, 6/1/04                                     900       900
          Series 2002B,
          1.14%, 6/1/04                                   2,565     2,565
         Wisconsin State Health & Educational
          Facilities Authority Revenue Bonds, Series
          2003, Agnesian Healthcare Project (Marshall
          & Ilsley Bank LOC),
          1.14%, 6/1/04                                     500       500
       ------------------------------------------------------------------
                                                                   28,542
       ------------------------------------------------------------------
       Multiple States Pooled Security - 1.3%
         Clipper Multistate Tax-Exempt Trust
          Certificates, Series 1998 A, /(1)/
          1.18%, 6/8/04                                  10,500    10,500
       ------------------------------------------------------------------
       Total Municipal Investments (cost $783,871)                783,871

See Notes to the Financial Statements.

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2004 (UNAUDITED)


       MUNICIPAL PORTFOLIO (continued)


                                                    NUMBER OF
                                                     SHARES    VALUE
                                                     (000S)    (000S)
         INVESTMENT COMPANIES - 0.7%
           AIM Tax-Exempt Cash Fund                   4,713     $4,713
           Dreyfus Tax-Exempt Cash Management Fund      716        716
         -------------------------------------------------------------
         Total Investment Companies (cost $5,429)                5,429
         -------------------------------------------------------------
         Total Investments - 99.7% (cost $789,300)             789,300
            Other Assets less Liabilities - 0.3%                 2,225
         -------------------------------------------------------------
         NET ASSETS - 100.0%                                  $791,525

                              At May 31, 2004, the Municipal Portfolio's investments were diversified as follows:
                              INDUSTRY SECTOR                               PERCENTAGE
                              Air Transportation, Water and Solid Waste
                               Management Services                                 5.3%
                              Educational Services                                15.8
                              Executive, Legislative and General Government       29.2
                              Gas, Electric Services and Combined Utilities        7.7
                              General Medical and Surgical                         8.1
                              Residential Care                                     5.4
                              Urban and Community Development and Housing
                               Programs                                            7.7
                              All other sectors less than 5%                      20.8
                              ---------------------------------------------------------------------------
                              Total                                              100.0%

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the value of these securities amounted to approximately $248,317,000 or 31.4% of net assets.

See Notes to the Financial Statements.

MONEY MARKET PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        MONEY MARKET PORTFOLIOS
                                                                           ----
       ABBREVIATIONS AND OTHER INFORMATION
                                                       MAY 31, 2004 (UNAUDITED)


The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Amortized cost also represents cost for federal income tax purposes.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

AMBAC   American Municipal Bond
        Assurance Corporation

BAN     Bond Anticipation Notes

Colld.  Collateralized

CP      Commercial Paper

COP     Certificate of Participation

FGIC    Financial Guaranty
        Insurance Corporation

FHLB    Federal Home Loan Bank

FHLMC   Freddie Mac

FNMA    Federal National Mortgage
        Association

FRN     Floating Rate Notes

FSA     Financial Security Assurance

GNMA    Government National
        Mortgage Association

G.O.    General Obligation

Gtd.    Guaranteed

HFA     Housing Finance Authority

IDA     Industrial Development
        Authority

IDB     Industrial Development
        Board

IDR     Industrial Development
        Revenue

LOC     Letter of Credit

MBIA    Municipal Bond Insurance
        Association

MERLOTS Municipal Exempt Receipts
        Liquidity Optional Tender

MTN     Medium Term Notes

PCR     Pollution Control Revenue

PUTTER  Puttable Tax-Exempt
        Receipts

P-Floats Puttable Floating Rate
         Security

PSF      Permanent School Fund

RAN      Revenue Anticipation Notes

RAW      Revenue Anticipation
         Warrants

ROC      Reset Option Certificates

SFM      Single Family Mortgage

SLMA     Student Loan Marketing
         Association

Soc Gen  Societe Generale

SGB      Societe Generale Bank

STARS    Short Term Adjustable Rate
         Securities

TAN      Tax Anticipation Notes

TRAN     Tax and Revenue
         Anticipation Notes

VRDB     Variable Rate Demand Bonds

VRDN     Variable Rate Demand Notes

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS



1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 23 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). Northern Trust Investments, N.A. ("NTI") (formerly known and conducting business as Northern Trust Investments, Inc.), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser for all of the Trust's money market portfolios (the "Portfolios"). Northern Trust is the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

Presented herein are the financial statements for each of the five money market portfolios. These include: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio, Tax-Exempt Portfolio and Municipal Portfolio. Each of these diversified Portfolios is authorized to issue three classes of shares:
Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. As of May 31, 2004, Shares, Service Shares and Premier Shares were outstanding for the Diversified Assets, Government and Government Select Portfolios, and Shares and Service Shares were outstanding for the Tax-Exempt and Municipal Portfolios.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contigent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Portfolios are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at the Bank of New York or JP Morgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago.

Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The
Diversified Assets Portfolio and Government Portfolio have entered into such joint repurchase agreements as of May 31, 2004, as reflected in their accompanying Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) FEDERAL INCOME TAXES - It is each Portfolio's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal taxes.

At November 30, 2003, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows (in thousands):

                                    NOVEMBER 30, NOVEMBER 30,
                  PORTFOLIO             2010         2011
                  -------------------------------------------
                  Government Select     $ --         $36
                  Municipal                1          --
                  -------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

MONEY MARKET PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)




At November 30, 2003, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

                                            UNDISTRIBUTED
                                         -------------------
                                         TAX-EXEMPT ORDINARY
                    Amounts in thousands   INCOME   INCOME*
                    ----------------------------------------
                     Diversified Assets     $ --     $7,231
                     Government               --      2,128
                     Government Select        --      3,541
                     Tax-Exempt              462         --
                     Municipal               582         --
                    ----------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the year ended November 30, 2003, were as follows:

                                          DISTRIBUTED FROM
                                         -------------------
                                         TAX-EXEMPT ORDINARY
                    Amounts in thousands   INCOME   INCOME*
                    ----------------------------------------
                     Diversified Assets   $    --   $115,843
                     Government                --     26,760
                     Government Select         --     45,440
                     Tax-Exempt             6,661         --
                     Municipal              5,388         --
                    ----------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

E) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.


F) DISTRIBUTIONS TO SHAREHOLDERS - Each Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly at annual rates set forth in the table below (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2004, the investment adviser voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2004, are as follows:

                                                      ADVISORY FEE
                                    ANNUAL     LESS      AFTER
                                 ADVISORY FEE WAIVERS    WAIVER
              ----------------------------------------------------
              Diversified Assets    0.25%       --       0.25%
              Government            0.25%       --       0.25%
              Government Select     0.20%      0.10%     0.10%
              Tax-Exempt            0.25%       --       0.25%
              Municipal             0.20%      0.10%     0.10%
              ----------------------------------------------------

The waivers described above are voluntary and may be terminated at any time.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern receives a fee, calculated daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio: (b) 0.01% of the average daily net asset value of the outstanding Service Shares Class of the Portfolio; and (c) 0.02% of the average daily net asset value of the outstanding Premier Shares Class of the Portfolio.

Class specific Transfer Agent Fees for the six months ended May 31, 2004, were as follows:

                                              SERVICE PREMIER
                  Amounts in thousands SHARES SHARES  SHARES
                  -------------------------------------------
                   Diversified Assets   $70     $4      $ 1
                   Government            23      2        4
                   Government Select     55      8       17
                   Tax-Exempt             7      1       --
                   Municipal              5      2       --
                  -------------------------------------------

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 MONEY MARKET PORTFOLIOS

---------------------------------------------------------
    MONEY MARKET PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)
                                                       MAY 31, 2004 (UNAUDITED)




For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Port- folios' custodian expenses. Custodian credits are reflected in the Portfolio's Statements of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at the annual rate of 0.10% of each Portfolio's average daily net assets. The co- administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent for all shares, payments under the Service plan for the Portfolios' Service Shares and Premier Shares and certain extraordinary expenses, exceed on an annualized basis 0.10% of the Portfolio's average daily net assets, the co-administrators reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2004, under such arrangements are shown on the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, receives no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" in the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2004, the amounts payable in the Diversified Assets, Government, Government Select, Tax-Exempt and Municipal were $26,000, $9,000, $14,000, $2,000 and $1,000, respectively.

5   SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions ("Servicing Agents") under which they will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25% and 0.50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively.

Class specific Shareholder Servicing Fees for the six months ended May 31, 2004, were as follows:

                                           SERVICE PREMIER
                      Amounts in thousands SHARES  SHARES
                      ------------------------------------
                       Diversified Assets   $103     $41
                       Government             53     101
                       Government Select     196     425
                       Tax-Exempt             12      --
                       Municipal              38      --
                      ------------------------------------

6   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Inter Bank Offer
Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement.

The Portfolios had no borrowings under the credit line during the six months ended May 31, 2004.

MONEY MARKET PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                                 NIF SAR MM 7/04

--------------------------------------------------------------------------------

(C) 2004 Northern Institutional Funds
Northern Funds Distributors, LLC, not affiliated with Northern Trust   ------------------
                                                                       PRESORTED STANDARD
                                                                          U.S. POSTAGE
                                                                              PAID
                                                                        CAROL STREAM, IL
                                                                           PERMIT NO. 1
                                                                       ------------------

50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/637-1380
northerninstitutionalfunds.com

NORTHERN(R)
INSTITUTIONAL FUNDS

       Managed by
[LOGO] Northern Trust

                                                                    MAY 31, 2004

NORTHERN INSTITUTIONAL FUNDS
Prime Obligations Portfolio

                                     [PHOTO]

                                                               Semiannual Report

TRUST NORTHERN for investment solutions             NORTHERN(R)
                                                    INSTITUTIONAL FUNDS

                                                                  Managed by
                                                           [LOGO] Northern Trust

               ----------------------------------------------------------------
                                                    PRIME OBLIGATIONS PORTFOLIO
                                                                           ----
       TABLE OF CONTENTS



The report has been prepared for the general information of Northern Institutional Funds Prime Obligations Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Prime Obligations Portfolio prospectus, which contains more complete information about Northern Institutional Funds' Prime Obligations Portfolio investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

A description of Northern Institutional Funds' Proxy Voting Policies and Procedures is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the Securities and Exchange Commission's Web site at sec.gov or by calling 800/637-1380.

Northern Fund Distributors, LLC, not affiliated with Northern Trust.

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee


                                    2  STATEMENT OF ASSETS AND LIABILITIES

                                    3  STATEMENT OF OPERATIONS

                                    4  STATEMENT OF CHANGES IN NET ASSETS

                                    5  FINANCIAL HIGHLIGHTS

                                    6  SCHEDULE OF INVESTMENTS

                                   11  ABBREVIATIONS AND OTHER INFORMATION

                                   12  NOTES TO THE FINANCIAL STATEMENTS

    NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 PRIME OBLIGATONS PORTFOLIO

---------------------------
PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                     MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PRIME
Amounts in thousands,                                                OBLIGATIONS
except per share data                                                 PORTFOLIO
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost                                         $544,633
Repurchase agreements, at cost which approximates fair value            121,625
Cash                                                                          2
Interest income receivable                                                  664
Receivable from affiliated administrator                                     31
Total Assets                                                            666,955
--------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                         10,990
Distributions payable to shareholders                                       503
Payable to affiliates:
   Investment advisory fees                                                  54
   Co-administration fees                                                    54
   Custody and accounting fees                                                2
   Transfer agent fees                                                        9
Accrued registration fees and other liabilities                              26
Total Liabilities                                                        11,638
--------------------------------------------------------------------------------
Net Assets                                                             $655,317
--------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Capital stock                                                          $655,317
Net Assets                                                             $655,317
--------------------------------------------------------------------------------
Net Assets:
   Shares                                                              $621,458
   Service Shares                                                        33,859

Total Shares Outstanding (no par value, unlimited shares
   authorized):
   Shares                                                               621,458
   Service Shares                                                        33,859

Net Asset Value, Redemption and Offering Price Per Share:
   Shares                                                              $   1.00
   Service Shares                                                          1.00
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     ---------------------------
                                                     PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PRIME
                                                                     OBLIGATIONS
Amounts in thousands                                                  PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                          $2,921

EXPENSES:
Investment advisory fees                                                    391
Co-administration fees                                                      261
Custody and accounting fees                                                  29
Transfer agent fees                                                          28
Registration fees                                                            14
Printing fees                                                                12
Professional fees                                                             3
Trustee fees and expenses                                                     2
Shareholder servicing fees                                                   41
Other                                                                         6
--------------------------------------------------------------------------------
Total Expenses                                                              787
   Less voluntary waivers of investment advisory fees                      (130)
   Less expenses reimbursed by administrator                                (86)
   Less custodian credits                                                    (4)
   Net Expenses                                                             567
--------------------------------------------------------------------------------
Net Investment Income                                                     2,354
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                     $2,354
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

    NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 PRIME OBLIGATIONS PORTFOLIO

---------------------------
PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS     SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2003
--------------------------------------------------------------------------------

                                                                  PRIME
                                                               OBLIGATIONS
                                                                 PORTFOLIO
                                                          ----------------------
Amounts in thousands                                         2004     2003 /(2)/
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                     $   2,354   $     874
   Net Increase in Net Assets Resulting from Operations       2,354         874
--------------------------------------------------------------------------------
SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                                   821,522     585,800
Reinvestment of dividends                                       666          --
Payments for shares redeemed                               (599,011)   (187,519)
   Net Increase in Net Assets Resulting from Shares
      Transactions                                          223,177     398,281
--------------------------------------------------------------------------------
SERVICE SHARES TRANSACTIONS: /(1)/
Proceeds from shares sold                                    48,679      31,469
Payments for shares redeemed                                (31,421)    (14,868)
   Net Increase in Net Assets Resulting from Service
      Shares Transactions                                    17,258      16,601
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
From net investment income                                   (2,247)       (842)
   Total Distributions to Shares Shareholders                (2,247)       (842)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SERVICE SHARES SHAREHOLDERS:
From net investment income                                     (107)        (32)
   Total Distributions to Service Shares Shareholders          (107)        (32)
--------------------------------------------------------------------------------
Total Increase in Net Assets                                240,435     414,882

NET ASSETS:
Beginning of period                                         414,882          --
End of period                                             $ 655,317   $ 414,882
--------------------------------------------------------------------------------
Accumulated Undistributed Net Investment Income (Loss)    $      --   $      --
--------------------------------------------------------------------------------

/(1)/ The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.
/(2)/ Commenced operations on August 21, 2003.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                     ---------------------------
                                                     PRIME OBLIGATIONS PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                   SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2003
--------------------------------------------------------------------------------

PRIME OBLIGATIONS PORTFOLIO                                   SHARES
                                                   -----------------------------
Selected per share data                            2004 /(3)/   2003 /(3)/ /(4)/
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $   1.00        $   1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                     --              --
   Total Income from Investment Operations                --              --
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                             --              --
      Total Distributions Paid                            --              --
Net Asset Value, End of Period                      $   1.00        $   1.00
--------------------------------------------------------------------------------
Total Return /(1)/                                      0.46%           0.26%
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $621,458        $398,281
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements          0.20%           0.20%
   Expenses, before waivers and reimbursements          0.29%           0.37%
   Net investment income, net of waivers and
      reimbursements                                    0.92%           0.91%
   Net investment income, before waivers and
      reimbursements                                    0.83%           0.74%
--------------------------------------------------------------------------------

                                                               SERVICE
                                                   -----------------------------
Selected per share data                            2004 /(3)/   2003 /(3)/ /(5)/
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  1.00         $  1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                    --              --
   Total Income from Investment Operations               --              --
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                            --              --
      Total Distributions Paid                           --              --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                      $  1.00         $  1.00
--------------------------------------------------------------------------------
Total Return /(1)/                                     0.33%           0.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period             $33,859         $16,601
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements         0.46%           0.46%
   Expenses, before waivers and reimbursements         0.55%           0.63%
   Net investment income, net of waivers and
      reimbursements                                   0.66%           0.65%
   Net investment income, before waivers and
      reimbursements                                   0.57%           0.48%
--------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
/(4)/ For the period August 21, 2003 (commencement of operations) through
     November 30, 2003.
/(5)/ For the period September 2, 2003 (commencement of operations) through
     November 30, 2003.

See Notes to the Financial Statements.

    NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       SCHEDULE OF INVESTMENTS


       PRIME OBLIGATIONS PORTFOLIO


                                                        PRINCIPAL
                                                         AMOUNT   VALUE
                                                         (000S)   (000S)
        ASSET-BACKED NOTES - 3.9%
        Auto Receivables - 3.7%
          Daimler Chrysler Auto Trust, Series 2003-B,
           Class A1,
           1.14%, 12/8/04                                  $600     $599
          Daimler Chrysler Auto Trust, Series 2004-A,
           Class A1,/ (1)/
           1.07%, 3/8/05                                  3,297    3,297
          Ford Credit Auto Owner Trust, Series 2004-A,
           Class A1,
           1.24%, 2/15/05                                11,000   11,000
          Honda Auto Receivables Owner Trust,
           Series 2004-1, Class A1,
           1.14%, 4/21/05                                 9,142    9,140
        ----------------------------------------------------------------
                                                                  24,036
        ----------------------------------------------------------------
        International Receivables - 0.1%
          Granite Mortgages PLC FRN, Series 2004-1,
           Class 1A1,
           1.06%, 6/21/04                                   749      749
        ----------------------------------------------------------------
        Structured Investment Vehicles - 0.1%
          Dorada Finance Inc.,/ (1)/
           1.50%, 11/17/04                                1,000    1,000
        ----------------------------------------------------------------
        Total Asset-Backed Notes (cost $25,785)                   25,785

        CERTIFICATES OF DEPOSIT - 24.0%
        Domestic Depository Institutions - 2.0%
          American Express Bank, FSB,
           1.05%, 6/23/04                                 1,000    1,000
          Washington Mutual Bank FA, Stockton, CA,
           1.07%, 6/30/04                                 5,000    5,000
          Wells Fargo Bank, N.A., San Francisco, CA,
           1.04%, 6/23/04                                 5,000    5,000
           1.05%, 6/28/04                                 2,000    2,000
        ----------------------------------------------------------------
                                                                  13,000
        ----------------------------------------------------------------
        Foreign Depository Institutions - 22.0%
          ABN-AMRO, London Branch,
           1.09%, 7/14/04                                 5,000    5,000
           1.13%, 8/2/04                                  1,000    1,000
          Banco Bilbao Vizcaya Argentaria, London
           Branch,
           1.13%, 7/9/04                                  3,000    3,000
          Banco Bilbao Vizcaya Argentaria, New York
           Branch,
           1.20%, 8/20/04                                 3,000    3,000

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
         CERTIFICATES OF DEPOSIT - 24.0% - CONTINUED
         Foreign Depository Institutions - 22.0% - (continued)
           Barclays Bank PLC, New York Branch, FRN,
            1.03%, 6/11/04                             $1,000   $1,000
            1.03%, 6/24/04                              5,000    4,999
            1.03%, 6/30/04                              5,000    4,999
           BNP Paribas, New York Branch,
            1.05%, 6/16/04, FRN                         4,000    3,999
            1.03%, 6/24/04, FRN                         4,000    3,999
            1.25%, 7/20/04                             10,000   10,000
            1.39%, 8/27/04                              5,000    5,000
           CALYON, London Branch,
            1.13%, 8/10/04                              2,000    2,000
            1.16%, 9/7/04                               6,000    6,000
           CALYON, New York Branch,
            1.39%, 8/5/04                               2,000    2,001
            1.29%, 12/31/04                             1,000    1,000
           CIBC, New York Branch, FRN,
            1.03%, 6/2/04                               5,000    4,999
           Credit Industriel et Commercial, New York
            Branch,
            1.07%, 7/6/04                               3,000    3,000
           Deutsche Bank, New York Branch,
            1.16%, 9/17/04                              3,000    3,000
           HBOS Treasury Services, London Branch,
            1.10%, 8/24/04                              7,000    7,000
            1.26%, 8/31/04                              3,000    3,000
            1.08%, 9/30/04                              2,000    2,000
           ING Bank, London Branch,
            1.20%, 6/7/04                              10,000   10,000
           Lloyds TSB Bank, New York Branch, FRN,
            1.19%, 8/25/04                              1,000    1,000
           National Australia Bank, London Branch,
            1.26%, 7/23/04                              1,000    1,000
            1.28%, 4/5/05                               2,000    2,000
           Nordea Bank Finland, New York Branch,
            1.05%, 6/9/04, FRN                          2,000    2,000
            1.04%, 6/21/04, FRN                         2,000    2,000
            1.21%, 8/26/04                              1,000    1,000
            1.22%, 12/6/04                              5,000    5,000
           Royal Bank of Canada, New York Branch,
            1.03%, 6/30/04                              5,000    4,999
            1.27%, 12/31/04                             1,000    1,000

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
        CERTIFICATES OF DEPOSIT - 24.0% - CONTINUED
        Foreign Depository Institutions - 22.0% - (continued)
          Royal Bank of Scotland, London Branch,
           1.12%, 7/30/04                               $1,000    $1,000
           1.12%, 8/23/04                                3,000     2,999
          Societe Generale, London Branch,
           1.24%, 10/12/04                               2,000     2,000
           1.22%, 12/6/04                                5,000     5,000
          Societe Generale, New York Branch,
           1.03%, 6/14/04, FRN                           1,000     1,000
           1.04%, 6/30/04, FRN                           7,000     6,999
           1.16%, 9/17/04                                3,000     3,000
          Toronto Dominion Bank, New York Branch,
           1.12%, 12/29/04                              10,000    10,000
           1.28%, 4/5/05                                 2,000     2,000
        ----------------------------------------------------------------
                                                                 143,993
        ----------------------------------------------------------------
        Total Certificates of Deposits (cost $156,993)           156,993

        COMMERCIAL PAPER - 26.8%
        Auto Receivables - 2.3%
          Ford Credit Floorplan Master Owner Trust A,
           Motown Funding LLC, Series 2002-1, /(1)/
           1.06%, 6/4/04                                 2,000     2,000
           1.06%, 6/11/04                                3,000     2,999
           1.07%, 6/25/04                                2,000     1,999
           1.14%, 7/7/04                                 1,000       999
          New Center Asset Trust,
           1.06%, 6/15/04                                7,000     6,997
        ----------------------------------------------------------------
                                                                  14,994
        ----------------------------------------------------------------
        Bank Holding Companies - 0.5%
          Citicorp,
           1.06%, 6/11/04                                3,000     2,999
        ----------------------------------------------------------------
        Credit Card Master Trusts - 3.8%
          Citibank Credit Card Master Trust, Dakota
           Certificates,
           1.05%, 6/4/04                                 3,000     3,000
           1.05%, 6/8/04                                 4,000     3,999
           1.05%, 6/11/04                                2,000     1,999
           1.05%, 6/17/04                                5,000     4,998
          MBNA Credit Card Master Trust, Emerald
           Certificates, /(1)/
           1.05%, 6/16/04                                3,000     2,999
           1.07%, 6/23/04                                8,000     7,995
        ----------------------------------------------------------------
                                                                  24,990
        ----------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      COMMERCIAL PAPER - 26.8% - CONTINUED
      Foreign Depository Institutions - 0.6%
        Banco Santander Central Hispano,
         1.08%, 9/21/04                                   $4,000   $3,987
      -------------------------------------------------------------------
      Multi-Seller Conduits - 12.7%
        Alpine Securitization,
         1.05%, 6/21/04                                    1,000      999
        Amstel Funding Corp.,
         1.08%, 7/27/04                                    4,000    3,993
         1.12%, 8/12/04                                    1,000      998
         1.08%, 9/27/04 /(1)/                              5,000    4,982
        Amsterdam Funding Corp.,
         1.05%, 6/24/04                                    5,000    4,997
        Blue Ridge Asset Funding,
         1.04%, 6/1/04                                     5,000    5,000
        Charta Corp.,
         1.05%, 6/16/04                                    5,000    4,998
        Clipper Receivables Corp.,
         1.04%, 6/1/04                                     5,000    5,000
        Corporate Receivables Corp.,
         1.12%, 7/15/04                                    1,000      999
        Crown Point Capital Co.,
         1.06%, 6/11/04                                    2,000    1,999
         1.07%, 7/12/04                                    3,000    2,996
         1.12%, 8/3/04                                     5,000    4,990
        Fairway Finance Corp.,
         1.05%, 6/28/04, FRN                               1,000    1,000
         1.27%, 9/1/04                                     2,000    1,994
        Legacy Capital LLC,
         1.12%, 9/10/04                                    6,000    5,981
        Lexington Parker Capital,
         1.25%, 6/1/04, FRN                                1,000    1,000
         1.11%, 7/23/04                                    1,000      998
         1.11%, 7/26/04                                   10,000    9,983
         1.11%, 9/1/04                                     6,000    5,983
        Liberty Street Funding Co.,
         1.05%, 6/7/04                                     2,000    2,000
        Regency,
         1.05%, 6/21/04                                    5,000    4,997
        Sheffield Receivables Corp.,
         1.05%, 6/10/04                                    2,000    1,999
         1.15%, 6/25/04, FRN                               1,000    1,000
        Thames Asset Global Securitization No. 1, Inc.,
         1.05%, 6/21/04                                    2,000    1,999

See Notes to the Financial Statements.

   NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       SCHEDULE OF INVESTMENTS


       PRIME OBLIGATIONS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT   VALUE
                                                       (000S)   (000S)
         COMMERCIAL PAPER - 26.8% - CONTINUED
         Multi-Seller Conduits - 12.7% - (continued)
           Victory Receivables Corp.,
            1.07%, 6/4/04                              $2,000    $2,000
         --------------------------------------------------------------
                                                                 82,885
         --------------------------------------------------------------
         Non-Depository Personal Credit - 1.3%
           General Electric Capital Corp.,
            1.14%, 10/4/04                              2,000     1,992
           General Electric International, Series A,
            1.07%, 6/4/04                               2,000     2,000
            1.06%, 6/21/04                              3,000     2,998
            1.10%, 7/8/04                               2,000     1,998
         --------------------------------------------------------------
                                                                  8,988
         --------------------------------------------------------------
         Single Seller Conduits - 1.8%
           Blue Spice LLC,
            1.05%, 6/24/04                              1,000       999
           Georgetown Funding Co.,
            1.07%, 6/22/04                              4,000     3,997
            1.07%, 6/24/04                              5,000     4,997
            1.11%, 7/1/04                               1,000       999
           Ticonderoga Funding LLC, /(1)/
            1.05%, 6/28/04                              1,027     1,026
         --------------------------------------------------------------
                                                                 12,018
         --------------------------------------------------------------
         Structured Investment Vehicles - 3.8%
           Grampian Funding Ltd.,
            1.16%, 6/3/04                               2,000     2,000
            1.10%, 7/9/04                               2,000     1,998
            1.14%, 9/13/04                              3,000     2,990
           Perry Global Funding LLC, /(1)/
            1.07%, 7/12/04                              3,000     2,996
           Solitaire Funding LLC,
            1.27%, 8/26/04                              2,000     1,994
           Surrey Funding Corp.,
            1.06%, 6/21/04                              5,000     4,997
            1.25%, 8/23/04                              5,000     4,986
           White Pine Finance LLC,
            1.16%, 9/7/04                               3,000     2,990
         --------------------------------------------------------------
                                                                 24,951
         --------------------------------------------------------------
         Total Commercial Paper (cost $175,812)                 175,812

                                                     PRINCIPAL
                                                      AMOUNT   VALUE
                                                      (000S)   (000S)
          CORPORATE NOTES/BONDS - 18.2%
          Bank Holding Companies - 2.3%
            JP Morgan Chase & Co., FRN,
             1.53%, 8/24/04                           $5,000   $5,011
            Wells Fargo & Co., FRN,
             1.17%, 6/24/04                           10,000   10,003
          -----------------------------------------------------------
                                                               15,014
          -----------------------------------------------------------
          Domestic Depository Institutions - 3.4%
            American Express Centurion Bank, FRN,
             1.06%, 6/25/04                            1,000    1,000
             1.06%, 6/28/04                            1,000    1,000
             1.06%, 6/29/04                            1,000    1,000
            Bank One, N.A., FRN,
             1.11%, 6/15/04                            1,000    1,000
             1.20%, 8/3/04                             3,000    3,002
            Fifth Third Bank, FRN,
             1.00%, 6/16/04                            1,000    1,000
            National City Bank, Cleveland, FRN,
             1.05%, 6/21/04                            1,000    1,000
             1.15%, 8/9/04                             5,000    5,001
             1.19%, 8/19/04                            7,000    6,999
            U.S. Bank, N.A.,
             1.27%, 1/10/05                            1,000    1,000
          -----------------------------------------------------------
                                                               22,002
          -----------------------------------------------------------
          Foreign Depository Institutions - 2.4%
            Bank of Nova Scotia, FRN,
             1.03%, 6/30/04                            4,000    3,999
            HBOS Treasury Services PLC, FRN,/ (1)/
             1.14%, 6/10/04                            1,000    1,001
            Nationwide Building Society, FRN,/ (1)/
             1.11%, 6/28/04                            2,000    2,000
            Royal Bank of Canada, FRN,
             1.08%, 6/10/04                            8,000    8,001
            Westpac Banking Corp., FRN,
             1.10%, 6/11/04                            1,000    1,000
          -----------------------------------------------------------
                                                               16,001
          -----------------------------------------------------------
          Insurance Carriers - 1.5%
            Metropolitan Life, FRN,/ (1)/
             1.11%, 6/15/04                           10,000   10,000
          -----------------------------------------------------------

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



                                                       PRINCIPAL
                                                        AMOUNT   VALUE
                                                        (000S)   (000S)
       CORPORATE NOTES/BONDS - 18.2% - CONTINUED
       Non-Depository Personal Credit - 2.6%
         American General Finance Corp., FRN,
          1.49%, 6/18/04                                $1,000    $1,002
         General Electric Capital Corp., FRN,
          1.24%, 6/4/04                                  2,000     2,003
          1.18%, 6/9/04                                  2,000     2,002
          1.24%, 6/15/04                                 6,000     6,009
          1.30%, 8/3/04                                  1,000     1,001
         Toyota Motor Credit Corp., FRN,
          1.05%, 6/23/04                                 5,000     5,000
       -----------------------------------------------------------------
                                                                  17,017
       -----------------------------------------------------------------
       Security and Commodity Brokers - 4.0%
         Goldman Sachs Group,
          1.15%, 9/27/04                                 8,000     8,000
         Merrill Lynch & Co., FRN,
          1.10%, 6/4/04                                  5,000     5,000
          1.51%, 6/10/04                                 2,000     2,005
          1.23%, 6/11/04                                 2,000     2,002
          1.44%, 8/23/04                                 4,000     4,008
         Morgan Stanley, FRN,
          1.11%, 6/28/04                                 5,000     5,000
       -----------------------------------------------------------------
                                                                  26,015
       -----------------------------------------------------------------
       Structured Investment Vehicles - 2.0%
         Beta Finance, Inc., FRN, MTN,/ (1)/
          1.08%, 7/15/04                                 3,000     3,000
         CC USA, Inc., FRN, MTN,/ (1)/
          1.20%, 8/23/04                                 6,000     5,999
         Dorada Finance Inc., FRN,/ (1)/
          1.16%, 8/13/04                                 4,000     3,999
       -----------------------------------------------------------------
                                                                  12,998
       -----------------------------------------------------------------
       Total Corporate Notes/Bonds (cost $119,047)               119,047

       EURODOLLAR TIME DEPOSITS - 7.6%
       Domestic Depository Institutions - 1.5%
         American Express Centurion Bank,
          Grand Cayman,
          1.05%, 6/25/04                                 5,000     5,000
         State Street Bank & Trust Co., Grand Cayman,
          1.04%, 6/1/04                                  5,000     5,000
       -----------------------------------------------------------------
                                                                  10,000
       -----------------------------------------------------------------

                                                         PRINCIPAL
                                                          AMOUNT   VALUE
                                                          (000S)   (000S)
      EURODOLLAR TIME DEPOSITS - 7.6% - CONTINUED
      Foreign Depository Institutions - 6.1%
        Banco Bilbao Vizcaya Argentaria, Nassau,
         1.05%, 6/24/04                                   $3,000   $3,000
        Bank Nederlandse Gemeenten, The Hague,
         1.17%, 10/7/04                                    3,000    3,000
        Credit Agricole S.A., Paris,
         1.12%, 8/6/04                                     3,000    3,000
        Credit Industriel et Commercial, Paris, France,
         1.09%, 7/16/04                                    2,000    2,000
        Credit Suisse First Boston, Grand Cayman,
         1.04%, 6/1/04                                     5,000    5,000
        Den Norske Bank, Grand Cayman,
         1.15%, 7/26/04                                    1,000    1,000
        Dexia Credit Local de France, Paris,
         1.19%, 9/10/04                                    5,000    5,000
        Fortis Bank, Brussels, Belgium,
         1.09%, 9/27/04                                    4,000    4,000
        National Australia Bank, Grand Cayman,
         1.04%, 6/4/04                                     2,000    2,000
        Northern Rock PLC, Newcastle,
         1.19%, 8/17/04                                    2,000    2,000
        Societe Generale, Grand Cayman,
         1.04%, 6/1/04                                     5,000    5,000
        Unicredito Italiano, Milan,
         1.06%, 6/2/04                                     5,000    5,000
      -------------------------------------------------------------------
                                                                   40,000
      -------------------------------------------------------------------
      Total Eurodollar Time Deposits (cost $50,000)                50,000

      MUNICIPAL INVESTMENTS - 1.3%
      Administration of Environmental & Housing Programs - 0.8%
        State of Texas G.O. Taxable Veteran's Land
         Refunding Bonds, Series 2000,
         1.18%, 6/8/04                                     5,000    5,000
      -------------------------------------------------------------------
      Engineering, Accounting and Management - 0.4%
        California PCR Environmental Improvement
         Taxable CP, Series 1997,
         Browning Ferris Project,
         1.14%, 7/14/04                                    3,000    3,000
      -------------------------------------------------------------------

See Notes to the Financial Statements.

   NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       SCHEDULE OF INVESTMENTS
                                                       MAY 31, 2004 (UNAUDITED)


       PRIME OBLIGATIONS PORTFOLIO (continued)

                                                      PRINCIPAL
                                                       AMOUNT    VALUE
                                                       (000S)    (000S)
       MUNICIPAL INVESTMENTS - 1.3% - CONTINUED
       Public Finance Taxable & Monetary - 0.1%
         Oakland-Alameda County Coliseum Authority
          CP Taxable, Oakland Coliseum Arena,
          Series 1996 A-2,
          1.10%, 7/7/04                                $1,000   $  1,000
       -----------------------------------------------------------------
       Total Municipal Investments (cost $9,000)                   9,000

       U.S. GOVERNMENT AGENCIES - 1.2%/ (2)/
       Fannie Mae - 0.3%
         FNMA Note
          1.36%, 5/3/05                                 2,000      1,996
       -----------------------------------------------------------------
       Federal Home Loan Bank - 0.9%
         FHLB FRN
          1.04%, 7/5/04                                 5,000      5,000
         FHLB Note
          1.55%, 12/8/04                                1,000      1,000
       -----------------------------------------------------------------
                                                                   6,000
       -----------------------------------------------------------------
       Total U.S. Government Agencies (cost $7,996)                7,996
       -----------------------------------------------------------------
       Investments, at Amortized Cost (cost $544,633)            544,633

                                                     PRINCIPAL
                                                      AMOUNT    VALUE
                                                      (000S)    (000S)
       REPURCHASE AGREEMENTS - 18.6%
       (Colld. by U.S. Government/Agency Securities)
       Repurchase Agreements - 18.6%
         Credit Suisse First Boston Corp., dated
          5/28/04, repurchase price $50,006
          1.05%, 6/1/04                               $50,000   $50,000
         Lehman Brothers, Inc., dated 5/28/04,
          repurchase price $21,628
          1.09%, 6/1/04                                21,625    21,625
         UBS Securities LLC, dated 5/28/04,
          repurchase price $50,006
          1.05%, 6/1/04                                50,000    50,000
       -----------------------------------------------------------------
       Total Repurchase Agreements (cost $121,625)              121,625
       -----------------------------------------------------------------
       Total Investments - 101.6% (cost $666,258)               666,258
          Liabilities less Other Assets - (1.6)%                (10,941)
       -----------------------------------------------------------------
       NET ASSETS - 100.0%                                     $655,317

(1)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the value of these securities amounted to approximately $58,291,000 or 8.9% of net assets.
(2)The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See Notes to the Financial Statements.

PRIME OBLIGATIONS PORTFOLIO 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                    PRIME OBLIGATIONS PORTFOLIO
                                                                           ----
       ABBREVIATIONS AND OTHER INFORMATION
                                                       MAY 31, 2004 (UNAUDITED)



   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Amortized cost also represents cost for federal income tax purposes.

   EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Colld. Collateralized

CP     Commercial Paper

FHLB   Federal Home Loan Bank

FHLMC  Freddie Mac

FNMA   Federal National Mortgage
       Association

FRN    Floating Rate Note

G.O.   General Obligation

MTN    Medium Term Note

PCR    Pollution Control Revenue

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       NOTES TO THE FINANCIAL STATEMENTS




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 23 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Prime Obligations Portfolio (the "Portfolio") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A. ("NTI") (formerly known and conducting business as Northern Trust Investments, Inc.), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser of the Prime Obligations Portfolio. Northern Trust is the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

The Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. As of May 31, 2004, Shares and Service Shares were outstanding.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JP Morgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) FEDERAL INCOME TAXES - It is the Portfolio's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal income taxes.

At November 30, 2003, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, is as follows:

                                            UNDISTRIBUTED
                                              ORDINARY
                       Amounts in thousands    INCOME*
                       ----------------------------------
                        Prime Obligations       $285
                       ----------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the period ended November 30, 2003, is as follows:

                                          DISTRIBUTED FROM
                                              ORDINARY
                     Amounts in thousands     INCOME*
                     -------------------------------------
                      Prime Obligations               $589
                     -------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

E) EXPENSES - The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses that are not directly attributable to the Portfolio are typically allocated among the Portfolios of the Trust based on each Portfolio's relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS - The Portfolio's net investment income is declared daily and paid monthly. Net real-

PRIME OBLIGATIONS PORTFOLIO 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



ized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash or automatically reinvested in additional shares of the Portfolio. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment adviser is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 0.15% of the Portfolio's average daily net assets. Until further notice, the Investment Adviser has voluntarily agreed to waive .05% of the advisory fee. The effect of this waiver by the Investment Adviser for the six months ended May 31, 2004, reduced advisory fees as shown on the accompanying Statement of Operations.

As compensation for the services rendered as the transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern receives a fee, calculated daily and payable monthly, at the following annual rates: (a) $18 for each subaccount relating to the Shares Class of the Portfolio; (b) 0.01% of the average daily net asset value of the outstanding Service Shares Class of the Portfolio.

Class specific Transfer Agent Fees for the six months ended May 31, 2004, were as follows:

                   Amounts in thousands SHARES SERVICE SHARES
                   ------------------------------------------
                    Prime Obligations      $26             $2
                   ------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Portfolio has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. Custodian credits are reflected in the Portfolio's Statement of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of 0.10% of the Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent for all shares, payments under the Service Plan for the Portfolio's Service Shares and certain extraordinary expenses, exceed on an annualized basis 0.10% of the Portfolio's average daily net assets, the co-administrators reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2004, under such agreements are shown on the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolio, receives no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Portfolio. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" in the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2004, the amount payable was less than $1,000.

5   SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions ("Servicing Agents") under which they

  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)
                                                       MAY 31, 2004 (UNAUDITED)



will render certain administrative support services and in some cases, personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.25% and 0.50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively. Class specific Shareholder Servicing Fees for the six months ended May 31, 2004, were $41,000 for the Service Shares. As of May 31, 2004, the Trust had not issued any Premier Shares of the Portfolio.

6   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Inter Bank Offer
Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement.

The Portfolio had no borrowings under the credit line during the six months ended May 31, 2004.

PRIME OBLIGATIONS PORTFOLIO 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                    PRIME OBLIGATIONS PORTFOLIO
                                                                           ----



                      THIS PAGE INTENTIONALLY LEFT BLANK


  NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 PRIME OBLIGATIONS PORTFOLIO

---------------------------------------------------------
    PRIME OBLIGATIONS PORTFOLIO
----



                      THIS PAGE INTENTIONALLY LEFT BLANK

PRIME OBLIGATIONS PORTFOLIO  16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                                NIF SAR MPO 7/04

--------------------------------------------------------------------------------

(C) 2004 Northern Institutional Funds
Northern Funds Distributors, LLC, not affiliated with Northern Trust   -----------------
                                                                           PRESORTED
                                                                            STANDARD
                                                                       U.S. POSTAGE PAID
                                                                        CAROL STREAM, IL
                                                                          PERMIT NO. 1
                                                                       -----------------

50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/637-1380
northerninstitutionalfunds.com

NORTHERN(R)
INSTITUTIONAL FUNDS

       Managed by
[LOGO] Northern Trust

                                                                    MAY 31, 2004

NORTHERN INSTITUTIONAL FUNDS
Fixed Income Portfolios

                                     [PHOTO]

                                                               Semiannual Report

TRUST NORTHERN for investment solutions             NORTHERN(R)
                                                    INSTITUTIONAL FUNDS

                                                                  Managed by
                                                           [LOGO] Northern Trust

                                     [PHOTO]

                               Orie L. Dudley Jr.

a MESSAGE from
Orie L. Dudley Jr.
CHIEF INVESTMENT OFFICER

THE SIX MONTHS ENDED May 31, 2004 brought negative returns for most sectors of the bond market, due largely to the sell-off that took place in the latter half of the period. Although the world economy continued to expand throughout the period, bond yields remained quiescent. This was due to the widespread belief that the Federal Reserve would not begin to raise interest rates until economic data demonstrated either a recovery in the job market or rising inflation, neither of which was expected anytime soon.

In early April, however, bond investors were surprised when the United States employment report for March came in much stronger than expectations. This event marked a turning point in the investment backdrop by raising the possibility that interest rate hikes could be coming sooner than anticipated. The strong March number was confirmed in subsequent employment data as solid gains were also reported in April and May.

This string of positive jobs numbers signaled that the economy had entered a self-sustaining expansion phase, clearing the way for the Federal Reserve to start reducing the substantial monetary stimulus provided by its record low 1 percent federal funds rate. During the same time period, data also showed inflation to be rising, with both the Consumer and Producer Price Indices exceeding market expectations in March, April and May. Moreover, inflation concerns were exacerbated by the high level of energy prices -- stoked by terrorism and supply interruption worries -- as oil traded above $38 per barrel for the final two months of the period.

With economic data confirming that up-trends in both employment and inflation were underway, investors began the process of adjusting expectations about the future. From a historical perspective, the Federal Reserve would have to raise interest rates by as much as three percentage points to get monetary policy back to what typically would be considered a neutral level. Based on Fed actions in previous economic cycles, this type of rate increase would not be unusual. However, because many aspects of the current expansion have played in an atypically slow fashion, investors have embraced less aggressive tightening expectations this time around.

Yields in the bond market have shifted amid this changing outlook. The short-end of the Treasury yield curve -- the area most sensitive to Fed actions -- has come under pressure in recent months. Longer-term rates also have also risen as investors responded to signs of economic expansion and rising inflation. The yield on the 10-year Treasury note rose from a low of 3.68 percent on March 17 to 4.66 percent at the close of the period. Meanwhile, aggressive sectors of the bond market -- such as high-yield bonds and emerging market debt -- performed poorly on worries that the rise in interest rates might cause investors to avoid riskier assets.

This activity during the period underscores the likelihood that the environment for bond investments may now be less favorable than it has been in recent years. However, we believe fixed income investments should continue to play an important role in many investor portfolios, particularly those seeking income and asset diversification.

Sincerely,


/s/ Orie L. Dudley Jr.
---------------------------------
Orie L. Dudley Jr.
Chief Investment Officer
Northern Trust

               ----------------------------------------------------------------
                                                        FIXED INCOME PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS




The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of Northern Institutional Funds' Proxy Voting Policies and Procedures is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the Securities and Exchange Commission's Web site at sec.gov or by calling 800/637-1380.

Northern Fund Distributors, LLC, not affiliated with Northern Trust.


                        --------------------------------
                                NOT FDIC INSURED
                        --------------------------------
                        May lose value/No bank guarantee
                        --------------------------------

                   2  STATEMENTS OF ASSETS AND LIABILITIES

                   4  STATEMENTS OF OPERATIONS

                   6  STATEMENTS OF CHANGES IN NET ASSETS

                   8  FINANCIAL HIGHLIGHTS

                      SCHEDULES OF INVESTMENTS

                      18  INTERNATIONAL BOND PORTFOLIO

                      20  BOND PORTFOLIO

                      31  CORE BOND PORTFOLIO

                      38  U.S. TREASURY INDEX PORTFOLIO

                      39  INTERMEDIATE BOND PORTFOLIO

                      45  SHORT-INTERMEDIATE BOND PORTFOLIO

                      50 U.S. GOVERNMENT SECURITIES PORTFOLIO

                  51  NOTES TO THE FINANCIAL STATEMENTS

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                        INTERNATIONAL
Amounts in thousands,                                                       BOND           BOND
except per share data                                                     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------
ASSETS:

Investments, at amortized cost                                             $10,186       $460,165
Investments, at fair value                                                 $11,400       $449,450
Cash                                                                            --             --
Foreign currencies, at fair value (cost $2)                                      2             --
Interest income receivable                                                     223          3,673
Dividend income receivable                                                      --              8
Receivable for securities sold                                                  --            548
Receivable from affiliated administrator                                         7             18
Unrealized gain on forward foreign currency exchange contracts                  83             --
Prepaid and other assets                                                         6              3
Total Assets                                                                11,721        453,700
--------------------------------------------------------------------------------------------------
LIABILITIES:

Unrealized loss on forward foreign currency exchange contracts                  60             --
Payable upon return of securities loaned                                        --         41,316
Payable for securities purchased                                                --            705
Payable for when-issued securities                                              --         22,553
Payable to affiliates:
   Investment advisory fees                                                      7             83
   Co-administration fees                                                        1             33
   Custody and accounting fees                                                   4              8
   Transfer agent fees                                                          --              3
Accrued registration fees and other liabilities                                  6             23
Total Liabilities                                                               78         64,724
--------------------------------------------------------------------------------------------------
Net Assets                                                                 $11,643       $388,976
--------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:

Capital stock                                                              $10,877       $410,389
Undistributed net investment income (loss)                                     124         (1,313)
Accumulated undistributed net realized gains (losses)                         (597)        (9,385)
Net unrealized appreciation (depreciation)                                   1,239        (10,715)
Net Assets                                                                 $11,643       $388,976
--------------------------------------------------------------------------------------------------
Net Assets:

   Class A                                                                 $11,436       $384,906
   Class C                                                                      --          3,692
   Class D                                                                     207            378

Total Shares Outstanding (no par value, unlimited shares authorized):

   Class A                                                                     611         19,506
   Class C                                                                      --            187
   Class D                                                                      11             19

Net Asset Value, Redemption and Offering Price Per Share:

   Class A                                                                 $ 18.71       $  19.73
   Class C                                                                      --          19.74
   Class D                                                                   18.89          19.70
--------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

               U.S.                       SHORT-         U.S.
   CORE      TREASURY   INTERMEDIATE   INTERMEDIATE   GOVERNMENT
   BOND       INDEX         BOND           BOND       SECURITIES
PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
----------------------------------------------------------------



$132,273     $59,822      $59,332       $229,327       $167,697
$130,385     $59,254      $58,983       $228,708       $166,614
      14          --            3             --              2
      --          --           --             --             --
     848         415          440          1,327            522
      --          --           --             --             --
      --          --           --             --             --
       9           7            8              8              7
      --          --           --             --             --
      13           1            6              1              1
 131,269      59,677       59,440        230,044        167,146
----------------------------------------------------------------


      --          --           --             --             --
  13,455      10,887       14,949         62,647         42,890
      --         300           --             --             --
   6,268          --          873          3,112          5,856

      23           6            9             34             25
       9           4            4             14             10
       9           2            7              6              2
       1           1           --              1              1
      10          14            6              8              7
  19,775      11,214       15,848         65,822         48,791
----------------------------------------------------------------
$111,494     $48,463      $43,592       $164,222       $118,355
----------------------------------------------------------------


$113,406     $48,987      $45,140       $177,142       $119,483
     (77)         40           31             64            (11)
      53           4       (1,230)       (12,365)           (34)
  (1,888)       (568)        (349)          (619)        (1,083)
$111,494     $48,463      $43,592       $164,222       $118,355
----------------------------------------------------------------


$111,492     $44,011      $43,486       $163,918       $117,699
       1       1,665           --             --             --
       1       2,787          106            304            656


  11,272       2,095        2,145          8,776          5,959
      --          79           --             --             --
      --         133            5             16             33


$   9.89     $ 21.01      $ 20.27       $  18.68       $  19.75
    9.87       21.00           --             --             --
    9.91       20.98        20.26          18.62          19.68
----------------------------------------------------------------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
-----------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                        INTERNATIONAL
                                                                             BOND         BOND
Amounts in thousands                                                       PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest income                                                              $194        $ 11,418
Dividend income                                                                --             885
Net income from securities loaned                                              --               8
   Total Investment Income                                                    194          12,311
--------------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory fees                                                       51           1,069
Co-administration fees                                                          9             267
Custody and accounting fees                                                    23              44
Transfer agent fees                                                             1              29
Registration fees                                                              13              17
Printing fees                                                                   4              11
Professional fees                                                               3               8
Trustee fees and expenses                                                       2               6
Shareholder servicing fees                                                     --               3
Other                                                                           5              11
--------------------------------------------------------------------------------------------------
Total Expenses                                                                111           1,465
   Less voluntary waivers of
      investment advisory fees                                                 (9)           (401)
   Less expenses reimbursed by
      administrator                                                           (43)            (91)
   Less custodian credits                                                      --              (6)
   Net Expenses                                                                59             967
--------------------------------------------------------------------------------------------------
Net Investment Income                                                         135          11,344
--------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

   Investments                                                                  2           8,470
   Foreign currency transactions                                              (69)            295
Net change in unrealized appreciation (depreciation) on:

   Investments                                                                201         (10,607)
   Forward foreign currency exchange contracts                                 21              --
   Translation of other assets and liabilities denominated in foreign
      currencies                                                               (2)             (2)
   Net Gains (Losses) on Investments and Foreign Currency                     153          (1,844)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations              $288        $  9,500
--------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

               U.S.                       SHORT-         U.S.
   CORE      TREASURY   INTERMEDIATE   INTERMEDIATE   GOVERNMENT
   BOND       INDEX         BOND           BOND       SECURITIES
PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
----------------------------------------------------------------



 $ 2,315     $ 1,032        $ 878        $ 2,596        $1,564
      --          --           --             --            --
       6           9            5             21            15
   2,321       1,041          883          2,617         1,579
----------------------------------------------------------------


     223          84           94            333           243
      56          28           24             83            61
      21          11           17             19            13
       6           5            2              8             7
      17          17           13             13            13
       4           4            4              4             4
       3           3            3              3             3
       2           2            2              2             2
      --           5           --             --             1
       5           5            4              5             4
----------------------------------------------------------------
     337         164          163            470           351
     (84)        (42)         (35)          (125)          (91)

     (52)        (41)         (43)           (45)          (39)

      --          --           --             --            --
     201          81           85            300           221
----------------------------------------------------------------
   2,120         960          798          2,317         1,358
----------------------------------------------------------------




     402          76           (6)           382           (31)
      --          --           --             --            --


  (1,788)     (1,063)        (610)        (1,421)         (962)
      --          --           --             --            --

      --          --           --             --            --
  (1,386)       (987)        (616)        (1,039)         (993)
----------------------------------------------------------------
 $   734     $   (27)       $ 182        $ 1,278        $  365
----------------------------------------------------------------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL
                                                                         BOND                  BOND
                                                                      PORTFOLIO              PORTFOLIO
                                                                  -------------------------------------------
Amounts in thousands                                               2004       2003       2004        2003
-------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income                                             $   135   $    282   $  11,344   $  26,737
Net realized gains (losses)                                           (67)     1,570       8,765      16,072
Net change in unrealized appreciation (depreciation)                  220        374     (10,609)     (1,928)
   Net Increase (Decrease) in Net Assets Resulting from
      Operations                                                      288      2,226       9,500      40,881
-------------------------------------------------------------------------------------------------------------
CLASS A SHARE TRANSACTIONS:

Proceeds from shares sold                                             834      1,856      32,730     113,602
Reinvestment of dividends                                             801        537      12,640      26,606
Payments for shares redeemed                                         (915)   (17,620)   (249,561)   (255,314)
   Net Increase (Decrease) in Net Assets Resulting from
      Class A Share Transactions                                      720    (15,227)   (204,191)   (115,106)
-------------------------------------------------------------------------------------------------------------
CLASS C SHARE TRANSACTIONS:

Proceeds from shares sold                                              --         --          56       1,149
Reinvestment of dividends                                              --         --          92         319
Payments for shares redeemed                                           --         --          (3)     (8,037)
   Net Increase (Decrease) in Net Assets Resulting from
      Class C Share Transactions                                       --         --         145      (6,569)
-------------------------------------------------------------------------------------------------------------
CLASS D SHARE TRANSACTIONS:

Proceeds from shares sold                                             216        477          85          23
Reinvestment of dividends                                              --         --           8          14
Payments for shares redeemed                                           (1)      (582)        (35)        (31)
   Net Increase (Decrease) in Net Assets Resulting from
      Class D Share Transactions                                      215       (105)         58           6
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:

From net investment income                                         (1,498)    (1,251)    (13,948)    (29,159)
From net realized gains                                                --         --          --          --
   Total Distributions to Class A Shareholders                     (1,498)    (1,251)    (13,948)    (29,159)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:

From net investment income                                             --         --         (92)       (319)
From net realized gains                                                --         --          --          --
   Total Distributions to Class C Shareholders                         --         --         (92)       (319)
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:

From net investment income                                             --        (17)         (8)        (14)
From net realized gains                                                --         --          --          --
   Total Distributions to Class D Shareholders                         --        (17)         (8)        (14)
-------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                              (275)   (14,374)   (208,536)   (110,280)

NET ASSETS:

Beginning of period                                                11,918     26,292     597,512     707,792
End of period                                                     $11,643   $ 11,918   $ 388,976   $ 597,512
-------------------------------------------------------------------------------------------------------------
Accumulated Undistributed Net Investment Income (Loss)            $   124   $  1,487   $  (1,313)  $   1,391
-------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2003
--------------------------------------------------------------------------------

                              U.S.                                      SHORT-                  U.S.
        CORE                TREASURY           INTERMEDIATE          INTERMEDIATE            GOVERNMENT
        BOND                 INDEX                 BOND                  BOND                SECURITIES
     PORTFOLIO             PORTFOLIO            PORTFOLIO             PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------
  2004       2003       2004       2003      2004       2003       2004       2003        2004       2003
------------------------------------------------------------------------------------------------------------


$  2,120   $  3,973   $    960   $  2,151   $   798   $  1,430   $  2,317   $   5,033   $  1,358   $  2,862
     402      2,789         76        758        (6)     1,455        382       4,418        (31)     2,271
  (1,788)      (804)    (1,063)    (1,097)     (610)      (228)    (1,421)     (1,533)      (962)    (1,707)

     734      5,958        (27)     1,812       182      2,657      1,278       7,918        365      3,426
------------------------------------------------------------------------------------------------------------


  20,539     91,148      8,766     39,169     6,055     27,508     73,538     119,674      6,233     49,907
   1,158      2,938      1,145      2,198       630      1,092      1,721       4,331      3,161      5,386
 (19,570)   (87,817)   (27,339)   (26,409)   (8,310)   (29,248)   (75,956)   (153,693)   (10,317)   (44,703)

   2,127      6,269    (17,428)    14,958    (1,625)      (648)      (697)    (29,688)      (923)    10,590
------------------------------------------------------------------------------------------------------------


      --         --        276      1,334        --         --         --          --         --         --
      --         --         53        144        --         --         --          --         --         --
      --         --       (557)    (2,448)       --         --         --          --         --         --

      --         --       (228)      (970)       --         --         --          --         --         --
------------------------------------------------------------------------------------------------------------


      --         --      1,419      2,159        30         36        276          36         75        254
      --         --          7         18         1          3          1           2         26         50
      --         --       (669)      (542)      (20)       (12)       (27)        (45)    (1,068)      (133)

      --         --        757      1,635        11         27        250          (7)      (967)       171
------------------------------------------------------------------------------------------------------------


  (2,276)    (4,504)      (915)    (2,014)     (799)    (1,463)    (2,260)     (5,342)    (1,447)    (3,273)
      --         --       (693)    (1,003)       --         --         --          --     (1,809)    (2,253)
  (2,276)    (4,504)    (1,608)    (3,017)     (799)    (1,463)    (2,260)     (5,342)    (3,256)    (5,526)
------------------------------------------------------------------------------------------------------------


      --         --        (29)       (87)       --         --         --          --         --         --
      --         --        (24)       (57)       --         --         --          --         --         --
      --         --        (53)      (144)       --         --         --          --         --         --
------------------------------------------------------------------------------------------------------------


      --         --        (41)       (46)       (1)        (3)        (3)         (2)        (9)       (37)
      --         --        (29)       (15)       --         --         --          --        (24)       (28)
      --         --        (70)       (61)       (1)        (3)        (3)         (2)       (33)       (65)
------------------------------------------------------------------------------------------------------------
     585      7,723    (18,657)    14,213    (2,232)       570     (1,432)    (27,121)    (4,814)     8,596



 110,909    103,186     67,120     52,907    45,824     45,254    165,654     192,775    123,169    114,573
$111,494   $110,909   $ 48,463   $ 67,120   $43,592   $ 45,824   $164,222   $ 165,654   $118,355   $123,169
------------------------------------------------------------------------------------------------------------
$    (77)  $     79   $     40   $     65   $    31   $     33   $     64   $      10   $    (11)  $     87
------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                           CLASS A
INTERNATIONAL BOND PORTFOLIO                                  ---------------------------------------------------------------------
Selected per share data                                       2004 /(4)/   2003 /(4)/   2002 /(4)/     2001      2000       1999
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $ 20.78      $ 19.48      $ 18.77     $ 17.74   $ 18.86    $ 21.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)                                      0.22         1.54         0.67        0.71     (1.38)      0.96
Net realized and unrealized gains (losses)                        0.30         1.72         0.62        0.32      0.26      (2.07)
   Total Income (Loss) from Investment Operations                 0.52         3.26         1.29        1.03     (1.12)     (1.11)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income /(1)/                              (2.59)       (1.96)       (0.58)         --        --      (1.24)
   From net realized gains                                          --           --           --          --        --      (0.14)
      Total Distributions Paid                                   (2.59)       (1.96)       (0.58)         --        --      (1.38)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $ 18.71      $ 20.78      $ 19.48     $ 18.77   $ 17.74    $ 18.86
-----------------------------------------------------------------------------------------------------------------------------------
Total Return /(2)/                                                2.56%       18.32%        7.06%       5.81%    (5.94)%    (5.76)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                        $11,436      $11,917      $26,188     $26,969   $28,905    $28,397
Ratio to average net assets of: /(3)/
   Expenses, net of waivers and reimbursements                    0.96%        0.96%        0.96%       0.96%     0.96%      0.96%
   Expenses, before waivers and reimbursements                    1.82%        1.59%        1.37%       1.52%     1.54%      1.44%
   Net investment income, net of waivers and reimbursements       2.24%        2.21%        3.61%       4.11%     3.86%      4.89%
   Net investment income, before waivers and reimbursements       1.38%        1.58%        3.20%       3.55%     3.28%      4.41%
Portfolio Turnover Rate                                           4.99%       62.15%      201.22%     371.96%   179.26%     17.85%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                       CLASS D
                                                    -----------------------------------------------------------------------------
Selected per share data                             2004 /(4)/   2003 /(4)/   2002 /(5)/   2001 /(6)/   2000 /(6)/   1999 /(7)/
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $20.61       $19.46      $ 19.71         --           --        $21.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                   0.18         1.39         0.19         --           --          0.29
Net realized and unrealized gains (losses)              0.30         1.72        (0.44)        --           --         (1.25)
   Total Income (Loss) from Investment Operations       0.48         3.11        (0.25)        --           --         (0.96)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income /(1)/                    (2.20)       (1.96)          --         --           --         (0.54)
   From net realized gains                                --           --           --         --           --         (0.14)
      Total Distributions Paid                         (2.20)       (1.96)          --         --           --         (0.68)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $18.89       $20.61      $ 19.46         --           --        $19.62 /(7)/
----------------------------------------------------------------------------------------------------------------------------------
Total Return /(2)/                                      2.38%       17.48%       (1.27)%       --           --            --

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period               $  207       $    1      $   104         --           --            --
Ratio to average net assets of: /(3)/
   Expenses, net of waivers and reimbursements          1.35%        1.35%        1.35%        --           --            --
   Expenses, before waivers and reimbursements          2.21%        1.98%        1.76%        --           --            --
   Net investment income, net of waivers and
      reimbursements                                    1.85%        1.82%        3.22%        --           --            --
   Net investment income, before waivers and
      reimbursements                                    0.99%        1.19%        2.81%        --           --            --
Portfolio Turnover Rate                                 4.99%       62.15%      201.22%        --           --            --
----------------------------------------------------------------------------------------------------------------------------------

/(1)/ Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
/(2)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(3)/ Annualized for periods less than one year.
/(4)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(5)/ Shares were reintroduced on September 5, 2002. Financial highlights were calculated using the average shares outstanding method.
/(6)/ No shares outstanding for the period August 23, 1999 through September 4,
     2002.
/(7)/ Class D shares were fully redeemed as of August 22, 1999. As such no total return or supplemental data and ratios were presented for the fiscal years ended November 30, 1999 - 2001.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                       CLASS A
BOND PORTFOLIO                                      ----------------------------------------------------------------------------
Selected per share data                             2004 /(3)/   2003 /(3)/   2002 /(3)(4)/     2001        2000      1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $  20.14     $  19.81      $  19.94      $  19.49   $    19.31   $  21.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                    0.43         0.84          1.04          1.28         1.37       1.35
Net realized and unrealized gains (losses)              (0.31)        0.42         (0.08)         0.45         0.21      (1.63)
   Total Income (Loss) from Investment Operations        0.12         1.26          0.96          1.73         1.58      (0.28)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                           (0.53)       (0.93)        (1.09)        (1.28)       (1.40)     (1.34)
   From net realized gains                                 --           --            --            --           --      (0.68)
      Total Distributions Paid                          (0.53)       (0.93)        (1.09)        (1.28)       (1.40)     (2.02)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $  19.73     $  20.14      $  19.81      $  19.94   $    19.49   $  19.31
--------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                       0.54%        6.45%         4.99%         9.08%        8.56%     (1.35)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period              $384,906     $593,559      $697,601      $877,920   $1,034,495   $879,161
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements           0.36%        0.36%         0.36%         0.36%        0.36%      0.36%
   Expenses, before waivers and reimbursements           0.55%        0.54%         0.59%         0.74%        0.74%      0.74%
   Net investment income, net of waivers and
      reimbursements                                     4.25%        4.14%         5.27%         6.38%        7.23%      6.95%
   Net investment income, before waivers and
      reimbursements                                     4.06%        3.96%         5.04%         6.00%        6.85%      6.57%
Portfolio Turnover Rate                                100.71%      325.90%       277.45%       297.81%      143.72%     72.61%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                         CLASS C
                                                    -----------------------------------------------------------------------------
Selected per share data                             2004 /(3)/   2003 /(3)/   2002 /(3)(4)/   2001 /(3)/   2000 /(3)/     1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $ 20.14      $ 19.81        $ 19.93       $ 19.48      $ 19.30     $ 21.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                   0.38         0.82           1.01          1.23         1.31        1.32
Net realized and unrealized gains (losses)             (0.28)        0.39          (0.09)         0.45         0.22       (1.65)
   Total Income (Loss) from Investment Operations       0.10         1.21           0.92          1.68         1.53       (0.33)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                          (0.50)       (0.88)         (1.04)        (1.23)       (1.35)      (1.29)
   From net realized gains                                --           --             --            --           --       (0.68)
      Total Distributions Paid                         (0.50)       (0.88)         (1.04)        (1.23)       (1.35)      (1.97)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $ 19.74      $ 20.14        $ 19.81       $ 19.93      $ 19.48     $ 19.30
---------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                      0.42%        6.24%          4.73%         8.83%        8.33%      (1.59)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period              $ 3,692      $ 3,624        $ 9,874       $21,144      $39,868     $62,557
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements          0.60%        0.60%          0.60%         0.60%        0.60%       0.60%
   Expenses, before waivers and reimbursements          0.79%        0.78%          0.83%         0.98%        0.98%       0.98%
   Net investment income, net of waivers and
      reimbursements                                    4.01%        3.90%          5.03%         6.14%        6.99%       6.71%
   Net investment income, before waivers and
      reimbursements                                    3.82%        3.72%          4.80%         5.76%        6.61%       6.33%
Portfolio Turnover Rate                               100.71%      325.90%        277.45%       297.81%      143.72%      72.61%
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                         CLASS D
                                                    ----------------------------------------------------------------------------
BOND PORTFOLIO
Selected per share data                             2004 /(3)/   2003 /(3)/   2002 /(3)(4)/   2001 /(3)/   2000 /(3)/    1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $ 20.10      $ 19.78        $ 19.91       $ 19.47      $ 19.28     $21.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                   0.34         0.74           0.90          0.43         1.23       1.31
Net realized and unrealized gains (losses)             (0.25)        0.43          (0.02)         1.21         0.23      (1.67)
   Total Income (Loss) from Investment Operations       0.09         1.17           0.88          1.64         1.46      (0.36)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                          (0.49)       (0.85)         (1.01)        (1.20)       (1.27)     (1.26)
   From net realized gains                                --           --             --            --           --      (0.68)
      Total Distributions Paid                         (0.49)       (0.85)         (1.01)        (1.20)       (1.27)     (1.94)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $ 19.70      $ 20.10        $ 19.78       $ 19.91      $ 19.47     $19.28
--------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                      0.35%        6.00%          4.60%         8.64%        7.92%     (1.74)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period              $   378      $   329        $   317       $   187      $   144     $1,497
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements          0.75%        0.75%          0.75%         0.75%        0.75%      0.75%
   Expenses, before waivers and reimbursements          0.94%        0.93%          0.98%         1.13%        1.13%      1.13%
   Net investment income, net of waivers and
      reimbursements                                    3.86%        3.75%          4.88%         5.99%        6.84%      6.56%
   Net investment income, before waivers and
      reimbursements                                    3.67%        3.57%          4.65%         5.61%        6.46%      6.18%
Portfolio Turnover Rate                               100.71%      325.90%        277.45%       297.81%      143.72%     72.61%
--------------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                          CLASS A
                                                    ------------------------------------------------
CORE BOND PORTFOLIO
Selected per share data                               2004       2003     2002 /(3)(4)/   2001 /(5)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $  10.04   $   9.92     $  10.06       $  10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                   0.19       0.33         0.50           0.40
Net realized and unrealized gains (losses)             (0.13)      0.17         0.03           0.05
   Total Income from Investment Operations              0.06       0.50         0.53           0.45
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                          (0.21)     (0.38)       (0.54)         (0.39)
   From net realized gains                                --         --        (0.13)            --
      Total Distributions Paid                         (0.21)     (0.38)       (0.67)         (0.39)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $   9.89   $  10.04     $   9.92       $  10.06
----------------------------------------------------------------------------------------------------
Total Return /(1)/                                      0.52%      5.04%        5.61%          4.54%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period             $111,492   $110,907     $103,184       $155,542
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements          0.36%      0.36%        0.36%          0.36%
   Expenses, before waivers and reimbursements          0.60%      0.59%        0.68%          0.81%
   Net investment income, net of waivers and
      reimbursements                                    3.80%      3.27%        5.13%          5.91%
   Net investment income, before waivers and
      reimbursements                                    3.56%      3.04%        4.81%          5.46%
Portfolio Turnover Rate                                71.77%    380.92%      257.35%        197.85%
----------------------------------------------------------------------------------------------------

                                                                        CLASS C
                                                    ---------------------------------------------
Selected per share data                              2004      2003    2002 /(3)(4)/   2001 /(5)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $10.03   $  9.92     $ 10.01        $ 10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                 0.19      0.33        0.50           0.40
Net realized and unrealized gains (losses)           (0.15)     0.15        0.07             --
   Total Income from Investment Operations            0.04      0.48        0.57           0.40
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                        (0.20)    (0.37)      (0.53)         (0.39)
   From net realized gains                              --        --       (0.13)            --
      Total Distributions Paid                       (0.20)    (0.37)      (0.66)         (0.39)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $ 9.87   $ 10.03     $  9.92        $ 10.01
-------------------------------------------------------------------------------------------------
Total Return /(1)/                                    0.33%     4.76%       6.04%          4.05%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period             $    1   $     1     $     1        $    --
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements        0.60%     0.60%       0.60%          0.60%
   Expenses, before waivers and reimbursements        0.84%     0.83%       0.92%          1.05%
   Net investment income, net of waivers and
      reimbursements                                  3.56%     3.03%       4.89%          5.67%
   Net investment income, before waivers and
      reimbursements                                  3.32%     2.80%       4.57%          5.22%
Portfolio Turnover Rate                              71.77%   380.92%     257.35%        197.85%
-------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.
/(4)/ Financial highlights for the year ended were calculated using the average shares outstanding method.
/(5)/ For the period March 29, 2001 (commencement of operations) through
     November 30, 2001.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                 CLASS D
CORE BOND PORTFOLIO                                           -----------------------------------------------
Selected per share data                                        2004      2003    2002 /(3)(4)/   2001 /(5)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $10.06   $  9.93       $ 10.01        $ 10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                           0.19      0.33          0.50           0.40
Net realized and unrealized gains (losses)                     (0.15)     0.14          0.08             --
   Total Income from Investment Operations                      0.04      0.47          0.58           0.40
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                                  (0.19)    (0.34)        (0.53)         (0.39)
   From net realized gains                                        --        --         (0.13)            --
      Total Distributions Paid                                 (0.19)    (0.34)        (0.66)         (0.39)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $ 9.91   $ 10.06       $  9.93        $ 10.01
-------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                              0.26%     4.80%         6.07%          4.05%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                       $    1   $     1       $     1        $    --
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                  0.75%     0.75%         0.75%          0.75%
   Expenses, before waivers and reimbursements                  0.99%     0.98%         1.07%          1.20%
   Net investment income, net of waivers and reimbursements     3.41%     2.88%         4.74%          5.52%
   Net investment income, before waivers and reimbursements     3.17%     2.65%         4.42%          5.07%
Portfolio Turnover Rate                                        71.77%   380.92%       257.35%        197.85%
-------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.
/(4)/ Financial highlights for the year ended were calculated using the average shares outstanding method.
/(5)/ For the period March 29, 2001 (commencement of operations) through
     November 30, 2001.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                      CLASS A
U.S. TREASURY INDEX PORTFOLIO                                 -----------------------------------------------------------
Selected per share data                                         2004      2003      2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $ 21.61   $ 21.99   $ 21.90   $ 21.06   $ 20.25   $ 21.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                            0.38      0.77      0.94      1.11      1.19      1.09
Net realized and unrealized gains (losses)                      (0.33)     0.06      0.63      0.85      0.83     (1.54)
   Total Income (Loss) from Investment Operations                0.05      0.83      1.57      1.96      2.02     (0.45)
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                                   (0.38)    (0.77)    (0.93)    (1.12)    (1.21)    (1.07)
   From net realized gains                                      (0.27)    (0.44)    (0.55)       --        --        --
      Total Distributions Paid                                  (0.65)    (1.21)    (1.48)    (1.12)    (1.21)    (1.07)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                $ 21.01   $ 21.61   $ 21.99   $ 21.90   $ 21.06   $ 20.25
-------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                               0.19%     3.78%     7.62%     9.55%    10.31%    (2.10)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                       $44,011   $63,061   $49,429   $44,323   $34,979   $22,033
Ratio to average net assets of: /(2)/

   Expenses, net of waivers and reimbursements                   0.26%     0.26%     0.26%     0.26%     0.26%     0.26%
   Expenses, before waivers and reimbursements                   0.56%     0.50%     0.56%     0.75%     0.84%     0.77%
   Net investment income, net of waivers and reimbursements      3.43%     3.53%     4.36%     5.23%     5.86%     5.24%
   Net investment income, before waivers and reimbursements      3.13%     3.29%     4.06%     4.74%     5.28%     4.73%
Portfolio Turnover Rate                                         30.71%    65.88%    89.88%   102.56%   110.97%    84.77%
-------------------------------------------------------------------------------------------------------------------------

                                                                                         CLASS C
                                                              -------------------------------------------------------------
Selected per share data                                         2004      2003      2002      2001    2000 /(3)/    1999
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $21.60    $21.98    $21.89   $ 21.09    $ 20.25     $21.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                            0.35      0.71      0.89      1.09       1.21       0.96
Net realized and unrealized gains (losses)                      (0.33)     0.06      0.64      0.79       0.79      (1.50)
   Total Income (Loss) from Investment Operations                0.02      0.77      1.53      1.88       2.00      (0.54)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
   From net investment income                                   (0.35)    (0.71)    (0.89)    (1.08)     (1.16)     (1.02)
   From net realized gains                                      (0.27)    (0.44)    (0.55)       --         --         --
      Total Distributions Paid                                  (0.62)    (1.15)    (1.44)    (1.08)     (1.16)     (1.02)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $21.00    $21.60    $21.98   $ 21.89    $ 21.09     $20.25
---------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                               0.02%     3.58%     7.38%     9.12%     10.21%     (2.49)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                        $1,665    $1,938    $2,947   $ 1,047    $   341     $  194
Ratio to average net assets of: /(2)/

   Expenses, net of waivers and reimbursements                   0.50%     0.50%     0.50%     0.50%      0.50%      0.50%
   Expenses, before waivers and reimbursements                   0.80%     0.74%     0.80%     0.99%      1.08%      1.01%
   Net investment income, net of waivers and reimbursements      3.19%     3.29%     4.12%     4.99%      5.62%      5.00%
   Net investment income, before waivers and reimbursements      2.89%     3.05%     3.82%     4.50%      5.04%      4.49%
Portfolio Turnover Rate                                         30.71%    65.88%    89.88%   102.56%    110.97%     84.77%
---------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the year ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                    CLASS D
                                                    -----------------------------------------------------------------------
U.S. TREASURY INDEX PORTFOLIO
Selected per share data                             2004 /(3)/   2003 /(3)/    2002    2001 /(3)/   2000 /(3)/   1999 /(3)/
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $21.59       $21.97     $21.88    $ 21.04      $ 20.22       $21.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                   0.33         0.68       0.71       1.00         1.12         1.05
Net realized and unrealized gains (losses)             (0.33)        0.07       0.78       0.88         0.83        (1.59)
   Total Income (Loss) from Investment Operations         --         0.75       1.49       1.88         1.95        (0.54)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                          (0.34)       (0.69)     (0.85)     (1.04)       (1.13)       (0.98)
   From net realized gains                             (0.27)       (0.44)     (0.55)        --           --           --
      Total Distributions Paid                         (0.61)       (1.13)     (1.40)     (1.04)       (1.13)       (0.98)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $20.98       $21.59     $21.97    $ 21.88      $ 21.04       $20.22
---------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                      0.00%        3.42%      7.22%      9.12%        9.97%       (2.50)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period               $2,787       $2,121     $  531    $   229      $   117       $  177
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements          0.65%        0.65%      0.65%      0.65%        0.65%        0.65%
   Expenses, before waivers and reimbursements          0.95%        0.89%      0.95%      1.14%        1.23%        1.16%
   Net investment income, net of waivers and
      reimbursements                                    3.04%        3.14%      3.97%      4.84%        5.47%        4.85%
   Net investment income, before waivers and
      reimbursements                                    2.74%        2.90%      3.67%      4.35%        4.89%        4.34%
Portfolio Turnover Rate                                30.71%       65.88%     89.88%    102.56%      110.97%       84.77%
---------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the years ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                 CLASS A
                                                    ------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO
Selected per share data                               2004     2003     2002 /(3)/    2001         2000         1999
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $ 20.53   $ 20.15     $ 19.83    $ 18.99   $ 18.98        $ 20.15

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                  0.35      0.68        0.80       1.05      1.26           1.10
Net realized and unrealized gains (losses)            (0.26)     0.39        0.33       0.85      0.01          (1.05)
   Total Income from Investment Operations             0.09      1.07        1.13       1.90      1.27           0.05
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                         (0.35)    (0.69)      (0.81)     (1.06)    (1.26)         (1.10)
   From net realized gains                               --        --          --         --        --          (0.12)
      Total Distributions Paid                        (0.35)    (0.69)      (0.81)     (1.06)    (1.26)         (1.22)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $ 20.27   $ 20.53     $ 20.15    $ 19.83   $ 18.99        $ 18.98
----------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                     0.43%     5.40%       5.80%     10.27%     7.00%          0.25%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period             $43,486   $45,728     $45,186    $44,372   $28,950        $49,414
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements         0.36%     0.36%       0.36%      0.36%     0.37%/(4)/     0.36%
   Expenses, before waivers and reimbursements         0.69%     0.67%       0.72%      0.98%     0.94%          0.80%
   Net investment income, net of waivers and
      reimbursements                                   3.38%     3.21%       4.05%      5.49%     6.37%          5.65%
   Net investment income, before waivers and
      reimbursements                                   3.05%     2.90%       3.69%      4.87%     5.80%          5.21%
Portfolio Turnover Rate                               67.67%   336.00%     250.64%    254.48%    60.37%        193.44%
----------------------------------------------------------------------------------------------------------------------

                                                                                 CLASS D
                                                    ----------------------------------------------------------------
Selected per share data                              2004     2003     2002 /(3)/     2001      2000          1999
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                $20.52   $ 20.13    $ 19.82     $ 18.96   $18.95        $ 20.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                 0.32      0.60       0.73        1.01     1.11           1.06
Net realized and unrealized gains (losses)           (0.27)     0.40       0.32        0.84     0.09          (1.10)
   Total Income (Loss) from Investment Operations     0.05      1.00       1.05        1.85     1.20          (0.04)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                        (0.31)    (0.61)     (0.74)      (0.99)   (1.19)         (1.02)
   From net realized gains                              --        --         --          --       --          (0.12)
      Total Distributions Paid                       (0.31)    (0.61)     (0.74)      (0.99)   (1.19)         (1.14)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                      $20.26   $ 20.52    $ 20.13     $ 19.82   $18.96        $ 18.95
--------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                    0.22%     4.95%      5.41%       9.98%    6.62%         (0.21)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period             $  106   $    96    $    68     $    27   $   27        $    26
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements        0.75%     0.75%      0.75%       0.75%    0.76%/(4)/     0.75%
   Expenses, before waivers and reimbursements        1.08%     1.06%      1.11%       1.37%    1.33%          1.19%
   Net investment income, net of waivers and
      reimbursements                                  2.99%     2.82%      3.66%       5.19%    5.98%          5.26%
   Net investment income, before waivers and
      reimbursements                                  2.66%     2.51%      3.30%       4.57%    5.41%          4.82%
Portfolio Turnover Rate                              67.67%   336.00%    250.64%     254.48%   60.37%        193.44%
--------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.
/(4)/ Expense ratios, net of waivers and reimbursements, for the year would have been 0.36% and 0.75% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                 CLASS A
SHORT-INTERMEDIATE BOND PORTFOLIO                -----------------------------------------------------------------------
Selected per share data                          2004 /(3)/     2003     2002 /(3)(4)/     2001       2000       1999
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $  18.82    $  18.62     $  18.67      $  18.28   $  18.50   $  20.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                 0.26        0.52         0.79          1.07       1.36       1.79
Net realized and unrealized gains (losses)           (0.14)       0.23        (0.07)         0.46      (0.13)     (1.36)
   Total Income from Investment Operations            0.12        0.75         0.72          1.53       1.23       0.43
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                        (0.26)      (0.55)       (0.77)        (1.14)     (1.45)     (1.69)
   From net realized gains                              --          --           --            --         --      (0.27)
      Total Distributions Paid                       (0.26)      (0.55)       (0.77)        (1.14)     (1.45)     (1.96)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $  18.68    $  18.82     $  18.62      $  18.67   $  18.28   $  18.50
------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                    0.61%       4.01%        3.97%         8.59%      7.01%      2.25%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $163,918    $165,595     $192,710      $272,003   $248,054   $184,382
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements        0.36%       0.36%        0.36%         0.36%      0.36%      0.36%
   Expenses, before waivers and reimbursements        0.56%       0.55%        0.62%         0.75%      0.77%      0.76%
   Net investment income, net of waivers and
      reimbursements                                  2.78%       2.75%        4.26%         5.77%      7.56%      9.35%
   Net investment income, before waivers and
      reimbursements                                  2.58%       2.56%        4.00%         5.38%      7.15%      8.95%
Portfolio Turnover Rate                             102.36%     257.17%      184.27%       107.31%     48.97%     88.29%
------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS D
                                                 ---------------------------------------------------------------------------
Selected per share data                          2004 /(3)/     2003     2002 /(3)(4)/   2001 /(3)/   2000 /(3)/   1999 /(3)/
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 18.76     $ 18.57       $ 18.62       $ 18.24      $18.45       $19.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                0.22        0.45          0.67          0.48        1.31         1.79
Net realized and unrealized gains (losses)          (0.13)       0.22         (0.02)         0.98       (0.16)       (1.43)
   Total Income from Investment Operations           0.09        0.67          0.65          1.46        1.15         0.36
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                       (0.23)      (0.48)        (0.70)        (1.08)      (1.36)       (1.61)
   From net realized gains                             --          --            --            --          --        (0.27)
      Total Distributions Paid                      (0.23)      (0.48)        (0.70)        (1.08)      (1.36)       (1.88)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 18.62     $ 18.76       $ 18.57       $ 18.62      $18.24       $18.45
----------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                   0.45%       3.61%         3.59%         8.16%       6.59%        1.84%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $   304     $    59       $    65       $    38      $   30       $  121
Ratio to average net assets of: /(2)/

   Expenses, net of waivers and reimbursements       0.75%       0.75%         0.75%         0.75%       0.75%        0.75%
   Expenses, before waivers and reimbursements       0.95%       0.94%         1.01%         1.14%       1.16%        1.15%
   Net investment income, net of waivers and
      reimbursements                                 2.39%       2.36%         3.87%         5.38%       7.17%        8.96%
   Net investment income, before waivers and
      reimbursements                                 2.19%       2.17%         3.61%         4.99%       6.76%        8.56%
Portfolio Turnover Rate                            102.36%     257.17%       184.27%       107.31%      48.97%       88.29%
----------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the years ended were calculated using the average shares outstanding method.
/(4)/ As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                          CLASS A
U.S. GOVERNMENT SECURITIES PORTFOLIO                          ------------------------------------------------------------------
Selected per share data                                       2004 /(3)/     2003     2002 /(4)/     2001       2000      1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $  20.24    $  20.60    $  20.55    $  19.67   $ 19.48   $ 20.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                              0.22        0.48        0.75        0.97      1.14      0.99
Net realized and unrealized gains (losses)                        (0.17)       0.10        0.43        0.95      0.18     (0.51)
   Total Income from Investment Operations                         0.05        0.58        1.18        1.92      1.32      0.48
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                                     (0.24)      (0.55)      (0.80)      (1.04)    (1.13)    (0.98)
   From net realized gains                                        (0.30)      (0.39)      (0.33)         --        --     (0.29)
      Total Distributions Paid                                    (0.54)      (0.94)      (1.13)      (1.04)    (1.13)    (1.27)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $  19.75    $  20.24    $  20.60    $  20.55   $ 19.67   $ 19.48
--------------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                                 0.25%       2.92%       5.94%      10.03%     7.03%     2.43%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                        $117,699    $121,523    $113,071    $105,605   $90,182   $87,699
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                     0.36%       0.36%       0.36%       0.36%     0.36%     0.36%
   Expenses, before waivers and reimbursements                     0.58%       0.56%       0.62%       0.81%     0.81%     0.77%
   Net investment income, net of waivers and reimbursements        2.24%       2.34%       3.68%       5.16%     5.87%     5.14%
   Net investment income, before waivers and reimbursements        2.02%       2.14%       3.42%       4.71%     5.42%     4.73%
Portfolio Turnover Rate                                          130.05%     250.94%     246.91%     171.29%   139.01%    50.70%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                          CLASS D
                                                              ---------------------------------------------------------------
Selected per share data                                       2004 /(3)/     2003    2002 /(4)/     2001      2000      1999
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $ 20.17     $ 20.53     $ 20.49    $ 19.62   $ 19.43   $20.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                             0.19        0.40        0.66       0.96      1.08     0.93
Net realized and unrealized gains (losses)                       (0.18)       0.11        0.43       0.88      0.17    (0.53)
   Total Income from Investment Operations                        0.01        0.51        1.09       1.84      1.25     0.40
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                                    (0.20)      (0.48)      (0.72)     (0.97)    (1.06)   (0.90)
   From net realized gains                                       (0.30)      (0.39)      (0.33)     --        --       (0.29)
      Total Distributions Paid                                   (0.50)      (0.87)      (1.05)     (0.97)    (1.06)   (1.19)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $ 19.68     $ 20.17     $ 20.53    $ 20.49   $ 19.62   $19.43
-----------------------------------------------------------------------------------------------------------------------------
Total Return /(1)/                                                0.09%       2.48%       5.50%      9.59%     6.65%    1.95%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                        $   656     $ 1,646     $ 1,502    $   958   $   876   $  810
Ratio to average net assets of: /(2)/
   Expenses, net of waivers and reimbursements                    0.75%       0.75%       0.75%      0.75%     0.75%    0.75%
   Expenses, before waivers and reimbursements                    0.97%       0.95%       1.01%      1.20%     1.20%    1.16%
   Net investment income, net of waivers and reimbursements       1.85%       1.95%       3.29%      4.77%     5.48%    4.75%
   Net investment income, before waivers and reimbursements       1.63%       1.75%       3.03%      4.32%     5.03%    4.34%
Portfolio Turnover Rate                                         130.05%     250.94%     246.91%    171.29%   139.01%   50.70%
-----------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the period ended were calculated using the average shares outstanding method.
/(4)/ As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL BOND PORTFOLIO

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                          (000S) /(1)/    (000S)
--------------------------------------------------------------------------------
DEBT OBLIGATIONS - 96.0%
--------------------------------------------------------------------------------
British Pound Sterling - 7.5%
   Treasury of Great Britain,
      7.50%, 12/7/06                                             250     $   484
      7.25%, 12/7/07                                             200         392
--------------------------------------------------------------------------------
                                                                             876
--------------------------------------------------------------------------------
Danish Kroner - 4.8%
   Kingdom of Denmark,
      8.00%, 3/15/06                                           3,100         556
--------------------------------------------------------------------------------
Euro - 56.9%
   Austria Government Bond,
      5.88%, 7/15/06                                              85         110
      5.00%, 1/15/08                                             350         453
   Deutsche Bundesrepublik,
      5.38%, 1/4/10                                              500         660
      6.50%, 7/4/27                                              440         652
   European Investment Bank,
      3.50%, 10/15/05                                            200         248
   Finnish Government,
      2.75%, 7/4/06                                              225         275
      5.00%, 4/25/09                                             210         272
   Government of France O.A.T.,
      4.75%, 10/25/12                                            450         571
   Irish Government Bond,
      5.00%, 4/18/13                                             409         525
   Italy Buoni Poliennali Del Tesoro,
      2.75%, 1/15/07                                             100         121
      3.50%, 1/15/08                                             300         369
   Kingdom of Belgium,
      5.75%, 9/28/10                                             400         538
   Kreditanstalt Wiederaufbau,
      3.50%, 11/15/05                                            200         247
   Netherlands Government Bond,
      5.50%, 1/15/28                                             400         522
   Portugal Obrigacoes do Tesouro OT,
      4.88%, 8/17/07                                             400         514
   Spain Government Bond,
      3.20%, 1/31/06                                              25          31
      4.25%, 10/31/07                                            100         126
      5.15%, 7/30/09                                             300         392
--------------------------------------------------------------------------------
                                                                           6,626
--------------------------------------------------------------------------------
Japanese Yen - 22.3%
   Japan Government Ten Year Bonds,
      2.40%, 6/20/07                                          58,000     $   558
      1.50%, 3/20/12                                         100,000         922
   Japan Government Twenty Year Bonds,
      1.90%, 3/22/21                                          60,000         543
   Japan Government Two Year Bond,
      0.10%, 10/20/05                                         63,000         570
--------------------------------------------------------------------------------
                                                                           2,593
--------------------------------------------------------------------------------
Swedish Krona - 4.5%
   Kingdom of Sweden,
      5.00%, 1/28/09                                           1,200         169
      9.00%, 4/20/09                                           2,200         358
--------------------------------------------------------------------------------
                                                                             527
--------------------------------------------------------------------------------
Total Debt Obligations
--------------------------------------------------------------------------------
(Cost $9,964)                                                             11,178

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.9%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                             $222         222
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $222)                                                                  222

--------------------------------------------------------------------------------
Total Investments - 97.9%
--------------------------------------------------------------------------------
(Cost $10,186)                                                            11,400
   Other Assets less Liabilities - 2.1%                                      243
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                      $11,643

/(1)/ Principal amounts are stated in local currencies.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 18 NORTHERN INSTITUIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

At May 31, 2004, the International Bond Portfolio's investments were diversified as follows:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                       PERCENTAGE
--------------------------------------------------------------------------------
Governments                                                             93.8%
Supranational Agencies and Corporate                                     4.3
Cash                                                                     1.9
--------------------------------------------------------------------------------

Total                                                                  100.0%

At May 31, 2004, the International Bond Portfolio had outstanding forward foreign currency exchange contracts as follows:

---------------------------------------------------------------------------
              AMOUNT         IN         AMOUNT
 CONTRACTS    (LOCAL      EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER   CURRENCY)      FOR        CURRENCY)   SETTLEMENT   GAIN/(LOSS)
 CURRENCY     (000S)      CURRENCY       (000S)       DATE        (000S)
---------------------------------------------------------------------------
Canadian
Dollar            447    U.S. Dollar       320       7/16/04       $  8
Japanese
Yen           231,034    U.S. Dollar     2,018       7/16/04         76
U.S.                     British
Dollar             31    Pound              18       7/16/04         (2)
U.S.                     Danish
Dollar            356    Kroner          2,246       7/16/04        (13)
U.S.
Dollar            891    Euro              756       7/16/04        (31)
U.S.                     Swedish
Dollar            352    Krona           2,740       7/16/04        (15)
---------------------------------------------------------------------------

Total                                                              $ 23

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BOND PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
PREFERRED STOCKS - 1.6%
--------------------------------------------------------------------------------
Agency - 1.6%
   Home Ownership Funding Corp. /(1)/                            13,000   $6,076
--------------------------------------------------------------------------------
REITS - 0.0%
   ISTAR Financial, Inc.                                          9,000      211
--------------------------------------------------------------------------------
Total Preferred Stocks
--------------------------------------------------------------------------------
(Cost $13,225)                                                             6,287

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.1%
--------------------------------------------------------------------------------
Machinery - Diversified - 0.0%
   Cummins Capital Trust I, 7.00%                                 2,000      140
--------------------------------------------------------------------------------
Oil & Gas - 0.1%
   Amerada Hess Corp., 7.00%                                      3,000      198
--------------------------------------------------------------------------------
Total Convertible Preferred Stocks
--------------------------------------------------------------------------------
(Cost $273)                                                                  338

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 12.7%
--------------------------------------------------------------------------------
Automobile - 2.2%
   BMW Vehicle Owner Trust, Series 2003-A, Class A4,
      2.53%, 2/25/08                                           $1,500      1,488
   Capital Auto Receivables Asset Trust, Series 2003-1,
      Class A3A,
      2.75%, 4/16/07                                            2,100      2,102
   Isuzu Auto Owner Trust, Series 2001-1, Class A4,
      5.31%, 1/22/07                                               64         65
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                           1,615      1,594
   Triad Auto Receivables Owner Trust, Series 2003-B,
      Class A3,
      2.48%, 3/12/08                                            1,610      1,603
   WFS Financial Owner Trust, Series 2004-2, Class A4,
      3.54%, 11/21/11                                           1,700      1,687
--------------------------------------------------------------------------------
                                                                           8,539
--------------------------------------------------------------------------------
Commercial Mortgage Services - 5.7%
   Chase Manhattan Bank-First Union National Bank,
      Series 1999-1, Class A2,
      7.44%, 8/15/31                                            4,000      4,521
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                            2,105      2,241
   DLJ Commercial Mortgage Corp., Series 1998-CF2,
      Class A1B,
      6.24%, 11/12/31                                          $  800    $   860
   First Union-Lehman Brothers-Bank of America,
      Series 1998-C2, Class A2,
      6.56%, 11/18/35                                           2,170      2,353
   JP Morgan Chase Commercial Mortgage Securities
      Corp., Series 2003-C1, Class A1,
      4.28%, 1/12/37                                            2,246      2,223
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP1, Class A4,
      6.66%, 2/15/33                                            2,675      2,938
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                            2,290      2,479
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C5, Class A2,
      3.99%, 6/15/35                                            2,620      2,398
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                            2,095      2,075
--------------------------------------------------------------------------------
                                                                          22,088
--------------------------------------------------------------------------------
Credit Card - 1.1%
   Bank One Issuance Trust, Series 2003-A9, Class A9,
      3.86%, 6/15/11                                            1,520      1,507
   Citibank Credit Card Issuance Trust, Series 2003-A8,
      Class A8,
      3.50%, 8/16/10                                            1,290      1,264
   Fleet Credit Card Master Trust II, Series 2002-C,
      Class A,
      2.75%, 4/15/08                                            1,410      1,416
--------------------------------------------------------------------------------
                                                                           4,187
--------------------------------------------------------------------------------
Home Equity - 0.7%
   Advanta Mortgage Loan Trust, Series 2000-1,
      Class A4,
      8.61%, 3/25/28                                              374        388
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                            1,300      1,292
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                            1,130      1,127
--------------------------------------------------------------------------------
                                                                           2,807
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 12.7% - CONTINUED
--------------------------------------------------------------------------------
Other - 1.0%
   Residential Asset Mortgage Product,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                           $2,000    $ 1,987
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                            1,800      1,800
--------------------------------------------------------------------------------
                                                                           3,787
--------------------------------------------------------------------------------
Whole Loan - 2.0%
   PNC Mortgage Securities Corp., Collateral Strip
      Rate, Series 1996-PR1, Class A,
      0.00%, 4/28/27                                              172        166
   Residential Accredit Loans, Inc., Series 2001-QS18,
      Class A1,
      6.50%, 12/25/31                                           2,796      2,893
   Washington Mutual, Series 2003-AR7, Class A5,
      3.07%, 8/25/33                                            3,320      3,236
   Washington Mutual, Series 2004-AR4, Class A6,
      3.81%, 6/25/34                                            1,650      1,594
--------------------------------------------------------------------------------
                                                                           7,889
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $50,116)                                                            49,297

--------------------------------------------------------------------------------
CORPORATE BONDS - 37.4%
--------------------------------------------------------------------------------
Advertising - 0.2%
   Advanstar Communications, Inc.,
      12.00%, 2/15/11                                             150        158
   Donnelley (R.H.) Finance Corp. I, /(1)/
      10.88%, 12/15/12                                            500        585
--------------------------------------------------------------------------------
                                                                             743
--------------------------------------------------------------------------------
Agriculture - 0.6%
   Bunge Ltd. Finance Corp.,
      5.88%, 5/15/13                                            1,220      1,224
   Gold Kist, Inc., /(1)/
      10.25%, 3/15/14                                             300        314
   Hines Nurseries, Inc., +
      10.25%, 10/1/11                                             500        532
   Seminis Vegetable Seeds, /(1)/
      10.25%, 10/1/13                                             250        271
--------------------------------------------------------------------------------
                                                                           2,341
--------------------------------------------------------------------------------
Apparel - 0.1%
   Levi Strauss & Co., +
      12.25%, 12/15/12                                            200        183
   Phillips Van-Heusen, /(1)/
      7.25%, 2/15/11                                           $  355    $   351
--------------------------------------------------------------------------------
                                                                             534
--------------------------------------------------------------------------------
Auto Manufacturers - 1.0%
   DaimlerChrysler NA Holding Corp.,
      7.25%, 1/18/06                                              458        487
      4.05%, 6/4/08                                               530        515
      8.50%, 1/18/31 +                                          1,470      1,657
   Ford Motor Co., +
      7.45%, 7/16/31                                            1,045        991
   Navistar International Corp.,
      7.50%, 6/15/11                                               90         90
--------------------------------------------------------------------------------
                                                                           3,740
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
   Dana Corp., +
      6.50%, 3/1/09                                               280        285
   Delco Remy International, Inc., /(1)/ +
      9.38%, 4/15/12                                              125        121
   Tenneco, Inc.,
      11.63%, 10/15/09                                            220        238
--------------------------------------------------------------------------------
                                                                             644
--------------------------------------------------------------------------------
Banks - 1.5%
   Bank of America Corp., +
      4.75%, 8/15/13                                              820        778
   FleetBoston Financial Corp.,
      3.85%, 2/15/08                                              930        927
   JP Morgan Chase & Co.,
      5.75%, 1/2/13                                               985        998
   Marshall & Ilsley Corp., +
      5.75%, 9/1/06                                               984      1,039
   Wachovia Corp.
      3.50%, 8/15/08                                            1,215      1,184
   Wells Fargo & Co., +
      7.25%, 8/24/05                                            1,000      1,059
--------------------------------------------------------------------------------
                                                                           5,985
--------------------------------------------------------------------------------
Beverages - 0.5%
   Bottling Group LLC,
      4.63%, 11/15/12                                           1,100      1,064
   Grand Metropolitan Investment Corp.,
      Puttable 4/15/05 @ Par, /(1)/ +
      7.45%, 4/15/35                                              820        956
--------------------------------------------------------------------------------
                                                                           2,020
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 37.4% - CONTINUED
--------------------------------------------------------------------------------
Building Materials - 0.2%
   Associated Materials, Inc.,
      9.75%, 4/15/12                                            $  300    $  330
   Ply Gem Industries, Inc., /(1)/+
      9.00%, 2/15/12                                               250       254
--------------------------------------------------------------------------------
                                                                             584
--------------------------------------------------------------------------------
Chemicals - 0.6%
   Huntsman International Holdings LLC,
      0.00%, 12/31/09                                              175        86
   ISP Chemco, Inc., +
      10.25%, 7/1/11                                               500       555
   Lyondell Chemical Co., +
      9.63%, 5/1/07                                                360       376
   Nalco Co., /(1)/+
      8.88%, 11/15/13                                              340       355
   PolyOne Corp., +
      10.63%, 5/15/10                                              425       431
   Resolution Performance Products, Inc., +
      13.50%, 11/15/10                                             460       403
--------------------------------------------------------------------------------
                                                                           2,206
--------------------------------------------------------------------------------
Commercial Services - 0.5%
   Coinmach Corp.,
      9.00%, 2/1/10                                                650       689
   Corrections Corp. of America,
      9.88%, 5/1/09                                                375       415
   Deluxe Corp.,
      5.00%, 12/15/12                                              605       584
   Dollar Financial Group, Inc.,
      9.75%, 11/15/11                                              100       102
   Williams Scotsman, Inc., +
      9.88%, 6/1/07                                                275       268
--------------------------------------------------------------------------------
                                                                           2,058
--------------------------------------------------------------------------------
Computers - 0.2%
   IBM Corp.,
      4.75%, 11/29/12                                              100        97
      5.88%, 11/29/32 +                                            700       671
   Stratus Technologies, Inc., /(1)/+
      10.38%, 12/1/08                                              145       142
--------------------------------------------------------------------------------
                                                                             910
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.1%
   Elizabeth Arden, Inc., /(1)/+
      7.75%, 1/15/14                                               300       298
--------------------------------------------------------------------------------
Diversified Financial Services - 9.4%
   Alamosa Delaware, Inc.,
      11.00%, 7/31/10                                           $  175    $  192
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                             1,760     1,763
   Associates Corp. NA,
      6.25%, 11/1/08                                             1,090     1,182
   Boeing Capital Corp.,
      5.75%, 2/15/07 +                                             925       977
      5.80%, 1/15/13 +                                             625       636
   Capital One Bank,
      4.88%, 5/15/08                                               685       695
   Chase Manhattan Corp.,
      7.13%, 2/1/07                                                230       251
   CIT Group, Inc.,
      5.00%, 2/13/14                                               625       587
   Citigroup, Inc.,
      5.75%, 5/10/06                                             1,250     1,318
      5.63%, 8/27/12                                             1,180     1,207
   Couche-Tard,
      7.50%, 12/15/13                                              400       402
   Countrywide Home Loans, Inc.,
      4.25%, 12/19/07                                              400       404
      3.25%, 5/21/08 +                                             220       211
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                               345       353
      5.50%, 8/15/13                                               415       412
   Ford Motor Credit Co., +
      5.80%, 1/12/09                                             4,835     4,853
   General Electric Capital Corp.,
      3.50%, 5/1/08 +                                            1,250     1,228
      6.75%, 3/15/32 +                                             925       986
   General Motors Acceptance Corp.,
      6.88%, 9/15/11                                             3,895     3,968
      8.00%, 11/1/31                                               970       981
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11                                             1,790     1,961
      5.25%, 4/1/13                                                410       399
   Household Finance Corp.,
      4.63%, 1/15/08                                               700       713
      6.38%, 11/27/12                                              935       990
      4.75%, 7/15/13 +                                           1,375     1,292

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 37.4% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 9.4% - (continued)
   International Lease Finance Corp.,
      2.95%, 5/23/06                                         $  435     $   433
      3.75%, 8/1/07                                             480         478
   IOS Capital LLC,
      7.25%, 6/30/08                                             24          25
   iPCS Escrow Co., /(1)/
      11.50%, 5/1/12                                             20          20
   Lehman Brothers Holdings, Inc.,
      6.63%, 2/5/06                                             625         664
      6.25%, 5/15/06                                          1,025       1,087
   Morgan Stanley Dean Witter & Co.,
      6.10%, 4/15/06                                            950       1,005
      3.63%, 4/1/08                                           1,160       1,145
      4.75%, 4/1/14                                           1,125       1,034
   National Rural Utilities Cooperative Finance Corp.,
      3.00%, 2/15/06                                            330         331
      6.00%, 5/15/06                                            984       1,040
   SLM Corp.,
      3.63%, 3/17/08                                            525         520
   Textron Financial Corp.,
      2.75%, 6/1/06                                             415         413
      5.88%, 6/1/07                                             350         374
   UGS Corp., /(1)/+
      10.00%, 6/1/12                                             90          95
-------------------------------------------------------------------------------
                                                                         36,625
-------------------------------------------------------------------------------
   Electric - 2.7%
   AES Corp., +
      9.50%, 6/1/09                                             425         442
   Alabama Power Co., +
      5.70%, 2/15/33                                            745         692
   Appalachian Power Co.,
      3.60%, 5/15/08                                            520         506
   Aquila, Inc., +
      14.88%, 7/1/12                                            155         198
   Calpine Corp., /(1)/
      8.50%, 7/15/10                                            375         313
   Calpine Generating Co. LLC, /(1)/
      7.00%, 4/1/10 +                                            50          48
      11.50%, 4/1/11                                             40          34
   CMS Energy Corp.,
      9.88%, 10/15/07                                           225         244
      8.50%, 4/15/11 +                                          200         204
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                          $  710     $   713
   Commonwealth Edison Co.,
      4.70%, 4/15/15                                            500         471
   Consolidated Edison Co. of New York,
      4.88%, 2/1/13                                             605         591
   Duke Energy Corp.,
      3.75%, 3/5/08                                             550         542
   FPL Group Capital, Inc.,
      3.25%, 4/11/06                                            700         704
   MSW Energy Holdings LLC/MSW Energy
      Finance Co, Inc., /(1)/
      7.38%, 9/1/10                                             100          99
   Power Contract Financing LLC, /(1)/
      5.20%, 2/1/06                                             707         715
   Power Receivable Finance LLC, /(1)/+
      6.29%, 1/1/12                                           1,533       1,562
   PSEG Energy Holdings, Senior Notes,
      10.00%, 10/1/09                                           240         271
   PSEG Power LLC,
      6.95%, 6/1/12                                             300         325
   Public Service Electric & Gas,
      4.00%, 11/1/08                                          1,020       1,009
   Sierra Pacific Resources, /(1)/
      8.63%, 3/15/14                                            175         169
   South Carolina Electric & Gas,
      5.80%, 1/15/33                                            155         148
   TECO Energy, Inc.,
      7.20%, 5/1/11                                             350         345
   Wisconsin Electric Power,
      5.63%, 5/15/33                                            200         186
-------------------------------------------------------------------------------
                                                                         10,531
-------------------------------------------------------------------------------
Electrical Components & Equipment - 0.0%
   Superior Essex Communications LLC/Essex
      Group, Inc., /(1)/
      9.00%, 4/15/12                                            125         120
-------------------------------------------------------------------------------
Electronics - 0.1%
   Dresser, Inc., +
      9.38%, 4/15/11                                            100         107
   PerkinElmer, Inc.,
      8.88%, 1/15/13                                            125         138

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 37.4% - CONTINUED
--------------------------------------------------------------------------------
Electronics - 0.1% - (continued)
   Stoneridge, Inc.,
      11.50%, 5/1/12                                           $  275     $  316
--------------------------------------------------------------------------------
                                                                             561
--------------------------------------------------------------------------------
Entertainment - 0.2%
   AMC Entertainment, Inc., /(1)/+
      8.00%, 3/1/14                                               200        192
   Isle of Capri Casinos, /(1)/+
      7.00%, 3/1/14                                               225        210
   Seneca Gaming Corp., /(1)/+
      7.25%, 5/1/12                                               130        129
   Six Flags, Inc., /(1)/+
      9.63%, 6/1/14                                               250        247
--------------------------------------------------------------------------------
                                                                             778
--------------------------------------------------------------------------------
Environmental Control - 0.3%
   Allied Waste North America,
      9.25%, 9/1/12 +                                             200        221
      7.88%, 4/15/13 +                                            150        153
      7.38%, 4/15/14 /(1)/+                                       110        105
   Waste Management, Inc., +
      6.38%, 11/15/12                                             550        580
--------------------------------------------------------------------------------
                                                                           1,059
--------------------------------------------------------------------------------
Food - 2.1%
   Albertson's, Inc., +
      7.50%, 2/15/11                                            1,410      1,582
   Cadbury Schweppes US Finance LLC, /(1)/
      3.88%, 10/1/08                                              975        956
   Del Monte Corp.,
      9.25%, 5/15/11                                              490        526
   Delhaize America, Inc.,
      8.13%, 4/15/11                                              185        201
   Great Atlantic & Pacific Tea Co., Inc., +
      7.75%, 4/15/07                                              210        187
   Kroger Co.,
      6.20%, 6/15/12                                            1,000      1,044
   Pinnacle Foods Holding Corp., /(1)/+
      8.25%, 12/1/13                                              475        469
   Roundy's, Inc.,
      8.88%, 6/15/12                                              500        533
   Safeway, Inc., +
      6.50%, 3/1/11                                             1,130      1,197
   Stater Brothers Holdings,
      10.75%, 8/15/06                                             600        625
   Unilever Capital Corp.,
      5.90%, 11/15/32                                          $  850     $  823
--------------------------------------------------------------------------------
                                                                           8,143
--------------------------------------------------------------------------------
Forest Products & Paper - 0.6%
   Appleton Papers, Inc.,
      12.50%, 12/15/08                                            550        643
   Georgia-Pacific Corp.,
      8.88%, 2/1/10                                               380        423
   International Paper Co.,
      6.75%, 9/1/11                                               960      1,042
   Newark Group, Inc., /(1)/+
      9.75%, 3/15/14                                              150        142
--------------------------------------------------------------------------------
                                                                           2,250
--------------------------------------------------------------------------------
Healthcare - Services - 0.2%
   Pacificare Health Systems,
      10.75%, 6/1/09                                              500        570
   Triad Hospitals, Inc., +
      7.00%, 5/15/12                                              175        176
--------------------------------------------------------------------------------
                                                                             746
--------------------------------------------------------------------------------
Home Builders - 0.6%
   K. Hovnanian Enterprises, /(1)/+
      6.38%, 12/15/14                                             350        315
   KB Home, /(1)/ +
      5.75%, 2/1/14                                             1,700      1,555
   Meritage Corp., /(1)/+
      7.00%, 5/1/14                                                75         72
   WCI Communities, Inc.,
      10.63%, 2/15/11                                             325        356
   William Lyon Homes, Inc.,
      10.75%, 4/1/13                                              140        154
--------------------------------------------------------------------------------
                                                                           2,452
--------------------------------------------------------------------------------
Household Products/Wares - 0.2%
   Avery Dennison Corp.,
      6.00%, 1/15/33                                              450        441
   Prestige Brands, Inc., /(1)/+
      9.25%, 4/15/12                                              180        171
--------------------------------------------------------------------------------
                                                                             612
--------------------------------------------------------------------------------
Insurance - 1.5%
   AIG SunAmerica Global Financing IX, /(1)/
      6.90%, 3/15/32                                            1,020      1,114

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 37.4% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 1.5% - (continued)
   American International Group, Inc.,
      4.25%, 5/15/13                                           $  655     $  604
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09 +                                           1,200      1,143
      5.10%, 4/15/14                                            2,055      1,999
   Protective Life Secured Trust,
      3.70%, 11/24/08                                           1,165      1,143
--------------------------------------------------------------------------------
                                                                           6,003
--------------------------------------------------------------------------------
Iron/Steel - 0.1%
   International Steel Group, Inc., /(1)/+
      6.50%, 4/15/14                                              200        187
--------------------------------------------------------------------------------
Leisure Time - 0.1%
   AMF Bowling Worldwide, /(1)/
      10.00%, 3/1/10                                              225        229
   True Temper Sports, Inc., /(1)/+
      8.38%, 9/15/11                                              275        272
--------------------------------------------------------------------------------
                                                                             501
--------------------------------------------------------------------------------
Lodging - 0.4%
   Aztar Corp., /(1)/
      7.88%, 6/15/14                                              135        135
   Hammons (John Q.) Hotels, Inc.,
      8.88%, 5/15/12                                              500        540
   Mandalay Resort Group, +
      6.50%, 7/31/09                                              275        276
   MGM Mirage, +
      8.38%, 2/1/11                                               360        389
   Premier Ent Biloxi/Finance, /(1)/
      10.75%, 2/1/12                                              200        208
   Starwood Hotels & Resorts Worldwide, Inc., +
      7.88%, 5/1/12                                               100        105
   Station Casinos, Inc.,
      6.88%, 3/1/16                                                90         84
--------------------------------------------------------------------------------
                                                                           1,737
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.1%
   Joy Global, Inc.,
      8.75%, 3/15/12                                              500        550
--------------------------------------------------------------------------------
Machinery - Diversified - 0.2%
   Manitowoc Co., +
      10.50%, 8/1/12                                              625        703
--------------------------------------------------------------------------------
Media - 4.2%
   American Media Operation, Inc., Series B,
      10.25%, 5/1/09                                              500        519
   Cablevision Systems Corp., /(1)/+
      8.00%, 4/15/12                                           $  150     $  148
   Charter Communications Holdings LLC,
      8.63%, 4/1/09                                               115         94
      11.13%, 1/15/11                                              50         43
   Charter Communications Holdings LLC,
      Senior Notes,
      10.75%, 10/1/09                                             350        304
      10.00%, 5/15/11 +                                            50         41
   Charter Communications Operating LLC, /(1)/+
      8.00%, 4/30/12                                              175        171
   Comcast Cable Communications,
      6.38%, 1/30/06 +                                          1,938      2,042
      6.75%, 1/30/11 +                                            650        702
   Comcast Corp., +
      7.05%, 3/15/33                                              505        525
   COX Communications, Inc.,
      7.75%, 8/15/06                                              320        350
      7.13%, 10/1/12 +                                            625        684
   CSC Holdings, Inc. , /(1)/
      6.75%, 4/15/12                                              250        241
   Dex Media East LLC/Dex Media East Finance Co.,
      12.13%, 11/15/12                                            375        435
   DirecTV Holdings LLC,
      8.38%, 3/15/13                                              200        221
   Echostar DBS Corp., /(1)/+
      6.38%, 10/1/11                                              355        347
   Houghton Mifflin Co., +
      9.88%, 2/1/13                                               400        410
   Liberty Group Operating, Inc.,
      9.38%, 2/1/08                                               275        274
   Mediacom Broadband LLC, +
      11.00%, 7/15/13                                             540        571
   News America Holdings, Inc.,
      7.60%, 10/11/15                                             740        845
   News America, Inc., +
      6.63%, 1/9/08                                               300        325
   Reader's Digest Association (The), Inc.,
      6.50%, 3/1/11                                               275        271
   Reed Elsevier Capital, Inc., +
      6.13%, 8/1/06                                               820        879

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 37.4% - CONTINUED
--------------------------------------------------------------------------------
Media - 4.2% - (continued)
   Time Warner, Inc.,
      6.13%, 4/15/06 +                                         $  635    $   669
      6.15%, 5/1/07 +                                             700        743
      6.75%, 4/15/11 +                                            700        755
      6.95%, 1/15/28                                            1,250      1,256
   Univision Communications, Inc.,
      3.50%, 10/15/07                                             565        558
      3.88%, 10/15/08                                             605        590
   Viacom, Inc.,
      5.50%, 5/15/33                                              905        815
   Young Broadcasting, Inc., +
      10.00%, 3/1/11                                              455        469
--------------------------------------------------------------------------------
                                                                          16,297
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.1%
   Autocam Corp., /(1)/
      10.88%, 6/15/14                                             140        138
   Wolverine Tube, Inc.,
      10.50%, 4/1/09                                              250        262
--------------------------------------------------------------------------------
                                                                             400
--------------------------------------------------------------------------------
Mining - 0.2%
   Alcoa, Inc.,
      5.88%, 6/1/06                                               575        607
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 0.2%
   General Electric Co.,
      5.00%, 2/1/13                                               320        314
   Park-Ohio Industries, Inc.,
      9.25%, 12/1/07                                              350        354
   Trinity Industries, Inc., /(1)/
      6.50%, 3/15/14                                              200        189
--------------------------------------------------------------------------------
                                                                             857
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
   Xerox Corp., +
      7.63%, 6/15/13                                              275        271
--------------------------------------------------------------------------------
Oil & Gas - 2.0%
   Anadarko Petroleum Corp.,
      6.13%, 3/15/12                                              480        509
   Chesapeake Energy Corp., /(1)/+
      7.50%, 6/15/14                                               25         26
   ConocoPhillips,
      4.75%, 10/15/12                                             440        428
   Devon Energy Corp.,
      7.95%, 4/15/32                                              635        735
   Devon Financing Corp.,
      6.88%, 9/30/11                                           $  740    $   808
   Giant Industries, Inc.,
      11.00%, 5/15/12                                             250        278
   Magnum Hunter Resources, Inc.,
      9.60%, 3/15/12                                              750        816
   Marathon Oil Corp.,
      6.00%, 7/1/12                                               965      1,009
   Pemex Project Funding Master Trust, +
      7.38%, 12/15/14                                           1,230      1,265
   Swift Energy Co.,
      9.38%, 5/1/12                                               750        806
   Tesoro Petroleum Corp., +
      9.63%, 11/1/08                                              275        298
   Valero Energy Corp.,
      6.88%, 4/15/12                                              450        489
      4.75%, 6/15/13                                              400        374
--------------------------------------------------------------------------------
                                                                           7,841
--------------------------------------------------------------------------------
Oil & Gas Services - 0.2%
   Baker Hughes, Inc.,
      6.88%, 1/15/29                                              665        722
--------------------------------------------------------------------------------
Packaging & Containers - 0.1%
   Owens-Brockway,
      8.88%, 2/15/09                                              125        131
      7.75%, 5/15/11 +                                             75         77
   Solo Cup Co., /(1)/
      8.50%, 2/15/14                                              105        105
--------------------------------------------------------------------------------
                                                                             313
--------------------------------------------------------------------------------
Pharmaceuticals - 0.0%
   Leiner Health Products, Inc., /(1)/+
      11.00%, 6/1/12                                               90         93
--------------------------------------------------------------------------------
Pipelines - 1.1%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                            1,275      1,329
   Duke Capital LLC,
      5.50%, 3/1/14                                             1,485      1,412
   Dynegy Holdings, Inc., /(1)/
      9.88%, 7/15/10 +                                            275        289
      8.75%, 2/15/12 +                                            150        135
   EL Paso Corp., +
      7.88%, 6/15/12                                              600        528

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 37.4% - CONTINUED
--------------------------------------------------------------------------------
Pipelines - 1.1% - (continued)
   Williams Cos, Inc.,
      8.63%, 6/1/10                                            $  350    $   381
--------------------------------------------------------------------------------
                                                                           4,074
--------------------------------------------------------------------------------
Real Estate - 0.1%
   LNR Property Corp.,
      7.25%, 10/15/13                                             500        485
--------------------------------------------------------------------------------
REITS - 0.2%
   Felcor Lodging LP, +
      8.50%, 6/1/11                                               190        194
   Host Marriott LP, +
      7.13%, 11/1/13                                              350        340
   Meristar Hospitality Corp., +
      9.00%, 1/15/08                                              125        126
--------------------------------------------------------------------------------
                                                                             660
--------------------------------------------------------------------------------
Retail - 0.9%
   AmeriGas Partners LP,
      8.88%, 5/20/11                                              500        530
   Carrols Corp.,
      9.50%, 12/1/08                                              375        383
   Ferrellgas Partners LP, /(1)/
      6.75%, 5/1/14                                                40         38
   Finlay Fine Jewelry Corp., /(1)/
      8.38%, 6/1/12                                                50         51
   Friendly Ice Cream Corp., /(1)/+
      8.38%, 6/15/12                                              275        272
   Office Depot, Inc.,
      6.25%, 8/15/13                                              940        967
   Penney (J.C.) Co., Inc.,
      9.00%, 8/1/12                                               210        249
   Petro Stopping Center, /(1)/+
      9.00%, 2/15/12                                              125        123
   Staples, Inc.,
      7.38%, 10/1/12                                              920      1,031
--------------------------------------------------------------------------------
                                                                           3,644
--------------------------------------------------------------------------------
Semiconductors - 0.1%
   AMI Semiconductor, Inc., +
      10.75%, 2/1/13                                              260        302
   Amkor Technology, Inc., +
      7.13%, 3/15/11                                              135        128
--------------------------------------------------------------------------------
                                                                             430
--------------------------------------------------------------------------------
Telecommunications - 2.7%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                            $  225       $248
      7.88%, 3/1/11 +                                             220        250
      8.75%, 3/1/31                                               550        670
   Block Communications, Inc.,
      9.25%, 4/15/09                                              500        519
   Centennial Cellular Communication,
      10.13%, 6/15/13                                             150        153
   Cincinnati Bell, Inc., +
      8.38%, 1/15/14                                              200        179
   Insight Midwest LP, Senior Notes,
      10.50%, 11/1/10                                             300        325
   Nextel Communications, Inc.,
      7.38%, 8/1/15                                               340        343
   Qwest Services Corp., /(1)/
      13.50%, 12/15/10                                            250        288
   Sprint Capital Corp.,
      7.63%, 1/30/11                                              785        872
      8.38%, 3/15/12 +                                            615        709
      8.75%, 3/15/32                                              900      1,060
   Time Warner Telecom, Inc., +
      10.13%, 2/1/11                                              140        126
   U.S. West Communications, Inc.,
      6.88%, 9/15/33                                              325        262
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                            2,075      2,131
   Verizon Wireless Capital LLC,
      5.38%, 12/15/06                                           2,180      2,285
--------------------------------------------------------------------------------
                                                                          10,420
--------------------------------------------------------------------------------
Textiles - 0.1%
   INVISTA, /(1)/
      9.25%, 5/1/12                                               175        173
   Simmons Co., +
      7.88%, 1/15/14                                              275        273
--------------------------------------------------------------------------------
                                                                             446
--------------------------------------------------------------------------------
Transportation - 0.6%
   CSX Corp.,
      6.75%, 3/15/11                                              505        547
   Norfolk Southern Corp.,
      7.35%, 5/15/07                                              605        665
      7.25%, 2/15/31                                              400        436

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BOND PORTFOLIO (continued)

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 37.4% - CONTINUED
--------------------------------------------------------------------------------
Transportation - 0.6% - (continued)
   Overseas Shipholding Group,
      8.25%, 3/15/13                                           $  500   $    536
--------------------------------------------------------------------------------
                                                                           2,184
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $145,701)                                                          145,365

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 4.7%
--------------------------------------------------------------------------------
Banks - 0.1%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                              475        544
--------------------------------------------------------------------------------
Building Materials - 0.1%
   Ainsworth Lumber, /(1)/
      6.75%, 3/15/14                                              325        300
--------------------------------------------------------------------------------
Housewares - 0.0%
   Vitro S.A. de CV, /(1)/
      11.75%, 11/1/13                                             180        165
--------------------------------------------------------------------------------
Iron/Steel - 0.1%
   IPSCO, Inc.,
      8.75%, 6/1/13                                               275        301
--------------------------------------------------------------------------------
Leisure Time - 0.1%
   Bombardier Recreational, /(1)/+
      8.38%, 12/15/13                                             400        380
--------------------------------------------------------------------------------
Mining - 0.4%
   Alcan, Inc.,
      6.13%, 12/15/33                                             595        569
   BHP Billiton Finance USA Ltd., +
      4.80%, 4/15/13                                              635        615
   Vale Overseas Limited,
      8.25%, 1/17/34                                              175        150
--------------------------------------------------------------------------------
                                                                           1,334
--------------------------------------------------------------------------------
Oil & Gas - 0.6%
   Alberta Energy Co. Ltd.,
      7.38%, 11/1/31                                              810        898
   Anadarko Finance Co., +
      7.50%, 5/1/31                                               490        554
   EnCana Corp., +
      4.75%, 10/15/13                                           1,090      1,025
--------------------------------------------------------------------------------
                                                                           2,477
--------------------------------------------------------------------------------
Sovereign - 0.9%
   Mexico Government International Bond,
      6.38%, 1/16/13                                           $2,285   $  2,285
   Poland Government International Bond, +
      5.25%, 1/15/14                                            1,220      1,193
--------------------------------------------------------------------------------
                                                                           3,478
--------------------------------------------------------------------------------
Telecommunications - 2.2%
   British Telecommunications PLC,
      8.38%, 12/15/10                                             275        322
      8.88%, 12/15/30                                             750        929
   Deutsche Telekom International Finance BV,
      8.25%, 6/15/05                                              425        450
      8.75%, 6/15/30                                              600        731
   France Telecom,
      9.00%, 3/1/11                                               705        817
   NTL Cable PLC, /(1)/+
      8.75%, 4/15/14                                              200        205
   Rogers Wireless, Inc., /(1)/
      6.38%, 3/1/14                                               175        164
   Royal KPN N.V.,
      8.00%, 10/1/10                                              925      1,071
   Telecom Italia Capital, /(1)/
      5.25%, 11/15/13                                           1,020        986
   Telefonica Europe BV,
      7.75%, 9/15/10                                            1,050      1,203
   Telefonos de Mexico SA de CV,
      4.50%, 11/19/08                                             770        746
   Vodafone Group PLC, +
      6.25%, 11/30/32                                             860        849
--------------------------------------------------------------------------------
                                                                           8,473
--------------------------------------------------------------------------------
Transportation - 0.2%
   CHC Helicopter Corp., /(1)/
      7.38%, 5/1/14                                               125        122
   General Maritime Corp.,
      10.00%, 3/15/13                                             500        548
   Stena AB, Senior Notes,
      9.63%, 12/1/12                                              200        224
--------------------------------------------------------------------------------
                                                                             894
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $18,813)                                                            18,346

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 39.7% /(2)/
--------------------------------------------------------------------------------
Fannie Mae - 35.9%
      3.75%, 5/17/07 +                                       $ 1,870    $  1,874
      6.00%, 1/18/12                                           2,195       2,234
      6.25%, 5/15/29                                           2,950       3,076
   Interest Only Stripped Security, Series 278, Class 2,
      1.23%, 8/1/25                                               --          84
   Pool #535982,
      7.50%, 5/1/31                                              461         492
   Pool #545437,
      7.00%, 2/1/32                                               49          52
   Pool #545757,
      7.00%, 6/1/32                                            7,914       8,340
   Pool #555750,
      5.00%, 9/1/18                                            5,092       5,097
   Pool #585617,
      7.00%, 5/1/31                                                1           1
   Pool #667012,
      5.50%, 11/1/17                                           7,166       7,324
   Pool #703439,
      5.00%, 6/1/18                                            7,721       7,751
   Pool #713973,
      5.00%, 7/1/33                                            6,890       6,634
   Pool #725012,
      5.00%, 12/1/18                                           3,009       3,012
   Pool #725156,
      6.50%, 12/1/33                                           7,376       7,642
   Pool #740226,
      5.00%, 9/1/33                                            5,908       5,689
   Pool #765123,
      6.00%, 1/1/34                                            6,686       6,801
   Pool #766269,
      6.00%, 3/1/34                                            4,873       4,956
   Pool #770695,
      5.00%, 4/1/34                                            1,399       1,346
   Pool #771194,
      5.50%, 6/25/33                                          28,130      27,875
   Pool #772764,
      5.00%, 4/1/34                                            2,901       2,790
   Pool #775007,
      5.00%, 4/1/34                                            5,943       5,716
   Pool #780957,
      4.50%, 5/1/19                                           16,000      15,648
   Pool TBA, /(3)/
      5.00%, 12/31/49                                        $15,090    $ 15,071
--------------------------------------------------------------------------------
                                                                         139,505
--------------------------------------------------------------------------------
Freddie Mac - 0.9%
      4.75%, 12/8/10 +                                         1,115       1,100
   Pool #C00910,
      7.50%, 1/1/30                                            2,149       2,309
--------------------------------------------------------------------------------
                                                                           3,409
--------------------------------------------------------------------------------
Government National Mortgage Association - 2.9%
   Pool #627123,
      5.50%, 3/15/34                                           3,885       3,865
   Pool TBA, /(3)/
      5.00%, 6/15/34                                           7,885       7,594
--------------------------------------------------------------------------------
                                                                          11,459
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $156,498)                                                          154,373

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 1.7%
--------------------------------------------------------------------------------
U.S. Treasury Bonds - 1.2%
      6.88%, 8/15/25 +                                            35          41
      6.75%, 8/15/26 +                                           190         222
      5.38%, 2/15/31 +                                         4,430       4,447
--------------------------------------------------------------------------------
                                                                           4,710
--------------------------------------------------------------------------------
U.S. Treasury Notes - 0.5%
      1.63%, 2/28/06 +                                           520         513
      2.63%, 11/15/06 +                                        1,220       1,214
      2.63%, 3/15/09 +                                           175         166
      4.25%, 11/15/13 +                                          260         252
--------------------------------------------------------------------------------
                                                                           2,145
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $6,950)                                                              6,855

                                                               NUMBER      VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 10.6%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(4)/                          41,315,840   41,316
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $41,316)                                                            41,316

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
BOND PORTFOLIO (continued)

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 7.0%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                         $27,273    $ 27,273
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $27,273)                                                           27,273
--------------------------------------------------------------------------------
Total Investments - 115.5%
--------------------------------------------------------------------------------
(Cost $460,165)                                                         449,450
--------------------------------------------------------------------------------
   Liabilities less Other Assets - (15.5)%                              (60,474)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $388,976
--------------------------------------------------------------------------------

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the value of these securities amounted to approximately $24,755,000 or 6.4% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ When-Issued Security
/(4)/ Investment relates to cash collateral received from portfolio securities loaned.

+ Security is either wholly or partially on loan.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         -----------------------
                                                         FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
PREFERRED STOCK - 0.8%
--------------------------------------------------------------------------------
Agency - 0.8%
   Home Ownership Funding Corp. /(1)/                           2,000      $935
--------------------------------------------------------------------------------
Total Preferred Stock
--------------------------------------------------------------------------------
(Cost $1,515)                                                               935

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.9%
--------------------------------------------------------------------------------
Automobile - 1.2%
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                          $  380        375
   Triad Auto Receivables Owner Trust, Series 2003-B,
      Class A3,
      2.48%, 3/12/08                                              395        393
   WFS Financial Owner Trust, Series 2004-2,
   Class A4,
      3.54%, 11/21/11                                             525        521
--------------------------------------------------------------------------------
                                                                           1,289
--------------------------------------------------------------------------------
Commercial Mortgage Services - 4.7%
   Commercial Mortgage Asset Trust, Series 1999-C1,
      Class A3,
      6.64%, 1/17/32                                               60         66
   CS First Boston Mortgage Securities Corp., Series
      2002-CKN2, Class A3,
      6.13%, 4/15/37                                              410        437
   DLJ Commercial Mortgage Corp., Series 1998-CF2,
      Class A1B,
      6.24%, 11/12/31                                             310        334
   First Union-Lehman Brothers-Bank of America,
      Series 1998-C2, Class A2,
      6.56%, 11/18/35                                             480        521
   GMAC Commercial Mortgage Securities, Inc.,
      Series 2002-C3, Class A2,
      4.93%, 7/10/39                                              390        385
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2003-C1, Class A1,
      4.28%, 1/12/37                                              468        463
   LB Commercial Conduit Mortgage Trust, Series
      1999-C1, Class A2,
      6.78%, 6/15/31                                              375        412
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP1, Class A4,
      6.66%, 2/15/33                                              480        527
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                           $  415     $  449
   Nationslink Funding Corp., Series 1999-1, Class A2,
      6.32%, 1/20/31                                              472        505
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C5, Class A2,
      3.99%, 6/15/35                                              410        375
   Wachovia Bank Commercial Mortgage Trust,
      Series 2003-C6, Class A4,
      5.13%, 8/15/35                                              715        708
--------------------------------------------------------------------------------
                                                                           5,182
--------------------------------------------------------------------------------
Credit Card - 4.3%
   Bank One Issuance Trust, Series 2003-A9, Class A9,
      3.86%, 6/15/11                                              605        600
   Citibank Credit Card Issuance Trust,
      Series 2003-A3, Class A3, +
      3.10%, 3/10/10                                            1,045      1,017
   Citibank Credit Card Issuance Trust,
      Series 2003-A5, Class A5,
      2.50%, 4/7/08                                               500        497
   Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                            1,030      1,009
   Fleet Credit Card Master Trust II, Series 2002-C,
      Class A,
      2.75%, 4/15/08                                              725        728
   Household Affinity Credit Card Master Note Trust I,
      Series 2003-2, Class A,
      2.18%, 2/15/08                                              430        426
   MBNA Credit Card Master Note Trust,
      Series 2003-A6, Class A6,
      2.75%, 10/15/10                                             580        556
--------------------------------------------------------------------------------
                                                                           4,833
--------------------------------------------------------------------------------
Home Equity - 1.1%
   Advanta Mortgage Loan Trust, Series 2000-1,
   Class A4,
      8.61%, 3/25/28                                              378        392
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                              300        298
   Countrywide Asset-Backed Certificates, Series
      2003-5, Class AF2,
      3.04%, 4/25/25                                              215        215

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT    VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.9% - CONTINUED
--------------------------------------------------------------------------------
   Home Equity - 1.1% - (continued)
      Residential Asset Securities, Series 2003-KS10,
      Class AI2,
      2.71%, 5/25/26                                            $375     $   372
--------------------------------------------------------------------------------
                                                                           1,277
--------------------------------------------------------------------------------
Other - 1.1%
   Chase Funding Mortgage Loan Asset-Backed
      Certificates, Series 2003-4, Class 1A3,
      2.73%, 9/25/24                                             280         276
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                             385         382
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                             520         520
--------------------------------------------------------------------------------
                                                                           1,178
--------------------------------------------------------------------------------
Whole Loan - 1.5%
   PNC Mortgage Securities Corp., Collateral Strip
      Rate, Series 1996-PR1, Class A,
      0.00%, 4/28/27                                              34          32
   Residential Accredit Loans, Inc., Series 2001-QS18,
      Class A1,
      6.50%, 12/25/31                                            330         342
   Washington Mutual, Series 2003-AR7, Class A5,
      3.07%, 8/25/33                                             515         502
   Washington Mutual, Series 2004-AR4, Class A6
      3.81%, 6/25/34                                             850         821
--------------------------------------------------------------------------------
                                                                           1,697
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $15,826)                                                            15,456

--------------------------------------------------------------------------------
CORPORATE BONDS - 26.8%
--------------------------------------------------------------------------------
Agriculture - 0.2%
   Bunge Ltd. Finance Corp.,
      5.88%, 5/15/13                                             190         191
--------------------------------------------------------------------------------
Auto Manufacturers - 0.9%
   DaimlerChrysler NA Holding Corp.,
      7.25%, 1/18/06                                             250         266
      4.05%, 6/4/08                                              130         126
      8.50%, 1/18/31                                             370         417
   Ford Motor Co., +
      7.45%, 7/16/31                                            $255     $   242
--------------------------------------------------------------------------------
                                                                           1,051
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
   Johnson Controls, Inc.,
      4.88%, 9/15/13                                             250         245
--------------------------------------------------------------------------------
Banks - 1.6%
   Bank of America Corp.,
      5.25%, 2/1/07                                              305         318
      3.25%, 8/15/08 +                                           110         106
      4.75%, 8/15/13 +                                           170         161
   FleetBoston Financial Corp.,
      3.85%, 2/15/08                                             215         214
   Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                              220         233
   SunTrust Bank,
      6.38%, 4/1/11                                              395         427
   Wachovia Corp.,
      3.50%, 8/15/08                                             295         287
--------------------------------------------------------------------------------
                                                                           1,746
--------------------------------------------------------------------------------
Beverages - 0.8%
   Bottling Group LLC,
      4.63%, 11/15/12                                            200         193
   Grand Metropolitan Investment Corp.,
      Puttable 4/15/05 @ Par,
      7.45%, 4/15/35                                             220         257
   PepsiAmericas, Inc.,
      5.95%, 2/15/06                                             460         484
--------------------------------------------------------------------------------
                                                                             934
--------------------------------------------------------------------------------
Commercial Services - 0.1%
   Deluxe Corp.,
      5.00%, 12/15/12                                             90          87
--------------------------------------------------------------------------------
Computers - 0.2%
   IBM Corp.,
      4.75%, 11/29/12                                             85          83
      5.88%, 11/29/32                                            160         153
--------------------------------------------------------------------------------
                                                                             236
--------------------------------------------------------------------------------
Diversified Financial Services - 9.3%
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                             515         516
   Associates Corp. NA,
      6.25%, 11/1/08                                             275         298

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT    VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 26.8% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 9.3% - (continued)
   Boeing Capital Corp.,
      5.75%, 2/15/07                                           $  230    $   243
      5.80%, 1/15/13 +                                            155        158
   Capital One Bank,
      4.88%, 5/15/08                                              165        167
   Chase Manhattan Corp.,
      7.13%, 2/1/07                                               260        284
   CIT Group, Inc.,
      5.00%, 2/13/14                                              150        141
   Citigroup, Inc.,
      5.75%, 5/10/06                                              450        474
      5.63%, 8/27/12                                              470        481
   Countrywide Home Loans, Inc.,
      5.50%, 8/1/06                                               225        236
      4.25%, 12/19/07                                              50         50
      3.25%, 5/21/08                                               10         10
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                              115        117
   Ford Motor Credit Co., +
      5.80%, 1/12/09                                            1,325      1,330
   General Electric Capital Corp.,
      3.50%, 5/1/08                                               200        196
      6.00%, 6/15/12                                              235        247
      6.75%, 3/15/32                                              195        208
   General Motors Acceptance Corp.,
      6.88%, 9/15/11                                            1,060      1,080
      8.00%, 11/1/31                                              265        268
   Goldman Sachs Group, Inc.,
      3.88%, 1/15/09                                              200        195
      6.88%, 1/15/11                                              355        389
      5.25%, 4/1/13                                               130        127
   Household Finance Corp.,
      4.63%, 1/15/08                                              150        153
      6.38%, 11/27/12                                             115        122
      4.75%, 7/15/13                                              445        418
   International Lease Finance Corp.,
      2.95%, 5/23/06                                               95         95
      3.75%, 8/1/07                                               140        139
   JP Morgan Chase & Co.,
      5.75%, 1/2/13                                               235        238
   Lehman Brothers Holdings, Inc.,
      6.63%, 2/5/06                                               225        239
      7.00%, 2/1/08                                            $  150    $   164
   Morgan Stanley,
      6.10%, 4/15/06                                              225        238
      3.63%, 4/1/08                                               250        247
      4.75%, 4/1/14                                               415        382
   National Rural Utilities Cooperative Finance Corp.,
      6.00%, 5/15/06                                              270        285
      4.75%, 3/1/14                                               150        143
   SLM Corp.,
      3.63%, 3/17/08                                              100         99
   Textron Financial Corp.,
      2.75%, 6/1/06                                                65         65
      5.88%, 6/1/07                                                80         86
--------------------------------------------------------------------------------
                                                                          10,328
--------------------------------------------------------------------------------
Electric - 1.9%
   Alabama Power Co.,
      5.70%, 2/15/33                                              170        158
   Appalachian Power Co.,
      3.60%, 5/15/08                                               85         83
   Columbus Southern Power Co., +
      5.50%, 3/1/13                                               150        151
   Commonwealth Edison Co.,
      4.70%, 4/15/15                                              100         94
   Consolidated Edison Co. of New York,
      4.88%, 2/1/13                                               105        103
   Duke Energy Corp.,
      3.75%, 3/5/08                                               125        123
   Florida Power & Light Co.,
      5.95%, 10/1/33                                              220        216
   FPL Group Capital, Inc.,
      3.25%, 4/11/06                                              175        176
   Power Contract Financing LLC, /(1)/
      5.20%, 2/1/06                                               113        115
   Power Receivable Finance LLC, /(1)/
      6.29%, 1/1/12                                               334        340
   PSEG Power LLC,
      6.95%, 6/1/12                                               305        331
   Public Service Electric & Gas,
      4.00%, 11/1/08                                              250        247
--------------------------------------------------------------------------------
                                                                           2,137
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO (CONTINUED)

                                                             PRINCIPAL
                                                               AMOUNT    VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 26.8% - CONTINUED
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.2%
   Emerson Electric Co.,
      5.00%, 12/15/14                                           $250      $  245
--------------------------------------------------------------------------------
Environmental Control - 0.2%
   Waste Management, Inc.,
      7.00%, 10/1/04                                             100         101
      6.38%, 11/15/12                                            140         148
--------------------------------------------------------------------------------
                                                                             249
--------------------------------------------------------------------------------
Food - 1.3%
   Albertson's, Inc., +
      7.50%, 2/15/11                                             370         415
   Cadbury Schweppes US Finance LLC, /(1)/+
      3.88%, 10/1/08                                             255         250
   Kroger Co.,
      6.20%, 6/15/12                                             250         261
   Safeway, Inc.,
      6.15%, 3/1/06                                               75          79
      6.50%, 3/1/11                                              280         297
   Unilever Capital Corp.,
      5.90%, 11/15/32                                            200         193
--------------------------------------------------------------------------------
                                                                           1,495
--------------------------------------------------------------------------------
Forest Products & Paper - 0.2%
   International Paper Co.,
      6.75%, 9/1/11                                              240         261
--------------------------------------------------------------------------------
Household Products/Wares - 0.1%
   Avery Dennison Corp.,
      6.00%, 1/15/33                                             100          98
--------------------------------------------------------------------------------
Insurance - 1.3%
   AIG SunAmerica Global Financing IX, /(1)/
      6.90%, 3/15/32                                             250         273
   Allstate Corp.,
      6.13%, 12/15/32                                            125         122
   American International Group, Inc.,
      4.25%, 5/15/13                                             100          92
   Metlife, Inc.,
      5.38%, 12/15/12                                            125         126
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09 +                                            240         229
      5.10%, 4/15/14                                             335         326
   Protective Life Secured Trust,
      3.70%, 11/24/08                                            275         270
--------------------------------------------------------------------------------
                                                                           1,438
--------------------------------------------------------------------------------
Media - 2.5%
   Comcast Cable Communications,
      6.38%, 1/30/06                                            $240      $  253
      6.75%, 1/30/11                                             225         243
   COX Communications, Inc.,
      7.75%, 8/15/06                                              90          99
      7.13%, 10/1/12 +                                           155         170
   News America Holdings, Inc.,
      7.60%, 10/11/15                                            200         228
   News America, Inc., +
      6.63%, 1/9/08                                               75          81
   Reed Elsevier Capital, Inc.,
      6.13%, 8/1/06                                              185         198
   Time Warner, Inc.,
      6.13%, 4/15/06                                             250         263
      6.15%, 5/1/07 +                                            150         159
      6.75%, 4/15/11                                             135         146
      6.95%, 1/15/28                                             470         472
   Univision Communications, Inc.,
      3.50%, 10/15/07                                            135         133
      3.88%, 10/15/08                                            135         132
   Viacom, Inc.,
      5.50%, 5/15/33                                             210         189
--------------------------------------------------------------------------------
                                                                           2,766
--------------------------------------------------------------------------------
Mining - 0.2%
   Alcoa, Inc.,
      5.88%, 6/1/06                                              165         174
--------------------------------------------------------------------------------
Oil & Gas - 1.4%
   Anadarko Petroleum Corp.,
      6.13%, 3/15/12                                             125         133
   ConocoPhillips,
      4.75%, 10/15/12                                            145         141
      5.90%, 10/15/32                                             70          67
   Devon Energy Corp.,
      2.75%, 8/1/06                                               80          79
      7.95%, 4/15/32                                             170         197
   Devon Financing Corp.,
      6.88%, 9/30/11                                             150         164
   Marathon Oil Corp.,
      6.00%, 7/1/12                                              250         261
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                            345         355

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT    VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 26.8% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas - 1.4% - (continued)
   Valero Energy Corp.,
      6.88%, 4/15/12                                            $150     $   163
      4.75%, 6/15/13                                              50          47
--------------------------------------------------------------------------------
                                                                           1,607
--------------------------------------------------------------------------------
Oil & Gas Services - 0.1%
   Baker Hughes, Inc., +
      6.88%, 1/15/29                                             150         163
--------------------------------------------------------------------------------
Pipelines - 0.6%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                             270         281
   Duke Capital LLC,
      5.50%, 3/1/14                                              370         352
--------------------------------------------------------------------------------
                                                                             633
--------------------------------------------------------------------------------
Retail - 0.5%
   Office Depot, Inc.,
      6.25%, 8/15/13                                             230         237
   Staples, Inc.,
      7.38%, 10/1/12                                             240         269
--------------------------------------------------------------------------------
                                                                             506
--------------------------------------------------------------------------------
Telecommunications - 1.9%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                               50          55
      7.88%, 3/1/11                                               50          57
      8.13%, 5/1/12                                               25          29
      8.75%, 3/1/31                                              150         183
   Sprint Capital Corp.,
      7.63%, 1/30/11                                             170         189
      8.38%, 3/15/12 +                                           185         213
      8.75%, 3/15/32                                             200         235
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                             275         282
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                             260         277
   Verizon Wireless Capital LLC,
      5.38%, 12/15/06                                            540         566
--------------------------------------------------------------------------------
                                                                           2,086
--------------------------------------------------------------------------------
Transportation - 1.1%
   Caliber System, Inc.,
      7.80%, 8/1/06                                              160         175
   CSX Corp.,
      6.75%, 3/15/11                                             133         144
   FedEx Corp., (1)
      2.65%, 4/1/07                                             $650     $   631
   Norfolk Southern Corp.,
      7.35%, 5/15/07                                             190         209
      7.25%, 2/15/31                                             105         115
--------------------------------------------------------------------------------
                                                                           1,274
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $30,159)                                                            29,950

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 3.5%
--------------------------------------------------------------------------------
Banks - 0.1%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                             120         137
--------------------------------------------------------------------------------
Beverages - 0.2%
   Diageo Capital PLC,
      3.38%, 3/20/08                                             200         196
--------------------------------------------------------------------------------
Machinery - Diversified - 0.1%
   Ingersoll-Rand Co.,
      6.25%, 5/15/06                                             100         106
--------------------------------------------------------------------------------
Mining - 0.2%
   Alcan, Inc.,
      6.13%, 12/15/33                                            150         144
   BHP Finance USA Ltd., +
      4.80%, 4/15/13                                             115         111
--------------------------------------------------------------------------------
                                                                             255
--------------------------------------------------------------------------------
Oil & Gas - 0.5%
   Alberta Energy Co. Ltd.,
      7.38%, 11/1/31                                             215         238
   Anadarko Finance Co.,
      7.50%, 5/1/31                                              130         147
   EnCana Corp., +
      4.75%, 10/15/13                                            240         226
--------------------------------------------------------------------------------
                                                                             611
--------------------------------------------------------------------------------
Sovereign - 0.8%
   Mexico Government International Bond,
      6.38%, 1/16/13                                             545         545
   Poland Government International Bond, +
      5.25%, 1/15/14                                             320         313
--------------------------------------------------------------------------------
                                                                             858
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
CORE BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 3.5% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 1.6%
   British Telecommunications PLC,
      8.38%, 12/15/10                                           $   25   $    29
      8.88%, 12/15/30                                              200       248
   Deutsche Telekom International Finance BV,
      8.75%, 6/15/30                                                20        25
   France Telecom,
      9.00%, 3/1/11                                                190       220
   Royal KPN N.V.,
      8.00%, 10/1/10                                               250       289
   Telecom Italia Capital, /(1)/
      5.25%, 11/15/13                                              260       252
   Telefonica Europe BV,
      7.75%, 9/15/10                                               270       309
   Telefonos de Mexico SA de CV,
      4.50%, 11/19/08                                              160       155
   Vodafone Group PLC,
      6.25%, 11/30/32                                              225       222
--------------------------------------------------------------------------------
                                                                           1,749
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $4,021)                                                              3,912

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 40.0% /(2)/
--------------------------------------------------------------------------------
   Fannie Mae - 34.9%
      3.75%, 5/17/07 +                                             520       521
      3.25%, 8/15/08 +                                             390       379
      6.00%, 1/18/12                                               435       443
      6.25%, 5/15/29                                               775       808
   Interest Only Stripped Security, Series 278,
      Class 2,
      1.23%, 8/1/25                                                 --        16
   Pool #535714,
      7.50%, 1/1/31                                                198       211
   Pool #545757,
      7.00%, 6/1/32                                              1,130     1,191
   Pool #555750,
      5.00%, 9/1/18                                              2,868     2,871
   Pool #651897,
      7.00%, 8/1/32                                              1,069     1,124
   Pool #656035,
      7.50%, 9/1/32                                             $  568   $   606
   Pool #667012,
      5.50%, 11/1/17                                             2,126     2,172
   Pool #703439,
      5.00%, 6/1/18                                              1,826     1,833
   Pool #713973,
      5.00%, 7/1/33                                              1,498     1,443
   Pool #720598,
      5.00%, 6/1/33                                                706       680
   Pool #725012,
      5.00%, 11/1/18                                               528       529
   Pool #725156,
      6.50%, 12/1/33                                             1,723     1,786
   Pool #725503,
      5.50%, 4/1/34                                              7,205     7,121
   Pool #740226,
      5.00%, 9/1/33                                              1,275     1,228
   Pool #743735,
      6.00%, 11/1/33                                             1,345     1,368
   Pool #765123,
      6.00%, 1/1/34                                              1,907     1,940
   Pool #770695,
      5.00%, 4/1/34                                                932       897
   Pool #772764,
      5.00%, 3/1/34                                                266       255
   Pool #775007,
      5.00%, 4/1/34                                              1,084     1,042
   Pool #780957,
      4.50%, 5/1/19                                              4,355     4,259
   Pool TBA, /(3)/
      5.00%, 12/31/49                                            4,210     4,205
--------------------------------------------------------------------------------
                                                                          38,928
--------------------------------------------------------------------------------
Freddie Mac - 2.2%
      2.88%, 9/15/05 +                                           1,000     1,008
      2.88%, 12/15/06                                            1,055     1,048
      4.75%, 12/8/10 +                                             370       365
--------------------------------------------------------------------------------
                                                                           2,421
--------------------------------------------------------------------------------
Freddie Mac Gold - 0.0%
   Pool #G01186,
      7.50%, 2/1/31                                                 44        48
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 40.0% /(2)/ - CONTINUED
--------------------------------------------------------------------------------
Government National Mortgage Association - 2.9%
   Pool #627123,
      5.50%, 3/15/34                                            $1,092   $ 1,086
   Pool TBA, /(3)/
      5.00%, 6/15/34                                             2,175     2,095
--------------------------------------------------------------------------------
                                                                           3,181
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $45,153)                                                            44,578

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 9.0%
--------------------------------------------------------------------------------
U.S. Treasury Bonds - 2.6%
      8.13%, 8/15/19 +                                             275       359
      7.88%, 2/15/21 +                                              70        90
      6.25%, 8/15/23 +                                             260       286
      6.88%, 8/15/25 +                                              85       100
      6.75%, 8/15/26 +                                             210       246
      6.50%, 11/15/26 +                                            420       477
      5.38%, 2/15/31 +                                           1,285     1,290
--------------------------------------------------------------------------------
                                                                           2,848
--------------------------------------------------------------------------------
U.S. Treasury Notes - 6.4%
      1.63%, 2/28/06 +                                           1,375     1,357
      2.63%, 11/15/06 +                                          1,370     1,363
      2.63%, 3/15/09 +                                           2,800     2,660
      4.25%, 11/15/13 +                                          1,825     1,769
--------------------------------------------------------------------------------
                                                                           7,149
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $10,044)                                                             9,997

--------------------------------------------------------------------------------
MUNICIPAL BOND - 0.3%
--------------------------------------------------------------------------------
Oregon - 0.3%
   Oregon State Taxable Pension G.O.
      Unlimited Bonds,
      5.76%, 6/1/23                                               320        322
--------------------------------------------------------------------------------
Total Municipal Bond
--------------------------------------------------------------------------------
(Cost $320)                                                                  322

                                                             NUMBER OF    VALUE
                                                               SHARES     (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 12.0%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(4)/                         13,454,552   $13,455
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $13,455)                                                            13,455

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)       (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 10.6%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                         $11,780      11,780
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $11,780)                                                           11,780

--------------------------------------------------------------------------------
Total Investments - 116.9%
--------------------------------------------------------------------------------
(Cost $132,273)                                                         130,385
   Liabilities less Other Assets - (16.9)%                              (18,891)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $111,494

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the value of these securities amounted to approximately $2,796,000 or 2.5% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ When-Issued Security
/(4)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
U.S. TREASURY INDEX PORTFOLIO

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 98.5%
--------------------------------------------------------------------------------
U.S. Treasury Bonds - 28.9%
      14.00%, 11/15/11                                         $  660    $   834
      12.50%, 8/15/14                                           1,000      1,403
      7.25%, 5/15/16 +                                            600        722
      9.00%, 11/15/18                                             700        973
      8.13%, 8/15/19 +                                            900      1,174
      8.75%, 8/15/20                                            1,000      1,380
      8.00%, 11/15/21 +                                         1,100      1,435
      6.25%, 8/15/23 +                                          1,500      1,651
      6.50%, 11/15/26 +                                         1,000      1,137
      6.13%, 11/15/27 +                                           700        763
      5.25%, 2/15/29 +                                            900        877
      6.25%, 5/15/30 +                                          1,500      1,670
--------------------------------------------------------------------------------
                                                                          14,019
--------------------------------------------------------------------------------
U.S. Treasury Notes - 69.6%
      6.50%, 8/15/05 +                                          1,600      1,685
      1.63%, 9/30/05 +                                          2,000      1,988
      5.75%, 11/15/05                                           1,400      1,471
      1.88%, 12/31/05 +                                         1,500      1,490
      1.63%, 2/28/06 +                                          3,100      3,059
      2.00%, 5/15/06 +                                          1,700      1,683
      2.50%, 5/31/06                                              300        300
      7.00%, 7/15/06 +                                          1,900      2,070
      3.50%, 11/15/06 +                                           700        711
      6.25%, 2/15/07 +                                          1,100      1,194
      4.38%, 5/15/07 +                                            500        518
      6.13%, 8/15/07 +                                          1,300      1,415
      3.00%, 2/15/08 +                                          1,000        987
      2.63%, 5/15/08 +                                          2,000      1,937
      5.63%, 5/15/08 +                                          1,000      1,078
      3.13%, 10/15/08                                           1,400      1,371
      4.75%, 11/15/08 +                                         1,400      1,463
      3.00%, 2/15/09 +                                            200        194
      3.88%, 5/15/09 +                                            500        502
      6.00%, 8/15/09 +                                            500        550
      6.50%, 2/15/10 +                                            900      1,014
      5.75%, 8/15/10 +                                            900        980
      5.00%, 2/15/11 +                                            400        418
      4.88%, 2/15/12 +                                          1,000      1,030
      4.00%, 11/15/12 +                                         1,400      1,350
      3.63%, 5/15/13 +                                          1,650      1,540
      4.25%, 11/15/13 +                                        $1,000    $   969
      4.00%, 2/15/14 +                                            800        761
--------------------------------------------------------------------------------
                                                                          33,728
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $48,315)                                                            47,747

                                                              NUMBER OF    VALUE
                                                               SHARES     (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 22.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(1)/                          10,886,697   10,887
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $10,887)                                                            10,887

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.3%
--------------------------------------------------------------------------------
   FHLB Discount Note,
      0.79%, 6/1/04                                           $620          620
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $620)                                                                 620

--------------------------------------------------------------------------------
Total Investments - 122.3%
--------------------------------------------------------------------------------
(Cost $59,822)                                                           59,254
   Liabilities less Other Assets - (22.3%)                              (10,791)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 48,463

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         -----------------------
                                                         FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.5%
--------------------------------------------------------------------------------
Automobile - 1.8%
   BMW Vehicle Owner Trust, Series 2003-A,
      Class A3,
      1.94%, 2/25/07                                             $ 70     $   70
   Capital Auto Receivables Asset Trust,
      Series 2002-4, Class A4,
      2.64%, 3/17/08                                              255        255
   Isuzu Auto Owner Trust, Series 2001-1,
      Class A4,
      5.31%, 1/22/07                                               77         78
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                             170        168
   WFS Financial Owner Trust, Series 2004-2,
      Class A4,
      3.54%, 11/21/11                                             235        233
--------------------------------------------------------------------------------
                                                                             804
--------------------------------------------------------------------------------
Commercial Mortgage Services - 5.6%
   Chase Manhattan Bank-First Union
      National Bank, Series 1999-1, Class A2,
      7.44%, 8/15/31                                              505        571
   Commercial Mortgage Asset Trust,
      Series 1999-C1, Class A3,
      6.64%, 1/17/32                                              460        506
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                              120        128
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                             295        317
   GMAC Commercial Mortgage Securities,
      Inc., Series 1999-C1, Class A2,
      6.18%, 5/15/33                                              125        134
   GMAC Commercial Mortgage Securities,
      Inc., Series 2002-C3, Class A2,
      4.93%, 7/10/39                                              150        148
   JP Morgan Chase Commercial Mortgage
      Securities Corp., Series 2003-C1,
      Class A1,
      4.28%, 1/12/37                                              180        178
   LB Commercial Conduit Mortgage Trust,
      Series 1999-C1, Class A2,
      6.78%, 6/15/31                                               75         82
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                              125        135
   Wachovia Bank Commercial Mortgage
      Trust, Series 2003-C5, Class A2,
      3.99%, 6/15/35                                             $140     $  128
   Wachovia Bank Commercial Mortgage
      Trust, Series 2003-C6, Class A4,
      5.13%, 8/15/35                                              115        114
--------------------------------------------------------------------------------
                                                                           2,441
--------------------------------------------------------------------------------
Credit Card - 2.7%
   Bank One Issuance Trust, Series 2002-A4,
      Class A4,
      2.94%, 6/16/08                                              210        211
   Bank One Issuance Trust, Series 2003-A9,
      Class A9,
      3.86%, 6/15/11                                               20         20
   Citibank Credit Card Issuance Trust,
      Series 2003-A3, Class A3, +
      3.10%, 3/10/10                                              245        238
   Citibank Credit Card Issuance Trust,
      Series 2003-A5, Class A5,
      2.50%, 4/7/08                                               345        343
   Fleet Credit Card Master Trust II,
      Series 2002-C, Class A, +
      2.75%, 4/15/08                                              175        176
   MBNA Credit Card Master Note Trust,
      Series 2003-A6, Class A6,
      2.75%, 10/15/10                                             200        192
--------------------------------------------------------------------------------
                                                                           1,180
--------------------------------------------------------------------------------
Home Equity - 1.2%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                               97        101
   Chase Funding Mortgage Loan Asset-
      Backed Certificates, Series 2003-4,
      Class 1A2,
      2.14%, 5/25/36                                               80         79
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                               80         79
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                               90         90
   Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                              155        154
--------------------------------------------------------------------------------
                                                                             503
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 13.5% - CONTINUED
--------------------------------------------------------------------------------
Other - 0.9%
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                             $160     $  159
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                              220        220
--------------------------------------------------------------------------------
                                                                             379
--------------------------------------------------------------------------------
Whole Loan - 1.3%
   Washington Mutual, Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                              190        185
   Washington Mutual, Series 2004-AR4,
      Class A6,
      3.81%, 6/25/34                                              380        367
--------------------------------------------------------------------------------
                                                                             552
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $5,905)                                                              5,859

--------------------------------------------------------------------------------
CORPORATE BONDS - 44.5%
--------------------------------------------------------------------------------
Agriculture - 0.2%
   Bunge Ltd. Finance Corp.,
      5.88%, 5/15/13                                               70         70
--------------------------------------------------------------------------------
Auto Manufacturers - 1.8%
   DaimlerChrysler NA Holding Corp.,
      7.25%, 1/18/06                                              160        170
      7.30%, 1/15/12                                              200        217
      6.50%, 11/15/13                                             390        395
--------------------------------------------------------------------------------
                                                                             782
--------------------------------------------------------------------------------
Banks - 3.4%
   Bank of America Corp.,
      5.25%, 2/1/07                                               250        261
      3.88%, 1/15/08                                               40         40
      3.25%, 8/15/08 +                                            245        237
      4.75%, 8/15/13 +                                            105        100
   FleetBoston Financial Corp.,
      3.85%, 2/15/08                                              145        144
   Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                               111        117
   SunTrust Bank,
      6.38%, 4/1/11                                              $210     $  227
   Wachovia Corp.,
      3.50%, 8/15/08                                              170        166
   Wells Fargo Bank,
      6.45%, 2/1/11                                               175        190
--------------------------------------------------------------------------------
                                                                           1,482
--------------------------------------------------------------------------------
Beverages - 0.4%
   Coca-Cola Enterprises, Inc., +
      5.38%, 8/15/06                                              150        157
--------------------------------------------------------------------------------
Commercial Services - 0.1%
   Deluxe Corp.,
      5.00%, 12/15/12                                              40         39
--------------------------------------------------------------------------------
Computers - 0.1%
   IBM Corp., +
      4.75%, 11/29/12                                              70         68
--------------------------------------------------------------------------------
Diversified Financial Services - 19.5%
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                              205        205
   American General Finance Corp.,
      2.75%, 6/15/08 +                                             85         80
      5.38%, 10/1/12                                               90         90
   Associates Corp. NA,
      6.25%, 11/1/08                                              365        396
   Boeing Capital Corp.,
      5.75%, 2/15/07 +                                            150        158
      5.80%, 1/15/13 +                                             80         81
   Capital One Bank,
      4.88%, 5/15/08                                               60         61
   CIT Group, Inc.,
      5.00%, 2/13/14                                              140        131
   Citigroup, Inc.,
      5.75%, 5/10/06                                              105        111
      5.50%, 8/9/06                                               350        367
      5.63%, 8/27/12                                              190        194
   Countrywide Home Loans, Inc.,
      5.50%, 8/1/06                                               274        287

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 44.5% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 19.5% - (continued)
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                             $160     $  164
      6.50%, 1/15/12                                               95        102
      5.50%, 8/15/13                                               40         40
   Ford Motor Credit Co.,
      5.80%, 1/12/09                                              475        477
      7.38%, 2/1/11                                               475        499
   General Electric Capital Corp.,
      5.00%, 6/15/07                                              340        354
      3.50%, 5/1/08 +                                             250        246
   General Motors Acceptance Corp.,
      6.13%, 8/28/07                                              120        125
      6.88%, 9/15/11                                              590        601
   Goldman Sachs Group, Inc.,
      3.88%, 1/15/09 +                                            330        321
      6.88%, 1/15/11                                              140        153
   Household Finance Corp.,
      3.38%, 2/21/06 +                                            100        101
      4.63%, 1/15/08                                              500        509
      6.38%, 11/27/12                                             190        201
      4.75%, 7/15/13 +                                             50         47
   International Lease Finance Corp.,
      2.95%, 5/23/06 +                                             55         55
      3.75%, 8/1/07                                               105        105
   John Deere Capital Corp.,
      3.90%, 1/15/08                                               75         75
   JP Morgan Chase & Co.,
      7.13%, 2/1/07                                               125        137
      3.50%, 3/15/09                                              290        278
      5.75%, 1/2/13 +                                              15         15
   Lehman Brothers Holdings, Inc.,
      6.25%, 5/15/06                                               80         85
      7.00%, 2/1/08                                               335        367
   Morgan Stanley,
      6.10%, 4/15/06                                              125        132
      3.63%, 4/1/08                                               395        390
      4.75%, 4/1/14                                               150        138
   National Rural Utilities Cooperative
      Finance Corp.,
      4.75%, 3/1/14                                                85         81
      3.00%, 2/15/06                                              150        151
      6.00%, 5/15/06                                              200        211
   SLM Corp.,
      3.63%, 3/17/08                                             $120       $119
   Textron Financial Corp.,
      2.75%, 6/1/06 +                                              50         50
      5.88%, 6/1/07                                                35         37
--------------------------------------------------------------------------------
                                                                           8,527
--------------------------------------------------------------------------------
Electric - 2.4%
   Appalachian Power Co.,
      3.60%, 5/15/08                                               75         73
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                                70         70
   Commonwealth Edison Co.,
      4.70%, 4/15/15                                              100         94
   Consolidated Edison Co. of New York,
      4.88%, 2/1/13                                                70         69
   Duke Energy Corp.,
      3.75%, 3/5/08                                                75         74
   FPL Group Capital, Inc., +
      3.25%, 4/11/06                                              140        141
   Power Contract Financing LLC, /(1)/
      5.20%, 2/1/06                                                44         44
   Power Receivable Finance LLC, /(1)/+
      6.29%, 1/1/12                                                88         90
   PSEG Power LLC,
      6.95%, 6/1/12                                               180        195
   Public Service Electric & Gas,
      4.00%, 11/1/08                                               95         94
   Wisconsin Electric Power,
      4.50%, 5/15/13                                              125        118
--------------------------------------------------------------------------------
                                                                           1,062
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.2%
   Emerson Electric Co.,
      5.50%, 9/15/08                                               70         74
--------------------------------------------------------------------------------
Environmental Control - 0.3%
   Waste Management, Inc.,
      7.00%, 10/1/04                                               50         51
      6.38%, 11/15/12                                              65         68
--------------------------------------------------------------------------------
                                                                             119
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 44.5% - CONTINUED
--------------------------------------------------------------------------------
Food - 2.0%
   Albertson's, Inc., +
      7.50%, 2/15/11                                               $215   $  241
   Cadbury Schweppes US Finance LLC, /(1)/
      3.88%, 10/1/08                                                 70       69
   Kroger Co., +
      6.20%, 6/15/12                                                275      287
   Safeway, Inc., +
      6.50%, 3/1/11                                                 250      265
--------------------------------------------------------------------------------
                                                                             862
--------------------------------------------------------------------------------
Forest Products & Paper - 0.3%
   International Paper Co.,
      6.75%, 9/1/11                                                 105      114
--------------------------------------------------------------------------------
Home Builders - 0.3%
   KB Home, /(1)/ +
      5.75%, 2/1/14                                                 130      119
--------------------------------------------------------------------------------
Insurance - 1.1%
   Marsh & McLennan Cos, Inc., +
      3.63%, 2/15/08                                                 90       89
   Metlife, Inc.,
      5.38%, 12/15/12                                                65       65
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                                 110      105
      5.10%, 4/15/14                                                115      112
   Protective Life Secured Trust,
      3.70%, 11/24/08                                               115      113
--------------------------------------------------------------------------------
                                                                             484
--------------------------------------------------------------------------------
Media - 3.7%
   Comcast Cable Communications,
      6.38%, 1/30/06                                                135      142
      6.75%, 1/30/11 +                                              410      442
   COX Communications, Inc.,
      6.88%, 6/15/05                                                 75       78
      7.13%, 10/1/12 +                                               60       66
   News America Holdings, Inc.,
      7.60%, 10/11/15 +                                             125      143
   Reed Elsevier Capital, Inc.,
      6.13%, 8/1/06                                                 110      118
   Time Warner, Inc.,
      6.13%, 4/15/06                                                 30       31
      6.15%, 5/1/07                                                  75       80
      6.75%, 4/15/11 +                                              140      151
      6.88%, 5/1/12 +                                               195      211
   Univision Communications, Inc.,
      3.50%, 10/15/07                                              $ 90   $   89
      3.88%, 10/15/08                                                90       88
--------------------------------------------------------------------------------
                                                                           1,639
--------------------------------------------------------------------------------
Mining - 0.2%
   Alcoa, Inc.,
      5.88%, 6/1/06                                                  70       74
--------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc.,
      3.88%, 6/15/13                                                 95       86
--------------------------------------------------------------------------------
Oil & Gas - 1.8%
   Anadarko Petroleum Corp.,
      6.13%, 3/15/12                                                125      133
   ConocoPhillips,
      4.75%, 10/15/12                                               105      102
   Devon Financing Corp.,
      6.88%, 9/30/11                                                125      136
   Marathon Oil Corp.,
      6.00%, 7/1/12                                                 145      152
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                               145      149
   Valero Energy Corp.,
      6.88%, 4/15/12                                                125      136
--------------------------------------------------------------------------------
                                                                             808
--------------------------------------------------------------------------------
Pipelines - 0.7%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                                130      136
   Duke Capital LLC,
      5.50%, 3/1/14                                                 180      171
--------------------------------------------------------------------------------
                                                                             307
--------------------------------------------------------------------------------
Retail - 0.9%
   Office Depot, Inc.,
      6.25%, 8/15/13                                                 95       98
   Staples, Inc.,
      7.38%, 10/1/12                                                100      112
   Target Corp., +
      5.38%, 6/15/09                                                185      193
--------------------------------------------------------------------------------
                                                                             403
--------------------------------------------------------------------------------
Savings & Loans - 0.1%
   Washington Mutual Bank FA,
      6.88%, 6/15/11                                                 50       55
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT      VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 44.5% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 3.7%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                              $  50   $    55
      7.88%, 3/1/11 +                                              150       171
      8.13%, 5/1/12 +                                              200       231
   Sprint Capital Corp.,
      7.63%, 1/30/11                                                40        44
      8.38%, 3/15/12 +                                             260       300
   Verizon New Jersey, Inc.,
      5.88%, 1/17/12                                               230       236
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                               305       325
   Verizon Wireless Capital LLC,
      5.38%, 12/15/06                                              240       251
--------------------------------------------------------------------------------
                                                                           1,613
--------------------------------------------------------------------------------
Transportation - 1.1%
   Caliber System, Inc.,
      7.80%, 8/1/06                                                 55        60
   CSX Corp.,
      6.75%, 3/15/11                                                55        60
   FedEx Corp., /(1)/
      2.65%, 4/1/07                                                320       311
   Norfolk Southern Corp.,
      7.35%, 5/15/07                                                40        44
--------------------------------------------------------------------------------
                                                                             475
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $19,545)                                                            19,419

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 5.0%
--------------------------------------------------------------------------------
Banks - 0.2%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                                80        92
--------------------------------------------------------------------------------
Beverages - 0.5%
   Diageo Capital PLC,
      3.38%, 3/20/08                                               245       240
--------------------------------------------------------------------------------
Machinery - Diversified - 0.3%
   Ingersoll-Rand Co.,
      6.25%, 5/15/06                                               105       112
--------------------------------------------------------------------------------
Mining - 0.1%
   BHP Finance USA Ltd., +
      4.80%, 4/15/13                                                55       53
--------------------------------------------------------------------------------
Oil & Gas - 0.1%
   EnCana Corp., +
      4.75%, 10/15/13                                            $  45   $    42
--------------------------------------------------------------------------------
Sovereign - 0.8%
   Mexico Government International Bond,
      6.38%, 1/16/13                                               245       245
   Poland Government International Bond,
      5.25%, 1/15/14                                               120       117
--------------------------------------------------------------------------------
                                                                             362
--------------------------------------------------------------------------------
Telecommunications - 3.0%
   British Telecommunications PLC,
      8.38%, 12/15/10                                              365       427
   Deutsche Telekom International
      Finance BV,
      8.25%, 6/15/05                                               130       138
      8.50%, 6/15/10                                               135       158
   France Telecom,
      9.00%, 3/1/11                                                 65        75
   Royal KPN N.V.,
      8.00%, 10/1/10                                               100       116
   Telecom Italia Capital, /(1)/
      5.25%, 11/15/13                                              130       126
   Telefonica Europe BV,
      7.75%, 9/15/10                                               125       143
   Telefonos de Mexico SA de CV,
      4.50%, 11/19/08                                              110       106
--------------------------------------------------------------------------------
                                                                           1,289
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $2,230)                                                              2,190

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 20.2% /(2)/
--------------------------------------------------------------------------------
Fannie Mae - 12.2%
      1.88%, 9/15/05                                               530       527
      2.13%, 4/15/06 +                                             405       400
      2.38%, 2/15/07 +                                             940       918
      3.75%, 5/17/07 +                                             345       346
      6.00%, 1/18/12 +                                           1,110     1,130
      4.63%, 10/15/13 +                                            210       201

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INTERMEDIATE BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 20.2% /(2)/ CONTINUED
--------------------------------------------------------------------------------
Fannie Mae - 12.2% - (continued)
   Pool #725012,
      5.00%, 11/1/18                                          $   55     $   55
   Pool #736881,
      5.00%, 10/1/18                                             389        390
   Pool #775007,
      5.00%, 4/1/34                                              479        461
   Pool TBA, /(3)/
      5.00%, 12/31/49                                            880        879
--------------------------------------------------------------------------------
                                                                          5,307
--------------------------------------------------------------------------------
Freddie Mac - 8.0%
      1.75%, 5/15/05                                             750        749
      1.50%, 8/15/05 +                                           655        650
      2.88%, 9/15/05 +                                           355        358
      2.88%, 12/15/06 +                                          520        516
      4.88%, 3/15/07 +                                           565        588
      4.75%, 12/8/10 +                                           315        311
      4.88%, 11/15/13                                            315        308
--------------------------------------------------------------------------------
                                                                          3,480
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $8,867)                                                             8,787

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 13.1%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 13.1%
      2.00%, 8/31/05 +                                         1,405      1,405
      1.63%, 2/28/06 +                                           920        908
      2.38%, 8/15/06 +                                         1,825      1,813
      2.63%, 11/15/06 +                                          320        319
      2.63%, 3/15/09 +                                           155        147
      5.00%, 8/15/11 +                                           515        536
      4.25%, 11/15/13 +                                          620        601
--------------------------------------------------------------------------------
                                                                          5,729
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $5,786)                                                             5,729

                                                            NUMBER OF     VALUE
                                                              SHARES      (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 34.3%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(4)/                         14,948,655   $14,949
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $14,949)                                                            14,949

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 4.7%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                          $2,050       2,050
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $2,050)                                                             2,050

Total Investments - 135.3%
(Cost $59,332)                                                           58,983
   Liabilities less Other Assets - (35.3)%                              (15,391)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 43,592

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the value of these securities amounted to approximately $759,000 or 1.7% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ When-Issued Security
/(4)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                         -----------------------
                                                         FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SHORT-INTERMEDIATE BOND PORTFOLIO

                                                              PRINCIPAL
                                                                AMOUNT    VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 15.2%
--------------------------------------------------------------------------------
Automobile - 2.7%
   Daimler Chrysler Auto Trust,
      Series 2003-A, Class A4,
      2.88%, 10/8/09                                           $   580    $  578
   Daimler Chrysler Auto Trust,
      Series 2003-B, Class A4,
      2.86%, 3/9/09                                              1,100     1,089
   Triad Auto Receivables Owner Trust,
      Series 2003-B, Class A3,
      2.48%, 3/12/08                                             2,050     2,041
   WFS Financial Owner Trust,
      Series 2004-2, Class A4,
      3.54%, 11/21/11                                              790       784
--------------------------------------------------------------------------------
                                                                           4,492
--------------------------------------------------------------------------------
Commercial Mortgage Services - 2.1%
   DLJ Commercial Mortgage Corp.,
      Series 1998-CF2, Class A1B,
      6.24%, 11/12/31                                            1,065     1,145
   First Union-Lehman Brothers-Bank of
      America, Series 1998-C2, Class A2,
      6.56%, 11/18/35                                              790       857
   JP Morgan Chase Commercial Mortgage
      Securities, Series 2003-C1, Class A1,
      4.28%, 1/12/37                                               662       655
   Nationslink Funding Corp., Series 1999-1,
      Class A2,
      6.32%, 1/20/31                                               777       831
--------------------------------------------------------------------------------
                                                                           3,488
--------------------------------------------------------------------------------
Credit Card - 2.3%
   MBNA Credit Card Master Note Trust,
      Series 2001-A3, Class A3,
      1.25%, 12/15/08                                            3,750     3,756
--------------------------------------------------------------------------------
Home Equity - 3.3%
   Advanta Mortgage Loan Trust,
      Series 2000-1, Class A4,
      8.61%, 3/25/28                                               374       388
   Chase Funding Mortgage Loan Asset-
      Backed Certificates, Series 2003-4,
      Class 1A2,
      2.14%, 5/25/36                                               380       377
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                               370       368
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-4, Class AF2,
      2.66%, 10/25/33                                          $ 1,500    $1,490
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                               310       309
   EQCC Trust, Series 2002-1, Class 2A,
      1.40%, 11/25/31                                            1,190     1,193
   Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                             1,205     1,196
--------------------------------------------------------------------------------
                                                                           5,321
--------------------------------------------------------------------------------
Other - 1.9%
   ComEd Transitional Funding Trust,
      Series 1998-1, Class A5,
      5.44%, 3/25/07                                             1,703     1,733
   Residential Asset Mortgage Product,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                               575       571
   Residential Asset Mortgage Products,
      Inc., Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                               815       815
--------------------------------------------------------------------------------
                                                                           3,119
--------------------------------------------------------------------------------
Whole Loan - 2.9%
   PNC Mortgage Securities Corp.,
      Collateral Strip Rate,
      Series 1996-PR1, Class A,
      0.00%, 4/28/27                                                59        57
   Prudential Home Mortgage Securities,
      Series 1993-60, Class A3,
      6.75%, 12/25/23                                              641       640
   Washington Mutual, Series 2003-AR12,
      Class A3,
      3.36%, 2/25/34                                             1,950     1,960
   Washington Mutual, Series 2003-AR7,
      Class A5,
      3.07%, 8/25/33                                               880       858
   Washington Mutual, Series 2004-AR4,
      Class A6,
      3.81%, 6/25/34                                             1,250     1,208
--------------------------------------------------------------------------------
                                                                           4,723
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $25,147)                                                            24,899

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SHORT-INTERMEDIATE BOND PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 35.1%
--------------------------------------------------------------------------------
Auto Manufacturers - 0.4%
   DaimlerChrysler NA Holding Corp.,
      7.25%, 1/18/06                                           $  555     $  591
--------------------------------------------------------------------------------
Banks - 3.6%
   Bank of America Corp.,
      4.75%, 10/15/06                                           1,000      1,035
      5.25%, 2/1/07                                               660        688
   Bank of Boston,
      6.63%, 12/1/05                                            1,000      1,059
   Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                             1,000      1,056
   Suntrust Bank,
      2.50%, 5/4/06                                               100        100
   Wells Fargo & Co.,
      5.25%, 12/1/07                                               50         52
   Wells Fargo Bank NA,
      6.45%, 2/1/11                                             1,785      1,939
--------------------------------------------------------------------------------
                                                                           5,929
--------------------------------------------------------------------------------
Beverages - 1.0%
   Coca-Cola Enterprises, Inc.,
      5.38%, 8/15/06                                              700        735
   PepsiAmericas, Inc.,
      5.95%, 2/15/06                                              800        841
--------------------------------------------------------------------------------
                                                                           1,576
--------------------------------------------------------------------------------
Diversified Financial Services - 18.1%
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                              765        766
   American General Finance Corp.,
      4.50%, 11/15/07                                             975        991
   Associates Corp. NA,
      6.25%, 11/1/08                                              950      1,030
      6.88%, 11/15/08                                             100        111
   Bear Stearns Cos. (The), Inc.,
      4.00%, 1/31/08                                            1,000      1,000
   Boeing Capital Corp., +
      5.75%, 2/15/07                                              420        444
   Capital One Bank,
      4.88%, 5/15/08                                              450        457
   Chase Manhattan Corp., +
      7.13%, 2/1/07                                               800        875
   Citigroup, Inc.,
      5.75%, 5/10/06                                           $  330     $  348
      5.50%, 8/9/06                                             2,000      2,099
   Countrywide Home Loans, Inc.,
      4.25%, 12/19/07                                             750        757
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                              770        787
   Ford Motor Credit Co.,
      6.88%, 2/1/06                                               800        840
      5.80%, 1/12/09                                            1,980      1,987
   General Electric Capital Corp.,
      5.35%, 3/30/06 +                                          2,000      2,089
      5.00%, 6/15/07                                            2,025      2,106
   General Motors Acceptance Corp.,
      6.13%, 8/28/07                                            2,120      2,208
      6.88%, 9/15/11                                              425        433
   Goldman Sachs Group, Inc., +
      3.88%, 1/15/09                                              565        550
   Household Finance Corp.,
      3.38%, 2/21/06 +                                            850        857
      4.63%, 1/15/08                                            1,820      1,853
   International Lease Finance Corp.,
      2.95%, 5/23/06                                              285        284
      3.75%, 8/1/07                                               550        548
   John Deere Capital Corp.,
      3.90%, 1/15/08                                              725        724
   JP Morgan Chase & Co., +
      3.50%, 3/15/09                                              605        579
   Lehman Brothers Holdings, Inc.,
      6.63%, 2/5/06                                               765        813
      6.25%, 5/15/06                                              320        339
      7.00%, 2/1/08                                               500        548
   Morgan Stanley Dean Witter & Co.,
      6.10%, 4/15/06                                            1,100      1,164
      3.63%, 4/1/08                                               750        740
   National Rural Utilities Cooperative
      Finance Corp.,
      6.00%, 5/15/06                                              325        344
      3.88%, 2/15/08                                              750        748

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 35.1% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 18.1% - (continued)
   Textron Financial Corp.,
      2.75%, 6/1/06                                            $  195    $   194
      5.88%, 6/1/07                                               180        193
--------------------------------------------------------------------------------
                                                                          29,806
--------------------------------------------------------------------------------
Electric - 1.7%
   Duke Energy Corp., +
      3.75%, 3/5/08                                               275        272
   Florida Power & Light Co.,
      6.88%, 12/1/05                                            1,020      1,084
   FPL Group Capital, Inc.,
      3.25%, 4/11/06                                              500        503
   Public Service Electric & Gas,
      4.00%, 11/1/08                                              880        870
--------------------------------------------------------------------------------
                                                                           2,729
--------------------------------------------------------------------------------
Environmental Control - 0.1%
   Waste Management, Inc.,
      7.00%, 10/1/04                                              135        137
--------------------------------------------------------------------------------
Food - 0.2%
   Safeway, Inc.,
      6.15%, 3/1/06                                               355        373
--------------------------------------------------------------------------------
Insurance - 0.9%
   Marsh & McLennan Cos, Inc., +
      3.63%, 2/15/08                                              380        376
   Principal Life Income Funding Trusts, +
      3.20%, 4/1/09                                               400        381
   Protective Life Secured Trust,
      3.70%, 11/24/08                                             405        397
   Prudential Financial, Inc., +
      3.75%, 5/1/08                                               275        273
--------------------------------------------------------------------------------
                                                                           1,427
--------------------------------------------------------------------------------
Media - 2.7%
   AOL Time Warner, Inc.,
      6.13%, 4/15/06                                               50         53
      6.15%, 5/1/07 +                                             900        956
   COX Communications, Inc.,
      6.88%, 6/15/05                                              700        731
      7.75%, 8/15/06                                              270        295
   News America, Inc., +
      6.63%, 1/9/08                                               325        352
   Reed Elsevier Capital, Inc.,
      6.13%, 8/1/06                                               720        772
   Univision Communications, Inc.,
      3.50%, 10/15/07                                          $  160    $   158
      3.88%, 10/15/08                                             160        156
   Viacom, Inc.,
      7.75%, 6/1/05                                             1,000      1,055
--------------------------------------------------------------------------------
                                                                           4,528
--------------------------------------------------------------------------------
Oil & Gas - 2.1%
   ConocoPhillips,
      8.50%, 5/25/05                                              100        106
      3.63%, 10/15/07                                           2,000      1,994
   Devon Energy Corp.,
      2.75%, 8/1/06                                               170        168
   USX Corp.,
      6.85%, 3/1/08                                               400        439
   Valero Energy Corp.,
      3.50%, 4/1/09                                               750        711
--------------------------------------------------------------------------------
                                                                           3,418
--------------------------------------------------------------------------------
Pipelines - 0.8%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                              795        829
   Duke Capital LLC, +
      4.37%, 3/1/09                                               500        486
--------------------------------------------------------------------------------
                                                                           1,315
--------------------------------------------------------------------------------
Retail - 0.6%
   Target Corp., +
      3.38%, 3/1/08                                             1,000        982
--------------------------------------------------------------------------------
Telecommunications - 1.3%
   AT&T Wireless Services, Inc.,
      7.50%, 5/1/07                                               500        550
   Sprint Capital Corp.,
      6.00%, 1/15/07                                              595        626
   Verizon Wireless Capital LLC,
      5.38%, 12/15/06                                           1,005      1,053
--------------------------------------------------------------------------------
                                                                           2,229
--------------------------------------------------------------------------------
Transportation - 1.6%
   Caliber System, Inc.,
      7.80%, 8/1/06                                               515        563
   CSX Corp.,
      9.00%, 8/15/06                                              800        895
   FedEx Corp., /(1)/
      2.65%, 4/1/07                                               850        825

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SHORT-INTERMEDIATE BOND PORTFOLIO (continued)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 35.1% - CONTINUED
--------------------------------------------------------------------------------
Transportation - 1.6% - (continued)
   Norfolk Southern Corp.,
      7.35%, 5/15/07                                           $   280   $   308
--------------------------------------------------------------------------------
                                                                           2,591
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $57,454)                                                            57,631

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 1.3%
--------------------------------------------------------------------------------
Beverages - 0.2%
   Diageo Capital PLC,
      3.38%, 3/20/08                                               450       440
--------------------------------------------------------------------------------
Machinery - Diversified - 0.5%
   Ingersoll-Rand Co.,
      6.25%, 5/15/06                                               725       770
--------------------------------------------------------------------------------
Regional - 0.6%
   Province of Ontario, +
      3.50%, 9/17/07                                               965       958
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $2,179)                                                              2,168

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 21.3% /(2)/
--------------------------------------------------------------------------------
Fannie Mae - 15.9%
      1.88%, 9/15/05                                               625       622
      2.13%, 4/15/06 +                                           4,000     3,955
      2.38%, 2/15/07 +                                           8,605     8,401
      3.75%, 5/17/07 +                                           1,300     1,303
      3.38%, 12/15/08                                            4,345     4,208
   Pool #555649,
      7.50%, 10/1/32                                               836       894
   Pool #555750,
      5.00%, 9/1/18                                                475       476
   Pool #725012,
      5.00%, 11/1/18                                             1,075     1,076
   Pool #753715,
      6.00%, 5/1/18                                              1,981     2,058
   Pool TBA, /(3)/
      5.00%, 12/31/49                                            3,135     3,131
--------------------------------------------------------------------------------
                                                                          26,124
--------------------------------------------------------------------------------
Freddie Mac - 5.4%
      1.50%, 8/15/05 +                                         $ 5,630   $ 5,587
      2.88%, 12/15/06                                            1,005       998
      4.88%, 3/15/07 +                                           1,565     1,630
      4.75%, 12/8/10 +                                             575       567
--------------------------------------------------------------------------------
                                                                           8,782
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $35,220)                                                            34,906

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 22.1%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 22.1%
      1.63%, 9/30/05 +                                             230       229
      1.63%, 2/28/06 +                                          21,395    21,114
      2.38%, 8/15/06 +                                           6,985     6,939
      2.63%, 11/15/06 +                                          4,525     4,503
      2.63%, 3/15/09 +                                           3,775     3,587
--------------------------------------------------------------------------------
                                                                          36,372
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $36,595)                                                            36,372

                                                              NUMBER OF   VALUE
                                                               SHARES     (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY - 38.2%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(4)/                          62,647,010   62,647
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $62,647)                                                            62,647

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 6.1%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                         $10,085    $ 10,085
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $10,085)                                                           10,085

--------------------------------------------------------------------------------
Total Investments - 139.3%
--------------------------------------------------------------------------------
(Cost $229,327)                                                         228,708
   Liabilities less Other Assets - (39.3)%                              (64,486)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $164,222

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the value of these securities amounted to approximately $825,000 or 0.5% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ When-Issued Security
/(4)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49 FIXED INCOME PORTFOLIOS

-----------------------
FIXED INCOME PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES PORTFOLIO
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 54.8% /(1)/
--------------------------------------------------------------------------------
Fannie Mae - 40.7%
      2.13%, 4/15/06 +                                        $   260    $   257
      5.25%, 4/15/07 +                                         13,870     14,579
      3.75%, 5/17/07 +                                          1,200      1,203
      3.25%, 1/15/08 +                                          4,250      4,183
      3.38%, 12/15/08                                           2,330      2,257
   Pool #555649,
      7.50%, 10/1/32                                              602        644
   Pool #725012,
      5.00%, 11/1/18                                            2,329      2,332
   Pool #725185,
      5.00%, 2/1/19                                             8,234      8,242
   Pool #736881,
      5.00%, 10/1/18                                            1,144      1,145
   Pool #753715,
      6.00%, 12/1/18                                            1,441      1,497
   Pool #777357,
      4.50%, 5/1/19                                             6,000      5,868
   Pool TBA, /(2)/
      5.00%, 12/31/49                                           5,900      5,892
--------------------------------------------------------------------------------
                                                                          48,099
--------------------------------------------------------------------------------
Federal Farm Credit Bank - 5.0%
      1.85%, 3/3/06                                             6,000      5,915
--------------------------------------------------------------------------------
Freddie Mac - 8.3%
      3.25%, 11/15/04 +                                         5,000      5,045
      2.38%, 4/15/06                                            3,500      3,483
      4.25%, 5/4/09 +                                             820        812
      4.75%, 12/8/10 +                                            425        420
   Pool #410092,
      3.39%, 11/1/24                                               34         35
--------------------------------------------------------------------------------
                                                                           9,795
--------------------------------------------------------------------------------
Freddie Mac Gold - 0.8%
   Pool #E91020,
      5.50%, 8/1/17                                               965        987
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $65,502)                                                            64,796

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 34.1%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 34.1%
      6.50%, 8/15/05 +                                        $ 4,225    $ 4,451
      1.63%, 2/28/06 +                                         17,800     17,566
      2.63%, 11/15/06 +                                        13,350     13,285
      3.50%, 11/15/06 +                                         5,000      5,078
--------------------------------------------------------------------------------
                                                                          40,380
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $40,757)                                                            40,380

                                                              NUMBER OF   VALUE
                                                                SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANY- 36.2%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio /(3)/                          42,889,920   42,890
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $42,890)                                                            42,890

                                                           PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)       (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 15.7%
--------------------------------------------------------------------------------
   FHLB Discount Note,
      0.79%, 6/1/04                                          $18,548     18,548
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $18,548)                                                           18,548

--------------------------------------------------------------------------------
Total Investments - 140.8%
--------------------------------------------------------------------------------
(Cost $167,697)                                                         166,614
   Liabilities less Other Assets - (40.8)%                              (48,259)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $118,355

/(1)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(2)/ When-Issued Security
/(3)/ Investment relates to cash collateral received from portfolio securities loaned.

+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

FIXED INCOME PORTFOLIOS 50 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                        FIXED INCOME PORTFOLIOS
                                                                           ----
       NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2004 (UNAUDITED)




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 23 portfolios (the "Portfolios"), each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The International Bond, Bond, Core Bond, U.S. Treasury Index, Intermediate Bond, Short-Intermediate Bond, and U.S. Government Securities Portfolios (collectively, the "Portfolios") are separate investment portfolios of the Trust, all of which are diversified portfolios except for the International Bond Portfolio, which is a non-diversified portfolio of the Trust. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers.

Northern Trust Investments, N.A. ("NTI") (formerly known and conducting business as Northern Trust Investments, Inc.), and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the International Bond, Bond, Intermediate Bond and Short-Intermediate Bond Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust is the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements for the fixed income portfolios.

Each of the fixed income Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. As of May 31, 2004, Class A, Class C and Class D shares are outstanding for certain Portfolios.


2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq National Market System are principally valued at the regular trading session closing price on the exchange or system in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at net asset value. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)



factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio's NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) STRIPPED SECURITIES - Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities vary inversely with changes in interest rates.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the London exchange normally as of approximately 10:00 A.M. CST. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

E) WHEN ISSUED/DELAYED DELIVERY SECURITIES - Certain Portfolios may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into the commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the Net Asset Value. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until settlement takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. When-Issued securities as of May 31, 2004 are noted in each of the Portfolio's Schedule of Investments and Statement of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

G) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

H) PORTFOLIO SECURITIES LOANED - Certain Portfolios participate in Northern Trust's securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) as of May 31, 2004. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission

FIXED INCOME PORTFOLIOS 52 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



in August, 2001, each of the Portfolios has invested cash collateral in Northern Institutional Funds -- Liquid Assets Portfolio, one of the Trust's money market funds. Non-cash collateral is held in custody for the Portfolios. Each Portfolio's percentage of ownership in Liquid Assets Portfolio is less than 5%. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned (105% for international securities and 102% for domestic securities). However, in the event of default or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. Income (net of fees) is disclosed as investment income on each Portfolio's Statement of Operations.

The fair value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios as of May 31, 2004, were as follows:

                                       CASH        NON-CASH
                           FAIR     COLLATERAL    COLLATERAL
                         VALUE OF     HELD ON       HELD ON         FEES
                        SECURITIES   BEHALF OF     BEHALF OF     EARNED BY
   Amounts in thousands   LOANED   THE PORTFOLIO THE PORTFOLIO NORTHERN TRUST
   --------------------------------------------------------------------------
    Bond                 $50,918      $41,316       $10,695          $4
    Core Bond             17,142       13,455         4,082           3
    U.S. Treasury
     Index                20,371       10,887         9,903           5
    Intermediate Bond     15,807       14,949         1,196           3
    Short-Intermediate
     Bond                 65,746       62,647         4,454          12
    U.S. Government
     Securities           53,262       42,890        11,420           8
   --------------------------------------------------------------------------

The following Portfolios had loaned securities in excess of 5% of net assets to the following individual broker/dealer at May 31, 2004. No other loans to individual broker/dealer exceeded 5% of each respective Portfolio's net assets as of May 31, 2004.

                                                         % OF SECURITIES
                                                       LOANED WITH RESPECT
      Portfolio                    BROKER/DEALER          TO NET ASSETS
      --------------------------------------------------------------------
      Core Bond               Lehman Brothers Inc.             5.1%
      U.S. Treasury Index     Goldman, Sachs & Co.            12.5%
                              Lehman Brothers Inc.             5.9%
                              UBS Securities LLC              10.2%
      Intermediate Bond       Merrill Lynch Government
                              Securities Inc.                  7.1%
      Short-Intermediate Bond Goldman, Sachs & Co.
                              Lehman Brothers Inc.             7.7%
                              Merrill Lynch Government         7.0%
                              Securities Inc.                 16.9%
      U.S. Government         Barclays Capital Inc.           11.1%
       Securities             Goldman, Sachs & Co.            10.5%
                              Lehman Brothers Inc.             6.3%
                              UBS Securities LLC               5.3%
      --------------------------------------------------------------------

I) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                     -------------------------------------
                      International Bond          Annually
                      Bond                         Monthly
                      Core Bond                    Monthly
                      U.S. Treasury Index          Monthly
                      Intermediate Bond            Monthly
                      Short-Intermediate Bond      Monthly
                      U.S. Government Securities   Monthly
                     -------------------------------------

Each Portfolio's net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

J) FEDERAL INCOME TAXES - It is each Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2003, through the fiscal year ended November 30, 2003, the following Portfolios incurred net capital losses for which each Portfolio intends to treat as having been incurred in the following fiscal year:

                          Amount in thousands
                          ---------------------------
                          Intermediate Bond        $9
                          Short-Intermediate Bond 153
                          ---------------------------

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 53 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




At November 30, 2003, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows:

                                       NOVEMBER 30, NOVEMBER 30,
               Amount in thousands         2008         2010
               -------------------------------------------------
               International Bond           $ --         $528
               Bond                           --       17,797
               Core Bond                      --          316
               Intermediate Bond           1,186           --
               Short-Intermediate Bond    10,005        2,589
               -------------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2003, the tax components of undistributed net investment income and realized gains were as follows:

                                               UNDISTRIBUTED
                                     ---------------------------------
                                     TAX-EXEMPT ORDINARY   LONG-TERM
          Amount in thousands          INCOME   INCOME*  CAPITAL GAINS
          ------------------------------------------------------------
          International Bond            $ --     $1,497      $ --
          Bond                            --      1,392        --
          Core Bond                       --         79        --
          U.S. Treasury Index             --        121       691
          Intermediate Bond               --         33        --
          Short-Intermediate Bond         --         10        --
          U.S. Government Securities      --      1,219       701
          ------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2003, were as follows:

                                            DISTRIBUTIONS FROM
                                     ---------------------------------
                                     TAX-EXEMPT ORDINARY   LONG-TERM
          Amount in thousands          INCOME   INCOME*  CAPITAL GAINS
          ------------------------------------------------------------
          International Bond            $ --     $1,268       $ --
          Bond                            --     29,492         --
          Core Bond                       --      4,505         --
          U.S. Treasury Index             --      2,147      1,076
          Intermediate Bond               --      1,465         --
          Short-Intermediate Bond         --      5,345         --
          U.S. Government Securities      --      4,889        701
          ------------------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2004, the investment advisers voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations.

The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2004, are as follows:

                                                           ADVISORY
                                          ANNUAL     LESS  FEE AFTER
                                       ADVISORY FEE WAIVER  WAIVER
            --------------------------------------------------------
            International Bond             0.85%     0.15%   0.70%
            Bond                           0.40      0.15    0.25
            Core Bond                      0.40      0.15    0.25
            U.S. Treasury Index            0.30      0.15    0.15
            Intermediate Bond              0.40      0.15    0.25
            Short-Intermediate Bond        0.40      0.15    0.25
            U.S. Government Securities     0.40      0.15    0.25
            --------------------------------------------------------

The waivers described previously are voluntary and may be terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.01%, 0.10% and 0.15% of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class specific Transfer Agent Fees for the six months ended May 31, 2004, were as follows:


               Amounts in thousands       CLASS A CLASS C CLASS D
               --------------------------------------------------
               International Bond           $1     $ --    $ --
               Bond                         27        2      --
               Core Bond                     6       --      --
               U.S. Treasury Index           2        1       2
               Intermediate Bond             2       --      --
               Short-Intermediate Bond       8       --      --
               U.S. Government Securities    6       --       1
               --------------------------------------------------

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. Custodian credits are reflected in the Portfolios' Statements of Operations.

FIXED INCOME PORTFOLIOS 54 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)




4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of 0.10% (0.15% in the case of the International Bond Portfolio) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIE for their duties as investment advisers and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10% of a Portfolio's average daily net assets
(0.25% for the International Bond Portfolio), the co-administrators will reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2004, under such arrangements, are shown on the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" in the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2004, the amounts payable were approximately $3,000 for the Bond Portfolio, and $1,000 for each of the other Portfolios.

5   SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15% and 0.25% of the average daily net assets of the outstanding Class C and D shares, respectively.

Class specific Shareholder Servicing Fees for the six months ended May 31, 2004, were as follows:

                   Amounts in thousands       CLASS C CLASS D
                   ------------------------------------------
                   Bond                         $3     $ --
                   U.S. Treasury Index           2        3
                   U.S. Government Securities   --        1
                   ------------------------------------------

6   INVESTMENT TRANSACTIONS
For the six months ended May 31, 2004, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments), for the Portfolios were as follows:

                                   PURCHASES                 SALES
                             ---------------------- -----------------------
     Amount in thousands     U.S. GOVERNMENT OTHER  U.S. GOVERNMENT  OTHER
     ----------------------------------------------------------------------
     International Bond             $ --       $563        $ --        $666
     Bond                        379,295     86,710     457,545     195,283
     Core Bond                    57,500     13,645      69,684      13,711
     U.S. Treasury Index          17,319         --      34,210          --
     Intermediate Bond            23,241      7,181      25,613       6,450
     Short-Intermediate Bond     144,304     19,426     145,448      15,846
     U.S. Government
      Securities                 143,365         --     157,787          --
     ----------------------------------------------------------------------

At May 31, 2004, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                        NET          COST
                          UNREALIZED   UNREALIZED   APPRECIATION   BASIS OF
    Amounts in thousands APPRECIATION DEPRECIATION (DEPRECIATION) SECURITIES
    ------------------------------------------------------------------------
    International Bond      $1,229         $(15)       $1,214      $10,186
    Bond                     3,568      (14,283)      (10,715)     460,165
    Core Bond                  488       (2,376)       (1,888)     132,273
    U.S. Treasury Index        379         (947)         (568)      59,822
    Intermediate Bond          242         (591)         (349)      59,332
    Short-Intermediate
     Bond                      683       (1,302)         (619)     229,327
    U.S. Government
     Securities                 94       (1,177)       (1,083)     167,697
    ------------------------------------------------------------------------

      NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 55 FIXED INCOME PORTFOLIOS

---------------------------------------------------------
    FIXED INCOME PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)
                                                       MAY 31, 2004 (UNAUDITED)




7   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Inter Bank Offer
Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement.

Interest expense, if any, for the six months ended May 31, 2004 was less than $1,000 for each Portfolio.

8   CAPITAL SHARE TRANSACTIONS
Transactions in Class A Shares for the six months ended May 31, 2004 were as follows:

                                                                   NET
                                       REINVESTED                INCREASE
     Amounts in thousands       SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
     ---------------------------------------------------------------------
     International Bond            43       42            48          37
     Bond                       1,607      623        12,194      (9,964)
     Core Bond                  2,043      114         1,927         230
     U.S. Treasury Index          405       53         1,281        (823)
     Intermediate Bond            291       30           403         (82)
     Short-Intermediate Bond    3,892       91         4,008         (25)
     U.S. Government Securities   310      158           513         (45)
     ---------------------------------------------------------------------

Transactions in Class A shares for the fiscal year ended November 30, 2003 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        International Bond      97        30          897        (770)
        Bond                 5,609     1,316       12,661      (5,736)
        Core Bond            9,031       291        8,685         637
        U.S. Treasury Index  1,775       100        1,205         670
        Intermediate Bond    1,332        53        1,401         (16)
        Short-Intermediate
         Bond                6,333       229        8,111      (1,549)
        U.S. Government
         Securities          2,438       264        2,188         514
        ---------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2004 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        Bond                   3         4           --           7
        U.S. Treasury Index   13         2           26         (11)
        ---------------------------------------------------------------

Transactions in Class C shares for the fiscal year ended November 30, 2003 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        Bond                  57        16           392        (319)
        U.S. Treasury Index   60         7           111         (44)
        ---------------------------------------------------------------

Transactions in Class D shares for the six months ended May 31, 2004 were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        International Bond    11        --           --          11
        Bond                   4         1            2           3
        U.S. Treasury Index   65        --           30          35
        Intermediate Bond      1        --            1          --
        Short-Intermediate
        Bond                  15        --            2          13
        U.S. Government
         Securities            4         1           54         (49)
        ---------------------------------------------------------------

Transactions in Class D shares for the fiscal year ended November 30, 2003 were as follows:

                                                                  NET
                                      REINVESTED                INCREASE
       Amounts in thousands    SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
       ------------------------------------------------------------------
       International Bond       25        --           31          (6)
       Bond                      1         1            2          --
       U.S. Treasury Index      98         1           25          74
       Intermediate Bond         2        --           --           2
       Short-Intermediate Bond   2        --            2          --
       U.S. Government
        Securities              13         3            7           9
       ------------------------------------------------------------------

FIXED INCOME PORTFOLIOS 56 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                                NIF SAR FIX 7/04
--------------------------------------------------------------------------------

(C) 2004 Northern Institutional Funds
Northern Funds Distributors, LLC, not affiliated with Northern Trust   ----------------
                                                                           PRESORTED
                                                                           STANDARD
                                                                         U.S. POSTAGE
                                                                             PAID
                                                                       CAROL STREAM, IL
                                                                         PERMIT NO. 1
                                                                       ----------------

50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/637-1380
northerninstitutionalfunds.com

NORTHERN(R)
INSTITUTIONAL FUNDS

       Managed by
[LOGO] Northern Trust

                                                                    MAY 31, 2004

NORTHERN INSTITUTIONAL FUNDS
Equity Portfolios

                                     [PHOTO]

                                                               Semiannual Report

TRUST NORTHERN for investment solutions             NORTHERN (R)
                                                    INSTITUTIONAL FUNDS

                                                                  Managed by
                                                           [LOGO] Northern Trust
a MESSAGE from

                                    [PHOTO]

                               Orie L. Dudley Jr.
                            CHIEF INVESTMENT OFFICER

STOCK MARKETS around the world delivered solid gains during the semiannual period ended May 31, 2004, masking the broad market weakness that characterized the investment environment since early March. This mixed picture reflected the countervailing forces at work in the market. On the positive side, the world economy entered into a strong, self-sustaining and vigorous expansion. In the United States, for example, the economy experienced its strongest growth in two decades, and recent data indicated that the expansion was broadening. Job growth, retail sales and durable goods orders were much better than expected. And business and consumer confidence surveys, showed further indications of a strong, growing economy.

This good news was accompanied by an important negative, however: the growing possibility that the U.S. Federal Reserve will increase interest rates in order to keep inflation at bay. The "real" federal funds rate (the federal funds rate minus the inflation rate) stood at -0.2 percent, compared to an average real rate of approximately 2.6 percent for the years 1960 to 2000. Therefore, the Federal Reserve would have to raise interest rates by as much as three percentage points to get monetary policy back to a neutral, non-stimulative level.

With economic reports showing stronger job growth and a possible uptick in inflation, all the necessary factors for the Fed to begin raising rates have fallen into place. Investors also became disconcerted by higher oil prices, the continuing turmoil in Iraq and China's implementation of measures to cool its economy. Amid this challenging environment, the relative performance of higher-beta areas such as small-caps, emerging markets equities and technology stocks cooled in relation to more defensive areas of the market. In addition, interest-rate sensitive sectors -- such as financials and homebuilders -- underperformed.

Clearly, market participants have been focusing on the negatives for the past three months. However, the recent concerns obscured the fact that the market was still in the midst of a record corporate earnings cycle. First quarter profit and cash flow reports were better than expected, and corporations increased their future estimates. Margins and profitability also reached record levels, due largely to the powerful combination of higher revenues, lower taxes, lower interest expenses and improving productivity. Each of these variables was reasonably favorable and continued to show strength as the cycle unfolded. At the same time, the financial health of corporations continued to strengthen, leading to dividend increases and share repurchases. Most important, businesses began investing again for future growth via capital improvements, higher spending on advertising and inventories, and increased hiring. This was the case not only in the United States, but also around the world.

We believe that these positive factors have not been fully reflected in investor expectations due to the focus on the interest rate outlook and the other issues that emerged during the second half of the period. It is important, however, not to underestimate the power of the current profits cycle. With the business cycle still healthy and corporate profits surprising on the upside, we believe the fundamentals supporting the global stock markets remain in place.

Sincerely,


/s/ Orie L. Dudley Jr.
------------------------
Orie L. Dudley Jr.
Chief Investment Officer
Northern Trust

               ----------------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----
       TABLE OF CONTENTS



The report has been prepared for the general information of Northern Institutional Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds prospectus, which contains more complete information about Northern Institutional Funds' investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

This report contains certain forward-looking statements about factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management's predictions and expectations concerning certain future events, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of Northern Institutional Funds' Proxy Voting Policies and Procedures is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the Securities and Exchange Commission's Web site at sec.gov or by calling 800/637-1380.

Northern Fund Distributors, LLC, not affiliated with Northern Trust.

                               NOT FDIC INSURED
--------------------------------------------------------------------------------
                       May lose value/No bank guarantee


 2  STATEMENTS OF ASSETS AND LIABILITIES

 4  STATEMENTS OF OPERATIONS

 6  STATEMENTS OF CHANGES IN NET ASSETS

 8  FINANCIAL HIGHLIGHTS

    SCHEDULES OF INVESTMENTS

    21  INTERNATIONAL GROWTH PORTFOLIO

    23  INTERNATIONAL EQUITY INDEX PORTFOLIO

    37  SMALL COMPANY GROWTH PORTFOLIO

    40  SMALL COMPANY INDEX PORTFOLIO

    65  MID CAP GROWTH PORTFOLIO

    67  FOCUSED GROWTH PORTFOLIO

    70  DIVERSIFIED GROWTH PORTFOLIO

    72  EQUITY INDEX PORTFOLIO

    80  BALANCED PORTFOLIO

87  NOTES TO THE FINANCIAL STATEMENTS

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                   SMALL       SMALL
                                                                 INTERNATIONAL   INTERNATIONAL    COMPANY     COMPANY
Amounts in thousands,                                                GROWTH       EQUITY INDEX     GROWTH      INDEX
except per share data                                              PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
ASSETS:

Investments, at cost                                               $129,462        $ 59,548      $ 30,003    $ 82,021
Investments, at fair value                                         $147,645        $ 73,952      $ 31,843    $102,715
Cash                                                                     --               1             1           1
Foreign currencies, at fair value (cost: $3,738, $1,003)              3,752           1,025            --          --
Interest income receivable                                               --              --            --          --
Dividend income receivable                                              327             188             6          40
Receivable for foreign tax withheld                                     150              84            --          --
Receivable for securities sold                                        1,037             542           539         150
Receivable for variation margin on futures contracts                     --              13            --           1
Receivable for fund shares sold                                          --              --            --          --
Receivable from affiliated administrator                                  2               8             8          27
Unrealized gain on forward foreign currency exchange contracts           14             125            --          --
Prepaid and other assets                                                 12               8             3           3
Total Assets                                                        152,939          75,946        32,400     102,937
----------------------------------------------------------------------------------------------------------------------
LIABILITIES:

Unrealized loss on forward foreign currency exchange contracts            7               2            --          --
Payable upon return of securities loaned                             12,076           8,324         8,008      30,637
Payable for securities purchased                                      2,616             911           413          --
Payable for variation margin on futures contracts                        --              13            --          --
Payable for fund shares redeemed                                         --              --            --          --
Payable to affiliates:
   Investment advisory fees                                             100              14            16          12
   Co-administration fees                                                19               8             2           6
   Custody and accounting fees                                           --              11            --         104
   Shareholder servicing fees                                             8              --            --           1
   Transfer agent fees                                                    1               1            --           1
Accrued registration fees and other liabilities                           8               8             8           8
Total Liabilities                                                    14,835           9,292         8,447      30,769
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                         $138,104        $ 66,654      $ 23,953    $ 72,168
----------------------------------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:

Capital stock                                                      $170,708        $ 71,450      $ 44,562    $105,739
Undistributed net investment income (loss)                              501              (2)          (42)        853
Accumulated undistributed net realized gain (loss)                  (51,320)        (19,303)      (22,407)    (55,123)
Net unrealized appreciation                                          18,215          14,509         1,840      20,699
Net Assets                                                         $138,104        $ 66,654      $ 23,953    $ 72,168
----------------------------------------------------------------------------------------------------------------------
Net Assets:

   Class A                                                         $137,612        $ 66,533      $ 23,929    $ 71,898
   Class C                                                               --              --            --          --
   Class D                                                              492             121            24         270

Total Shares Outstanding (no par value), Unlimited Shares
   Authorized:

   Class A                                                           16,348           6,561         3,115       5,727
   Class C                                                               --              --            --          --
   Class D                                                               58              12             3          22

Net Asset Value, Redemption and Offering Price Per Share:

   Class A                                                         $   8.42        $  10.14      $   7.68    $  12.55
   Class C                                                               --              --            --          --
   Class D                                                             8.43            9.93          7.61       12.40
----------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 2 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        May 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 MID CAP     FOCUSED    DIVERSIFIED     EQUITY
  GROWTH      GROWTH       GROWTH       INDEX      BALANCED
PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
-----------------------------------------------------------



$ 28,354    $212,088      $50,778     $668,732     $147,797
$ 30,535    $232,342      $54,641     $766,792     $153,185
       1          --            1            4        1,965
      --          --           --           --           --
      --           1           --            1          375
      10         201           56        1,134          110
      --          --           --           --           --
      54       8,540          190           --          404
      --          --           --           --           --
      --          --           --           22           --
       8           9            7           24            8
      --          --           --           --           --
       1           1            1            3            7
  30,609     241,094       54,896      767,980      156,054
-----------------------------------------------------------


      --          --           --           --           --
   4,592       5,904        4,815       51,751       15,436
      --      18,276           --           --           --
      --          --           --           15           --
      --          --           --            2           --

      17         136           27           60           59
       2          18            4           60           12
       1           4            1           26            2
       2          24            1           64            1
       1           3           --           11            1
     310          12            9           27           11
   4,925      24,377        4,857       52,016       15,522
-----------------------------------------------------------
$ 25,684    $216,717      $50,039     $715,964     $140,532
-----------------------------------------------------------


$ 34,097    $265,807      $47,918     $639,350     $134,778
     (81)        107           87          265           49
 (10,513)    (69,451)      (1,829)     (21,756)         317
   2,181      20,254        3,863       98,105        5,388
$ 25,684    $216,717      $50,039     $715,964     $140,532
-----------------------------------------------------------


$ 21,393    $199,430      $49,525     $673,761     $135,164
   3,886      16,055           --       30,034        4,907
     405       1,232          514       12,169          461




   2,147      17,567        6,881       46,589       11,470
     393       1,439           --        2,085          417
      41         113           74          846           39



$   9.96    $  11.35      $  7.20     $  14.46     $  11.78
    9.89       11.16           --        14.40        11.78
    9.83       10.87         6.92        14.38        11.70
-----------------------------------------------------------

See Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                    SMALL       SMALL
                                                                  INTERNATIONAL   INTERNATIONAL    COMPANY     COMPANY
                                                                      GROWTH       EQUITY INDEX     GROWTH      INDEX
Amounts in thousands                                                PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividend income                                                     $ 1,850/(1)/     $  925/(2)/   $    81     $  425
Interest income                                                          12              15              3          6
Net income from securities loaned                                        13               7             12         20
   Total Investment Income                                            1,875             947             96        451
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:

Investment advisory fees                                                698             113            144        114
Co-administration fees                                                  116              49             15         38
Custody and accounting fees                                              67              50             21        131
Transfer agent fees                                                       8               3              1          4
Registration fees                                                        13              13             13         13
Printing fees                                                             4               4              4          4
Professional fees                                                         3               3              3          3
Shareholder servicing fees                                                1              --             --         --
Trustee fees and expenses                                                 2               3              2          2
Other                                                                     6               5              5          5
-----------------------------------------------------------------------------------------------------------------------
Total Expenses:                                                         918             243            208        314

   Less voluntary waivers of investment advisory fees                   (77)            (32)           (23)       (38)
   Less expenses reimbursed by administrator                            (17)            (45)           (47)      (158)
   Net Expenses                                                         824             166            138        118
-----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                          1,051             781            (42)       333
-----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains on:

   Investments                                                       18,420             669          3,939      2,050
   Futures contracts                                                    341             186             --        131
   Foreign currency transactions                                         77             103             --         --
Net change in unrealized appreciation (depreciation) on:
   Investments                                                       (7,831)          4,445         (5,822)       947
   Futures contracts                                                     --            (113)            --       (116)
   Foreign currency transactions and forward foreign currency
      exchange contracts                                                 29              61             --         --
   Translation of other assets and liabilities denominated in
      foreign currencies                                                 (8)             (2)            --         --
   Net Gains (Losses) on Investments and Foreign Currency            11,028           5,349         (1,883)     3,012
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations     $12,079          $6,130        $(1,925)    $3,345
-----------------------------------------------------------------------------------------------------------------------

/(1)/ Net of $124 in non-reclaimable foreign withholding taxes.
/(2)/ Net of $79 in non-reclaimable foreign withholding taxes.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 4 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

 MID CAP     FOCUSED    DIVERSIFIED     EQUITY
  GROWTH      GROWTH       GROWTH       INDEX      BALANCED
PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO
-----------------------------------------------------------



 $    53    $  1,034      $   295      $ 6,056     $   508
       1          47            2           36         879
       4           9            1           23           8
      58       1,090          298        6,115       1,395
-----------------------------------------------------------


     133         949          209          734         419
      15         112           28          367          70
      16          24           14           83          22
       3          19            3           57           9
      16          17           13           17          13
       4           4            4           12           4
       3           3            3            8           3
       3          14            1           35           4
       2           2            2            6           2
       6           5            6           11           5
-----------------------------------------------------------
     201       1,149          283        1,330         551

     (15)       (112)         (28)        (367)        (70)
     (47)        (54)         (41)        (137)        (49)
     139         983          214          826         432
-----------------------------------------------------------
     (81)        107           84        5,289         963
-----------------------------------------------------------




   2,871      17,076        5,211        5,103       5,290
      --          --           --          814          --
      --          --           --           --          --

  (2,766)    (14,498)      (3,860)      35,924      (4,437)
      --          --           --         (234)         --

      --          --           --           --          --

      --          --           --           --          --
     105       2,578        1,351       41,607         853
-----------------------------------------------------------
 $    24    $  2,685      $ 1,435      $46,896     $ 1,816
-----------------------------------------------------------

See Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                                        SMALL
                                                                        INTERNATIONAL         INTERNATIONAL            COMPANY
                                                                            GROWTH             EQUITY INDEX             GROWTH
                                                                          PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                                     -------------------   -------------------   -------------------
Amounts in thousands                                                   2004       2003       2004       2003       2004       2003
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:

Net investment income (loss)                                         $  1,051   $  1,118   $    781   $  1,519   $    (42)  $  (166)
Net realized gains (losses)                                            18,838      5,910        958    (15,065)     3,939     2,999
Net change in unrealized appreciation (depreciation)                   (7,810)    17,160      4,391     28,398     (5,822)    4,711
   Net Increase (Decrease) in Net Assets Resulting from Operations     12,079     24,188      6,130     14,852     (1,925)    7,544
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARE TRANSACTIONS:

Proceeds from shares sold                                              35,274     57,347     16,540     44,459      3,331     6,346
Reinvestment of dividends                                                 541        602      1,696      1,000         --        --
Payments for shares redeemed                                          (43,924)   (71,443)   (14,783)   (80,694)   (11,088)   (9,481)
   Net Increase (Decrease) in Net Assets Resulting from Class
      A Share Transactions                                             (8,109)   (13,494)     3,453    (35,235)    (7,757)   (3,135)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARE TRANSACTIONS:

Proceeds from shares sold                                                  --         --         --         --         --        --
Reinvestment of dividends                                                  --         --         --         --         --        --
Payments for shares redeemed                                               --         --         --         --         --        --
   Net Increase (Decrease) in Net Assets Resulting from Class
      C Share Transactions                                                 --         --         --         --         --        --
------------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARE TRANSACTIONS:

Proceeds from shares sold                                                 266         82         33         --          8        16
Reinvestment of dividends                                                  --         --         --         --         --        --
Payments for shares redeemed                                              (98)    (1,155)        (2)        --        (37)       (1)
   Net Increase (Decrease) in Net Assets Resulting from Class
      D Share Transactions                                                168     (1,073)        31         --        (29)       15
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:

From net investment income                                               (973)      (998)    (2,281)    (1,301)        --        --
From net realized gains                                                    --         --         --         --         --        --
   Total Distributions to Class A Shareholders                           (973)      (998)    (2,281)    (1,301)        --        --
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:

From net investment income                                                 --         --         --         --         --        --
From net realized gains                                                    --         --         --         --         --        --
   Total Distributions to Class C Shareholders                             --         --         --         --         --        --
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D SHAREHOLDERS:

From net investment income                                                 --         (2)        (3)        (1)        --        --
From net realized gains                                                    --         --         --         --         --        --
   Total Distributions to Class D Shareholders                             --         (2)        (3)        (1)        --        --
------------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease) in Net Assets                                 3,165      8,621      7,330    (21,685)    (9,711)    4,424

NET ASSETS:

Beginning of period                                                   134,939    126,318     59,324     81,009     33,664    29,240
End of period                                                        $138,104   $134,939   $ 66,654   $ 59,324   $ 23,953   $33,664
------------------------------------------------------------------------------------------------------------------------------------
Accumulated Undistributed Net Investment Income (Loss)               $    501   $    423   $     (2)  $  1,501   $    (42)  $    --
------------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 6 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2003
--------------------------------------------------------------------------------

        SMALL
       COMPANY              MID CAP              FOCUSED             DIVERSIFIED               EQUITY
        INDEX                GROWTH               GROWTH                GROWTH                 INDEX                BALANCED
      PORTFOLIO            PORTFOLIO            PORTFOLIO             PORTFOLIO              PORTFOLIO             PORTFOLIO
--------------------   -----------------   -------------------   -------------------   --------------------   -------------------
  2004        2003       2004      2003      2004       2003       2004       2003       2004        2003       2004       2003
----------------------------------------------------------------------------------------------------------------------------------


$    333   $   1,091   $   (81)  $  (157)  $    107   $   (100)  $     84   $    313   $  5,289   $  10,969   $    963   $  1,638
   2,181     (24,242)    2,871     5,341     17,076      3,461      5,211     (2,457)     5,917     (23,521)     5,290       (533)
     831      41,082    (2,766)      836    (14,498)    17,825     (3,860)    10,150     35,690      93,565     (4,437)    10,887
   3,345      17,931        24     6,020      2,685     21,186      1,435      8,006     46,896      81,013      1,816     11,992
----------------------------------------------------------------------------------------------------------------------------------


   8,102      18,045     1,495     2,842     16,343     62,771      1,898     11,235     90,932     157,834     13,739     45,885
     729       1,375        --        --         --         --        249        237      4,971      24,624        920      1,651
 (13,690)   (126,857)   (7,686)   (7,073)   (29,486)   (74,112)   (13,320)   (25,849)   (99,020)   (392,761)    (9,990)   (16,526)


  (4,859)   (107,437)   (6,191)   (4,231)   (13,143)   (11,341)   (11,173)   (14,377)    (3,117)   (210,303)     4,669     31,010
----------------------------------------------------------------------------------------------------------------------------------


      --          --     1,577     2,947        606      8,824         --         --      3,438       7,826      4,078        430
      --          --        --        --         --         --         --         --        195       1,486         28         12
      --          --      (857)   (1,397)      (864)    (1,639)        --         --     (3,060)    (31,710)      (338)      (269)

      --          --       720     1,550       (258)     7,185         --         --        573     (22,398)     3,768        173
----------------------------------------------------------------------------------------------------------------------------------


     131          14       222       149        299        841         91         87      5,363       2,715        159         54
       1          --        --        --         --         --          1          1         42         167          2          3
      (1)         (4)      (77)     (131)      (883)      (202)       (32)       (89)    (1,220)     (1,409)       (34)       (70)

     131          10       145        18       (584)       639         60         (1)     4,185       1,473        127        (13)
----------------------------------------------------------------------------------------------------------------------------------


    (983)     (1,620)       --        --         --         --       (310)      (367)    (4,991)    (12,133)      (922)    (1,657)
      --          --        --        --         --         --         --         --       (380)    (13,490)        --         --
    (983)     (1,620)       --        --         --         --       (310)      (367)    (5,371)    (25,623)      (922)    (1,657)
----------------------------------------------------------------------------------------------------------------------------------


      --          --        --        --         --         --         --         --       (179)       (662)       (29)       (11)
      --          --        --        --         --         --         --         --        (16)       (824)        --         --
      --          --        --        --         --         --         --         --       (195)     (1,486)       (29)       (11)
----------------------------------------------------------------------------------------------------------------------------------


      (1)         (1)       --        --         --         --         (1)        (1)       (60)        (97)        (2)        (4)
      --          --        --        --         --         --         --         --         (4)        (94)        --         --
      (1)         (1)       --        --         --         --         (1)        (1)       (64)       (191)        (2)        (4)
----------------------------------------------------------------------------------------------------------------------------------
  (2,367)    (91,117)   (5,302)    3,357    (11,300)    17,669     (9,989)    (6,740)    42,907    (177,515)     9,427     41,490



  74,535     165,652    30,986    27,629    228,017    210,348     60,028     66,768    673,057     850,572    131,105     89,615
$ 72,168   $  74,535   $25,684   $30,986   $216,717   $228,017   $ 50,039   $ 60,028   $715,964   $ 673,057   $140,532   $131,105
----------------------------------------------------------------------------------------------------------------------------------
$    853   $   1,504   $   (81)  $    --   $    107   $     --   $     87   $    314   $    265   $     206   $     49   $     39
----------------------------------------------------------------------------------------------------------------------------------

See Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               CLASS A
INTERNATIONAL GROWTH PORTFOLIO                   ------------------------------------------------------------------
Selected per share data                            2004     2003/(4)/     2002       2001        2000        1999
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $   7.78   $   6.33    $   7.23   $  11.22    $  14.07    $  11.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                0.06       0.07        0.07       0.09        0.04        0.33
Net realized and unrealized gains (losses)           0.63       1.43       (0.93)     (2.31)      (0.44)       2.94
   Total Income (Loss) from Investment
      Operations                                     0.69       1.50       (0.86)     (2.22)      (0.40)       3.27
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income/(1)/                  (0.05)     (0.05)      (0.04)     (0.25)      (0.05)      (0.22)
   From net realized gains                             --         --          --      (1.52)      (2.40)      (0.76)
      Total Distributions Paid                      (0.05)     (0.05)      (0.04)     (1.77)      (2.45)      (0.98)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $   8.42   $   7.78    $   6.33   $   7.23    $  11.22    $  14.07
-------------------------------------------------------------------------------------------------------------------
Total Return/(2)/                                    8.68%     24.05%     (12.01)%   (23.51)%     (4.26)%     30.07%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $137,612   $134,636    $124,966   $123,520    $151,426    $147,689
Ratio to average net assets of:/(3)/
   Expenses, net of waivers and reimbursements       1.06%      1.06%       1.06%      1.06%       1.06%       1.06%
   Expenses, before waivers and reimbursements       1.18%      1.21%       1.24%      1.33%       1.33%       1.31%
   Net investment income, net of waivers and
      reimbursements                                 1.35%      1.01%       0.87%      0.39%       0.56%       0.92%
   Net investment income, before waivers and
      reimbursements                                 1.23%      0.86%       0.69%      0.12%       0.29%       0.67%
Portfolio Turnover Rate                             55.10%     87.13%     215.34%    237.21%     171.93%     168.10%
-------------------------------------------------------------------------------------------------------------------

                                                                               CLASS D
                                                 --------------------------------------------------------------------
Selected per share data                            2004     2003/(4)/     2002    2001/(5)/   2000/(6)/   1999/(7)/
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 7.77      $ 6.30    $  7.22      8.00         --      $11.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)                          --        0.01       0.05        --         --       (0.01)
Net realized and unrealized gains (losses)          0.67        1.47      (0.94)    (0.78)        --        2.59
   Total Income (Loss) from Investment
      Operations                                    0.67        1.48      (0.89)    (0.78)        --        2.58
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income/(1)/                 (0.01)      (0.01)     (0.03)       --         --          --
   From net realized gains                            --          --         --        --         --       (0.76)
   In excess of net investment income                 --          --         --        --         --       (0.14)
      Total Distributions Paid                     (0.01)      (0.01)     (0.03)       --         --       (0.90)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 8.43      $ 7.77    $  6.30      7.22         --      $13.28/(7)/
---------------------------------------------------------------------------------------------------------------------
Total Return/(2)/                                   8.47%      23.54%    (12.39)%   (9.75)%       --          --

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $  492      $  303    $ 1,352   $ 1,817         --          --
Ratio to average net assets of:/(3)/
   Expenses, net of waivers and reimbursements      1.45%       1.45%      1.45%     1.45%        --          --
   Expenses, before waivers and reimbursements      1.57%       1.60%      1.63%     1.72%        --          --
   Net investment income, net of waivers and
      reimbursements                                0.96%       0.62%      0.48%     0.00%        --          --
   Net investment income (loss), before
      waivers and reimbursements                    0.84%       0.47%      0.30%    (0.27)%       --          --
Portfolio Turnover Rate                            55.10%      87.13%    215.34%   237.21%        --          --
---------------------------------------------------------------------------------------------------------------------

/(1)/ Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
/(2)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(3)/ Annualized for periods less than one year.
/(4)/  Financial highlights for the year ended were calculated using the average shares outstanding method.
/(5)/ Shares were reintroduced on June 15, 2001.
/(6)/ No shares outstanding for the period August 23, 1999 through June 14,
     2001.
/(7)/ Class D shares were fully redeemed as of August 22, 1999. As such no total return or supplemental data and ratios were presented for the fiscal year ended November 30, 1999.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 8 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                    CLASS A
INTERNATIONAL EQUITY INDEX PORTFOLIO             -----------------------------------------------------------------------------
Selected per share data                          2004/(4)/     2003    2002/(4)/     2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $  9.48    $  7.77    $  9.00    $ 11.40        $ 13.50        $ 11.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                0.20       0.24       0.13       0.12           0.14           0.23
Net realized and unrealized gains (losses)           0.82       1.60      (1.26)     (2.24)         (1.36)          2.07
   Total Income (Loss) from Investment
      Operations                                     1.02       1.84      (1.13)     (2.12)         (1.22)          2.30
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income/(1)/                  (0.36)     (0.13)     (0.08)     (0.13)         (0.11)         (0.23)
   From net realized gains                             --         --      (0.02)     (0.15)         (0.77)         (0.54)
   In excess of net investment income                  --         --         --         --             --          (0.01)
      Total Distributions Paid                      (0.36)     (0.13)     (0.10)     (0.28)         (0.88)         (0.78)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 10.14    $  9.48    $  7.77    $  9.00        $ 11.40        $ 13.50
------------------------------------------------------------------------------------------------------------------------------
Total Return/(2)/                                   10.95%     24.22%    (12.71)%   (19.10)%        (9.87)%        20.32%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $66,533    $59,240    $80,939    $89,005        $87,563        $56,479
Ratio to average net assets of:/(3)/
   Expenses, net of waivers and reimbursements       0.51%      0.51%      0.51%      0.55%/(5)/     0.52%/(5)/     0.53%/(5)/
   Expenses, before waivers and reimbursements       0.75%      0.70%      0.74%      0.94%          0.89%          0.91%
   Net investment income, net of waivers and
      reimbursements                                 2.41%      2.14%      1.57%      1.16%          1.15%          1.21%
   Net investment income, before waivers and
      reimbursements                                 2.17%      1.95%      1.34%      0.77%          0.78%          0.83%
Portfolio Turnover Rate                              2.33%     54.71%     32.10%     24.92%         41.65%         45.97%
------------------------------------------------------------------------------------------------------------------------------

                                                                                    CLASS D
                                                 ---------------------------------------------------------------------------
Selected per share data                          2004/(4)/    2003    2002/(4)/     2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 9.26     $ 7.66    $  8.80    $ 11.23        $ 13.40        $11.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                               0.17       0.12       0.06       0.07           0.09          0.12
Net realized and unrealized gains (losses)          0.83       1.60      (1.14)     (2.27)         (1.43)         2.08
   Total Income (Loss) from Investment
      Operations                                    1.00       1.72      (1.08)     (2.20)         (1.34)         2.20
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income/(1)/                 (0.33)     (0.12)     (0.04)     (0.08)         (0.06)        (0.11)
   From net realized gains                            --         --      (0.02)     (0.15)         (0.77)        (0.54)
   In excess of net investment income                 --         --         --         --             --         (0.12)
      Total Distributions Paid                     (0.33)     (0.12)     (0.06)     (0.23)         (0.83)        (0.77)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 9.93     $ 9.26    $  7.66    $  8.80        $ 11.23        $13.40
----------------------------------------------------------------------------------------------------------------------------
Total Return/(2)/                                  10.85%     22.98%    (12.37)%   (20.01)%       (10.83)%       19.48%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $  121     $   84    $    70    $    10        $    13        $   14
Ratio to average net assets of:/(3)/
   Expenses, net of waivers and reimbursements      0.90%      0.90%      0.90%      0.94%/(5)/     0.91%/(5)/    0.92%/(5)/
   Expenses, before waivers and reimbursements      1.14%      1.09%      1.13%      1.33%          1.28%         1.30%
   Net investment income, net of waivers and
      reimbursements                                2.02%      1.75%      1.18%      0.77%          0.76%         0.82%
   Net investment income, before waivers and
      reimbursements                                1.78%      1.56%      0.95%      0.38%          0.39%         0.44%
Portfolio Turnover Rate                             2.33%     54.71%     32.10%     24.92%         41.65%        45.97%
----------------------------------------------------------------------------------------------------------------------------

/(1)/ Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for federal income tax purposes.
/(2)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(3)/ Annualized for periods less than one year.
/(4)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(5)/ Expense ratios, net of waivers and reimbursements, for the years would have been 0.51% and 0.90% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

              NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                CLASS A
SMALL COMPANY GROWTH PORTFOLIO                   -----------------------------------------------------------------
Selected per share data                            2004/(3)/      2003     2002/(3)(5)/       2001       2000/(7)/
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $  8.17        $  6.19      $  7.51      $  9.42        $ 10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)                       (0.01)         (0.05)       (0.04)       (0.03)          0.01
Net realized and unrealized gains (losses)         (0.48)          2.03        (1.28)       (1.88)         (0.59)
   Total Income (Loss) from Investment
      Operations                                   (0.49)          1.98        (1.32)       (1.91)         (0.58)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                         --             --           --           --             --
      Total Distributions Paid                        --             --           --           --             --
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $  7.68        $  8.17      $  6.19      $  7.51        $  9.42
------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                  (6.00)%        31.99%      (17.57)%     (20.28)%        (5.80)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $23,929        $33,608      $29,211      $35,253        $38,197
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements      0.92%/(4)/     0.91%        0.91%        0.92%/(4)/     0.91%
   Expenses, before waivers and reimbursements      1.38%          1.35%        1.33%        1.63%          1.98%
   Net investment loss, net of waivers and
      reimbursements                               (0.28)%        (0.61)%      (0.66)%      (0.44)%        (0.15)%
   Net investment loss, before waivers and
      reimbursements                               (0.74)%        (1.05)%      (1.08)%      (1.15)%        (1.22)%
Portfolio Turnover Rate                           166.13%        263.21%      306.37%      499.84%        375.29%
------------------------------------------------------------------------------------------------------------------

                                                                 CLASS D
                                                 --------------------------------------
Selected per share data                            2004/(3)/      2003     2002/(3)(6)/
---------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $  8.11        $  6.17      $  7.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss                                (0.02)         (0.07)       (0.07)
Net realized and unrealized gains (losses)         (0.48)          2.01        (0.99)
   Total Income (Loss) from Investment
      Operations                                   (0.50)          1.94        (1.06)
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                         --             --           --
      Total Distributions Paid                        --             --           --
---------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $  7.61        $  8.11      $  6.17
---------------------------------------------------------------------------------------
Total Return/(1)/                                  (6.17)%        31.44%      (14.66)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $    24        $    56      $    29
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements      1.31%/(4)/     1.30%        1.30%
   Expenses, before waivers and reimbursements      1.77%          1.74%        1.72%
   Net investment loss, net of waivers and
      reimbursements                               (0.67)%        (1.00)%      (1.05)%
   Net investment loss, before waivers and
      reimbursements                               (1.13)%        (1.44)%      (1.47)%
Portfolio Turnover Rate                           166.13%        263.21%      306.37%
---------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ Expense ratios, net of waivers and reimbursements, for the periods would have been 0.91% and 1.30% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
/(5)/ Distributions from net investment income were less than $0.01 per share. /(6)/ For the period June 13, 2002 (commencement of operations) through November
     30, 2002.
/(7)/ For the  period  December  1, 1999  (commencement of operations) through
     November 30, 2000.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 10 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                   CLASS A
SMALL COMPANY INDEX PORTFOLIO                    --------------------------------------------------------------------------
Selected per share data                          2004/( 3)/   2003/(3)/   2002/(3)/     2001        2000       1999
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 12.17      $  9.04    $  10.23    $  11.38   $  13.14    $  13.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                0.06         0.10        0.10        0.12       0.14        0.12
Net realized and unrealized gains (losses)           0.48         3.12       (1.18)       0.40      (0.23)       1.61
   Total Income (Loss) from Investment
      Operations                                     0.54         3.22       (1.08)       0.52      (0.09)       1.73
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                       (0.16)       (0.09)      (0.11)      (0.14)     (0.13)      (0.10)
   From net realized gains                             --           --          --       (1.53)     (1.54)      (1.51)
      Total Distributions Paid                      (0.16)       (0.09)      (0.11)      (1.67)     (1.67)      (1.61)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 12.55      $ 12.17    $   9.04    $  10.23   $  11.38    $  13.14
---------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                    4.49%       36.11%     (10.71)%      4.76%     (1.12)%     14.97%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $71,898      $74,400    $165,559    $317,330   $243,169    $200,404
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements       0.31%        0.31%       0.31%       0.31%      0.31%       0.34%/(4)/
   Expenses, before waivers and reimbursements       0.82%        0.64%       0.59%       0.63%      0.66%       0.81%
   Net investment income, net of waivers and
      reimbursements                                 0.87%        1.12%       1.07%       1.30%      1.19%       1.27%
   Net investment income, before waivers and
      reimbursements                                 0.36%        0.79%       0.79%       0.98%      0.84%       0.80%
Portfolio Turnover Rate                              3.69%       24.61%      30.29%      39.63%     62.38%     101.01%
---------------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS D
                                                 -------------------------------------------------------------------------
Selected per share data                          2004/(3)/   2003/(3)/   2002/(3)/   2001/(3)/   2000/(3)/     1999
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $11.98      $ 8.92     $ 10.07      $11.20      $13.01     $ 12.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                               0.03        0.06        0.05        0.22        0.08        0.10
Net realized and unrealized gains (losses)          0.52        3.07       (1.13)       0.23       (0.24)       1.52
   Total Income (Loss) from Investment
      Operations                                    0.55        3.13       (1.08)       0.45       (0.16)       1.62
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                      (0.13)      (0.07)      (0.07)      (0.05)      (0.11)      (0.04)
   From net realized gains                            --          --          --       (1.53)      (1.54)      (1.51)
      Total Distributions Paid                     (0.13)      (0.07)      (0.07)      (1.58)      (1.65)      (1.55)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $12.40      $11.98     $  8.92      $10.07      $11.20     $ 13.01
--------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                   4.60%      35.40%     (10.87)%      4.18%      (1.76)%     14.13%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $  270      $  135     $    93      $   62      $  103     $   446
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements      0.70%       0.70%       0.70%       0.70%       0.70%       0.73%/(4)/
   Expenses, before waivers and reimbursements      1.21%       1.03%       0.98%       1.02%       1.05%       1.20%
   Net investment income, net of waivers and
      reimbursements                                0.48%       0.73%       0.68%       0.91%       0.80%       0.88%
   Net investment income (loss), before
      waivers and reimbursements                   (0.03)%      0.40%       0.40%       0.59%       0.45%       0.41%
Portfolio Turnover Rate                             3.69%      24.61%      30.29%      39.63%      62.38%     101.01%
--------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ Expense ratios, net of waivers and reimbursements, for the year would have been 0.31% and 0.70% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                           CLASS A
MID CAP GROWTH PORTFOLIO                                   -------------------------------------------------------------------------
Selected per share data                                      2004/(3)/    2003/(3)/      2002/(3)/        2001         2000/(6)/
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $  9.96          $  7.94      $  8.96        $ 10.33        $ 10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss                                          (0.03)           (0.05)       (0.05)         (0.04)         (0.01)
Net realized and unrealized gains (losses)                    0.03             2.07        (0.97)         (1.33)          0.34
   Total Income (Loss) from Investment Operations               --             2.02        (1.02)         (1.37)          0.33
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                             $  9.96          $  9.96      $  7.94        $  8.96        $ 10.33
------------------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                             0.10%           25.44%      (11.38)%       (13.26)%         3.30%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                    $21,393          $27,536      $26,288        $34,083        $37,096
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements                0.92%/(4)/       0.91%        0.93%/(4)/     0.94%/(4)/     0.93%/(4)/
   Expenses, before waivers and reimbursements                1.33%            1.30%        1.29%          1.59%          2.08%
   Net investment loss, net of waivers and reimbursements    (0.53)%          (0.57)%      (0.54)%        (0.49)%        (0.26)%
   Net investment loss, before waivers and reimbursements    (0.94)%          (0.96)%      (0.90)%        (1.14)%        (1.41)%
Portfolio Turnover Rate                                      77.06%          236.64%      153.80%        220.85%        208.25%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   CLASS C
                                                            -------------------------------------------------------
Selected per share data                                      2004/(3)/    2003/(3)/      2002/(3)/      2001/(5)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $ 9.90         $  7.90     $  8.94        $  8.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss                                          (0.04)          (0.07)      (0.07)         (0.02)
Net realized and unrealized gains (losses)                    0.03            2.07       (0.97)          0.37
   Total Income (Loss) from Investment Operations            (0.01)           2.00       (1.04)          0.35
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $ 9.89         $  9.90     $  7.90        $  8.94
-------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                            (0.10)%         25.32%     (11.63)%         4.07%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                     $3,886         $ 3,186     $ 1,146        $   946
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements                1.16%/(4)/      1.15%       1.17%/(4)/     1.18%/(4)/
   Expenses, before waivers and reimbursements                1.57%           1.54%       1.53%          1.83%
   Net investment loss, net of waivers and reimbursements    (0.77)%         (0.81)%     (0.78)%        (0.73)%
   Net investment loss, before waivers and reimbursements    (1.18)%         (1.20)%     (1.14)%        (1.38)%
Portfolio Turnover Rate                                      77.06%         236.64%     153.80%        220.85%
-------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ Expense ratios, net of waivers and reimbursements, for the periods would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.
/(5)/ For the period April 4, 2001 (commencement of operations) through November
     30, 2001.
/(6)/ For the period commencing after the close of business December 31, 1999 through November 30, 2000.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 12 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                   CLASS D
MID CAP GROWTH PORTFOLIO                                    -------------------------------------------------------
Selected per share data                                      2004/(3)/    2003/(3)/      2002/(3)/      2001/(5)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $ 9.85         $  7.88     $  8.93        $ 11.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss                                          (0.04)          (0.08)      (0.08)         (0.07)
Net realized and unrealized gains (losses)                    0.02            2.05       (0.97)         (2.06)
   Total Income (Loss) from Investment Operations            (0.02)           1.97       (1.05)         (2.13)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                              $ 9.83         $  9.85     $  7.88        $  8.93
-------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                            (0.20)%         25.00%     (11.76)%       (19.26)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period                     $  405         $   264     $   195        $   136
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements                1.31%/(4)/      1.30%       1.32%/(4)/     1.33%/(6)/
   Expenses, before waivers and reimbursements                1.72%           1.69%       1.68%          1.98%
   Net investment loss, net of waivers and reimbursements    (0.92)%         (0.96)%     (0.93)%        (0.88)%
   Net investment loss, before waivers and reimbursements    (1.33)%         (1.35)%     (1.29)%        (1.53)%
Portfolio Turnover Rate                                      77.06%         236.64%     153.80%        220.85%
-------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ Expense ratios, net of waivers and reimbursements, for the year would have been 1.30% for Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
/(5)/ For the period January 29, 2001 (commencement of operations) through
     November 30, 2001.
/(6)/ Expense ratios, net of waivers and reimbursements, for the period would have been 1.32% Class D, absent the effect of interest expense incurred by the Portfolio's temporary borrowing against a line of credit.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 13 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                    CLASS A
FOCUSED GROWTH PORTFOLIO                         -----------------------------------------------------------------------------
Selected per share data                            2004      2003/(3)/   2002/(3)/     2001      2000/(3)/         1999
                                                 -----------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $  11.23    $  10.26    $  12.72    $  17.68    $  20.41        $  16.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)                         0.01          --       (0.02)       0.02       (0.09)             --
Net realized and unrealized gains (losses)           0.11        0.97       (2.44)      (3.33)       0.44            5.28
   Total Income (Loss) from Investment
      Operations                                     0.12        0.97       (2.46)      (3.31)       0.35            5.28
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net realized gains                             --          --          --       (1.65)      (3.08)          (1.26)
      Total Distributions Paid                         --          --          --       (1.65)      (3.08)          (1.26)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $  11.35    $  11.23    $  10.26    $  12.72    $  17.68        $  20.41
------------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                    1.07%       9.45%     (19.34)%    (20.92)%      1.17%          34.23%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $199,430    $210,064    $202,117    $247,114    $226,975        $180,557
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements       0.86%       0.86%       0.88%       0.91%       0.92%/(4)/      0.92%/(4)/
   Expenses, before waivers and reimbursements       1.01%       1.00%       1.09%       1.27%       1.27%           1.26%
   Net investment income (loss), net of
      waivers and reimbursements                     0.11%      (0.03)%     (0.17)%     (0.07)%     (0.49)%         (0.26)%
   Net investment loss, before waivers and
      reimbursements                                (0.04)%     (0.17)%     (0.38)%     (0.43)%     (0.84)%         (0.60)%
Portfolio Turnover Rate                             91.21%     202.69%     148.40%     122.09%     129.05%         110.80%
------------------------------------------------------------------------------------------------------------------------------

                                                                                    CLASS C
                                                 ---------------------------------------------------------------------------
Selected per share data                            2004     2003/(3)/   2002/(3)/     2001       2000/(3)/        1999
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $ 11.05    $ 10.12     $ 12.57     $ 17.53     $ 20.30        $ 16.34

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment loss                                (0.01)        --       (0.05)      (0.02)      (0.14)         (0.03)
Net realized and unrealized gains (losses)          0.12       0.93       (2.40)      (3.29)       0.45           5.25
   Total Income (Loss) from Investment
      Operations                                    0.11       0.93       (2.45)      (3.31)       0.31           5.22
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net realized gains                            --         --          --       (1.65)      (3.08)         (1.26)
      Total Distributions Paid                        --         --          --       (1.65)      (3.08)         (1.26)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $ 11.16    $ 11.05     $ 10.12     $ 12.57     $ 17.53        $ 20.30
----------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                   1.00%      9.30%     (19.57)%    (21.11)%      0.94%         33.95%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $16,055    $16,153     $ 7,247     $ 9,030     $11,442        $11,183
----------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements      1.10%      1.10%       1.12%       1.15%       1.16%/(4)/     1.16%/(4)/
   Expenses, before waivers and reimbursements      1.25%      1.24%       1.33%       1.51%       1.51%          1.50%
   Net investment loss, net of waivers and
      reimbursements                               (0.13)%    (0.27)%     (0.41)%     (0.31)%     (0.73)%        (0.50)%
   Net investment loss, before waivers and
      reimbursements                               (0.28)%    (0.41)%     (0.62)%     (0.67)%     (1.08)%        (0.84)%
Portfolio Turnover Rate                            91.21%    202.69%     148.40%     122.09%     129.05%        110.80%
----------------------------------------------------------------------------------------------------------------------------

/(1)/Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/Financial highlights for the years ended were calculated using the average shares outstanding method.
/(4)/Expense ratios, net of waivers and reimbursements, for the years would have been 0.91% and 1.15% for Class A and Class C, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 14 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                    CLASS D
FOCUSED GROWTH PORTFOLIO                         -------------------------------------------------------------------------
Selected per share data                            2004     2003/(3)/   2002/(3)/     2001       2000/(3)/       1999
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $10.78      $  9.89     $ 12.30    $ 17.20    $ 20.00       $ 16.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)                      (0.03)       (0.01)      (0.06)      0.06      (0.18)        (0.02)
Net realized and unrealized gains (losses)         0.12         0.90       (2.35)     (3.31)      0.46          5.14
   Total Income (Loss) from Investment
      Operations                                   0.09         0.89       (2.41)     (3.25)      0.28          5.12
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net realized gains                           --           --          --      (1.65)     (3.08)        (1.26)
      Total Distributions Paid                       --           --          --      (1.65)     (3.08)        (1.26)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $10.87      $ 10.78     $  9.89    $ 12.30    $ 17.20       $ 20.00
--------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                  0.83%        9.11%     (19.67)%   (21.18)%     0.78%        33.74%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $1,232      $ 1,800     $   984    $   597    $   643       $   514
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements     1.25%        1.25%       1.27%      1.30%      1.31%/(4)/    1.31%/(4)/
   Expenses, before waivers and reimbursements     1.40%        1.39%       1.48%      1.66%      1.66%         1.65%
   Net investment loss, net of waivers and
      reimbursements                              (0.28)%      (0.42)%     (0.56)%    (0.46)%    (0.88)%       (0.65)%
   Net investment loss, before waivers and
      reimbursements                              (0.43)%      (0.56)%     (0.77)%    (0.82)%    (1.23)%       (0.99)%
Portfolio Turnover Rate                           91.21%      202.69%     148.40%    122.09%    129.05%       110.80%
--------------------------------------------------------------------------------------------------------------------------

/(1)/Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/Financial highlights for the years ended were calculated using the average shares outstanding method.
/(4)/Expense ratios, net of waivers and reimbursements, for the years would have been 1.30% absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 15 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                     CLASS A
DIVERSIFIED GROWTH PORTFOLIO                      ----------------------------------------------------------------------------------
Selected per share data                             2004/(3)/      2003         2002        2001           2000            1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $  7.09        $  6.17   $  7.52        $  15.36    $  19.79        $  17.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                0.01           0.04      0.04            0.03        0.01            0.07
Net realized and unrealized gains (losses)           0.14           0.91     (1.36)          (1.52)       0.08            3.95
   Total Income (Loss) from Investment
      Operations                                     0.15           0.95     (1.32)          (1.49)       0.09            4.02
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                       (0.04)         (0.03)    (0.03)          (0.01)      (0.07)          (0.07)
   From net realized gains                             --             --        --           (6.34)      (4.45)          (1.92)
      Total Distributions Paid                      (0.04)         (0.03)    (0.03)          (6.35)      (4.52)          (1.99)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $  7.20        $  7.09   $  6.17        $   7.52    $  15.36        $  19.79
------------------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                    2.08%         15.58%   (17.62)%        (16.52)%     (0.47)%         24.66%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $49,525        $59,580   $66,371        $102,133    $111,612        $189,077
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and
      reimbursements                                 0.77%/(4)/     0.76%     0.73%/(5)/      0.66%       0.69%/(7)/      0.67%/(7)/
   Expenses, before waivers and reimbursements       1.01%          0.97%     0.97%           1.00%       1.01%           0.96%
   Net investment income, net of waivers and
      reimbursements                                 0.30%          0.53%     0.49%           0.41%       0.06%           0.33%
   Net investment income (loss), before waivers
      and reimbursements                             0.06%          0.32%     0.25%           0.07%      (0.26)%          0.04%
Portfolio Turnover Rate                             46.47%        104.96%    55.31%          55.76%      63.39%          67.47%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     CLASS D
                                                  -----------------------------------------------------------------------------
Selected per share data                             2004/(3)/      2003      2002/(6)/       2001      2000/(3)/     1999/(3)/
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 6.81        $  5.93    $  7.23        $ 15.02    $19.49        $17.53

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income (loss)                          --             --       0.03           0.12     (0.05)           --
Net realized and unrealized gains (losses)          0.12           0.89      (1.33)         (1.57)     0.07          3.89
   Total Income (Loss) from Investment
      Operations                                    0.12           0.89      (1.30)         (1.45)     0.02          3.89
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                      (0.01)         (0.01)        --             --     (0.04)           --
   From net realized gains                            --             --         --          (6.34)    (4.45)        (1.92)
   In excess of net investment income                 --             --         --             --        --         (0.01)
      Total Distributions Paid                     (0.01)         (0.01)        --          (6.34)    (4.49)        (1.93)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 6.92        $  6.81    $  5.93        $  7.23    $15.02        $19.49
-------------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                   1.84%         15.07%    (17.98)%       (16.69)%   (0.88)%       24.09%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $  514        $   448    $   397        $   442    $  515        $  476
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements      1.16%/(4)/     1.15%      1.12%/(5)/     1.05%     1.08%/(7)/    1.06%/(7)/
   Expenses, before waivers and reimbursements      1.40%          1.36%      1.36%          1.39%     1.40%         1.35%
   Net investment income (loss), net of waivers
      and reimbursements                           (0.09)%         0.14%      0.10%          0.02%    (0.33)%       (0.06)%
   Net investment loss, before waivers and
      reimbursements                               (0.33)%        (0.07)%    (0.14)%        (0.32)%   (0.65)%       (0.35)%
Portfolio Turnover Rate                            46.47%        104.96%     55.31%         55.76%    63.39%        67.47%
-------------------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ Expense ratios, net of waivers and reimbursements, for the period would have been 0.76% and 1.15% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
/(5)/ Expense ratios, net of waivers and reimbursements, for the year would have been 0.72% and 1.11% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.
/(6)/ Distributions from net investment income were less than $0.01 per share. /(7)/ Expense ratios, net of waivers and reimbursements, for the years would have been 0.66% and 1.05% for Class A and Class D, respectively, absent the effect of interest expense incurred by the Portfolio's temporary borrowings against a line of credit.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 16 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                 CLASS A
EQUITY INDEX PORTFOLIO                           ----------------------------------------------------------------------
Selected per share data                          2004/(3)/   2003/(3)/     2002         2001         2000       1999
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $  13.66    $  12.36    $  15.57    $  21.58    $  25.34    $    22.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                0.11        0.19        0.18        0.20        0.27          0.28
Net realized and unrealized gains (losses)           0.80        1.57       (2.68)      (2.39)      (1.25)         4.13
   Total Income (Loss) from Investment
      Operations                                     0.91        1.76       (2.50)      (2.19)      (0.98)         4.41
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                       (0.10)      (0.24)      (0.19)      (0.20)      (0.23)        (0.32)
   From net realized gains                          (0.01)      (0.22)      (0.52)      (3.62)      (2.55)        (1.43)
   In excess of net investment income                  --          --          --          --          --         (0.01)
      Total Distributions Paid                      (0.11)      (0.46)      (0.71)      (3.82)      (2.78)        (1.76)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $  14.46    $  13.66    $  12.36    $  15.57    $  21.58    $    25.34
------------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                    6.70%      14.78%     (16.69)%    (12.19)%     (4.57)%       20.53%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $673,761    $637,603    $797,850    $905,174    $999,478    $1,368,157
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements       0.21%       0.21%       0.21%       0.21%       0.21%         0.21%
   Expenses, before waivers and reimbursements       0.35%       0.35%       0.37%       0.45%       0.45%         0.44%
   Net investment income, net of waivers and
      reimbursements                                 1.45%       1.59%       1.34%       1.19%       1.10%         1.19%
   Net investment income, before waivers and
     reimbursements                                  1.31%       1.45%       1.18%       0.95%       0.86%         0.96%
Portfolio Turnover Rate                              9.19%      16.04%      26.53%      14.30%       8.49%        12.81%
------------------------------------------------------------------------------------------------------------------------

                                                                               CLASS C
                                                 ------------------------------------------------------------------
Selected per share data                          2004/(3)/   2003/(3)/     2002         2001      2000       1999
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 13.60     $ 12.31     $ 15.51    $ 21.52    $ 25.28    $  22.64

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                0.09        0.16        0.14       0.17       0.21        0.22
Net realized and unrealized gains (losses)           0.81        1.56       (2.66)     (2.40)     (1.23)       4.12
   Total Income (Loss) from Investment
      Operations                                     0.90        1.72       (2.52)     (2.23)     (1.02)       4.34
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                       (0.09)      (0.21)      (0.16)     (0.16)     (0.19)      (0.21)
   From net realized gains                          (0.01)      (0.22)      (0.52)     (3.62)     (2.55)      (1.43)
   In excess of net investment income                  --          --          --         --         --       (0.06)
      Total Distributions Paid                      (0.10)      (0.43)      (0.68)     (3.78)     (2.74)      (1.70)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 14.40     $ 13.60     $ 12.31    $ 15.51    $ 21.52    $  25.28
-------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                    6.52%      14.56%     (16.89)%   (12.43)%    (4.77)%     20.23%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $30,034     $27,885     $47,325    $70,494    $91,522    $113,588
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements       0.45%       0.45%       0.45%      0.45%      0.45%       0.45%
   Expenses, before waivers and reimbursements       0.59%       0.59%       0.61%      0.69%      0.69%       0.68%
   Net investment income, net of waivers and
      reimbursements                                 1.21%       1.35%       1.10%      0.95%      0.86%       0.95%
   Net investment income, before waivers and
      reimbursements                                 1.07%       1.21%       0.94%      0.71%      0.62%       0.72%
Portfolio Turnover Rate                              9.19%      16.04%      26.53%     14.30%      8.49%      12.81%
-------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 17 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                 CLASS D
EQUITY INDEX PORTFOLIO                           ----------------------------------------------------------------
Selected per share data                          2004/(3)/   2003/(3)/     2002       2001      2000       1999
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $ 13.59     $12.30     $ 15.51    $ 21.48    $25.25    $ 22.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                0.08       0.15        0.14       0.13      0.17       0.16
Net realized and unrealized gains (losses)           0.80       1.55       (2.69)     (2.34)    (1.23)      4.15
   Total Income (Loss) from Investment
      Operations                                     0.88       1.70       (2.55)     (2.21)    (1.06)      4.31
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                       (0.08)     (0.19)      (0.14)     (0.14)    (0.16)     (0.14)
   From net realized gains                          (0.01)     (0.22)      (0.52)     (3.62)    (2.55)     (1.43)
   In excess of net investment income                  --         --          --         --        --      (0.07)
      Total Distributions Paid                      (0.09)     (0.41)      (0.66)     (3.76)    (2.71)     (1.64)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $ 14.38     $13.59     $ 12.30    $ 15.51    $21.48    $ 25.25
-----------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                    6.46%     14.37%     (17.05)%   (12.36)%   (4.93)%    20.15%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $12,169     $7,569     $ 5,397    $ 6,105    $9,904    $16,397
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements       0.60%      0.60%       0.60%      0.60%     0.60%      0.60%
   Expenses, before waivers and reimbursements       0.74%      0.74%       0.76%      0.84%     0.84%      0.83%
   Net investment income, net of waivers and
      reimbursements                                 1.06%      1.20%       0.95%      0.80%     0.71%      0.80%
   Net investment income, before waivers and
      reimbursements                                 0.92%      1.06%       0.79%      0.56%     0.47%      0.57%
Portfolio Turnover Rate                              9.19%     16.04%      26.53%     14.30%     8.49%     12.81%
-----------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 18 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                               CLASS A
BALANCED PORTFOLIO                               -----------------------------------------------------------------
Selected per share data                          2004/(3)/   2003/(3)/   2002/(4)/     2001       2000      1999
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period             $  11.70    $  10.65    $ 11.76     $ 13.69    $ 15.12   $ 14.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                                0.08        0.18       0.24        0.35       0.40      0.40
Net realized and unrealized gains (losses)           0.08        1.05      (1.08)      (0.86)      0.18      1.55
   Total Income (Loss) from Investment
      Operations                                     0.16        1.23      (0.84)      (0.51)      0.58      1.95
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                       (0.08)      (0.18)     (0.27)      (0.37)     (0.34)    (0.47)
   From net realized gains                             --          --         --       (1.05)     (1.67)    (1.30)
   In excess of net investment income                  --          --         --          --         --     (0.01)
      Total Distributions Paid                      (0.08)      (0.18)     (0.27)      (1.42)     (2.01)    (1.78)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                   $  11.78    $  11.70    $ 10.65     $ 11.76    $ 13.69   $ 15.12
------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                    1.38%      11.69%     (7.26)%     (4.11)%     3.98%    14.11%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period          $135,164    $129,674    $88,438     $97,121    $73,006   $76,884
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements       0.61%       0.61%      0.61%       0.61%      0.61%     0.61%
   Expenses, before waivers and reimbursements       0.78%       0.79%      0.86%       1.01%      1.07%     0.99%
   Net investment income, net of waivers and
      reimbursements                                 1.38%       1.61%      2.21%       3.02%      2.83%     2.69%
   Net investment income, before waivers and
      reimbursements                                 1.21%       1.43%      1.96%       2.62%      2.37%     2.31%
Portfolio Turnover Rate                             59.97%     147.53%    133.42%     110.80%     85.81%    77.19%
------------------------------------------------------------------------------------------------------------------

                                                                                  CLASS C
                                                 ------------------------------------------------------------------
Selected per share data                          2004/(3)/   2003/(3)/   2002/(4)/     2001       2000    1999/(3)/
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $11.70      $ 10.64    $ 11.76     $ 13.69     $15.13    $14.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                               0.07         0.16       0.21        0.33       0.36      0.34
Net realized and unrealized gains (losses)          0.08         1.05      (1.09)      (0.86)      0.18      1.60
   Total Income (Loss) from Investment
      Operations                                    0.15         1.21      (0.88)      (0.53)      0.54      1.94
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                      (0.07)       (0.15)     (0.24)      (0.35)     (0.31)    (0.42)
   From net realized gains                            --           --         --       (1.05)     (1.67)    (1.30)
      Total Distributions Paid                     (0.07)       (0.15)     (0.24)      (1.40)     (1.98)    (1.72)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $11.78      $ 11.70    $ 10.64     $ 11.76     $13.69    $15.13
-------------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                   1.27%       11.54%     (7.56)%     (4.33)%     3.72%    14.03%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $4,907      $ 1,098    $   860     $   905     $  905    $  805
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements      0.85%        0.85%      0.85%       0.85%      0.85%     0.85%
   Expenses, before waivers and reimbursements      1.02%        1.03%      1.10%       1.25%      1.31%     1.23%
   Net investment income, net of waivers and
      reimbursements                                1.14%        1.37%      1.97%       2.78%      2.59%     2.45%
   Net investment income, before waivers and
      reimbursements                                0.97%        1.19%      1.72%       2.38%      2.13%     2.07%
Portfolio Turnover Rate                            59.97%      147.53%    133.42%     110.80%     85.81%    77.19%
-------------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 19 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
FINANCIAL HIGHLIGHTS (continued)              OR FISCAL YEARS ENDED NOVEMBER 30,
--------------------------------------------------------------------------------

                                                                                CLASS D
BALANCED PORTFOLIO                               ----------------------------------------------------------------
Selected per share data                          2004/(3)/   2003/(3)/   2002/(4)/     2001      2000       1999
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $11.62      $ 10.58    $ 11.69     $ 13.61    $15.06    $14.88

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income                               0.06         0.13       0.19        0.37      0.34      0.36
Net realized and unrealized gains (losses)          0.08         1.05      (1.08)      (0.92)     0.18      1.53
   Total Income (Loss) from Investment
      Operations                                    0.14         1.18      (0.89)      (0.55)     0.52      1.89
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:

   From net investment income                      (0.06)       (0.14)     (0.22)      (0.32)    (0.30)    (0.41)
   From net realized gains                            --           --         --       (1.05)    (1.67)    (1.30)
      Total Distributions Paid                     (0.06)       (0.14)     (0.22)      (1.37)    (1.97)    (1.71)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $11.70      $ 11.62    $ 10.58     $ 11.69    $13.61    $15.06
-----------------------------------------------------------------------------------------------------------------
Total Return/(1)/                                   1.21%       11.24%     (7.66)%     (4.44)%    3.56%    13.73%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period           $  461      $   333    $   317     $   257    $  487    $  405
Ratio to average net assets of:/(2)/
   Expenses, net of waivers and reimbursements      1.00%        1.00%      1.00%       1.00%     1.00%     1.00%
   Expenses, before waivers and reimbursements      1.17%        1.18%      1.25%       1.40%     1.46%     1.38%
   Net investment income, net of waivers and
      reimbursements                                0.99%        1.22%      1.82%       2.63%     2.44%     2.30%
   Net investment income, before waivers and
      reimbursements                                0.82%        1.04%      1.57%       2.23%     1.98%     1.92%
Portfolio Turnover Rate                            59.97%      147.53%    133.42%     110.80%    85.81%    77.19%
-----------------------------------------------------------------------------------------------------------------

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Financial highlights for the periods ended were calculated using the average shares outstanding method.
/(4)/ As required, effective December 1, 2001, the Portfolios adopted the provisions of the new AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage- and asset-backed securities as interest income, rather than realized gains and losses. The financial highlights for the prior years have not been restated to reflect this change in presentation.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 20 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               -----------------
                                                               EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO

                                                              NUMBER      VALUE
                                                            OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.1%
--------------------------------------------------------------------------------
Australia - 3.0%
   AMP Ltd.                                                  471,464    $  1,901
   National Australia Bank Ltd.                              101,362       2,184
--------------------------------------------------------------------------------
                                                                           4,085
--------------------------------------------------------------------------------
Belgium - 1.6%
   Belgacom S.A.                                              73,950       2,238
--------------------------------------------------------------------------------
Denmark - 1.5%
   Novo-Nordisk A/S, Class B +                                44,500       2,046
--------------------------------------------------------------------------------
France - 12.7%
   Axa                                                        97,646       2,010
   Bouygues +                                                 53,714       1,854
   Credit Agricole S.A.                                       83,758       2,062
   Sanofi-Synthelabo S.A. +                                   33,779       2,234
   Societe Generale                                           29,695       2,524
   Total S.A.                                                 22,144       4,194
   Vivendi Universal S.A.                                    102,953       2,690
--------------------------------------------------------------------------------
                                                                          17,568
--------------------------------------------------------------------------------
Germany - 10.4%
   Deutsche Bank A.G. (Registered)                            35,354       2,798
   Deutsche Post A.G. (Registered)                           110,238       2,215
   Deutsche Telekom A.G. (Registered) *                      154,356       2,594
   Linde A.G.                                                 45,066       2,352
   Metro A.G.                                                 46,981       2,322
   SAP A.G.                                                   12,893       2,082
--------------------------------------------------------------------------------
                                                                          14,363
--------------------------------------------------------------------------------
Italy - 5.1%
   Alleanza Assicurazioni S.p.A. +                           182,665       1,990
   ENI S.p.A.                                                140,791       2,887
   Sanpaolo IMI S.p.A.                                       187,257       2,126
--------------------------------------------------------------------------------
                                                                           7,003
--------------------------------------------------------------------------------
Japan - 27.4%
   Ajinomoto Co., Inc.                                       195,000       2,209
   Asahi Glass Co. Ltd.                                      219,100       2,355
   Bridgestone Corp.                                         136,000       2,317
   Chugai Pharmaceutical Co. Ltd.                            160,000       2,450
   Daiwa House Industry Co. Ltd.                             189,000       2,091
   Hitachi Ltd.                                              350,000       2,400
   Mitsubishi Corp.                                          222,000       2,159
   Mitsui Mining & Smelting Co. Ltd.                         666,000       2,627
   Mizuho Financial Group, Inc. +                                173         740
   Nippon Telegraph & Telephone Corp.                            606       2,988
   Nomura Holdings, Inc.                                     132,000       2,018
   Sony Corp.                                                 64,100       2,332
   Terumo Corp.                                               90,900    $  2,175
   Tokyo Gas Co. Ltd. +                                      639,000       2,255
   West Japan Railway Co.                                        619       2,375
   Yamaha Corp.                                              124,600       1,877
   Yokogawa Electric Corp. +                                 188,000       2,450
--------------------------------------------------------------------------------
                                                                          37,818
--------------------------------------------------------------------------------
Luxembourg - 1.5%
   Arcelor                                                   122,649       2,032
--------------------------------------------------------------------------------
Norway - 1.4%
   DnB Holding ASA +                                         315,000       1,999
--------------------------------------------------------------------------------
Spain - 3.1%
   ACS Actividades de Construccion y Servicios S.A.           43,014       2,119
   Banco de Sabadell S.A.                                    107,827       2,196
--------------------------------------------------------------------------------
                                                                           4,315
--------------------------------------------------------------------------------
Sweden - 1.7%
   Skandinaviska Enskilda Banken, Class A +                  167,255       2,412
--------------------------------------------------------------------------------
Switzerland - 11.9%
   Logitech International S.A. (Registered) *                 31,975       1,466
   Nestle S.A. (Registered)                                   15,459       4,018
   Novartis A.G. (Registered)                                 71,770       3,215
   Syngenta A.G.                                              35,104       2,789
   UBS A.G. (Registered)                                      39,086       2,801
   Zurich Financial Services A.G.                             13,662       2,148
--------------------------------------------------------------------------------
                                                                          16,437
--------------------------------------------------------------------------------
United Kingdom - 14.8%
   BHP Billiton PLC                                          259,688       2,185
   BP PLC                                                    423,784       3,712
   BT Group PLC                                              835,213       2,802
   Centrica PLC                                              620,266       2,420
   GKN PLC                                                   539,740       2,271
   GUS PLC                                                   175,201       2,612
   Intercontinental Hotels Group PLC                         219,935       2,111
   WPP Group PLC                                             227,694       2,271
--------------------------------------------------------------------------------
                                                                          20,384
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $114,994)                                                          132,700

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 21 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO (continued)

                                                              NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
PREFERRED STOCK - 1.6%
--------------------------------------------------------------------------------
Germany - 1.6%
   Henkel KGaA - Vorzug +                                       26,788   $ 2,247
--------------------------------------------------------------------------------
Total Preferred Stock
--------------------------------------------------------------------------------
(Cost $1,770)                                                              2,247

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 8.7%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                          12,076,143    12,076
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $12,076)                                                            12,076

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.5%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                           $622          622
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $622)                                                                 622

--------------------------------------------------------------------------------
Total Investments - 106.9%
--------------------------------------------------------------------------------
(Cost $129,462)                                                         147,645
   Liabilities less Other Assets - (6.9)%                                (9,541)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $138,104

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At May 31, 2004, the International Growth Portfolio's investments were denominated in the following currencies:

--------------------------------------------------------------------------------
CONCENTRATION BY CURRENCY                                             PERCENTAGE
--------------------------------------------------------------------------------
Euro                                                                     36.9%
Japanese Yen                                                             28.0
United Kingdom Pound                                                     15.1
Swiss Franc                                                              12.2
All other currencies less than 5%                                         7.8
--------------------------------------------------------------------------------
Total                                                                   100.0%

At May 31, 2004, the International Growth Portfolio's investments, (excluding short-term investments) were diversified as follows:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                       PERCENTAGE
--------------------------------------------------------------------------------
Consumer Discretionary                                                   15.2%
Consumer Staples                                                          8.0
Energy                                                                    8.0
Financials                                                               23.7
Healthcare                                                                9.0
Industrials                                                               8.3
Information Technology                                                    6.2
Materials                                                                 8.9
Telecommunication Services                                                9.2
Utilities                                                                 3.5
--------------------------------------------------------------------------------
Total                                                                   100.0%

At May 31, 2004, the International Growth Portfolio had outstanding forward foreign currency exchange contracts as follows:

---------------------------------------------------------------------------
               AMOUNT         IN         AMOUNT
CONTRACTS      (LOCAL      EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER   CURRENCY)       FOR       CURRENCY)   SETTLEMENT   GAIN/(LOSS)
CURRENCY       (000S)      CURRENCY      (000S)      DATE         (000S)
---------------------------------------------------------------------------
Japanese                 Danish
Yen             39,292   Kroner          2,150       6/1/04         $ 3
Japanese                 Australian
Yen            146,703   Dollar          1,857       6/1/04           2
Japanese
Yen             77,616   U.S. Dollar       700       6/1/04           2
Japanese                 Canadian
Yen                733   Dollar              9       6/1/04          --
                         United
                         Kingdom
Euro               354   Pound             235       6/2/04          --
                         United
Japanese                 Kingdom
Yen             28,000   Pound             138       6/2/04          --
---------------------------------------------------------------------------
Total                                                               $ 7

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 22 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               -----------------
                                                               EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2%
--------------------------------------------------------------------------------
Australia - 4.3%
   Alumina Ltd. +                                               10,025    $   38
   Amcor Ltd. +                                                  7,514        36
   AMP Ltd.                                                     15,123        61
   Ansell Ltd. *                                                 1,440         8
   Aristocrat Leisure Ltd. +                                     2,493         8
   Australia & New Zealand Banking Group Ltd.                   14,556       188
   Australian Gas Light Co. Ltd.                                 4,037        34
   Australian Stock Exchange Ltd. +                                900        10
   BHP Billiton Ltd.                                            29,203       252
   BlueScope Steel Ltd. +                                        7,094        31
   Boral Ltd.                                                    5,050        21
   Brambles Industries Ltd. +                                    8,591        36
   Centro Properties Group +                                     5,081        15
   CFS Gandel Retail Trust                                      11,390        12
   CFS Gandel Retail Trust *                                       441        --
   Coca-Cola Amatil Ltd.                                         4,059        21
   Cochlear Ltd. +                                                 450         7
   Coles Myer Ltd.                                               8,571        52
   Commonwealth Bank of Australia +                              9,773       227
   Commonwealth Property Office Fund                            11,582        10
   Computershare Ltd.                                            3,700         8
   CSL Ltd. +                                                    1,418        23
   CSR Ltd. +                                                    8,400        12
   Deutsche Office Trust                                        10,200         9
   Foster's Group Ltd.                                          16,147        53
   Futuris Corp. Ltd. +                                          4,483         5
   General Property Trust                                       17,348        43
   Harvey Norman Holdings Ltd.                                   4,700         9
   Iluka Resources Ltd.                                          2,117         6
   Insurance Australia Group Ltd. +                             13,289        44
   Investa Property Group                                       12,642        17
   James Hardie Industries N.V.                                  4,100        18
   John Fairfax Holdings Ltd. +                                  7,804        19
   Leighton Holdings Ltd. +                                      1,200         7
   Lend Lease Corp. Ltd. +                                       3,501        25
   Lion Nathan Ltd. +                                            2,500        12
   Macquarie Bank Ltd.                                           1,800        43
   Macquarie Goodman Industrial Trust +                          9,180        11
   Macquarie Infrastructure Group +                             16,900        39
   Mayne Group Ltd.                                              7,192        16
   Mirvac Group +                                                6,378        19
   National Australia Bank Ltd.                                 11,726       253
   Newcrest Mining Ltd.                                          2,905    $   27
   News Corp. Ltd. +                                            10,767       100
   OneSteel Ltd.                                                 4,560         7
   Orica Ltd.                                                    2,514        27
   Origin Energy Ltd. +                                          5,927        23
   PaperlinX Ltd. +                                              3,700        13
   Patrick Corp. Ltd. +                                          4,350        15
   Publishing & Broadcasting Ltd.                                1,200        11
   QBE Insurance Group Ltd. +                                    5,671        50
   Rinker Group Ltd. +                                           8,400        45
   Rio Tinto Ltd. +                                              2,474        62
   Santos Ltd.                                                   5,200        25
   Sonic Healthcare Ltd. +                                       2,155        14
   Southcorp Ltd.                                                5,672        13
   Stockland                                                       357         1
   Stockland +                                                  10,441        40
   Suncorp-Metway Ltd. +                                         4,802        48
   TAB Ltd.                                                      4,000        14
   TABCORP Holdings Ltd. +                                       3,362        32
   Telstra Corp. Ltd.                                           17,377        58
   Toll Holdings Ltd. +                                          1,916        15
   Transurban Group +                                            4,360        14
   Wesfarmers Ltd.                                               2,991        60
   Westfield Holdings Ltd. +                                     3,750        39
   Westfield Trust *                                               612         2
   Westfield Trust +                                            17,128        52
   Westpac Banking Corp. +                                      13,926       172
   WMC Resources Ltd. *                                         10,145        33
   Woodside Petroleum Ltd.                                       4,150        48
   Woolworths Ltd.                                               8,287        69
--------------------------------------------------------------------------------
                                                                           2,887
--------------------------------------------------------------------------------
Austria - 0.2%
   Bank Austria Creditanstalt A.G. +                               260        15
   Boehler-Uddeholm A.G.                                            51         4
   Erste Bank der Oesterreichischen Sparkassen A.G. +              286        44
   Flughafen Wien A.G.                                              99         5
   IMMOFINANZ Immobilien Anlagen A.G. *                          1,946        15
   Mayr-Melnhof Karton A.G.                                         25         3
   Oesterreichische Elektrizitaetswirtschafts A.G.
      (Verbund), Class A                                            36         6
   OMV A.G.                                                        129        23
   RHI A.G. *                                                      174         4

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 23 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
Austria - 0.2% - (continued)
   Telekom Austria A.G.                                          1,846     $ 26
   VA Technologie A.G. +                                            80        4
   Voest-Alpine A.G.                                               153        7
   Wienerberger A.G.                                               257        9
--------------------------------------------------------------------------------
                                                                            165
--------------------------------------------------------------------------------
Belgium - 1.1%
   AGFA-Gevaert N.V.                                               719       17
   Barco N.V.                                                      100        9
   Bekaert N.V.                                                    140        8
   Belgacom S.A. *                                               1,400       42
   Cofinimmo S.A. +                                                 50        7
   Colruyt N.V.                                                    150       16
   D'ieteren N.V. +                                                 40        8
   Delhaize Group +                                                658       31
   Dexia +                                                       5,090       86
   Electrabel S.A.                                                 214       70
   Fortis                                                        8,667      183
   Groupe Bruxelles Lambert S.A.                                   546       34
   Interbrew                                                     1,350       41
   KBC Bankverzekeringsholding +                                   807       46
   Mobistar S.A. *                                                 200       13
   Omega Pharma S.A.                                               150        7
   Solvay S.A. +                                                   565       46
   UCB S.A.                                                        740       35
   Umicore                                                         100        6
--------------------------------------------------------------------------------
                                                                            705
--------------------------------------------------------------------------------
Bermuda - 0.0%
   Frontline Ltd. +                                                400       14
--------------------------------------------------------------------------------
Denmark - 0.7%
   A.P. Moller - Maersk A/S                                          9       59
   Bang & Olufsen A/S, Class B                                      84        5
   Carlsberg A/S, Class B                                          250       12
   Coloplast A/S, Class B                                          112       11
   Danisco A/S                                                     475       23
   Danske Bank A/S                                               3,622       82
   DSV De Sammensluttede Vognmaend A/S                             176        8
   FLS Industries A/S, Class B *                                   238        3
   GN Store Nord A/S                                             1,782       13
   Group 4 Falck A/S +                                             697       16
   H. Lundbeck A/S +                                               597       13
   ISS A/S +                                                       395       19
   Kobenhavns Lufthavne                                             54        8
   NKT Holding A/S                                                 132     $  3
   Novo-Nordisk A/S, Class B +                                   2,032       93
   Novozymes A/S, Class B                                          499       22
   Ostasiatiske Kompagni                                           159        7
   TDC A/S +                                                     1,164       39
   Topdanmark A/S                                                  216       13
   Vestas Wind Systems A/S                                       1,162       15
   William Demant Holding A/S *                                    258       10
--------------------------------------------------------------------------------
                                                                            474
--------------------------------------------------------------------------------
Finland - 1.3%
   Amer Group Ltd.                                                 200       10
   Elisa OYJ, Class A *                                          1,100       14
   Fortum OYJ +                                                  3,000       35
   KCI Konecranes OYJ                                              100        3
   Kesko OYJ, Class B                                              500       10
   Kone OYJ, Class B                                               300       17
   Metso OYJ                                                       900       11
   Nokia OYJ +                                                  37,570      524
   Orion-Yhtymae OYJ, Class B                                      300        8
   Outokumpu OYJ                                                   700       11
   Pohjola Group PLC, Class D +                                    300        3
   Rautaruukki OYJ                                                 700        5
   Sampo OYJ, Class A +                                          2,400       23
   Stora Enso OYJ (Registered) +                                 4,900       63
   TietoEnator OYJ +                                               700       21
   UPM-Kymmene OYJ                                               4,060       73
   Uponor OYJ                                                      300        9
   Wartsila OYJ, Class B                                           300        6
--------------------------------------------------------------------------------
                                                                            846
--------------------------------------------------------------------------------
France - 8.2%
   Accor S.A.                                                    1,504       62
   Air France                                                      600       10
   Air Liquide                                                     794      140
   Alcatel S.A. +                                                9,697      140
   Alstom * +                                                    4,424        6
   Atos Origin                                                     200       12
   Autoroutes du Sud de la France +                                600       23
   Aventis S.A.                                                  5,401      428
   Axa                                                          10,442      215
   BNP Paribas                                                   6,461      398
   Bouygues                                                      1,594       55
   Business Objects S.A. * +                                       500       11

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 24 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
France - 8.2% - (continued)
   Cap Gemini S.A.                                                 969    $   37
   Carrefour S.A. +                                              4,554       223
   Cie de Saint-Gobain                                           2,486       125
   CNP Assurances +                                                300        18
   Credit Agricole S.A.                                          4,768       117
   Dassault Systems S.A. +                                         350        16
   Essilor International S.A.                                      771        49
   Etablissements Economiques du Casino Guichard-
      Perrachon S.A. +                                             350        31
   France Telecom S.A.                                           8,735       209
   Gecina S.A.                                                     300        24
   Groupe Danone +                                                 978       169
   Hermes International                                            100        20
   Imerys S.A. *                                                    50        12
   Klepierre                                                       206        14
   L'Oreal S.A.                                                  2,382       186
   Lafarge S.A. +                                                1,328       116
   Lagardere S.C.A.                                                992        61
   LVMH Moet Hennessy Louis Vuitton S.A. +                       1,883       135
   Michelin Compagnie Generale des Establissements,
      Class B                                                    1,198        59
   Pernod-Ricard +                                                 420        53
   Peugeot S.A.                                                  1,441        82
   Pinault-Printemps-Redoute S.A. +                                535        56
   Publicis Groupe +                                               800        23
   Renault S.A.                                                  1,434       107
   Sagem S.A. +                                                    183        20
   Sanofi-Synthelabo S.A. +                                      2,911       192
   Schneider Electric S.A.                                       1,661       113
   Societe BIC S.A.                                                250        11
   Societe Generale                                              2,609       222
   Societe Television Francaise 1                                1,000        31
   Sodexho Alliance S.A.                                           840        22
   Suez S.A.                                                     6,386       125
   Technip S.A. +                                                  179        24
   Thales S.A. +                                                   700        24
   Thomson (ex-TMM) *                                            1,601        31
   Total S.A.                                                    4,574       866
   Union du Credit-Bail Immobilier                                 350        35
   Valeo S.A.                                                      654        27
   Veolia Environment                                            1,931        51
   Vinci S.A.                                                      560        54
   Vivendi Universal S.A.                                        7,514       196
   Zodiac S.A.                                                     300    $   10
--------------------------------------------------------------------------------
                                                                           5,496
--------------------------------------------------------------------------------
Germany - 5.9%
   Adidas-Salomon A.G. +                                           400        48
   Allianz A.G. (Registered)                                     2,410       253
   Altana A.G. +                                                   550        36
   BASF A.G.                                                     4,157       214
   Bayer A.G.                                                    5,246       150
   Bayerische Hypo-und Vereinsbank A.G. *                        5,044        85
   Beiersdorf A.G. +                                               200        23
   Celsio A.G. +                                                   250        14
   Commerzbank A.G.                                              3,850        63
   Continental A.G. +                                            1,100        50
   DaimlerChrysler A.G. (Registered)                             6,910       309
   Deutsche Bank A.G. (Registered) +                             4,136       327
   Deutsche Boerse A.G.                                            850        46
   Deutsche Lufthansa A.G. (Registered)                          1,700        24
   Deutsche Post A.G. (Registered)                               3,103        62
   Deutsche Telekom A.G. (Registered) *                         19,891       334
   Douglas Holding A.G.                                            300         8
   E.ON A.G.                                                     4,876       339
   Epcos A.G. *                                                    400         8
   Fresenius Medical Care A.G. +                                   300        22
   HeidelbergCement A.G.                                           387        17
   HeidelbergCement A.G. (VVPR) *                                   83        --
   Hypo Real Estate Holding A.G. *                                 754        22
   Infineon Technologies A.G. *                                  4,359        59
   KarstadtQuelle A.G. +                                           350         7
   Linde A.G.                                                      750        39
   MAN A.G.                                                        950        35
   Marschollek Lautenschlaeger und Partner A.G.                    500         8
   Merck KGaA                                                      450        25
   Metro A.G.                                                    1,140        56
   Muenchener Rueckversicherungs A.G. (Registered)               1,270       130
   Puma A.G. Rudolf Dassler Sport +                                100        25
   RWE A.G.                                                      3,073       136
   SAP A.G.                                                      1,632       264
   Schering A.G.                                                 1,300        71
   Siemens A.G. (Registered)                                     6,332       449
   Suedzucker A.G.                                                 450         9
   ThyssenKrupp A.G.                                             2,450        41
   TUI A.G. +                                                    1,063        20

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 25 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
Germany - 5.9% - (continued)
   Volkswagen A.G.                                               1,795    $   79
--------------------------------------------------------------------------------
                                                                           3,907
--------------------------------------------------------------------------------
Greece - 0.4%
   Alpha Bank A.E.                                               1,584        41
   Coca Cola Hellenic Bottling Co. S.A.                            630        16
   Commercial Bank of Greece                                       500        13
   EFG Eurobank Ergasias S.A.                                    1,400        31
   Folli-Follie S.A. (Registered)                                  120         3
   Greek Organization of Football Prognostics S.A.               1,510        29
   Hellenic Duty Free Shops S.A.                                   200         4
   Hellenic Petroleum S.A.                                         890         7
   Hellenic Technodomiki Tev S.A.                                  540         3
   Hellenic Telecommunications Organization S.A.                 2,240        29
   Intracom S.A.                                                   650         3
   National Bank of Greece S.A.                                  1,752        53
   Piraeus Bank S.A.                                             1,040        12
   Public Power Corp.                                              713        18
   Technical Olympic S.A.                                          610         3
   Titan Cement Co. S.A.                                           260        11
   Viohalco                                                        870         6
--------------------------------------------------------------------------------
                                                                             282
--------------------------------------------------------------------------------
Hong Kong - 1.4%
   ASM Pacific Technology                                        2,000         8
   Bank of East Asia Ltd. +                                     12,304        36
   BOC Hong Kong Holdings Ltd. +                                24,000        42
   Cathay Pacific Airways Ltd. +                                 9,000        17
   Cheung Kong Holdings Ltd.                                    12,000        90
   Cheung Kong Infrastructure Holdings Ltd.                      4,000         9
   CLP Holdings Ltd.                                            14,000        75
   Esprit Holdings Ltd.                                          4,000        17
   Giordano International Ltd. +                                12,000         7
   Hang Lung Properties Ltd. +                                  10,000        13
   Hang Seng Bank Ltd.                                           6,100        78
   Henderson Land Development +                                  5,000        22
   Hong Kong & China Gas Co. Ltd.                               28,920        46
   Hong Kong Electric Holdings Ltd.                             12,500        53
   Hong Kong Exchanges and Clearing Ltd. +                       9,000        19
   Hopewell Holdings Ltd.                                        5,000         9
   Hutchison Whampoa Ltd.                                       16,500       110
   Hysan Development Co. Ltd.                                    5,222         8
   Johnson Electric Holdings +                                  13,200        12
   Li & Fung Ltd.                                               14,000        21
   MTR Corp.                                                    11,000    $   16
   New World Development Ltd.                                   16,763        13
   PCCW Ltd. * +                                                16,364        11
   SCMP Group Ltd. +                                             8,000         3
   Shangri-La Asia Ltd. +                                        9,078         9
   Sino Land Co. +                                              12,963         8
   SmarTone Telecommunications Holdings Ltd.                     3,000         3
   Sun Hung Kai Properties Ltd.                                 10,172        87
   Swire Pacific Ltd., Class A +                                 7,500        49
   Techtronic Industries Co. +                                   8,000        13
   Television Broadcasts Ltd.                                    3,000        13
   Texwinca Holdings Ltd.                                        4,000         3
   Wharf Holdings Ltd.                                          11,000        31
   Yue Yuen Industrial Holdings +                                4,000        10
--------------------------------------------------------------------------------
                                                                             961
--------------------------------------------------------------------------------
Ireland - 0.8%
   Allied Irish Banks PLC                                        6,734        98
   Bank of Ireland                                               7,762        95
   CRH PLC                                                       4,179        89
   DCC PLC                                                         744        12
   Depfa Bank PLC                                                2,188        32
   Elan Corp. PLC *                                              3,119        73
   Fyffes PLC                                                    2,597         5
   Grafton Group PLC                                             1,695        12
   Greencore Group PLC                                           1,366         5
   Independent News & Media PLC                                  4,867        12
   Irish Life & Permanent PLC                                    2,395        36
   Kerry Group PLC, Class A                                      1,156        24
   Ryanair Holdings PLC *                                        1,575         8
   Waterford Wedgwood PLC                                        6,596         2
--------------------------------------------------------------------------------
                                                                             503
--------------------------------------------------------------------------------
Italy - 3.4%
   Alleanza Assicurazioni S.p.A.                                 3,698        40
   Arnoldo Mondadori Editore S.p.A.                              1,000         9
   Assicurazioni Generali S.p.A.                                 7,567       197
   Autogrill S.p.A. *                                            1,000        14
   Autostrade S.p.A.                                             1,068        20
   Banca Antonveneta S.p.A. +                                    1,340        27
   Banca Fideuram S.p.A. +                                       3,000        17
   Banca Intesa S.p.A.                                          25,475        93
   Banca Intesa S.p.A. - RNC                                     7,696        21
   Banca Monte dei Paschi di Siena S.p.A.                        8,000        25

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 26 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
Italy - 3.4% - (continued)
   Banca Nazionale del Lavoro S.p.A. (BNL) * +                  13,203    $   28
   Banca Popolare di Milano Scrl                                 3,000        18
   Banche Popolari Unite Scrl                                    2,523        40
   Banco Popolare di Verona e Novara Scrl                        2,940        48
   Benetton Group S.p.A.                                           800         9
   Bulgari S.p.A.                                                1,000         9
   Capitalia S.p.A.                                              9,615        28
   Enel S.p.A.                                                  18,892       155
   ENI S.p.A.                                                   20,567       422
   Fiat S.p.A. * +                                               4,149        29
   FinecoGroup S.p.A. * +                                        1,304         8
   Finmeccanica S.p.A.                                          53,000        40
   Gruppo Editoriale L'Espresso S.p.A.                           1,000         6
   Italcementi S.p.A.                                            1,080        13
   Luxottica Group S.p.A. +                                      1,000        16
   Mediaset S.p.A.                                               5,000        55
   Mediobanca S.p.A.                                             4,000        46
   Mediolanum S.p.A.                                             2,000        13
   Pirelli & C S.p.A.                                           12,000        12
   Riunione Adriatica di Sicurta S.p.A.                          2,398        43
   Sanpaolo IMI S.p.A.                                           7,373        84
   Seat Pagine Gialle S.p.A. *                                  32,279        13
   Snam Rete Gas S.p.A.                                          7,647        32
   Telecom Italia Media S.p.A. * +                              12,243         5
   Telecom Italia S.p.A.                                        65,036       199
   Telecom Italia S.p.A. - RNC                                  45,827        99
   TIM S.p.A.                                                   30,008       163
   Tiscali S.p.A. *                                              2,000         9
   UniCredito Italiano S.p.A.                                   34,533       162
--------------------------------------------------------------------------------
                                                                           2,267
--------------------------------------------------------------------------------
Japan - 21.0%
   77 Bank (The) Ltd.                                            3,000        18
   Acom Co. Ltd. +                                                 700        47
   Aderans Co. Ltd.                                                500        10
   Advantest Corp.                                                 600        41
   Aeon Co. Ltd.                                                 2,200        89
   Aeon Credit Service Co. Ltd. +                                  300        19
   Aiful Corp.                                                     350        35
   Ajinomoto Co., Inc.                                           4,000        45
   All Nippon Airways Co. Ltd.                                   4,000        12
   Alps Electric Co. Ltd.                                        1,000        13
   Amada Co. Ltd.                                                2,000        12
   Amano Corp.                                                   1,000    $    8
   Anritsu Corp.                                                 1,000         6
   Aoyama Trading Co. Ltd.                                         500        12
   Ariake Japan Co. Ltd. +                                         220         6
   Asahi Breweries Ltd.                                          3,000        32
   Asahi Glass Co. Ltd.                                          6,000        65
   Asahi Kasei Corp.                                            11,000        54
   Asatsu-DK, Inc.                                                 500        13
   Autobacs Seven Co. Ltd. +                                       200         6
   Bandai Co. Ltd.                                                 400        10
   Bank of Fukuoka (The) Ltd. +                                  5,000        27
   Bank of Yokohama (The) Ltd. * +                               9,000        50
   Bellsystem 24, Inc. +                                            40         9
   Benesse Corp. +                                                 200         6
   Bridgestone Corp.                                             6,000       102
   Canon, Inc.                                                   7,000       345
   Capcom Co. Ltd. +                                               500         5
   Casio Computer Co. Ltd. +                                     1,000        13
   Central Glass Co. Ltd.                                        2,000        15
   Central Japan Railway Co. +                                       9        73
   Chiba Bank (The) Ltd.                                         6,000        34
   Chubu Electric Power Co., Inc. +                              5,400       113
   Chugai Pharmaceutical Co. Ltd.                                2,300        35
   Citizen Watch Co. Ltd.                                        2,000        21
   Coca-Cola West Japan Co. Ltd.                                   600        14
   COMSYS Holdings Corp.                                         1,000         8
   Credit Saison Co. Ltd.                                        1,200        34
   CSK Corp. +                                                     600        23
   Dai Nippon Printing Co. Ltd.                                  6,000        93
   Daicel Chemical Industries                                    2,000         9
   Daiichi Pharmaceutical Co. Ltd.                               2,000        33
   Daikin Industries Ltd.                                        1,000        23
   Daimaru (The), Inc.                                           2,000        17
   Dainippon Ink & Chemicals, Inc.                               5,000        11
   Dainippon Screen Manufacturing Co. Ltd. +                     1,000         6
   Daito Trust Construction Co. Ltd.                               800        29
   Daiwa House Industry Co. Ltd.                                 3,000        33
   Daiwa Securities Group, Inc.                                 10,000        70
   Denki Kagaku Kogyo Kabushiki Kaisha                           4,000        13
   Denso Corp.                                                   4,600        98
   Dentsu, Inc. +                                                    8        20
   Dowa Mining Co. Ltd.                                          2,000        11

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 27 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
Japan - 21.0% - (continued)
   East Japan Railway Co.                                           28     $145
   Ebara Corp.                                                   2,000        9
   Eisai Co. Ltd.                                                2,200       57
   FamilyMart Co. Ltd.                                           1,000       29
   Fanuc Ltd.                                                    1,100       65
   Fast Retailing Co. Ltd.                                         600       44
   Fuji Electric Co. Ltd.                                        4,000       10
   Fuji Photo Film Co. Ltd.                                      4,000      122
   Fuji Television Network, Inc.                                     4        9
   Fujikura Ltd.                                                 3,000       14
   Fujisawa Pharmaceutical Co. Ltd.                              2,000       44
   Fujitsu Ltd.                                                 13,000       87
   Furukawa Electric (The) Co. Ltd. +                            5,000       19
   Gunma Bank (The) Ltd.                                         3,000       14
   Gunze Ltd. +                                                  2,000       10
   Hankyu Department Stores                                      1,000        9
   Hino Motors Ltd.                                              2,000       12
   Hirose Electric Co. Ltd.                                        200       22
   Hitachi Cable Ltd.                                            1,000        5
   Hitachi Chemical Co. Ltd.                                     1,000       17
   Hitachi Ltd.                                                 27,000      185
   Hitachi Software Engineering Co. Ltd.                           300        6
   Hokugin Financial Group, Inc. +                               7,000       14
   Honda Motor Co. Ltd.                                          6,300      274
   House Foods Corp.                                             1,000       13
   Hoya Corp.                                                      900       94
   Isetan Co. Ltd.                                               1,000       13
   Ishihara Sangyo Kaisha Ltd. +                                 2,000        4
   Ishikawajima-Harima Heavy Industries Co. Ltd.                 9,000       14
   ITO EN Ltd.                                                     300       13
   Ito-Yokado Co. Ltd.                                           3,000      120
   Itochu Corp.                                                 12,000       50
   Itochu Techno-Science Corp. +                                   400       15
   Jafco Co. Ltd. +                                                200       13
   Japan Airlines System Corp.                                   6,000       18
   Japan Real Estate Investment Corp.                                2       14
   Japan Tobacco, Inc. +                                             6       47
   JFE Holdings, Inc.                                            4,200       91
   JGC Corp.                                                     2,000       17
   Joyo Bank (The) Ltd. +                                        6,000       24
   JSR Corp. +                                                   1,000       21
   Kajima Corp. +                                                7,000       23
   Kaken Pharmaceutical Co. Ltd.                                 1,000     $  5
   Kamigumi Co. Ltd.                                             2,000       13
   Kanebo Ltd. *                                                 3,000        3
   Kaneka Corp.                                                  2,000       19
   Kansai Electric Power Co., Inc.                               5,300       93
   Kao Corp.                                                     4,000       92
   Kawasaki Heavy Industries Ltd. +                             10,000       15
   Kawasaki Kisen Kaisha Ltd. +                                  4,000       18
   Keihin Electric Express Railway Co. Ltd. +                    3,000       18
   Keio Electric Railway Co. Ltd. +                              5,000       27
   Keyence Corp.                                                   200       47
   Kikkoman Corp. +                                              1,000        8
   Kinden Corp.                                                  1,000        6
   Kinki Nippon Railway Co. Ltd. +                              11,000       40
   Kirin Brewery Co. Ltd.                                        6,000       59
   Kokuyo Co. Ltd.                                               1,000       12
   Komatsu Ltd.                                                  7,000       42
   Konami Corp. +                                                  700       15
   Konica Minolta Holdings, Inc.                                 3,000       40
   Koyo Seiko Co. Ltd. +                                         1,000       10
   Kubota Corp.                                                  9,000       41
   Kuraray Co. Ltd.                                              3,000       22
   Kurita Water Industries Ltd.                                    400        5
   Kyocera Corp.                                                 1,300      106
   Kyowa Hakko Kogyo Co. Ltd.                                    3,000       20
   Kyushu Electric Power Co., Inc.                               3,200       56
   Lawson, Inc.                                                    500       18
   Mabuchi Motor Co. Ltd. +                                        300       20
   Makita Corp. +                                                1,000       14
   Marubeni Corp. +                                             11,000       25
   Marui Co. Ltd. +                                              3,300       44
   Matsushita Electric Industrial Co. Ltd.                      18,000      246
   Matsushita Electric Works Ltd.                                2,000       17
   Meiji Dairies Corp. +                                         2,000       10
   Meiji Seika Kaisha Ltd. +                                     3,000       12
   Meitec Corp.                                                    500       18
   Millea Holdings Inc.                                             12      160
   Minebea Co. Ltd.                                              3,000       13
   Mitsubishi Chemical Corp.                                    14,000       33
   Mitsubishi Corp.                                             10,000       97
   Mitsubishi Electric Corp. *                                  13,000       64
   Mitsubishi Estate Co. Ltd.                                    8,000       96

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 28 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
Japan - 21.0% - (continued)
   Mitsubishi Gas Chemical Co.                                   3,000     $ 11
   Mitsubishi Heavy Industries Ltd. *                           23,000       61
   Mitsubishi Logistics Corp.                                    1,000        8
   Mitsubishi Materials Corp.                                    8,000       15
   Mitsubishi Rayon Co. Ltd.                                     4,000       14
   Mitsubishi Tokyo Financial Group, Inc.                           37      316
   Mitsui & Co. Ltd. +                                          10,000       77
   Mitsui Chemicals, Inc.                                        5,000       25
   Mitsui Engineering & Shipbuilding Co. Ltd. +                  6,000       10
   Mitsui Fudosan Co. Ltd.                                       6,000       66
   Mitsui Mining & Smelting Co. Ltd.                             5,000       20
   Mitsui O.S.K. Lines Ltd.                                      7,000       33
   Mitsui Sumitomo Insurance Co. Ltd.                           10,000       88
   Mitsui Trust Holding, Inc.                                    5,000       33
   Mitsukoshi Ltd. +                                             3,000       14
   Mitsumi Electric Co. Ltd.                                     1,000       10
   Mizuho Financial Group, Inc. +                                   60      257
   Murata Manufacturing Co. Ltd.                                 1,800      106
   Namco Ltd.                                                      300        8
   NEC Corp.                                                    13,000       94
   NET One Systems Co. Ltd. +                                        4       16
   NGK Insulators Ltd.                                           2,000       14
   NGK Spark Plug Co. Ltd.                                       1,000        9
   Nichii Gakkan Co.                                               100        5
   Nichirei Corp.                                                2,000        6
   Nidec Corp. +                                                   300       31
   Nikko Cordial Corp.                                          11,000       57
   Nikon Corp. +                                                 2,000       21
   Nintendo Co. Ltd.                                               800       82
   Nippon Building Fund, Inc. +                                      2       14
   Nippon Express Co. Ltd.                                       7,000       39
   Nippon Kayaku Co. Ltd.                                        1,000        5
   Nippon Meat Packers, Inc.                                     1,000       11
   Nippon Mining Holdings, Inc.                                  4,000       18
   Nippon Oil Corp.                                             11,000       64
   Nippon Sanso Corp. +                                          2,000       10
   Nippon Sheet Glass Co. Ltd. +                                 3,000       10
   Nippon Shokubai Co. Ltd.                                      1,000        7
   Nippon Steel Corp.                                           53,000      107
   Nippon Telegraph & Telephone Corp.                               42      207
   Nippon Unipac Holding                                             8       40
   Nippon Yusen Kabushiki Kaisha +                               8,000       34
   Nishimatsu Construction Co. Ltd. +                            2,000     $  7
   Nissan Chemical Industries +                                  1,000        7
   Nissan Motor Co. Ltd.                                        19,700      198
   Nisshin Seifun Group, Inc.                                    1,000        9
   Nisshinbo Industries, Inc.                                    1,000        7
   Nissin Food Products Co. Ltd. +                                 600       15
   Nitto Denko Corp. +                                           1,300       69
   Nomura Holdings, Inc.                                        14,000      214
   NSK Ltd.                                                      4,000       18
   NTN Corp. +                                                   4,000       19
   NTT Data Corp. +                                                 11       32
   NTT DoCoMo, Inc.                                                161      296
   Obayashi Corp.                                                5,000       24
   OJI Paper Co. Ltd. +                                          6,000       39
   Oki Electric Industry Co. Ltd. * +                            5,000       18
   Okumura Corp.                                                 2,000       10
   Olympus Optical Co. Ltd.                                      2,000       36
   Omron Corp.                                                   1,700       38
   Onward Kashiyama Co. Ltd.                                     1,000       15
   Oracle Corp. Japan +                                            400       19
   Oriental Land Co. Ltd. +                                        400       25
   ORIX Corp.                                                      600       63
   Osaka Gas Co. Ltd. +                                         18,000       48
   Pioneer Corp. +                                               1,000       26
   Promise Co. Ltd.                                                700       46
   QP Corp. of Japan                                             1,400       11
   Resona Holdings, Inc. +                                      40,000       69
   Ricoh Co. Ltd.                                                6,000      114
   Rohm Co. Ltd.                                                   900      108
   Saizeriya Co. Ltd. +                                            400        6
   Sanden Corp. +                                                1,000        6
   Sankyo Co. Ltd.                                               3,000       60
   Sankyo Co. Ltd. - Gunma +                                       300       10
   Sanyo Electric Co. Ltd.                                      13,000       51
   Sapporo Breweries Ltd. +                                      2,000        6
   Secom Co. Ltd.                                                1,500       60
   Sega Corp. * +                                                  900        9
   Seiko Epson Corp. +                                             400       14
   Seino Transportation Co. Ltd. +                               1,000       10
   Sekisui Chemical Co. Ltd.                                     4,000       29
   Sekisui House Ltd.                                            4,000       42
   Seven-Eleven Japan Co. Ltd. +                                 3,000       94

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 29 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
Japan - 21.0% - (continued)
   Sharp Corp.                                                   7,000     $119
   Shimachu Co. Ltd.                                               400       10
   Shimamura Co. Ltd.                                              200       16
   Shimano, Inc.                                                 1,000       24
   Shimizu Corp. +                                               4,000       17
   Shin-Etsu Chemical Co. Ltd.                                   2,900      101
   Shionogi & Co. Ltd.                                           2,000       33
   Shiseido Co. Ltd.                                             3,000       36
   Shizuoka Bank (The) Ltd.                                      5,000       41
   Showa Denko K.K.                                              8,000       18
   Showa Shell Sekiyu K.K.                                       1,000        8
   SMC Corp. of Japan                                              500       55
   Snow Brand Milk Products Co. Ltd. * +                         1,500        5
   Softbank Corp. +                                              2,000       85
   Sompo Japan Insurance, Inc.                                   6,000       53
   Sony Corp.                                                    7,500      273
   Stanley Electric Co. Ltd. +                                   1,000       17
   Sumitomo Bakelite Co. Ltd. +                                  1,000        7
   Sumitomo Chemical Co. Ltd.                                   13,000       60
   Sumitomo Corp. +                                              5,000       38
   Sumitomo Electric Industries Ltd.                             5,000       47
   Sumitomo Heavy Industries Ltd. *                              4,000       10
   Sumitomo Metal Industries Ltd.                               26,000       29
   Sumitomo Metal Mining Co. Ltd. +                              4,000       24
   Sumitomo Mitsui Financial Group, Inc. +                          31      221
   Sumitomo Osaka Cement Co. Ltd. +                              3,000        7
   Sumitomo Realty & Development Co. Ltd.                        3,000       32
   Sumitomo Trust & Banking (The) Co. Ltd.                       8,000       49
   Suruga Bank (The) Ltd.                                        2,000       13
   Suzuken Co. Ltd.                                                600       19
   T&D Holdings, Inc.                                            1,000       42
   Taiheiyo Cement Corp. +                                       6,400       14
   Taisei Corp.                                                  7,000       23
   Taisho Pharmaceutical Co. Ltd.                                1,000       20
   Taiyo Yuden Co. Ltd. +                                        1,000       14
   Takara Holdings, Inc.                                         1,000        8
   Takashimaya Co. Ltd. +                                        3,000       33
   Takeda Chemical Industries Ltd.                               6,800      281
   Takefuji Corp. +                                                590       41
   Takuma Co. Ltd. +                                             1,000        6
   TDK Corp.                                                       900       64
   Teijin Ltd. +                                                 7,000       23
   Teikoku Oil Co. Ltd. +                                        2,000     $ 10
   Terumo Corp.                                                  1,400       34
   THK Co. Ltd. +                                                  800       14
   TIS, Inc. +                                                     500       20
   Tobu Railway Co. Ltd. +                                       6,000       26
   Toda Corp.                                                    2,000        7
   Toho Co. Ltd. of Tokyo                                        1,100       16
   Tohoku Electric Power Co., Inc.                               3,400       55
   Tokyo Broadcasting System, Inc.                                 500        9
   Tokyo Electric Power Co., Inc.                                9,300      203
   Tokyo Electron Ltd.                                           1,500       83
   Tokyo Gas Co. Ltd. +                                         20,000       71
   Tokyo Style Co. Ltd. +                                        1,000       11
   Tokyu Corp. +                                                 9,000       44
   TonenGeneral Sekiyu K.K. +                                    2,000       17
   Toppan Printing Co. Ltd.                                      4,000       49
   Toray Industries, Inc.                                       10,000       45
   Toshiba Corp.                                                22,000       93
   Tosoh Corp. +                                                 4,000       14
   Tostem Inax Holding Corp.                                     2,000       41
   Toto Ltd. +                                                   2,000       21
   Toyo Seikan Kaisha Ltd.                                       1,000       16
   Toyo Suisan Kaisha Ltd.                                       1,000       12
   Toyobo Co. Ltd.                                               5,000       12
   Toyoda Gosei Co. Ltd. +                                         300        7
   Toyota Industries Corp. +                                     2,000       44
   Toyota Motor Corp.                                           23,100      836
   Trend Micro, Inc.                                               500       18
   Ube Industries Ltd. of Japan                                  6,000        9
   UFJ Holdings, Inc. +                                             29      143
   Uni-Charm Corp. +                                               400       20
   UNY Co. Ltd.                                                  1,000       12
   USS Co. Ltd. +                                                  100        8
   Wacoal Corp. +                                                1,000       11
   West Japan Railway Co.                                           15       58
   World Co. Ltd.                                                  500       16
   Yahoo Japan Corp. *                                               6       62
   Yamada Denki Co. Ltd. +                                         600       20
   Yamaha Corp.                                                  1,000       15
   Yamaha Motor Co. Ltd.                                         1,000       14
   Yamanouchi Pharmaceutical Co. Ltd.                            2,400       76
   Yamato Transport Co. Ltd.                                     3,000       44

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 30 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
Japan - 21.0% - (continued)
   Yamazaki Baking Co. Ltd.                                     1,000    $     9
   Yokogawa Electric Corp.                                      2,000         26
--------------------------------------------------------------------------------
                                                                          13,968
--------------------------------------------------------------------------------
Luxembourg - 0.1%
   Arcelor                                                      3,076         51
--------------------------------------------------------------------------------
Malaysia - 0.0%
   Promet BHD                                                   4,000         --
   Silverstone Corp. BHD                                          352         --
--------------------------------------------------------------------------------
                                                                              --
--------------------------------------------------------------------------------
Netherlands - 4.5%
   ABN AMRO Holding N.V.                                       12,114        257
   Aegon N.V.                                                  10,668        129
   Akzo Nobel N.V.                                              2,160         78
   ASML Holding N.V. *                                          3,639         64
   Corio N.V.                                                     389         16
   DSM N.V. +                                                     719         36
   Euronext N.V. +                                                800         23
   European Aeronautic Defense & Space Co. +                    2,400         60
   Hagemeyer N.V. +                                             4,113          9
   Heineken N.V.                                                1,963         65
   IHC Caland N.V. +                                              269         13
   ING Groep N.V. - CVA                                        13,836        313
   Koninklijke Ahold N.V. *                                     7,077         55
   Koninklijke Ahold N.V. ADR                                   3,866         30
   Koninklijke Numico N.V. - CVA +                              1,328         42
   Koninklijke Philips Electronics N.V.                        10,391        284
   Koninklijke Vendex KBB N.V. - CVA +                            813         15
   OCE N.V. +                                                     699         11
   Qiagen N.V. *                                                1,100         12
   Reed Elsevier N.V.                                           4,988         70
   Rodamco Europe N.V.                                            399         22
   Royal Dutch Petroleum Co.                                   16,313        822
   Royal KPN N.V. *                                            15,520        113
   TPG N.V.                                                     2,671         60
   Unilever N.V. - CVA +                                        4,513        297
   Vedior N.V. - CVA +                                          1,332         20
   VNU N.V.                                                     1,786         52
   Wereldhave N.V. +                                              175         13
   Wolters Kluwer N.V. - CVA                                    2,413         41
--------------------------------------------------------------------------------
                                                                           3,022
--------------------------------------------------------------------------------
New Zealand - 0.2%
   Auckland International Airport Ltd.                          2,192          9
   Carter Holt Harvey Ltd.                                      7,500    $     9
   Contact Energy Ltd.                                          2,600          9
   Fisher & Paykel Appliances Holdings Ltd.                     1,920          6
   Fisher & Paykel Healthcare Corp.                               644          5
   Fletcher Building Ltd. +                                     3,579         10
   Independent Newspapers Ltd.                                  1,166          4
   NGC Holdings Ltd.                                            1,142          2
   Sky City Entertainment Group Ltd.                            4,000         12
   Sky Network Television Ltd. *                                  800          3
   Telecom Corp. of New Zealand Ltd.                           15,375         53
   Tenon Ltd. *                                                   731          1
   Tower Ltd. *                                                 3,100          3
   Warehouse Group Ltd.                                         1,200          3
--------------------------------------------------------------------------------
                                                                             129
--------------------------------------------------------------------------------
Norway - 0.5%
   Aker Kvaerner ASA                                              245          4
   DnB Holding ASA                                              5,700         36
   Norsk Hydro ASA +                                            1,160         72
   Norske Skogindustrier ASA                                      900         15
   Orkla ASA                                                    1,500         38
   Schibsted ASA +                                                400          7
   Smedvig ASA, Class A                                           300          3
   Statoil ASA +                                                3,900         49
   Storebrand ASA                                               1,300          9
   Tandberg ASA *                                               1,000         10
   Telenor ASA +                                                6,450         46
   Tomra Systems ASA +                                          1,500          6
   Yara International ASA *                                     1,160          9
--------------------------------------------------------------------------------
                                                                            304
--------------------------------------------------------------------------------
Portugal - 0.3%
   Banco BPI S.A. (Registered)                                  3,400         13
   Banco Comercial Portugues S.A. (Registered) +               14,027         33
   Banco Espirito Santo S.A. (Registered) +                       918         15
   Brisa-Auto Estradas de Portugal S.A. +                       2,400         17
   Cimpor Cimentos de Portugal S.A.                             1,400          7
   Electricidade de Portugal S.A.                              16,000         43
   Jeronimo Martins, SGPS, S.A. *                                 300          4
   Portugal Telecom, SGPS, S.A. (Registered)                    6,874         71
   PT Multimedia Servicos de Telecomunicacoes e
      Multimedia, SGPS, S.A.                                      400          8
   Sonae, SGPS, S.A.                                            8,900          9
--------------------------------------------------------------------------------
                                                                             220
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 31 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
Singapore - 0.7%
   Allgreen Properties Ltd.                                      4,000   $    2
   CapitaLand Ltd.                                               8,500        7
   Chartered Semiconductor Manufacturing Ltd. * +                8,500        7
   City Developments Ltd.                                        4,000       12
   ComfortDelgro Corp. Ltd.                                     15,000       10
   Creative Technology Ltd.                                        200        2
   Cycle & Carriage Ltd.                                         1,382        5
   Datacraft Asia Ltd. *                                         2,000        2
   DBS Group Holdings Ltd.                                       8,198       68
   Fraser and Neave Ltd.                                         1,530       12
   Haw Par Corp. Ltd.                                              711        2
   Keppel Corp. Ltd. +                                           5,250       21
   Keppel Land Ltd.                                              3,000        3
   Neptune Orient Lines Ltd.                                     7,370        9
   Oversea-Chinese Banking Corp.                                 7,980       57
   Parkway Holdings Ltd.                                         5,000        3
   SembCorp Industries Ltd.                                      7,494        6
   SembCorp Logistics Ltd.                                       2,000        2
   SembCorp Marine Ltd.                                          4,000        2
   Singapore Airlines Ltd.                                       4,000       25
   Singapore Exchange Ltd.                                       6,000        6
   Singapore Land Ltd.                                           1,000        2
   Singapore Press Holdings Ltd.                                 2,893       35
   Singapore Technologies Engineering Ltd.                      11,000       13
   Singapore Telecommunications Ltd.                            49,000       64
   SMRT Corp. Ltd.                                               5,000        2
   ST Assembly Test Services Ltd. *                              2,000        2
   United Overseas Bank Ltd.                                     9,392       71
   United Overseas Land Ltd.                                     3,000        4
   Venture Corp. Ltd.                                            2,000       21
   Wing Tai Holdings Ltd.                                        3,500        2
--------------------------------------------------------------------------------
                                                                            479
--------------------------------------------------------------------------------
Spain - 3.3%
   Abertis Infraestructuras S.A.                                 1,960       33
   Acciona S.A.                                                    300       19
   Acerinox S.A.                                                   475       26
   ACS Actividades de Construccion y Servicios S.A. *              795       39
   Altadis S.A. +                                                2,192       68
   Amadeus Global Travel Distribution S.A., Class A              2,000       12
   Antena 3 Television S.A. *                                      136        7
   Banco Bilbao Vizcaya Argentaria S.A.                         25,425      336
   Banco Popular Espanol S.A.                                    1,265       71
   Banco Santander Central Hispano S.A.                         33,872   $  359
   Corporacion Mapfre S.A.                                         889       10
   Endesa S.A.                                                   7,103      131
   Fomento de Construcciones y Contratas S.A.                      426       15
   Gas Natural SDG S.A.                                          1,775       43
   Grupo Ferrovial S.A.                                            600       24
   Iberdrola S.A. +                                              6,048      122
   Iberia (Lineas Aereas de Espana)                              3,800       11
   Inditex S.A.                                                  1,970       46
   Indra Sistemas S.A. +                                         1,100       14
   NH Hoteles S.A. *                                               800        9
   Promotora de Informaciones S.A. (Prisa)                         600       10
   Repsol YPF S.A.                                               7,227      154
   Sacyr Vallehermoso S.A.                                         825       12
   Sociedad General de Aguas de Barcelona S.A.                     525        9
   Sociedad General de Aguas de Barcelona S.A. *                     5       --
   Telefonica Publicidad e Informacion S.A.                      1,400       10
   Telefonica S.A. *                                            37,160      540
   Union Fenosa S.A.                                             1,763       38
   Zeltia S.A.                                                   1,300        9
--------------------------------------------------------------------------------
                                                                          2,177
--------------------------------------------------------------------------------
Sweden - 2.1%
   Ainax AB *                                                      174       --
   Alfa Laval AB                                                   600        9
   Assa Abloy AB, Class B                                        2,600       30
   Atlas Copco AB, Class A +                                     1,000       37
   Atlas Copco AB, Class B                                         600       20
   Axfood AB +                                                     200        5
   Billerud A.B.                                                   500        8
   Castellum AB                                                    300        7
   Drott AB, Class B                                               500        7
   Electrolux AB, Class B +                                      2,340       47
   Eniro AB                                                      1,400       11
   Gambro AB, Class A                                            1,500       14
   Gambro AB, Class B                                              800        7
   Getinge AB, Class B                                           1,600       19
   Hennes & Mauritz AB, Class B                                  3,740       93
   Hoganas AB, Class B                                             200        5
   Holmen AB, Class B +                                            400       11
   Modern Times Group AB, Class B * +                              400        7
   Nordea AB                                                    18,600      126
   OM AB                                                           400        5

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 32 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
Sweden - 2.1% - (continued)
   Sandvik AB                                                    1,700    $   58
   SAS AB *                                                        600         5
   Scania                                                          400        13
   Securitas AB, Class B                                         2,300        28
   Skandia Forsakrings AB +                                      7,310        29
   Skandinaviska Enskilda Banken, Class A                        3,700        53
   Skanska AB, Class B                                           3,200        27
   SKF AB, Class B                                                 611        22
   SSAB Svenskt Stal AB, Series A                                  500         8
   SSAB Svenskt Stal AB, Series B                                  200         3
   Svenska Cellulosa AB, Class B                                 1,700        66
   Svenska Handelsbanken AB, Class A                             4,400        86
   Swedish Match AB                                              2,900        31
   Tele2 AB, Class B *                                             700        30
   Telefonaktiebolaget LM Ericsson, Class B *                  116,840       326
   TeliaSonera AB +                                             13,000        55
   Trelleborg AB, Class B                                          600        11
   Volvo AB, Class A                                               900        28
   Volvo AB, Class B                                             1,800        58
   WM-Data AB, Class B                                           2,100         5
--------------------------------------------------------------------------------
                                                                           1,410
--------------------------------------------------------------------------------
Switzerland - 6.7%
   ABB Ltd. *                                                   13,745        77
   Adecco S.A. (Registered)                                      1,000        48
   Ciba Specialty Chemicals A.G. (Registered)                      500        34
   Clariant A.G. (Registered)                                    1,950        27
   Compagnie Financiere Richemont A.G., Class A                  4,107       106
   Credit Suisse Group *                                         8,888       305
   Geberit A.G. (Registered)                                        25        16
   Givaudan S.A. (Registered)                                       65        35
   Holcim Ltd. (Registered)                                      1,300        68
   Kudelski S.A. *                                                 300         9
   Kuoni Reisen Holding (Registered)                                27        11
   Logitech International S.A. (Registered) *                      400        18
   Lonza Group A.G. (Registered)                                   378        18
   Nestle S.A. (Registered)                                      3,159       821
   Nobel Biocare Holding A.G.                                      200        30
   Novartis A.G. (Registered)                                   18,644       835
   Roche Holding A.G. (Genusschein)                              5,565       586
   Schindler Holding A.G.                                           50        14
   Serono S.A., Class B                                             55        34
   SGS Societe Generale de Surveillance Holdings S.A.
      (Registered)                                                  30    $   17
   STMicroelectronics N.V. +                                     4,655       104
   Sulzer A.G. (Registered) +                                       40        10
   Swatch Group A.G. (Registered)                                  500        14
   Swatch Group A.G., Class B                                      300        42
   Swiss Reinsurance (Registered)                                2,590       161
   Swisscom A.G. (Registered)                                      220        68
   Syngenta A.G.                                                   856        68
   Synthes, Inc.                                                   344        40
   UBS A.G. (Registered)                                         8,799       631
   Unaxis Holding A.G. (Registered)                                 75         9
   Valora Holding A.G.                                              35         8
   Zurich Financial Services A.G.                                1,111       175
--------------------------------------------------------------------------------
                                                                           4,439
--------------------------------------------------------------------------------
United Kingdom - 23.1%
   3i Group PLC                                                  5,304        60
   Aegis Group PLC                                              10,000        16
   Aggreko PLC                                                   2,000         5
   Alliance Unichem PLC                                          2,000        23
   Amec PLC                                                      3,047        15
   Amvescap PLC                                                  6,433        43
   ARM Holdings PLC *                                            9,000        19
   Associated British Ports Holdings PLC                         2,462        20
   AstraZeneca PLC                                              13,169       614
   Aviva PLC                                                    17,671       173
   BAA PLC                                                       8,498        85
   BAE Systems PLC                                              24,310        92
   Balfour Beatty PLC                                            4,158        19
   Barclays PLC                                                 51,115       446
   Barratt Developments PLC                                      2,235        23
   BBA Group PLC                                                 4,101        19
   Berkeley Group (The) PLC                                      1,000        17
   BG Group PLC                                                 27,640       168
   BHP Billiton PLC *                                           19,324       163
   BOC Group PLC                                                 4,037        66
   Boots Group PLC                                               6,446        78
   BP PLC                                                      172,558     1,511
   BPB PLC                                                       4,000        28
   Brambles Industries PLC                                       6,646        26
   British Airways PLC *                                         5,120        24
   British American Tobacco PLC                                 12,452       183

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 33 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 23.1% - (continued)
   British Land Co. PLC                                          4,035    $   50
   British Sky Broadcasting PLC *                               10,002       112
   BT Group PLC                                                 68,477       230
   Bunzl PLC                                                     3,584        30
   Cable & Wireless PLC *                                       20,811        47
   Cadbury Schweppes PLC                                        16,373       140
   Canary Wharf Group PLC *                                      4,000        22
   Capita Group PLC                                              6,000        34
   Carnival PLC                                                  1,323        59
   Cattles PLC                                                   3,000        18
   Celltech Group PLC *                                          2,000        20
   Centrica PLC                                                 33,807       132
   Close Brothers Group PLC                                      1,000        15
   Cobham PLC                                                    1,000        25
   Compass Group PLC                                            17,362       108
   Corus Group PLC *                                            22,831        14
   Daily Mail & General Trust N.V., Class A                      2,424        31
   Davis Service Group PLC                                       2,000        13
   De La Rue PLC                                                 1,850        11
   Diageo PLC                                                   23,978       318
   Dixons Group PLC                                             17,342        48
   Electrocomponents PLC                                         4,000        26
   Emap PLC                                                      2,000        28
   EMI Group PLC                                                 6,737        27
   Enterprise Inns PLC                                           2,698        30
   Exel PLC                                                      2,367        31
   FirstGroup PLC                                                4,000        20
   FKI PLC                                                       5,000        10
   Friends Provident PLC                                        15,000        38
   GKN PLC                                                       6,646        28
   GlaxoSmithKline PLC                                          46,468       971
   Great Portland Estates PLC                                    1,800         9
   GUS PLC                                                       8,035       120
   Hammerson PLC                                                 2,040        25
   Hanson PLC                                                    5,855        45
   Hays PLC                                                     15,000        34
   HBOS PLC                                                     30,187       395
   Hilton Group PLC                                             12,554        61
   HSBC Holdings PLC                                            86,357     1,281
   Icap                                                          1,756         9
   IMI PLC                                                       3,000        20
   Imperial Chemical Industries PLC                              9,407        38
   Imperial Tobacco Group PLC                                    5,793    $  129
   Inchcape PLC                                                    269         8
   Intercontinental Hotels Group PLC                             6,367        61
   International Power PLC *                                    10,302        27
   Invensys PLC *                                               51,179        15
   ITV PLC *                                                    32,149        70
   Johnson Matthey PLC                                           2,000        33
   Kelda Group PLC                                               3,350        30
   Kesa Electricals PLC                                          4,842        25
   Kidde PLC                                                     7,307        15
   Kingfisher PLC                                               18,405        96
   Land Securities Group PLC                                     3,699        79
   Legal & General Group PLC                                    51,661        84
   Liberty International PLC                                     2,000        27
   Lloyds TSB Group PLC                                         44,408       351
   LogicaCMG PLC                                                 6,344        22
   London Stock Exchange PLC                                     1,018         7
   Man Group PLC                                                 2,000        60
   Marconi Corp. PLC *                                           1,538        18
   Marks & Spencer Group PLC                                    18,008       119
   MFI Furniture PLC                                             5,000        14
   Misys PLC                                                     5,008        19
   Mitchells & Butlers PLC                                       4,494        21
   National Grid Transco PLC                                    24,104       191
   Next PLC                                                      2,337        59
   Novar PLC                                                     3,900         9
   Pearson PLC                                                   6,369        78
   Peninsular & Oriental Steam Navigation (The) Co.              6,559        26
   Persimmon PLC                                                 2,000        22
   Pilkington PLC                                                8,974        15
   Provident Financial PLC                                       2,342        27
   Prudential PLC                                               16,338       134
   Punch Taverns PLC                                               936         9
   Rank Group PLC                                                5,215        29
   Reckitt Benckiser PLC                                         4,893       133
   Reed Elsevier PLC                                            10,076        97
   Rentokil Initial PLC                                         14,580        39
   Reuters Group PLC                                            11,381        76
   Rexam PLC                                                     4,631        37
   Rio Tinto PLC                                                 8,423       203
   RMC Group PLC                                                 2,000        20
   Rolls-Royce Group PLC                                        13,000        54

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 34 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
United Kingdom - 23.1% - (continued)
   Royal & Sun Alliance Insurance Group PLC                     22,744   $    34
   Royal Bank of Scotland Group PLC                             23,243       702
   SABMiller PLC                                                 6,258        76
   Sage Group PLC                                               11,000        36
   Sainsbury (J.) PLC +                                         11,544        58
   Schroders PLC                                                   690         8
   Scottish & Newcastle PLC                                      6,365        50
   Scottish & Southern Energy PLC                                6,824        87
   Scottish Power PLC                                           15,108       110
   Securicor PLC                                                 4,650        10
   Serco Group PLC                                               4,000        15
   Severn Trent PLC                                              3,000        44
   Shell Transport & Trading Co. PLC (Registered)               75,690       547
   Signet Group PLC                                             15,300        33
   Slough Estates PLC                                            4,000        32
   Smith & Nephew PLC                                            7,378        77
   Smiths Group PLC                                              4,593        59
   SSL International PLC                                         2,000        12
   Stagecoach Group PLC                                          9,024        14
   Tate & Lyle PLC                                               3,575        20
   Taylor Woodrow PLC                                            5,046        23
   Tesco PLC                                                    60,615       277
   TI Automotive Ltd., Class A *                                 5,000        --
   Tomkins PLC                                                   7,000        33
   Trinity Mirror PLC                                            1,471        17
   Unilever PLC                                                 21,843       208
   United Business Media PLC                                     2,568        21
   United Utilities PLC                                          4,570        46
   United Utilities PLC, Class A *                               2,538        16
   Vodafone Group PLC                                          529,917     1,246
   Whitbread PLC                                                 2,352        34
   William Hill PLC                                              3,000        30
   Wimpey (George) PLC                                           3,000        20
   Wolseley PLC                                                  4,614        69
   WPP Group PLC                                                 8,653        86
   Yell Group PLC                                                3,168        20
--------------------------------------------------------------------------------
                                                                          15,417
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $45,827)                                                            60,123

--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.5%
--------------------------------------------------------------------------------
Australia - 0.3%
   News Corp. Ltd. +                                            20,155   $   172
--------------------------------------------------------------------------------
Germany - 0.2%
   Fresenius Medical Care A.G. +                                   250        14
   Henkel KGaA +                                                   534        45
   Porsche A.G.                                                     57        39
   ProSieben SAT.1 Media A.G. +                                    675        11
   RWE A.G. +                                                      350        14
   Volkswagen A.G.                                                 900        26
--------------------------------------------------------------------------------
                                                                             149
--------------------------------------------------------------------------------
New Zealand - 0.0%
   Tenon Ltd. *                                                  1,200         1
--------------------------------------------------------------------------------
Total Preferred Stocks
--------------------------------------------------------------------------------
(Cost $235)                                                                  322

--------------------------------------------------------------------------------
RIGHTS - 0.0%
--------------------------------------------------------------------------------
   City Developments Ltd. *                                      1,600        --
   Cofinimmo *                                                      50        --
   Electrolux AB *                                               2,340         1
   Holcim Ltd. *                                                 1,300        --
   IMMOFINANZ Immobilien Anlagen A.G. *                              1        --
   Rolls-Royce Group PLC *                                     650,000         1
   Wanadoo *                                                     3,200        19
   Wienerberger A.G. *                                             257        --
--------------------------------------------------------------------------------
Total Rights
--------------------------------------------------------------------------------
(Cost $ -)                                                                    21

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 12.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                           8,323,993     8,324
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $8,324)                                                              8,324

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 35 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX PORTFOLIO (continued)

                                                            PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)      (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.7%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                         $   4,678   $ 4,678
   U.S. Treasury Bill,/(2)/
      0.96%, 7/22/04                                              485       484
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $5,162)                                                             5,162

--------------------------------------------------------------------------------
Total Investments - 110.9%
--------------------------------------------------------------------------------
(Cost $59,548)                                                           73,952
--------------------------------------------------------------------------------
   Liabilities less Other Assets - (10.9)%                               (7,298)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $66,654

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At May 31, 2004, the International Equity Index Portfolio had open futures contracts as follows:

-----------------------------------------------------------------------
                           NOTIONAL                          UNREALIZED
               NUMBER OF    AMOUNT    CONTRACT   CONTRACT   GAIN/(LOSS)
    TYPE       CONTRACTS    (000S)    POSITION     EXP.        (000S)
-----------------------------------------------------------------------
EuroStoxx-50       63       $2,116      Long       6/04         $(24)
FTSE 100           15        1,217      Long       6/04          (10)
Hang Seng
Index               2          156      Long       6/04            1
Nikkei 225         16          904      Long       6/04           (5)
SPI 200             5          309      Long       6/04            1
TOPIX Index        10        1,032      Long       6/04          (19)
-----------------------------------------------------------------------
Total                       $5,734                              $(56)

At May 31, 2004, the International Equity Index Portfolio's investments, (excluding short-term investments) were diversified as follows:

--------------------------------------------------------------------------------
INDUSTRY SECTOR                                                       PERCENTAGE
--------------------------------------------------------------------------------
Consumer Discretionary                                                    13.4%
Consumer Staples                                                           8.7
Energy                                                                     8.1
Financials                                                                26.2
Health Care                                                                8.7
Industrials                                                                9.3
Information Technology                                                     7.0
Materials                                                                  6.5
Telecommunication Services                                                 7.3
Utilities                                                                  4.8
--------------------------------------------------------------------------------
Total                                                                    100.0%

At May 31, 2004, the International Equity Index Portfolio's investments, (excluding short-term investments) were denominated in the following currencies:

--------------------------------------------------------------------------------
CONCENTRATION BY CURRENCY                                             PERCENTAGE
--------------------------------------------------------------------------------
Euro                                                                     32.7%
United Kingdom Pound                                                     25.5
Japanese Yen                                                             23.1
Swiss Franc                                                               7.3
Australian Dollar                                                         5.1
All other currencies less than 5%                                         6.3
--------------------------------------------------------------------------------
Total                                                                   100.0%

At May 31, 2004, the International Equity Index Portfolio had outstanding forward foreign currency exchange contracts as follows:

---------------------------------------------------------------------------
               AMOUNT         IN         AMOUNT
CONTRACTS      (LOCAL      EXCHANGE      (LOCAL                  UNREALIZED
TO DELIVER   CURRENCY)       FOR       CURRENCY)   SETTLEMENT   GAIN/(LOSS)
CURRENCY       (000S)      CURRENCY      (000S)       DATE         (000S)
---------------------------------------------------------------------------
Japanese
Yen            73,000    U.S. Dollar       662        6/3/04       $ (2)
Euro            2,030    U.S. Dollar     2,415       6/14/04         63
Japanese
Yen            93,420    U.S. Dollar       826       6/14/04         19
United
Kingdom
Pound             683    U.S. Dollar     1,208       6/14/04         43
---------------------------------------------------------------------------
Total                                                              $123

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 36 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               -----------------
                                                               EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8%
--------------------------------------------------------------------------------
Advertising - 1.8%
   Getty Images, Inc. *                                          7,800    $  439
--------------------------------------------------------------------------------
Aerospace/Defense - 2.0%
   Armor Holdings, Inc. *                                        7,100       266
   Teledyne Technologies, Inc. *                                11,900       219
--------------------------------------------------------------------------------
                                                                             485
--------------------------------------------------------------------------------
Apparel - 1.9%
   Deckers Outdoor Corp. * +                                     8,900       223
   K-Swiss, Inc., Class A                                        5,400       108
   Oxford Industries, Inc.                                       3,050       112
--------------------------------------------------------------------------------
                                                                             443
--------------------------------------------------------------------------------
Banks - 1.4%
   East-West Bancorp, Inc.                                       4,400       267
   International Bancshares Corp.                                1,300        69
--------------------------------------------------------------------------------
                                                                             336
--------------------------------------------------------------------------------
Biotechnology - 1.3%
   Encysive Pharmaceuticals, Inc. * +                           32,800       302
--------------------------------------------------------------------------------
Building Materials - 1.1%
   Florida Rock Industries, Inc.                                 6,800       270
--------------------------------------------------------------------------------
Commercial Services - 3.8%
   Gevity HR, Inc. +                                            10,600       278
   iPayment, Inc. *                                              7,100       298
   Resources Connection, Inc. *                                  1,400        59
   Strayer Education, Inc.                                       2,350       274
--------------------------------------------------------------------------------
                                                                             909
--------------------------------------------------------------------------------
Computers - 4.1%
   Apple Computer, Inc. *                                        5,300       149
   InterVoice, Inc. * +                                         15,950       223
   Micros Systems, Inc. *                                        3,550       154
   Research In Motion Ltd. *                                     2,600       312
   SI International, Inc. *                                      5,900       144
--------------------------------------------------------------------------------
                                                                             982
--------------------------------------------------------------------------------
Diversified Financial Services - 1.8%
   Chicago Mercantile Exchange +                                 3,400       439
--------------------------------------------------------------------------------
Electric - 0.6%
   Westar Energy, Inc.                                           6,750       133
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.8%
   Rayovac Corp. * +                                             6,800       184
--------------------------------------------------------------------------------
Electronics - 1.2%
   Rogers Corp. *                                                2,250       138
   Sonic Solutions * +                                           6,750       144
--------------------------------------------------------------------------------
                                                                             282
--------------------------------------------------------------------------------
Entertainment - 3.3%
   GTECH Holdings Corp.                                          3,200    $  180
   Lions Gate Entertainment Corp. * +                           35,400       234
   Shuffle Master, Inc. * +                                     11,300       378
--------------------------------------------------------------------------------
                                                                             792
--------------------------------------------------------------------------------
Food - 0.8%
   United Natural Foods, Inc. *                                  7,250       183
--------------------------------------------------------------------------------
Forest Products & Paper - 1.3%
   Louisiana-Pacific Corp.                                      13,900       321
--------------------------------------------------------------------------------
Healthcare - Products - 14.5%
   Advanced Medical Optics, Inc. *                               7,400       260
   Cooper Cos., Inc.                                             7,400       409
   Dade Behring Holdings, Inc. *                                 4,600       205
   DJ Orthopedics, Inc. *                                       13,800       322
   Escalon Medical Corp. * +                                     9,400       128
   Gen-Probe, Inc. *                                             6,200       260
   Haemonetics Corp. of Massachusetts *                          7,600       207
   IDEXX Laboratories, Inc. *                                    5,300       348
   Inamed Corp. *                                                4,400       262
   Laserscope *                                                 10,200       292
   Ocular Sciences, Inc. *                                       4,500       150
   Respironics, Inc. *                                           5,300       282
   Ventana Medical Systems, Inc. * +                             6,800       351
--------------------------------------------------------------------------------
                                                                           3,476
--------------------------------------------------------------------------------
Healthcare - Services - 2.2%
   Pediatrix Medical Group, Inc. *                               4,100       271
   Sierra Health Services * +                                    6,200       265
--------------------------------------------------------------------------------
                                                                             536
--------------------------------------------------------------------------------
Household Products/Wares - 1.0%
   Helen of Troy Ltd. *                                          7,200       241
--------------------------------------------------------------------------------
Insurance - 0.9%
   Phoenix Companies, Inc. +                                     4,200        49
   Selective Insurance Group, Inc. +                             4,800       174
--------------------------------------------------------------------------------
                                                                             223
--------------------------------------------------------------------------------
Internet - 7.3%
   Aladdin Knowledge Systems *                                  11,050       291
   Ask Jeeves, Inc. *                                            9,700       392
   Digital Insight Corp. *                                      13,200       255
   eResearch Technology, Inc. * +                               11,700       296
   RSA Security, Inc. * +                                       14,500       266
   Valueclick, Inc. *                                           22,800       249
--------------------------------------------------------------------------------
                                                                           1,749
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 37 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY GROWTH PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.8% - CONTINUED
--------------------------------------------------------------------------------
Iron/Steel - 2.0%
   Reliance Steel & Aluminum Co.                                  3,800   $  139
   Steel Dynamics, Inc. * +                                      13,100      335
--------------------------------------------------------------------------------
                                                                             474
--------------------------------------------------------------------------------
Lodging - 1.7%
   Ameristar Casinos, Inc. +                                      7,500      247
   Station Casinos, Inc.                                          3,575      165
--------------------------------------------------------------------------------
                                                                             412
--------------------------------------------------------------------------------
Machinery - Diversified - 1.6%
   Middleby Corp. * +                                             6,150      376
--------------------------------------------------------------------------------
Mining - 0.6%
   PAN American Silver Corp. * +                                 11,100      150
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.3%
   Ceradyne, Inc. * +                                             9,300      309
--------------------------------------------------------------------------------
Oil & Gas - 2.2%
   Edge Petroleum Corp. of Delaware *                             8,800      122
   Plains Exploration & Production Co. * +                        3,550       63
   Range Resources Corp. +                                        5,200       62
   Valero Energy Corp.                                            4,400      291
--------------------------------------------------------------------------------
                                                                             538
--------------------------------------------------------------------------------
Oil & Gas Services - 7.1%
   Cal Dive International, Inc. * +                              12,700      357
   CARBO Ceramics, Inc.                                           4,100      286
   FMC Technologies, Inc. *                                       7,200      194
   Gulf Island Fabrication, Inc. *                               11,350      216
   National-Oilwell, Inc. *                                      12,050      333
   Smith International, Inc. *                                    4,400      220
   Veritas DGC, Inc. * +                                          4,500       86
--------------------------------------------------------------------------------
                                                                           1,692
--------------------------------------------------------------------------------
Pharmaceuticals - 4.6%
   Axcan Pharma, Inc. * +                                         7,700      148
   Ligand Pharmaceuticals, Inc., Class B * +                      9,900      202
   Nabi Biopharmaceuticals *                                      8,050      135
   Onyx Pharmaceuticals, Inc. * +                                 4,700      221
   Salix Pharmaceuticals Ltd. *                                   3,500      106
   VCA Antech, Inc. *                                             7,000      301
--------------------------------------------------------------------------------
                                                                           1,113
--------------------------------------------------------------------------------
Retail - 7.9%
   Aeropostale, Inc. * +                                         10,800      284
   Bebe Stores, Inc. * +                                          3,150       63
   Dick's Sporting Goods, Inc. * +                                8,850      254
   Finish Line (The), Inc., Class A *                             7,100      236
   Guitar Center, Inc. *                                          2,800   $  120
   Hibbett Sporting Goods, Inc. *                                15,300      398
   Regis Corp. +                                                  6,950      303
   Sonic Automotive, Inc.                                        10,300      226
--------------------------------------------------------------------------------
                                                                           1,884
--------------------------------------------------------------------------------
Semiconductors - 2.0%
   Nanometrics, Inc. * +                                         10,300      132
   ON Semiconductor Corp. *                                      16,950       98
   Pixelworks, Inc. * +                                          13,500      244
--------------------------------------------------------------------------------
                                                                             474
--------------------------------------------------------------------------------
Software - 4.9%
   Activision, Inc. *                                            15,000      238
   Global Payments, Inc.                                          6,050      282
   Quality Systems, Inc. *                                        5,200      243
   Red Hat, Inc. * +                                             14,600      399
--------------------------------------------------------------------------------
                                                                           1,162
--------------------------------------------------------------------------------
Telecommunications - 4.3%
   ECI Telecom Ltd. * +                                           2,356       12
   Finisar Corp. * +                                              2,193        4
   Golden Telecom, Inc. +                                         4,000      103
   NII Holdings, Inc., Class B * +                                7,300      264
   Sierra Wireless, Inc. *                                       11,700      327
   Western Wireless Corp., Class A * +                           12,000      329
--------------------------------------------------------------------------------
                                                                           1,039
--------------------------------------------------------------------------------
Transportation - 3.5%
   Dynamex, Inc. *                                               13,700      180
   Forward Air Corp. *                                            3,900      120
   General Maritime Corp. * +                                    10,850      263
   Hunt (J.B.) Transport Services, Inc.                           8,300      272
--------------------------------------------------------------------------------
                                                                             835
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $21,366)                                                            23,183

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 38 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 35.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                            8,007,894   $8,008
   iShares Russell 2000 Growth Index Fund                         8,400      509
--------------------------------------------------------------------------------
Total Investment Companies
--------------------------------------------------------------------------------
(Cost $8,494)                                                              8,517

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)    (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.6%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                            $143       143
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $143)                                                               143

--------------------------------------------------------------------------------
Total Investments - 132.9%
--------------------------------------------------------------------------------
(Cost $30,003)                                                           31,843
   Liabilities less Other Assets - (32.9)%                               (7,890)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $23,953

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 39 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
--------------------------------------------------------------------------------
Advertising - 0.4%
   Advo, Inc.                                                    2,380     $ 76
   APAC Customer Services, Inc. * +                              2,500        6
   Catalina Marketing Corp. * +                                  3,089       52
   Grey Global Group, Inc.                                          70       53
   R.H. Donnelley Corp. *                                        1,565       67
   ValueVision Media, Inc., Class A *                            1,331       16
--------------------------------------------------------------------------------
                                                                            270
--------------------------------------------------------------------------------
Aerospace/Defense - 1.1%
   AAR Corp. *                                                   2,543       24
   Armor Holdings, Inc. *                                        1,671       62
   Curtiss-Wright Corp. +                                        1,344       63
   DRS Technologies, Inc. *                                      1,912       54
   Ducommun, Inc. * +                                              590       11
   EDO Corp. +                                                   1,261       27
   Engineered Support Systems, Inc.                              1,370       72
   Esterline Technologies Corp. *                                1,691       43
   GenCorp, Inc. +                                               2,576       29
   Heico Corp. +                                                 1,147       17
   Herley Industries, Inc. *                                       893       18
   Kaman Corp., Class A +                                        1,790       21
   Moog, Inc., Class A *                                         1,857       58
   MTC Technologies, Inc. *                                        504       13
   Orbital Sciences Corp. * +                                    3,717       47
   Sequa Corp., Class A *                                          326       16
   Teledyne Technologies, Inc. *                                 2,659       49
   Titan Corp. * +                                               6,846      129
   Triumph Group, Inc. *                                         1,101       35
   United Industrial Corp. of New York                             881       19
--------------------------------------------------------------------------------
                                                                            807
--------------------------------------------------------------------------------
Agriculture - 0.4%
   Alico, Inc. +                                                   292       10
   Delta & Pine Land Co.                                         3,011       70
   DIMON, Inc.                                                   3,436       21
   Maui Land & Pineapple Co., Inc. * +                             252        8
   Standard Commercial Corp.                                       814       13
   Tejon Ranch Co. * +                                             601       21
   Universal Corp. of Virginia                                   2,008       95
   Vector Group Ltd. +                                           1,837       29
--------------------------------------------------------------------------------
                                                                            267
--------------------------------------------------------------------------------
Airlines - 0.8%
   Airtran Holdings, Inc. * +                                    6,112       85
   Alaska Air Group, Inc. * +                                    1,875       39
   America West Holdings Corp., Class B * +                      2,534     $ 25
   AMR Corp. * +                                                12,823      148
   Atlantic Coast Airlines Holdings, Inc. * +                    3,455       19
   Continental Airlines, Inc., Class B * +                       5,355       57
   ExpressJet Holdings, Inc. * +                                 2,427       29
   Frontier Airlines, Inc. * +                                   2,740       26
   Mesa Air Group, Inc. * +                                      2,116       16
   Northwest Airlines Corp. * +                                  4,822       49
   Skywest, Inc.                                                 4,587       77
--------------------------------------------------------------------------------
                                                                            570
--------------------------------------------------------------------------------
Apparel - 1.0%
   Cherokee, Inc. * +                                              523       12
   DHB Industries, Inc. * +                                      1,562       15
   Guess?, Inc. *                                                  400        6
   Gymboree Corp. *                                              2,359       34
   Hampshire Group Ltd. * +                                        168        5
   K-Swiss, Inc., Class A +                                      1,914       38
   Kellwood Co. +                                                2,092       85
   Maxwell Shoe Co., Inc., Class A * +                           1,066       24
   Oshkosh B'Gosh, Inc., Class A +                                 645       15
   Oxford Industries, Inc.                                         998       37
   Perry Ellis International, Inc. * +                             336        8
   Phillips-Van Heusen Corp.                                     1,927       37
   Quiksilver, Inc. * +                                          4,288       99
   Russell Corp.                                                 2,059       34
   Skechers U.S.A., Inc., Class A * +                            1,531       18
   Steven Madden Ltd. * +                                          845       16
   Stride Rite Corp.                                             2,977       31
   Unifi, Inc. * +                                               3,403        8
   Vans, Inc. *                                                  1,438       29
   Warnaco Group (The), Inc. *                                   2,721       54
   Weyco Group, Inc. +                                             252        8
   Wolverine World Wide, Inc.                                    3,208       85
--------------------------------------------------------------------------------
                                                                            698
--------------------------------------------------------------------------------
Auto Manufacturers - 0.3%
   A.S.V., Inc. *                                                  504       15
   Oshkosh Truck Corp.                                           2,439      126
   Wabash National Corp. * +                                     2,047       54
--------------------------------------------------------------------------------
                                                                            195
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.9%
   Aftermarket Technology Corp. *                                1,168       17

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 40 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.9% - (continued)
   Bandag, Inc. +                                                  878     $ 37
   Collins & Aikman Corp. * +                                    2,585       14
   Cooper Tire & Rubber Co.                                      5,174      109
   Dura Automotive Systems, Inc., Class A *                      1,185       11
   Goodyear Tire & Rubber (The) Co. * +                         12,020      105
   Keystone Automotive Industries, Inc. *                          961       27
   Modine Manufacturing Co.                                      1,837       55
   Sports Resorts International, Inc. * +                          100       --
   Strattec Security Corp. *                                       284       17
   Superior Industries International, Inc. +                     1,834       60
   Tenneco Automotive, Inc. * +                                  3,378       43
   Tower Automotive, Inc. * +                                    4,459       17
   Visteon Corp.                                                10,425      114
--------------------------------------------------------------------------------
                                                                            626
--------------------------------------------------------------------------------
Banks - 8.1%
   1st Source Corp. +                                              987       22
   ABC Bancorp +                                                   834       16
   Alabama National Bancorp +                                      818       42
   Amcore Financial, Inc. +                                      1,941       56
   American National Bankshares, Inc. of Virginia +                388        9
   AmericanWest Bancorp * +                                        831       15
   Arrow Financial Corp. +                                         659       19
   Bancfirst Corp. +                                               259       15
   BancTrust Financial Group, Inc. +                               587       10
   Bank of Granite Corp. +                                       1,077       21
   Bank of the Ozarks, Inc. +                                      808       20
   Banner Corp.                                                    797       23
   Boston Private Financial Holdings, Inc. +                     1,692       39
   Bryn Mawr Bank Corp. +                                          650       13
   BSB Bancorp, Inc. +                                             599       21
   C&F Financial Corp. +                                           252        9
   Camden National Corp.                                           734       23
   Capital City Bank Group, Inc. +                                 790       31
   Capital Corp. of the West +                                     420       15
   Capitol Bancorp Ltd. +                                          862       22
   Cascade Bancorp                                               1,292       23
   Cathay Bancorp, Inc. +                                        1,575       99
   Cavalry Bancorp, Inc. +                                         420        6
   CB Bancshares, Inc.                                             294       25
   Center Bancorp, Inc. +                                          721        8
   Center Financial Corp. +                                        740       11
   Central Coast Bancorp * +                                       820       14
   Central Pacific Financial Corp. +                             1,113     $ 27
   Century Bancorp, Inc. of Massachusetts, Class A                 266        9
   Chemical Financial Corp. +                                    1,829       64
   Chittenden Corp. +                                            2,621       85
   Citizens Banking Corp. of Michigan +                          3,408      102
   City Holding Co. +                                            1,353       41
   CityBank Lynwood of Washington +                                665       21
   CNB Financial Corp. of Pennsylvania +                           840       12
   CoBiz, Inc.                                                   1,006       14
   Columbia Bancorp                                                468       13
   Columbia Bancorp of Oregon +                                    687        9
   Columbia Banking Systems, Inc.                                1,071       23
   Commercial Bankshares, Inc. of Florida +                        315        8
   Community Bank of Northern Virginia +                           336        5
   Community Bank System, Inc.                                   1,926       42
   Community Banks, Inc. +                                         934       26
   Community First Bankshares, Inc. +                            2,842       91
   Community Trust Bancorp, Inc. +                               1,150       36
   Corus Bankshares, Inc.                                        1,202       47
   CVB Financial Corp. +                                         2,874       60
   East-West Bancorp, Inc.                                       1,773      108
   Eastern Virginia Bankshares, Inc. +                             420        8
   Exchange National Bancshares, Inc. +                            378       11
   Farmers Capital Bank Corp. +                                    509       17
   Financial Institutions, Inc.                                    685       15
   First Bancorp of North Carolina +                               628       19
   First Busey Corp. +                                             742       20
   First Charter Corp. +                                         2,362       49
   First Citizens Banc Corp. +                                     336        8
   First Citizens Bancshares, Inc., Class A                        499       58
   First Commonwealth Financial Corp. +                          4,756       63
   First Community Bancorp of California                         1,000       36
   First Community Bancshares, Inc. +                              799       22
   FirstFed Northern Kentucky Bancorp, Inc. +                      252        6
   First Financial Bancorp +                                     2,600       44
   First Financial Bankshares, Inc. +                            1,151       47
   First Financial Corp. of Indiana +                            1,166       34
   First Indiana Corp. +                                           940       19
   First M & F Corp. +                                             252        8
   First Merchants Corp. +                                       1,538       37
   First Oak Brook Bancshares, Inc.                                500       15
   First of Long Island (The) Corp.                                300       13

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 41 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Banks - 8.1% - (continued)
   First Republic Bank                                            779      $ 32
   First South Bancorp, Inc. of Virginia +                        339         8
   First State Bancorporation +                                   549        17
   First United Corp. +                                           504        11
   Firstbank Corp. of Michigan +                                  441        12
   FNB Corp. of North Carolina +                                  420         8
   FNB Corp. of Virginia +                                        472        13
   Foothill Independent Bancorp +                                 457         9
   Franklin Financial Corp. of Tennessee +                        299        10
   Fremont General Corp. +                                      4,885       110
   Frontier Financial Corp. +                                   1,269        43
   GB&T Bancshares, Inc. +                                        336         9
   German American Bancorp +                                      777        13
   Glacier Bancorp, Inc. +                                      1,839        49
   Gold Banc Corp., Inc.                                        2,806        46
   Great Southern Bancorp, Inc. +                                 456        25
   Greater Bay Bancorp +                                        4,080       117
   Greater Community Bancorp +                                    432         6
   Greene County Bancshares, Inc. +                               504        11
   Hancock Holding Co. +                                        2,152        59
   Hanmi Financial Corp. +                                        691        18
   Harleysville National Corp. +                                1,900        47
   Heartland Financial USA, Inc. +                                756        13
   Heritage Commerce Corp. * +                                    923        13
   Humboldt Bancorp                                             1,013        19
   IBERIABANK Corp.                                               571        33
   IBT Bancorp Inc. of Pennsylvania +                             252        12
   Independent Bank Corp. of Massachusetts                        888        24
   Independent Bank Corp. of Michigan +                         1,578        40
   Integra Bank Corp.                                           1,276        27
   Interchange Financial Services Corp. of New
      Jersey +                                                    942        22
   Irwin Financial Corp. +                                      1,269        32
   Lakeland Bancorp, Inc. +                                       997        16
   Lakeland Financial Corp. +                                     393        13
   LNB Bancorp, Inc. +                                            420         8
   Local Financial Corp. *                                      1,356        30
   LSB Bancshares, Inc. +                                         676        10
   Macatawa Bank Corp. +                                          716        18
   Main Street Banks, Inc. +                                    1,120        30
   MainSource Financial Group, Inc. +                             750        15
   MB Financial, Inc.                                           1,383        47
   MBT Financial Corp. +                                        1,343        23
   Mercantile Bank Corp. +                                        441      $ 14
   Merchants Bancshares, Inc. +                                   354         9
   Mid-State Bancshares +                                       1,875        42
   Midwest Banc Holdings, Inc. +                                  872        20
   Nara Bancorp, Inc. +                                           755        23
   National Bankshares, Inc. of Virginia +                        252        10
   National Penn Bancshares, Inc.                               1,771        51
   NBC Capital Corp. +                                            516        12
   NBT Bancorp, Inc. +                                          2,597        56
   Northern States Financial Corp. +                              252         7
   Oak Hill Financial, Inc. +                                     252         8
   Old Point Financial Corp. +                                    168         5
   Old Second Bancorp, Inc. +                                     511        25
   Omega Financial Corp. +                                        654        22
   Oriental Financial Group, Inc. +                             1,099        30
   PAB Bankshares, Inc. +                                         587         7
   Pacific Capital Bancorp                                      2,735       101
   Patriot Bank Corp.                                             587        16
   Peapack Gladstone Financial Corp. +                            540        16
   Pennrock Financial Services Corp. +                            664        19
   Penns Woods Bancorp, Inc. +                                    277        12
   Peoples Bancorp, Inc. of Ohio                                  808        20
   Peoples Holding (The) Co. +                                    675        22
   PrivateBancorp, Inc. +                                         550        31
   Prosperity Bancshares, Inc. +                                1,067        25
   Provident Bankshares Corp.                                   2,321        67
   R & G Financial Corp.                                        2,123        67
   Republic Bancorp, Inc. of Kentucky, Class A +                  636        12
   Republic Bancorp, Inc. of Michigan                           4,462        59
   Riggs National Corp.                                         1,280        28
   Royal Bancshares of Pennsylvania, Inc.                         329         8
   S & T Bancorp, Inc. +                                        2,063        62
   Sandy Spring Bancorp, Inc. +                                 1,174        41
   Santander BanCorp                                              429        12
   SCBT Financial Corp.                                           672        20
   Seacoast Banking Corp. of Florida                              905        18
   Second Bancorp, Inc. +                                         678        22
   Security Bank Corp.                                            336        11
   Shore Bancshares, Inc. +                                       420        12
   Sierra Bancorp +                                               420         6
   Silicon Valley Bancshares * +                                2,334        87
   Simmons First National Corp., Class A +                      1,140        27

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 42 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Banks - 8.1% - (continued)
   South Financial Group (The), Inc. +                          4,666     $  129
   Southside Bancshares, Inc. +                                   705         13
   Southwest Bancorp, Inc. of Oklahoma                            796         14
   Southwest Bancorp, Inc. of Texas +                           2,285         96
   State Bancorp, Inc. +                                          590         14
   State Financial Services Corp., Class A                        420         12
   Sterling Bancorp of New York                                 1,120         32
   Sterling Bancshares, Inc. of Texas +                         3,164         42
   Sterling Financial Corp. of Pennsylvania +                   1,693         43
   Suffolk Bancorp +                                              952         30
   Summit Bancshares, Inc. of Texas +                             410         12
   Sun Bancorp, Inc. of New Jersey * +                            597         13
   Sun Bancorp, Inc. of Pennsylvania                              458         10
   Susquehanna Bancshares, Inc. +                               3,136         76
   SY Bancorp, Inc. +                                             839         17
   Taylor Capital Group, Inc. +                                   336          8
   Texas Regional Bancshares, Inc., Class A                     1,815         80
   Tompkins Trustco, Inc. +                                       637         29
   Trico Bancshares +                                             942         17
   Trustco Bank Corp. of New York +                             5,978         77
   UCBH Holdings, Inc. +                                        3,318        126
   UMB Financial Corp.                                          1,289         66
   Umpqua Holdings Corp. +                                      2,217         42
   Union Bankshares Corp.                                         661         20
   United Community Banks, Inc. of Georgia +                    2,230         53
   United Security Bancshares of California +                     252          6
   United Security Bancshares, Inc. +                             504         10
   Unizan Financial Corp.                                       1,751         45
   USB Holding Co., Inc. +                                      1,030         23
   Virginia Commerce Bancorp * +                                  420         12
   Virginia Financial Group, Inc. +                               633         20
   W. Holding Co., Inc. +                                       5,551         95
   Washington Trust Bancorp, Inc. +                             1,096         28
   Wayne Bancorp Inc. of Ohio +                                   529         11
   WesBanco, Inc. +                                             1,501         41
   West Bancorp +                                               1,343         21
   West Coast Bancorp of Oregon +                               1,225         27
   Western Sierra Bancorp * +                                     528         15
   Wintrust Financial Corp. +                                   1,580         75
   Yadkin Valley Bank and Trust Co. +                             671          9
   Yardville National Bancorp                                     645         16
--------------------------------------------------------------------------------
                                                                           5,824
--------------------------------------------------------------------------------
Beverages - 0.1%
   Boston Beer Co., Inc., Class A * +                             596     $   11
   Coca-Cola Bottling Co. Consolidated +                          265         15
   Green Mountain Coffee, Inc. *                                  260          5
   Peet's Coffee & Tea, Inc. * +                                  805         18
   Robert Mondavi (The) Corp. *                                   769         27
--------------------------------------------------------------------------------
                                                                              76
--------------------------------------------------------------------------------
Biotechnology - 2.0%
   Aclara BioSciences, Inc. * +                                 2,014          8
   Aksys Ltd. * +                                               2,594         16
   Alexion Pharmaceuticals, Inc. * +                            1,605         32
   Aphton Corp. * +                                             2,162         10
   Applera Corp. (Celera Genomics Group) * +                    5,848         66
   Arena Pharmaceuticals, Inc. * +                              1,352          8
   Ariad Pharmaceuticals, Inc. * +                              3,398         36
   Avant Immunotherapeutics, Inc. * +                           4,951         12
   Cambrex Corp. +                                              1,529         35
   Cell Genesys, Inc. *                                         2,756         28
   Ciphergen Biosystems, Inc. * +                               1,764         14
   CryoLife, Inc. * +                                           1,373          7
   CuraGen Corp. *                                              3,430         17
   Decode Genetics, Inc. * +                                    4,029         36
   Digene Corp. * +                                             1,039         41
   Diversa Corp. * +                                            1,594         15
   Encysive Pharmaceuticals, Inc. *                             3,932         36
   Enzo Biochem, Inc. * +                                       1,789         24
   Enzon Pharmaceuticals, Inc. * +                              3,447         50
   Exact Sciences Corp. * +                                     1,205          8
   Exelixis, Inc. *                                             4,031         37
   Gene Logic, Inc. * +                                         2,577         10
   Genencor International, Inc. *                                 727         11
   Geron Corp. * +                                              3,415         25
   GTC Biotherapeutics, Inc. * +                                1,930          3
   Immunogen, Inc. * +                                          3,318         27
   Immunomedics, Inc. * +                                       3,402         21
   Incyte Corp. * +                                             6,297         45
   Integra LifeSciences Holdings Corp. * +                      1,446         46
   InterMune, Inc. * +                                          2,066         29
   Interpore International * +                                  1,410         20
   Kosan Biosciences, Inc. *                                    1,465         16
   Lexicon Genetics, Inc. * +                                   3,090         22

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 43 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Biotechnology - 2.0% - (continued)
   Martek Biosciences Corp. * +                                 2,055     $  131
   Maxygen, Inc. *                                              1,884         19
   Myriad Genetics, Inc. * +                                    2,208         37
   Nektar Therapeutics *                                        5,084        109
   Neose Technologies, Inc. * +                                 1,113          9
   Peregrine Pharmaceuticals, Inc. * +                          9,278         14
   Praecis Pharmaceuticals, Inc. *                              3,670         15
   Regeneration Technologies, Inc. *                            1,830         17
   Regeneron Pharmaceuticals, Inc. *                            2,731         31
   Repligen Corp. *                                             2,489          6
   Savient Pharmaceuticals, Inc. * +                            4,660         11
   Seattle Genetics, Inc. * +                                   2,724         19
   Serologicals Corp. * +                                       1,804         31
   Sirna Therapeutics, Inc. * +                                   504          2
   SuperGen, Inc. * +                                           2,641         20
   Telik, Inc. * +                                              2,969         68
   Third Wave Technologies, Inc. * +                            2,014         10
   Transkaryotic Therapies, Inc. * +                            2,298         33
   Vertex Pharmaceuticals, Inc. * +                             6,194         54
--------------------------------------------------------------------------------
                                                                           1,447
--------------------------------------------------------------------------------
Building Materials - 1.0%
   Aaon, Inc. * +                                                 780         15
   Apogee Enterprises, Inc.                                     1,855         18
   Drew Industries, Inc. *                                        490         18
   Eagle Materials, Inc. +                                      1,434         96
   ElkCorp +                                                    1,526         38
   Genlyte Group, Inc. *                                          992         58
   Lennox International, Inc. +                                 3,500         58
   LSI Industries, Inc.                                         1,438         17
   NCI Building Systems, Inc. *                                 1,513         44
   Simpson Manufacturing Co., Inc. +                            1,186         65
   Texas Industries, Inc.                                       1,718         63
   Trex Co., Inc. * +                                             624         23
   Universal Forest Products, Inc. +                            1,244         36
   USG Corp. * +                                                2,933         41
   York International Corp.                                     3,173        117
--------------------------------------------------------------------------------
                                                                             707
--------------------------------------------------------------------------------
Chemicals - 2.2%
   Aceto Corp. +                                                1,036         17
   Albemarle Corp.                                              2,521         73
   Arch Chemicals, Inc.                                         1,516         40
   Cabot Microelectronics Corp. * +                             1,481     $   46
   Crompton Corp.                                               9,152         55
   Ethyl Corp. *                                                1,175         24
   Ferro Corp.                                                  2,793         72
   FMC Corp. *                                                  2,867        116
   Fuller (H.B.) Co.                                            2,256         60
   Georgia Gulf Corp.                                           2,164         73
   Grace (W.R.) & Co. *                                         5,434         17
   Great Lakes Chemical Corp. +                                 2,918         72
   Hercules, Inc. *                                             7,224         76
   IMC Global, Inc. +                                           8,679        108
   Kronos Worldwide, Inc. +                                       303          9
   MacDermid, Inc. +                                            1,958         61
   Millennium Chemicals, Inc. *                                 5,036         86
   Minerals Technologies, Inc.                                  1,406         81
   NL Industries, Inc. +                                          598          7
   Octel Corp.                                                    830         18
   Olin Corp.                                                   4,706         77
   OM Group, Inc. * +                                           2,234         60
   Omnova Solutions, Inc. * +                                   2,757         14
   PolyOne Corp. * +                                            7,356         51
   Quaker Chemical Corp.                                          681         17
   Schulman (A.), Inc.                                          2,292         46
   Sensient Technologies Corp. +                                3,173         64
   Spartech Corp.                                               1,870         43
   Stepan Co.                                                     443         11
   Symyx Technologies, Inc. *                                   1,830         44
   Valhi, Inc. +                                                2,192         24
   Wellman, Inc. +                                              2,601         21
--------------------------------------------------------------------------------
                                                                           1,583
--------------------------------------------------------------------------------
Coal - 0.4%
   Arch Coal, Inc. +                                            3,704        120
   Massey Energy Co. +                                          4,948        122
   Westmoreland Coal Co. * +                                      504         11
--------------------------------------------------------------------------------
                                                                             253
--------------------------------------------------------------------------------
Commercial Services - 4.2%
   Aaron Rents, Inc.                                            1,857         55
   ABM Industries, Inc. +                                       3,033         58
   Administaff, Inc. * +                                        1,598         26
   Advisory Board (The) Co. * +                                   779         27
   Albany Molecular Research, Inc. * +                          2,089         26
   Alderwoods Group, Inc. * +                                   3,042         39

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 44 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Commercial Services - 4.2% - (continued)
   AMN Healthcare Services, Inc. * +                            1,011     $   15
   Arbitron, Inc. *                                             2,355         92
   Bankrate, Inc. *                                               471          5
   Banta Corp.                                                  1,847         81
   Bowne & Co., Inc.                                            2,657         42
   Bright Horizons Family Solutions, Inc. *                       944         47
   CDI Corp.                                                      964         32
   Central Parking Corp. +                                      1,495         28
   Century Business Services, Inc. *                            5,921         24
   Cenveo, Inc. * +                                             2,536          8
   Charles River Associates, Inc. *                               608         21
   Chemed Corp. +                                                 824         39
   Clark, Inc. * +                                              1,305         23
   Coinstar, Inc. * +                                           1,703         30
   Consolidated Graphics, Inc. * +                                884         35
   Cornell Cos., Inc. * +                                       1,019         14
   Corrections Corp. of America *                               2,762        106
   Corvel Corp. *                                                 557         13
   CoStar Group, Inc. * +                                       1,195         49
   CPI Corp.                                                      693         11
   Cross Country Healthcare, Inc. * +                           1,513         25
   Dollar Thrifty Automotive Group *                            1,827         48
   Electro Rent Corp. *                                         1,370         15
   Euronet Worldwide, Inc. * +                                  1,314         30
   Exult, Inc. * +                                              2,661         16
   First Consulting Group, Inc. * +                             1,574          8
   Forrester Research, Inc. * +                                 1,075         20
   FTI Consulting, Inc. * +                                     3,319         56
   Gartner, Inc., Class A * +                                   6,283         77
   Geo Group, Inc. *                                              788         15
   Gevity HR, Inc. +                                              927         24
   Healthcare Services Group +                                  1,151         18
   Heidrick & Struggles International, Inc. *                   1,317         37
   Hooper Holmes, Inc.                                          4,705         26
   Hudson Highland Group, Inc. * +                                623         17
   ICT Group, Inc. *                                              420          5
   Insurance Auto Auctions, Inc. * +                              756         12
   Integrated Electrical Services, Inc. *                       2,553         23
   iPayment, Inc. * +                                             420         18
   Kelly Services, Inc., Class A +                              1,354         38
   Korn/Ferry International * +                                 2,540         35
   Kroll, Inc. * +                                              2,861        105
   Labor Ready, Inc. * +                                        3,220     $   39
   Landauer, Inc. +                                               644         26
   Laureate Education, Inc. *                                   2,790        102
   Learning Tree International, Inc. * +                          744         11
   MAXIMUS, Inc. *                                              1,250         45
   McGrath Rentcorp                                               586         18
   Medical Staffing Network Holdings, Inc. * +                    923          6
   MedQuist, Inc. *                                               858         11
   Memberworks, Inc. * +                                          508         15
   Midas, Inc. * +                                              1,096         21
   Monro Muffler, Inc. *                                          819         20
   MPS Group, Inc. *                                            7,493         83
   National Processing, Inc. *                                    571         16
   Navigant Consulting, Inc. * +                                3,434         70
   NCO Group, Inc. *                                            1,466         36
   Newtek Capital, Inc. * +                                       700          3
   Parexel International Corp. *                                2,095         41
   PDI, Inc. * +                                                  564         16
   Plexus Corp. *                                               3,247         48
   Pre-Paid Legal Services, Inc. * +                            1,267         30
   PRG-Schultz International, Inc. * +                          3,244         15
   Princeton Review, Inc. * +                                   1,348         10
   Quanta Services, Inc. * +                                    5,836         31
   Rent-Way, Inc. * +                                           1,716         16
   Resources Connection, Inc. *                                 1,589         68
   Rewards Network, Inc. * +                                    1,942         19
   Rollins, Inc.                                                1,572         38
   SFBC International, Inc. *                                     881         21
   SM&A * +                                                     1,007          8
   Sotheby's Holdings, Inc., Class A *                          3,656         55
   Source Interlink Cos., Inc. *                                  923         10
   SOURCECORP, Inc. *                                           1,254         32
   Spherion Corp. * +                                           4,771         44
   Startek, Inc. +                                                888         30
   Stewart Enterprises, Inc., Class A *                         7,789         59
   Strayer Education, Inc.                                      1,001        117
   TeleTech Holdings, Inc. *                                    2,825         21
   United Rentals, Inc. *                                       4,199         72
   Volt Information Sciences, Inc. *                              623         16
   Watson Wyatt & Co. Holdings +                                2,609         68
   Wireless Facilities, Inc. * +                                2,510         24
--------------------------------------------------------------------------------
                                                                           3,045
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 45 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
Computers - 2.6%
   ActivCard Corp. *                                             2,953    $   19
   Advanced Digital Information Corp. * +                        4,979        45
   AGILYSYS, Inc.                                                2,290        28
   Ansoft Corp. *                                                  604         9
   Anteon International Corp. * +                                1,563        46
   CACI International, Inc., Class A * +                         2,266        84
   Catapult Communications Corp. *                                 503         8
   CIBER, Inc. * +                                               4,085        36
   Compucom Systems, Inc. *                                      2,001         9
   Computer Horizons Corp. *                                     2,525         9
   Cray, Inc. *                                                  5,745        45
   Cyberguard Corp. * +                                            839         7
   Digimarc Corp. * +                                              910        10
   Dot Hill Systems Corp. *                                      2,885        27
   Drexler Technology Corp. * +                                    794        14
   Echelon Corp. * +                                             2,327        25
   Electronics for Imaging, Inc. * +                             3,558        99
   Gateway, Inc. *                                              18,674        76
   Hutchinson Technology, Inc. * +                               1,860        49
   iGate Corp. * +                                               1,709         8
   InFocus Corp. *                                               3,039        25
   Integral Systems, Inc. of Maryland +                            816        14
   Intergraph Corp. *                                            2,913        73
   InterVoice, Inc. * +                                          2,753        39
   Iomega Corp. * +                                              4,201        20
   Komag, Inc. * +                                               2,030        29
   Kronos, Inc. *                                                2,388        99
   Lexar Media, Inc. * +                                         4,880        46
   Magma Design Automation, Inc. * +                             1,698        32
   Manhattan Associates, Inc. * +                                1,794        51
   Mentor Graphics Corp. * +                                     5,392        86
   Mercury Computer Systems, Inc. * +                            1,706        38
   Micros Systems, Inc. *                                        1,318        57
   MTS Systems Corp.                                             1,726        38
   Nassda Corp. *                                                1,137         6
   Neoware Systems, Inc. * +                                     1,175        10
   Netscout Systems, Inc. *                                      1,559        11
   NYFIX, Inc. *                                                 2,158        11
   Overland Storage, Inc. *                                        788        11
   PalmOne, Inc. * +                                             3,152        67
   PEC Solutions, Inc. * +                                         669         7
   Perot Systems Corp., Class A *                                5,942    $   81
   Pomeroy IT Solutions, Inc. *                                    837        11
   Quantum Corp. * +                                            11,396        34
   Radiant Systems, Inc. * +                                     1,387         6
   Radisys Corp. * +                                             1,397        23
   Sigma Designs, Inc. * +                                       1,530        10
   Silicon Graphics, Inc. * +                                   19,876        38
   Silicon Storage Technology, Inc. *                            6,371        83
   SimpleTech, Inc. * +                                            700         3
   SRA International, Inc., Class A *                              683        27
   Stratasys, Inc. * +                                             630        16
   SYKES Enterprises, Inc. * +                                   1,990        12
   Synaptics, Inc. *                                             1,306        25
   Synplicity, Inc. * +                                            967         6
   Syntel, Inc.                                                    530        10
   Talx Corp. +                                                  1,151        27
   Tier Technologies, Inc., Class B * +                          1,166        13
   Tyler Technologies, Inc. * +                                  3,257        29
--------------------------------------------------------------------------------
                                                                           1,877
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 0.1%
   Chattem, Inc. * +                                             1,157        31
   DEL Laboratories, Inc. * +                                      393        11
   Elizabeth Arden, Inc. *                                       1,210        27
   Inter Parfums, Inc. +                                           300         7
--------------------------------------------------------------------------------
                                                                              76
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.9%
   Advanced Marketing Services, Inc. +                           1,206        13
   Aviall, Inc. *                                                2,632        46
   Building Material Holding Corp.                               1,004        17
   Central European Distribution Corp. * +                         571        17
   Handleman Co.                                                 1,870        42
   Hughes Supply, Inc.                                           2,399       129
   Owens & Minor, Inc.                                           2,669        65
   Scansource, Inc. * +                                            895        48
   SCP Pool Corp. +                                              2,385        96
   United Stationers, Inc. *                                     2,394        90
   Watsco, Inc. *                                                1,540        40
   WESCO International, Inc. *                                   1,301        22
--------------------------------------------------------------------------------
                                                                             625
--------------------------------------------------------------------------------
Diversified Financial Services - 1.2%
   Accredited Home Lenders Holding Co. *                           991        30
   Advanta Corp., Class B +                                      1,676        27

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 46 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 1.2% - (continued)
   Affiliated Managers Group, Inc. * +                           2,293    $  112
   Bay View Capital Corp. * +                                    5,493        11
   Charter Municipal Mortgage Acceptance Co.                     3,315        67
   Cityscape Financial Corp. * +                                 2,500        --
   CompuCredit Corp. *                                           1,080        19
   Credit Acceptance Corp. * +                                   1,047        16
   eSPEED, Inc., Class A *                                       1,868        35
   Federal Agricultural Mortgage Corp., Class C * +                621        14
   Financial Federal Corp. *                                     1,206        38
   First Albany Cos., Inc.                                         587         6
   Gabelli Asset Management, Inc., Class A                         516        22
   Investment Technology Group, Inc. * +                         3,460        47
   Knight Trading Group, Inc. *                                  5,821        67
   Metris Cos., Inc. +                                           2,363        18
   New Century Financial Corp. +                                 2,198        96
   Portfolio Recovery Associates, Inc. * +                       1,007        27
   Sanders Morris Harris Group, Inc.                               839        11
   Saxon Capital, Inc. * +                                       2,147        51
   SWS Group, Inc.                                               1,148        19
   Westcorp                                                      1,122        48
   WFS Financial, Inc. *                                         1,009        47
   World Acceptance Corp. *                                      1,293        23
--------------------------------------------------------------------------------
                                                                             851
--------------------------------------------------------------------------------
Electric - 1.6%
   Allegheny Energy, Inc. * +                                   10,106       144
   Avista Corp. +                                                3,789        64
   Black Hills Corp.                                             2,610        77
   Central Vermont Public Service Corp. +                        1,044        20
   CH Energy Group, Inc. +                                       1,111        51
   Cleco Corp. +                                                 3,519        61
   CMS Energy Corp. * +                                         12,161       105
   El Paso Electric Co. *                                        3,952        57
   Empire District Electric (The) Co. +                          1,859        37
   Idacorp, Inc. +                                               3,008        78
   MGE Energy, Inc. +                                            1,446        44
   Otter Tail Corp. +                                            2,037        52
   PNM Resources, Inc.                                           3,129        94
   Sierra Pacific Resources * +                                  9,426        70
   UIL Holdings Corp.                                              981        44
   Unisource Energy Corp. +                                      2,277        56
   Westar Energy, Inc.                                           5,364       106
--------------------------------------------------------------------------------
                                                                           1,160
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.8%
   Advanced Energy Industries, Inc. * +                          1,301    $   20
   Artesyn Technologies, Inc. * +                                2,528        23
   Belden, Inc.                                                  1,817        31
   C&D Technologies, Inc.                                        1,677        27
   Encore Wire Corp. *                                             773        24
   Energy Conversion Devices, Inc. * +                           1,427        18
   General Cable Corp. * +                                       2,714        22
   GrafTech International Ltd. *                                 6,934        66
   Intermagnetics General Corp. *                                1,322        39
   Littelfuse, Inc. *                                            1,563        62
   Medis Technologies Ltd. *                                       936        13
   Powell Industries, Inc. * +                                     552         9
   Power-One, Inc. *                                             5,052        51
   Rayovac Corp. * +                                             2,584        70
   Research Frontiers, Inc. * +                                    803         7
   Superconductor Technologies, Inc. *                           4,487         5
   Universal Display Corp. *                                     1,201        14
   Valence Technology, Inc. * +                                  4,112        16
   Vicor Corp. *                                                 1,594        22
   Wilson Greatbatch Technologies, Inc. * +                      1,729        47
--------------------------------------------------------------------------------
                                                                             586
--------------------------------------------------------------------------------
Electronics - 2.8%
   Analogic Corp. +                                                644        30
   BEI Technologies, Inc.                                          847        23
   Bel Fuse, Inc., Class B +                                       822        30
   Benchmark Electronics, Inc. *                                 3,194        93
   Brady Corp., Class A                                          1,432        59
   Checkpoint Systems, Inc. *                                    2,794        48
   Coherent, Inc. * +                                            2,318        63
   CTS Corp. +                                                   2,956        32
   Cubic Corp. +                                                 1,275        29
   Cymer, Inc. * +                                               2,853       105
   Daktronics, Inc. * +                                          1,103        26
   Dionex Corp. * +                                              1,317        66
   Electro Scientific Industries, Inc. * +                       2,266        52
   Excel Technology, Inc. *                                        793        25
   Fargo Electronics, Inc. * +                                     923        10
   FEI Co. * +                                                   1,976        49
   Flir Systems, Inc. * +                                        2,497       123
   Identix, Inc. * +                                             6,869        50
   II-VI, Inc. *                                                   864        22

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 47 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 90.2% - CONTINUED
--------------------------------------------------------------------------------
Electronics - 2.8% - (continued)
   Innovex, Inc. * +                                            1,530     $    8
   Invision Technologies, Inc. *                                1,339         67
   Itron, Inc. *                                                1,613         33
   Keithley Instruments, Inc.                                   1,007         22
   Kemet Corp. *                                                6,933         84
   Methode Electronics, Inc., Class A                           2,745         30
   Metrologic Instruments, Inc. * +                               572          8
   Molecular Devices Corp. *                                    1,093         19
   OSI Systems, Inc. * +                                        1,018         23
   Park Electrochemical Corp.                                   1,355         34
   Paxar Corp. *                                                2,217         41
   Pemstar, Inc. *                                              2,434          6
   Photon Dynamics, Inc. *                                      1,245         40
   Planar Systems, Inc. * +                                     1,109         14
   Rofin-Sinar Technologies, Inc. *                               959         25
   Rogers Corp. *                                               1,317         81
   SAFLINK Corp. * +                                            3,021          7
   SBS Technologies, Inc. *                                     1,182         22
   Sonic Solutions * +                                          1,175         25
   Stoneridge, Inc. * +                                         1,075         17
   Sypris Solutions, Inc. +                                       463          9
   Technitrol, Inc. *                                           3,211         67
   Thomas & Betts Corp. *                                       3,469         85
   Trimble Navigation Ltd. *                                    3,800        103
   TTM Technologies, Inc. * +                                   1,605         18
   Varian, Inc. *                                               2,336        104
   Watts Water Technologies, Inc., Class A                        879         21
   Woodhead Industries, Inc.                                      813         12
   Woodward Governor Co.                                          722         48
   X-Rite, Inc. +                                               1,638         22
   Zygo Corp. *                                                 1,291         14
--------------------------------------------------------------------------------
                                                                           2,044
--------------------------------------------------------------------------------
Energy-Alternate Sources - 0.2%
   FuelCell Energy, Inc. * +                                    3,529         56
   Headwaters, Inc. *                                           2,347         49
   KFX, Inc. * +                                                2,098         19
   Plug Power, Inc. * +                                         2,356         18
--------------------------------------------------------------------------------
                                                                             142
--------------------------------------------------------------------------------
Engineering & Construction - 0.5%
   Dycom Industries, Inc. * +                                   3,810         94
   EMCOR Group, Inc. * +                                          993         42
   Granite Construction, Inc.                                   2,685         51
   Insituform Technologies, Inc., Class A * +                   1,818     $   28
   Perini Corp. *                                               1,343         15
   URS Corp. *                                                  1,326         34
   Washington Group International, Inc. *                       2,034         71
--------------------------------------------------------------------------------
                                                                             335
--------------------------------------------------------------------------------
Entertainment - 1.0%
   Alliance Gaming Corp. * +                                    3,961         86
   AMC Entertainment, Inc. *                                    2,656         40
   Argosy Gaming Co. *                                          1,797         64
   Churchill Downs, Inc. +                                        493         19
   Dover Downs Gaming & Entertainment, Inc.                       678          7
   Gaylord Entertainment Co. *                                    992         28
   Isle of Capri Casinos, Inc. * +                              1,208         23
   Macrovision Corp. *                                          3,252         76
   Magna Entertainment Corp., Class A * +                       3,266         17
   Penn National Gaming, Inc. *                                 2,480         74
   Pinnacle Entertainment, Inc. * +                             1,903         22
   Scientific Games Corp., Class A *                            3,888         72
   Shuffle Master, Inc. * +                                     2,023         68
   Six Flags, Inc. *                                            7,436         52
   Speedway Motorsports, Inc.                                   1,162         39
   Steinway Musical Instruments * +                               372         13
   Vail Resorts, Inc. *                                         1,511         23
--------------------------------------------------------------------------------
                                                                             723
--------------------------------------------------------------------------------
Environmental Control - 0.5%
   BHA Group Holdings, Inc.                                       336         11
   Calgon Carbon Corp. +                                        2,739         17
   Casella Waste Systems, Inc., Class A * +                     1,068         15
   Clean Harbors, Inc. * +                                        671          5
   Darling International, Inc. * +                              6,246         22
   Duratek, Inc. *                                                587          8
   Ionics, Inc. * +                                             1,523         38
   Mine Safety Appliances Co.                                   1,478         44
   Tetra Tech, Inc. * +                                         4,008         68
   TRC Cos., Inc. *                                               931         15
   Waste Connections, Inc. * +                                  2,269         96
--------------------------------------------------------------------------------
                                                                             339
--------------------------------------------------------------------------------
Food - 1.2%
   American Italian Pasta Co., Class A +                        1,534         45
   Arden Group, Inc., Class A                                     149         12
   Chiquita Brands International, Inc. *                        3,054         53
   Corn Products International, Inc. +                          3,050        132

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 48 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Food - 1.2% - (continued)
   Flowers Foods, Inc.                                           2,532     $ 59
   Great Atlantic & Pacific Tea Co. * +                          1,249        9
   Hain Celestial Group, Inc. *                                  1,761       31
   Ingles Markets, Inc., Class A +                                 673        7
   International Multifoods Corp. * +                            1,383       35
   Interstate Bakeries *                                         3,597       38
   J & J Snack Foods Corp. *                                       500       20
   Lance, Inc.                                                   1,977       30
   M & F Worldwide Corp. * +                                       839       11
   Nash Finch Co. +                                                855       16
   Pathmark Stores, Inc. *                                       2,149       14
   Pilgrims Pride Corp., Class B +                               1,656       45
   Ralcorp Holdings, Inc. *                                      2,268       76
   Riviana Foods, Inc. +                                           488       13
   Ruddick Corp.                                                 2,588       53
   Sanderson Farms, Inc. +                                         830       38
   Sanfilippo (John B.) & Son * +                                  420       10
   Seaboard Corp.                                                   34       13
   United Natural Foods, Inc. *                                  2,976       75
   Weis Markets, Inc. +                                            959       33
   Wild Oats Markets, Inc. * +                                   1,976       27
--------------------------------------------------------------------------------
                                                                            895
--------------------------------------------------------------------------------
Forest Products & Paper - 0.8%
   Buckeye Technologies, Inc. *                                  2,226       22
   Caraustar Industries, Inc. * +                                2,141       29
   Deltic Timber Corp. +                                           753       27
   Glatfelter Co. +                                              2,339       29
   Longview Fibre Co. *                                          4,186       53
   Louisiana-Pacific Corp.                                       8,338      192
   Pope & Talbot, Inc.                                           1,297       22
   Potlatch Corp.                                                2,031       77
   Rock-Tenn Co., Class A                                        1,991       32
   Schweitzer-Mauduit International, Inc.                        1,216       34
   Wausau-Mosinee Paper Corp.                                    2,959       45
--------------------------------------------------------------------------------
                                                                            562
--------------------------------------------------------------------------------
Gas - 0.9%
   Atmos Energy Corp.                                            4,025      100
   Cascade Natural Gas Corp. +                                     978       19
   Chesapeake Utilities Corp.                                      520       12
   Energen Corp.                                                 2,775      124
   EnergySouth, Inc. +                                             378       14
   Laclede Group (The), Inc. +                                   1,471       40
   New Jersey Resources Corp. +                                  2,206     $ 87
   Northwest Natural Gas Co.                                     2,022       59
   NUI Corp. * +                                                 1,312       18
   SEMCO Energy, Inc.                                            1,603        9
   South Jersey Industries, Inc.                                   981       41
   Southern Union Co. * +                                        4,502       90
   Southwest Gas Corp.                                           2,420       55
--------------------------------------------------------------------------------
                                                                            668
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.5%
   Baldor Electric Co.                                           2,418       56
   Franklin Electric Co., Inc.                                     536       34
   Kennametal, Inc.                                              2,678      114
   Lincoln Electric Holdings, Inc.                               2,651       82
   Milacron, Inc. +                                              2,801       13
   Regal-Beloit Corp.                                            1,951       40
--------------------------------------------------------------------------------
                                                                            339
--------------------------------------------------------------------------------
Healthcare - Products - 4.4%
   Advanced Medical Optics, Inc. * +                             2,434       85
   Advanced Neuromodulation Systems, Inc. *                      1,467       48
   Alaris Medical, Inc. *                                        1,473       33
   Align Technology, Inc. * +                                    3,831       73
   American Medical Systems Holdings, Inc. *                     1,660       52
   Arrow International, Inc. +                                   1,880       57
   Arthrocare Corp. * +                                          1,477       36
   Aspect Medical Systems, Inc. * +                                755       11
   Biolase Technology, Inc. * +                                  1,494       18
   Biosite, Inc. * +                                               840       33
   BioVeris Corp. * +                                            1,500       19
   Bruker BioSciences Corp. *                                    1,688        8
   Candela Corp. *                                               1,214       13
   Cantel Medical Corp. *                                          564       10
   Cardiac Science, Inc. * +                                     4,254       11
   Cardiodynamics International Corp. * +                        2,663       18
   Cepheid, Inc. * +                                             2,542       23
   Cerus Corp. * +                                               1,985        4
   Cholestech Corp. *                                            1,121       11
   Closure Medical Corp. *                                         480       12
   Columbia Laboratories, Inc. * +                               2,806        9
   Conceptus, Inc. * +                                           1,431       15
   Conmed Corp. *                                                2,374       60
   Cooper Cos., Inc.                                             2,491      137

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 49 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Healthcare - Products - 4.4% - (continued)
   CTI Molecular Imaging, Inc. * +                               1,914    $   26
   Cyberonics, Inc. * +                                          1,831        36
   Cytyc Corp. * +                                               8,931       196
   Dade Behring Holdings, Inc. *                                 3,208       143
   Datascope Corp. +                                               890        31
   Diagnostic Products Corp. +                                   1,578        66
   DJ Orthopedics, Inc. *                                          504        12
   EPIX Medical, Inc. *                                          1,273        31
   Exactech, Inc. *                                                504        10
   Gen-Probe, Inc. *                                             3,760       158
   Haemonetics Corp. of Massachusetts *                          1,280        35
   Hanger Orthopedic Group, Inc. *                               1,702        28
   Hologic, Inc. *                                               1,614        33
   ICU Medical, Inc. * +                                           859        29
   Immucor, Inc. * +                                             1,497        47
   Inamed Corp. *                                                2,146       128
   Intuitive Surgical, Inc. *                                    2,063        34
   Invacare Corp.                                                2,136        89
   Inverness Medical Innovations, Inc. * +                         931        18
   Kensey Nash Corp. *                                             679        22
   Kyphon, Inc. *                                                1,601        39
   Laserscope *                                                  1,211        35
   Lifeline Systems, Inc. *                                        712        15
   Luminex Corp. *                                               1,695        17
   Medical Action Industries, Inc. *                               571        10
   Mentor Corp. +                                                3,122       100
   Meridian Bioscience, Inc. +                                     839         8
   Merit Medical Systems, Inc. *                                 1,838        27
   Novoste Corp. * +                                             1,343         4
   Oakley, Inc. +                                                1,962        26
   Ocular Sciences, Inc. *                                       1,527        51
   OraSure Technologies, Inc. *                                  3,150        23
   Orthologic Corp. *                                            2,752        22
   Osteotech, Inc. * +                                           1,278         8
   Palatin Technologies, Inc. * +                                3,441        13
   PolyMedica Corp. +                                            1,537        44
   Possis Medical, Inc. * +                                      1,193        34
   PSS World Medical, Inc. *                                     5,460        55
   Quidel Corp. * +                                              2,231        12
   Sola International, Inc. *                                    2,086        40
   SonoSite, Inc. * +                                            1,211        26
   Staar Surgical Co. * +                                        1,930        15
   SurModics, Inc. * +                                           1,129    $   25
   Sybron Dental Specialties, Inc. *                             3,062        83
   Synovis Life Technologies, Inc. * +                             771         7
   Techne Corp. * +                                              3,278       127
   Thoratec Corp. * +                                            3,872        56
   TriPath Imaging, Inc. * +                                     1,829        17
   Ventana Medical Systems, Inc. * +                             1,055        54
   Viasys Healthcare, Inc. *                                     2,444        51
   Visx, Inc. * +                                                3,097        73
   Vital Images, Inc. * +                                          707         7
   Vital Signs, Inc.                                               482        13
   West Pharmaceutical Services, Inc. +                            852        32
   Wright Medical Group, Inc. *                                  1,198        39
   Young Innovations, Inc.                                         308         8
   Zoll Medical Corp. *                                            666        21
--------------------------------------------------------------------------------
                                                                           3,205
--------------------------------------------------------------------------------
Healthcare - Services - 2.1%
   American Healthways, Inc. * +                                 2,080        43
   American Medical Security Group, Inc. *                         930        24
   AMERIGROUP Corp. * +                                          1,929        81
   Amsurg Corp. *                                                2,082        47
   Beverly Enterprises, Inc. *                                   7,491        64
   Centene Corp. * +                                             1,379        50
   Chronimed, Inc. * +                                           1,007         7
   Covance, Inc. *                                               4,875       177
   Curative Health Services, Inc. * +                              878         9
   Genesis HealthCare Corp. *                                    1,000        26
   Gentiva Health Services, Inc. * +                             2,074        33
   Inveresk Research Group, Inc. *                               2,334        70
   Kindred Healthcare, Inc. * +                                  1,778        44
   LabOne, Inc. *                                                  682        21
   LifePoint Hospitals, Inc. *                                   3,005       113
   Matria Healthcare, Inc. * +                                     760        17
   National Healthcare Corp.                                       504        13
   Odyssey HealthCare, Inc. *                                    2,539        43
   Option Care, Inc.                                             1,091        15
   Orthodontic Centers of America, Inc. * +                      4,012        34
   Pediatrix Medical Group, Inc. *                               1,856       123
   Province Healthcare Co. *                                     3,742        60
   RehabCare Group, Inc. *                                       1,321        33
   Select Medical Corp.                                          3,756        50
   Sierra Health Services * +                                    2,045        88

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 50 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Healthcare - Services - 2.1% - (continued)
   Specialty Laboratories * +                                      587    $    5
   Sunrise Senior Living, Inc. * +                               1,170        42
   U.S. Physical Therapy, Inc. * +                                 905        11
   United Surgical Partners International, Inc. *                1,402        55
   US Oncology, Inc. *                                           5,106        75
   VistaCare, Inc., Class A * +                                    923        17
--------------------------------------------------------------------------------
                                                                           1,490
--------------------------------------------------------------------------------
Holding Companies - Diversified - 0.1%
   Resource America, Inc., Class A                               1,227        27
   Walter Industries, Inc.                                       2,278        29
--------------------------------------------------------------------------------
                                                                              56
--------------------------------------------------------------------------------
Home Builders - 1.0%
   Beazer Homes USA, Inc. +                                      1,059       107
   Brookfield Homes Corp.                                        1,259        37
   Champion Enterprises, Inc. * +                                5,054        47
   Coachmen Industries, Inc. +                                   1,161        19
   Dominion Homes, Inc. * +                                        275         8
   Fleetwood Enterprises, Inc. * +                               3,103        42
   Levitt Corp. *                                                  896        22
   M/I Schottenstein Homes, Inc. +                                 874        37
   Meritage Corp. * +                                              716        49
   Modtech Holdings, Inc. *                                        641         5
   Monaco Coach Corp. +                                          2,021        51
   Orleans Homebuilders, Inc. * +                                  100         2
   Palm Harbor Homes, Inc. * +                                   1,391        26
   Skyline Corp.                                                   508        20
   Standard-Pacific Corp.                                        2,691       137
   Technical Olympic USA, Inc. * +                                 167         5
   WCI Communities, Inc. *                                       1,366        30
   William Lyon Homes, Inc. * +                                    348        31
   Winnebago Industries, Inc. +                                  1,872        53
--------------------------------------------------------------------------------
                                                                             728
--------------------------------------------------------------------------------
Home Furnishings - 0.2%
   American Woodmark Corp.                                         419        24
   Applica, Inc. *                                               1,509        15
   Bassett Furniture Industries, Inc. +                            754        14
   Emerson Radio Corp. * +                                       2,350         8
   Hooker Furniture Corp.                                          504        11
   Kimball International, Inc., Class B                          1,889        26
   Stanley Furniture Co., Inc. +                                   298        12
   TiVo, Inc. * +                                                3,533        27
   Universal Electronics, Inc. *                                 1,091    $   16
--------------------------------------------------------------------------------
                                                                             153
--------------------------------------------------------------------------------
Household Products/Wares - 0.9%
   American Greetings Corp., Class A *                           4,919       103
   Central Garden and Pet Co. *                                  1,220        45
   CSS Industries, Inc.                                            442        16
   Ennis Business Forms, Inc.                                    1,369        21
   Fossil, Inc. *                                                2,832        67
   Harland (John H.) Co. +                                       2,184        66
   Jarden Corp. *                                                2,123        74
   New England Business Service, Inc.                              851        37
   Playtex Products, Inc. * +                                    2,475        18
   Russ Berrie & Co., Inc.                                         747        20
   Standard Register (The) Co.                                     884        11
   Tupperware Corp.                                              4,145        76
   WD-40 Co. +                                                   1,334        41
   Yankee Candle Co., Inc. *                                     2,338        66
--------------------------------------------------------------------------------
                                                                             661
--------------------------------------------------------------------------------
Housewares - 0.2%
   Libbey, Inc.                                                  1,017        26
   National Presto Industries, Inc. +                              450        18
   Toro Co.                                                      1,941       124
--------------------------------------------------------------------------------
                                                                             168
--------------------------------------------------------------------------------
Insurance - 2.5%
   21st Century Insurance Group                                  1,930        25
   Alfa Corp.                                                    2,820        39
   Allmerica Financial Corp. *                                   4,264       137
   American Physicians Capital, Inc. * +                           704        16
   AmerUs Group Co. +                                            3,073       121
   Argonaut Group, Inc. *                                        1,998        35
   Baldwin & Lyons, Inc., Class B +                                618        15
   Citizens, Inc. * +                                            2,493        17
   CNA Surety Corp. * +                                          1,277        13
   Commerce Group, Inc.                                          1,838        83
   Crawford & Co., Class B                                         900         4
   Delphi Financial Group, Inc., Class A                         1,938        78
   Donegal Group, Inc., Class A                                    300         6
   Enstar Group, Inc. * +                                          252        11
   FBL Financial Group, Inc., Class A                              903        26
   Financial Industries Corp. +                                    692         8
   Great American Financial Resources, Inc.                        550         8
   Harleysville Group, Inc.                                      2,397        45

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 51 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 2.5% - (continued)
   Hilb, Rogal & Hamilton Co.                                    2,491    $   89
   Horace Mann Educators Corp.                                   3,129        53
   Independence Holding Co.                                        275         9
   Infinity Property & Casualty Corp.                            1,007        31
   Kansas City Life Insurance Co.                                  317        12
   Landamerica Financial Group, Inc. +                           1,437        57
   Midland (The) Co. +                                             607        16
   National Western Life Insurance Co., Class A *                  153        22
   Navigators Group, Inc. *                                        360        10
   Ohio Casualty Corp. *                                         4,451        83
   Penn-America Group, Inc. +                                      755        10
   Philadelphia Consolidated Holding Co. *                       1,315        75
   Phoenix Companies, Inc. +                                     7,560        89
   PMA Capital Corp., Class A * +                                1,824        13
   Presidential Life Corp. +                                     1,679        28
   ProAssurance Corp. * +                                        1,922        64
   RLI Corp.                                                     1,462        53
   Safety Insurance Group, Inc. +                                  755        15
   Selective Insurance Group, Inc. +                             2,188        79
   State Auto Financial Corp.                                    1,057        32
   Stewart Information Services Corp. +                          1,357        46
   Triad Guaranty, Inc. * +                                        613        35
   UICI * +                                                      2,964        59
   United Fire & Casualty Co. +                                    624        35
   Universal American Financial Corp. *                          1,875        21
   USI Holdings Corp. * +                                        1,746        27
   Zenith National Insurance Corp. +                               638        30
--------------------------------------------------------------------------------
                                                                           1,780
--------------------------------------------------------------------------------
Internet - 3.6%
   1-800 Contacts, Inc. *                                          451         7
   1-800-FLOWERS.COM, Inc., Class A * +                          1,526        15
   Agile Software Corp. *                                        3,657        29
   Akamai Technologies, Inc. * +                                 8,361       124
   Alloy, Inc. * +                                               2,739        14
   Aquantive, Inc. * +                                           3,128        31
   Ariba, Inc. * +                                              21,649        47
   AsiaInfo Holdings, Inc. *                                     2,523        12
   Ask Jeeves, Inc. *                                            2,953       119
   At Road, Inc. * +                                             2,323        21
   Autobytel.com, Inc. * +                                       2,689        28
   BroadVision, Inc. * +                                         2,098         7
   Centillium Communications, Inc. * +                           2,577    $    9
   CMGI, Inc. *                                                 29,762        59
   CNET Networks, Inc. *                                         8,046        78
   Digital Insight Corp. * +                                     2,330        45
   Digital River, Inc. * +                                       2,272        71
   Digitas, Inc. *                                               1,379        13
   Drugstore.com, Inc. * +                                       2,707        13
   E-Loan, Inc. * +                                              3,815         9
   E.piphany, Inc. *                                             4,519        21
   Earthlink, Inc. *                                             9,406        94
   eCollege.com, Inc. * +                                        1,175        20
   Entrust, Inc. *                                               3,992        18
   eResearch Technology, Inc. * +                                3,401        86
   F5 Networks, Inc. * +                                         2,247        67
   FindWhat.com * +                                                907        21
   Freemarkets, Inc. *                                           3,051        21
   GSI Commerce, Inc. *                                          1,297        11
   Harris Interactive, Inc. *                                    3,477        26
   Homestore, Inc. *                                             7,156        30
   Infospace, Inc. *                                             1,998        73
   Interland, Inc. * +                                           1,138         3
   Internet Security Systems, Inc. * +                           2,988        47
   Interwoven, Inc. *                                            3,015        28
   j2 Global Communications, Inc. * +                            1,333        33
   Kana Software, Inc. * +                                       1,930         5
   Keynote Systems, Inc. * +                                     1,251        16
   Lionbridge Technologies * +                                   2,605        20
   LookSmart Ltd. *                                              6,253        15
   Matrixone, Inc. *                                             3,565        24
   Neoforma, Inc. *                                                589         7
   Net2Phone, Inc. * +                                           2,572        11
   NetBank, Inc.                                                 3,813        41
   Netegrity, Inc. * +                                           2,109        20
   NetFlix, Inc. * +                                             1,998        66
   Netratings, Inc. *                                              802        11
   NIC, Inc. *                                                   2,534        14
   Openwave Systems, Inc. * +                                    5,274        59
   Opsware, Inc. * +                                             3,944        32
   Overstock.com, Inc. * +                                         664        24
   PC-Tel, Inc. * +                                              1,617        18
   Portal Software, Inc. * +                                     2,136        10
   Priceline.com, Inc. * +                                       1,659        43

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 52 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Internet - 3.6% - (continued)
   ProcureNet, Inc. *                                           10,500    $   --
   ProQuest Co. * +                                              1,957        51
   Raindance Communications, Inc. *                              3,914         9
   Redback Networks, Inc. *                                      2,972        15
   Register.com, Inc. *                                          1,556         8
   RSA Security, Inc. * +                                        3,852        71
   S1 Corp. * +                                                  5,808        55
   Safeguard Scientifics, Inc. * +                               9,854        25
   Sapient Corp. *                                               6,148        37
   Secure Computing Corp. * +                                    2,633        23
   Seebeyond Technology Corp. * +                                3,973        12
   Sohu.com, Inc. * +                                            1,327        27
   SonicWALL, Inc. *                                             4,210        34
   Stamps.com, Inc. *                                            1,506        20
   Stellent, Inc. * +                                            1,427        11
   SupportSoft, Inc. *                                           2,334        23
   TheStreet.com, Inc. * +                                       1,007         4
   TIBCO Software, Inc. * +                                      6,787        56
   TriZetto Group, Inc. *                                        2,565        17
   United Online, Inc. * +                                       3,350        63
   Valueclick, Inc. *                                            5,344        58
   Verity, Inc. * +                                              1,655        23
   Verso Technologies, Inc. * +                                  8,785        14
   Vignette Corp. * +                                           17,007        28
   Vitria Technology, Inc. *                                     1,534         4
   WatchGuard Technologies, Inc. * +                             2,708        18
   WebEx Communications, Inc. * +                                1,955        46
   webMethods, Inc. * +                                          3,676        32
   Websense, Inc. *                                              1,543        50
--------------------------------------------------------------------------------
                                                                           2,620
--------------------------------------------------------------------------------
Investment Companies - 0.1%
   MCG Capital Corp. +                                           2,190        34
   Medallion Financial Corp. * +                                 1,175         9
--------------------------------------------------------------------------------
                                                                              43
--------------------------------------------------------------------------------
Iron/Steel - 0.6%
   AK Steel Holding Corp. * +                                    7,972        37
   Allegheny Technologies, Inc. +                                6,513        78
   Carpenter Technology Corp.                                    1,588        48
   Cleveland-Cliffs, Inc. * +                                      725        34
   Gibraltar Steel Corp. +                                         760        22
   Material Sciences Corp. * +                                     618         7
   Reliance Steel & Aluminum Co.                                 1,917        70
   Ryerson Tull, Inc.                                            1,779    $   24
   Schnitzer Steel Industries, Inc., Class A +                   1,170        32
   Steel Dynamics, Inc. * +                                      2,972        76
--------------------------------------------------------------------------------
                                                                             428
--------------------------------------------------------------------------------
Leisure Time - 0.6%
   Ambassadors Group, Inc. +                                       444         9
   Ambassadors International, Inc. +                               504         7
   Arctic Cat, Inc. +                                            1,140        26
   Bally Total Fitness Holding Corp. * +                         2,452        11
   Callaway Golf Co.                                             5,255        85
   K2, Inc. * +                                                  2,171        32
   Marine Products Corp.                                           708        13
   Multimedia Games, Inc. * +                                    1,746        39
   Nautilus Group, Inc. +                                        2,270        34
   Navigant International, Inc. * +                              1,077        19
   Pegasus Solutions, Inc. * +                                   2,053        24
   Thor Industries, Inc.                                         2,796        78
   WMS Industries, Inc. * +                                      1,818        56
--------------------------------------------------------------------------------
                                                                             433
--------------------------------------------------------------------------------
Lodging - 0.6%
   Ameristar Casinos, Inc. +                                       886        29
   Aztar Corp. *                                                 2,233        54
   Boca Resorts, Inc., Class A * +                               2,043        37
   Boyd Gaming Corp.                                             2,556        59
   Choice Hotels International, Inc.                             1,545        74
   La Quinta Corp. *                                            13,916       104
   Marcus Corp. +                                                1,577        25
   MTR Gaming Group, Inc. *                                      1,889        18
   Prime Hospitality Corp. *                                     2,924        29
--------------------------------------------------------------------------------
                                                                             429
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.4%
   Astec Industries, Inc. *                                      1,250        22
   JLG Industries, Inc. +                                        3,427        43
   Joy Global, Inc. +                                            3,887       107
   Terex Corp. *                                                 3,502       103
--------------------------------------------------------------------------------
                                                                             275
--------------------------------------------------------------------------------
Machinery - Diversified - 1.6%
   Alamo Group, Inc. +                                             429         7
   Albany International Corp., Class A                           2,149        65
   Applied Industrial Technologies, Inc. +                       1,337        36
   Briggs & Stratton Corp.                                       1,691       128
   Cascade Corp.                                                   862        21

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 53 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Machinery - Diversified - 1.6% - (continued)
   Cognex Corp.                                                  2,667    $   88
   Flowserve Corp. *                                             3,760        79
   Gardner Denver, Inc. *                                        1,323        35
   Gerber Scientific, Inc. *                                     1,762        11
   Global Power Equipment Group, Inc. *                          2,029        13
   Gorman-Rupp (The) Co. +                                         640        17
   IDEX Corp.                                                    2,286       109
   Kadant, Inc. *                                                  985        20
   Lindsay Manufacturing Co. +                                     927        21
   Manitowoc Co. (The), Inc.                                     2,145        68
   NACCO Industries, Inc., Class A                                 338        30
   Nordson Corp.                                                 2,094        79
   Presstek, Inc. * +                                            2,424        25
   Robbins & Myers, Inc. +                                         909        20
   Sauer-Danfoss, Inc.                                             817        13
   Stewart & Stevenson Services, Inc.                            2,273        39
   Tecumseh Products Co., Class A                                1,362        51
   Tennant Co. +                                                   736        28
   Thomas Industries, Inc.                                         775        26
   UNOVA, Inc. *                                                 3,785        66
   Wabtec Corp.                                                  2,490        41
--------------------------------------------------------------------------------
                                                                           1,136
--------------------------------------------------------------------------------
Media - 1.3%
   4Kids Entertainment, Inc. * +                                   944        20
   Acme Communications, Inc. * +                                   679         5
   American Satellite Network *                                    350        --
   Beasley Broadcast Group, Inc., Class A *                        300         5
   Charter Communications, Inc., Class A * +                    21,699        84
   Courier Corp. +                                                 481        19
   Crown Media Holdings, Inc., Class A * +                         500         5
   Cumulus Media, Inc., Class A *                                3,399        63
   Digital Generation Systems *                                  2,350         3
   Emmis Communications Corp., Class A *                         3,592        78
   Fisher Communications, Inc. * +                                 375        19
   Gray Television, Inc.                                         3,173        45
   Hollinger International, Inc.                                 3,330        59
   Information Holdings, Inc. * +                                1,036        28
   Insight Communications Co., Inc., Class A * +                 3,586        34
   Journal Register Co. *                                        2,472        48
   Liberty Corp.                                                 1,248        58
   Lin TV Corp., Class A * +                                     2,182        50
   Lodgenet Entertainment Corp. * +                                874        17
   Martha Stewart Living Omnimedia, Inc.,
      Class A * +                                                1,013    $    9
   Mediacom Communications Corp. * +                             3,985        32
   Paxson Communications Corp. *                                 2,456         7
   Pegasus Communications Corp. * +                                204         3
   Playboy Enterprises, Inc., Class B * +                        1,195        14
   Primedia, Inc. * +                                           12,141        36
   Pulitzer, Inc.                                                  394        19
   Regent Communications, Inc. *                                 2,846        17
   Saga Communications, Inc., Class A *                          1,135        21
   Salem Communications Corp., Class A *                           707        21
   Sinclair Broadcast Group, Inc., Class A +                     3,099        34
   Spanish Broadcasting System, Inc., Class A * +                2,595        25
   Thomas Nelson, Inc.                                             628        15
   Value Line, Inc. +                                              150         6
   World Wrestling Entertainment, Inc. * +                       1,011        12
   Young Broadcasting, Inc., Class A *                           1,020        15
--------------------------------------------------------------------------------
                                                                             926
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.6%
   Ampco-Pittsburgh Corp.                                          420         5
   CIRCOR International, Inc.                                    1,008        20
   Commercial Metals Co.                                         2,062        62
   Kaydon Corp. +                                                2,096        56
   Lawson Products, Inc.                                           370        13
   Mueller Industries, Inc.                                      2,737        90
   NN, Inc.                                                        913        11
   NS Group, Inc. *                                              1,208        16
   Penn Engineering & Manufacturing Corp.                          863        15
   Quanex Corp.                                                  1,278        57
   Shaw Group (The), Inc. +                                      4,908        58
   Valmont Industries, Inc.                                      1,230        26
--------------------------------------------------------------------------------
                                                                             429
--------------------------------------------------------------------------------
Mining - 0.5%
   Amcol International Corp. +                                   1,591        26
   Brush Engineered Materials, Inc. *                            1,073        19
   Century Aluminum Co. * +                                      1,251        29
   Coeur D'alene Mines Corp. * +                                16,444        77
   Hecla Mining Co. * +                                          9,338        61
   Liquidmetal Technologies * +                                  1,391         2
   Royal Gold, Inc. +                                            1,252        17
   RTI International Metals, Inc. *                              1,529        22

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 54 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Mining - 0.5% - (continued)
   Stillwater Mining Co. * +                                     3,546    $   54
   USEC, Inc.                                                    6,643        52
--------------------------------------------------------------------------------
                                                                             359
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 1.7%
   Actuant Corp., Class A *                                      1,678        57
   Acuity Brands, Inc.                                           3,252        80
   Ameron International Corp.                                      535        17
   Applied Films Corp. * +                                       1,259        34
   Barnes Group, Inc. +                                            973        26
   Blount International, Inc. *                                    400         4
   Brink's (The) Co.                                             4,348       135
   Ceradyne, Inc. * +                                              934        31
   Clarcor, Inc.                                                 1,992        84
   Concord Camera Corp. * +                                      2,081         6
   Cuno, Inc. *                                                  1,161        53
   EnPro Industries, Inc. *                                      1,678        32
   ESCO Technologies, Inc. *                                       977        48
   Federal Signal Corp.                                          3,882        69
   Griffon Corp. * +                                             1,968        46
   Hexcel Corp. * +                                              1,863        16
   Jacuzzi Brands, Inc. *                                        6,087        52
   Lydall, Inc. * +                                              1,195        11
   Matthews International Corp., Class A                         2,238        71
   Myers Industries, Inc.                                        1,610        22
   Quixote Corp.                                                   551        12
   Raven Industries, Inc.                                          504        16
   Roper Industries, Inc. +                                      2,344       124
   Smith (A.O.) Corp. +                                          1,309        39
   Standex International Corp. +                                   938        24
   Sturm Ruger & Co., Inc. +                                     1,719        20
   Tredegar Corp.                                                2,410        35
   Trinity Industries, Inc.                                      2,790        80
--------------------------------------------------------------------------------
                                                                           1,244
--------------------------------------------------------------------------------
Office Furnishings - 0.0%
   Interface, Inc., Class A *                                    3,518        25
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
   General Binding Corp. *                                         487         6
   Global Imaging System, Inc. * +                               1,200        41
   Imagistics International, Inc. *                              1,243        48
--------------------------------------------------------------------------------
                                                                              95
--------------------------------------------------------------------------------
Oil & Gas - 2.8%
   Atwood Oceanics, Inc. * +                                       647        26
   Berry Petroleum Co., Class A                                  1,312    $   36
   Cabot Oil & Gas Corp.                                         2,038        75
   Cimarex Energy Co. *                                          3,341        94
   Clayton Williams Energy, Inc. * +                               252         6
   Comstock Resources, Inc. *                                    2,419        46
   Denbury Resources, Inc. *                                     2,749        51
   Encore Acquisition Co. *                                        715        20
   Energy Partners Ltd. *                                        1,670        22
   Evergreen Resources, Inc. *                                   3,259       123
   Forest Oil Corp. * +                                          3,557        89
   Frontier Oil Corp.                                            2,095        41
   Grey Wolf, Inc. * +                                          13,525        49
   Harvest Natural Resources, Inc. * +                           2,787        35
   Holly Corp.                                                     828        29
   Houston Exploration Co. *                                     1,113        53
   KCS Energy, Inc. *                                            3,069        38
   Magnum Hunter Resources, Inc. * +                             5,469        55
   McMoRan Exploration Co. * +                                   1,107        16
   Meridian Resource Corp. * +                                   3,391        25
   Parker Drilling Co. *                                         6,889        22
   Patina Oil & Gas Corp.                                        4,698       124
   Penn Virginia Corp.                                             625        39
   Petroleum Development Corp. *                                 1,259        31
   Plains Exploration & Production Co. * +                       5,632       100
   Prime Energy Corp. * +                                          771        29
   Quicksilver Resources, Inc. * +                               1,059        52
   Range Resources Corp. +                                       4,286        51
   Remington Oil & Gas Corp. *                                   1,727        36
   Southwestern Energy Co. *                                     2,852        73
   Spinnaker Exploration Co. *                                   1,958        65
   St. Mary Land & Exploration Co. +                             1,979        64
   Stone Energy Corp. *                                          1,739        78
   Swift Energy Co. *                                            2,111        43
   Tesoro Petroleum Corp. *                                      4,649       111
   Unit Corp. * +                                                3,000        85
   Vintage Petroleum, Inc.                                       3,948        62
--------------------------------------------------------------------------------
                                                                           1,994
--------------------------------------------------------------------------------
Oil & Gas Services - 1.1%
   Cal Dive International, Inc. * +                              2,765        78
   CARBO Ceramics, Inc.                                            843        59
   Dril-Quip, Inc. * +                                             531         9
   Global Industries Ltd. *                                      5,690        31

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 55 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Oil & Gas Services - 1.1% - (continued)
   Gulf Island Fabrication, Inc. *                                 601    $  11
   Hanover Compressor Co. *                                      4,197       44
   Horizon Offshore, Inc. * +                                    2,191        3
   Hydril Co. * +                                                1,105       32
   Input/Output, Inc. * +                                        3,562       24
   Lone Star Technologies, Inc. *                                1,944       39
   Lufkin Industries, Inc. +                                       451       14
   Matrix Service Co. *                                          1,314       14
   Maverick Tube Corp. * +                                       3,362       77
   Newpark Resources, Inc. *                                     5,796       33
   Oceaneering International, Inc. *                             1,758       55
   Oil States International, Inc. *                              2,022       29
   RPC, Inc.                                                       798       11
   Seacor Smit, Inc. *                                           1,403       56
   Superior Energy Services, Inc. *                              3,797       35
   Tetra Technologies, Inc. *                                    1,565       37
   Universal Compression Holdings, Inc. *                        1,292       38
   Veritas DGC, Inc. *                                           2,471       47
   W-H Energy Services, Inc. * +                                 1,772       33
--------------------------------------------------------------------------------
                                                                            809
--------------------------------------------------------------------------------
Packaging & Containers - 0.3%
   Chesapeake Corp.                                              1,202       26
   Crown Holdings, Inc. *                                       13,145      117
   Greif Brothers Corp., Class A                                   983       35
   Silgan Holdings, Inc.                                           874       37
--------------------------------------------------------------------------------
                                                                            215
--------------------------------------------------------------------------------
Pharmaceuticals - 4.6%
   aaiPharma, Inc. * +                                           1,162        5
   Abgenix, Inc. *                                               7,239      109
   Able Laboratories, Inc. * +                                   1,291       24
   Accelrys, Inc. *                                              1,886       19
   Accredo Health, Inc. *                                        3,844      140
   Adolor Corp. *                                                3,088       43
   Alkermes, Inc. * +                                            5,120       74
   Alpharma, Inc., Class A                                       3,057       60
   Alteon, Inc. * +                                              2,769        4
   Antigenics, Inc. * +                                          1,628       13
   Atherogenics, Inc. *                                          3,044       71
   Atrix Labs, Inc. * +                                          1,657       45
   AVI BioPharma, Inc. * +                                       1,678        4
   Bentley Pharmaceuticals, Inc. * +                             1,179       15
   BioMarin Pharmaceuticals, Inc. * +                            5,106       31
   Biopure Corp. * +                                             2,735    $   2
   Bone Care International, Inc. *                                 801       17
   Bradley Pharmaceuticals, Inc. * +                               757       18
   Cell Therapeutics, Inc. * +                                   3,255       23
   Cima Labs, Inc. *                                             1,119       36
   Collagenex Pharmaceuticals *                                    791        8
   Connetics Corp. *                                             2,274       49
   Corixa Corp. * +                                              3,713       19
   Cubist Pharmaceuticals, Inc. * +                              3,567       35
   CV Therapeutics, Inc. * +                                     2,307       30
   D&K Healthcare Resources, Inc. +                              1,075       13
   Dendreon Corp. * +                                            1,423       16
   Discovery Laboratories, Inc. * +                              2,837       31
   Dov Pharmaceutical, Inc. * +                                  1,007       15
   Durect Corp. * +                                              3,466       12
   First Horizon Pharmaceutical Corp. * +                        1,893       34
   Genta, Inc. * +                                               3,848        9
   Guilford Pharmaceuticals, Inc. * +                            1,870       12
   HealthExtras, Inc. * +                                        1,255       19
   Hi-Tech Pharmacal Co., Inc. * +                                 387        7
   Hollis-Eden Pharmaceutical * +                                  671        7
   Ilex Oncology, Inc. * +                                       3,046       70
   Impax Laboratories, Inc. * +                                  2,644       59
   Indevus Pharmaceuticals, Inc. * +                             3,063       26
   Inspire Pharmaceuticals, Inc. * +                             2,250       39
   Isis Pharmaceuticals, Inc. * +                                3,586       23
   Kos Pharmaceuticals, Inc. * +                                 1,347       45
   KV Pharmaceutical Co., Class A *                              2,619       67
   La Jolla Pharmaceutical Co. *                                 4,188       11
   Lannett Co., Inc. * +                                           445        8
   Ligand Pharmaceuticals, Inc., Class B * +                     4,665       95
   Medarex, Inc. * +                                             6,203       52
   Medicines Co. * +                                             3,276      105
   MGI Pharma, Inc. * +                                          2,802      180
   MIM Corp. * +                                                 1,834       14
   Nabi Biopharmaceuticals *                                     4,312       72
   Natures Sunshine Products, Inc. +                               773       12
   NBTY, Inc. * +                                                4,079      151
   NeighborCare, Inc. * +                                        2,201       66
   NeoPharm, Inc. * +                                            1,065       12
   Noven Pharmaceuticals, Inc. *                                 1,693       32
   NPS Pharmaceuticals, Inc. *                                   2,687       58

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 56 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Pharmaceuticals - 4.6% - (continued)
   Nuvelo, Inc. *                                                1,419    $   12
   Onyx Pharmaceuticals, Inc. *                                  2,851       134
   OSI Pharmaceuticals, Inc. * +                                 3,132       257
   Pain Therapeutics, Inc. * +                                   1,501        12
   Penwest Pharmaceuticals Co. *                                 1,337        15
   Perrigo Co.                                                   4,838        99
   Pozen, Inc. * +                                               1,842        18
   Priority Healthcare Corp., Class B * +                        2,710        55
   Progenics Pharmaceuticals, Inc. *                               699        12
   Salix Pharmaceuticals Ltd. * +                                1,537        46
   Sciclone Pharmaceuticals, Inc. * +                            3,189        16
   Star Scientific, Inc. * +                                     2,014         6
   Tanox, Inc. *                                                 1,916        32
   Theragenics Corp. * +                                         2,430        10
   Trimeris, Inc. *                                              1,040        15
   Tularik, Inc. * +                                             3,845        95
   United Therapeutics Corp. * +                                 1,364        32
   USANA Health Sciences, Inc. * +                                 672        19
   VCA Antech, Inc. *                                            2,395       103
   Vicuron Pharmaceuticals, Inc. * +                             3,760        52
   Vivus, Inc. *                                                 3,107        13
   Zymogenetics, Inc. * +                                        1,013        16
--------------------------------------------------------------------------------
                                                                           3,335
--------------------------------------------------------------------------------
Pipelines - 0.1%
   Aquila, Inc. * +                                             14,689        59
   Plains Resources, Inc. * +                                    1,598        28
   Transmontaigne, Inc. *                                        1,441         8
--------------------------------------------------------------------------------
                                                                              95
--------------------------------------------------------------------------------
Real Estate - 0.2%
   American Realty Investors, Inc. * +                             200         2
   Avatar Holdings, Inc. * +                                       489        21
   Consolidated-Tomoka Land Co. +                                  504        17
   Jones Lang LaSalle, Inc. *                                    2,470        62
   Reading International, Inc., Class A * +                      1,175        10
   Tarragon Realty Investors, Inc.                                 525         7
   Trammell Crow Co. * +                                         2,463        31
   United Capital Corp. *                                          168         3
--------------------------------------------------------------------------------
                                                                             153
--------------------------------------------------------------------------------
REITS - 5.7%
   Acadia Realty Trust                                           1,217        16
   Alexander's, Inc. *                                             133        21
   Alexandria Real Estate Equities, Inc.                         1,735        95
   American Home Mortgage Investment Corp.                       2,915    $   74
   American Land Lease, Inc. +                                     420         8
   American Mortgage Acceptance Co. +                              671        10
   AMLI Residential Properties Trust                             1,403        39
   Anthracite Capital, Inc.                                      3,860        46
   Anworth Mortgage Asset Corp. +                                3,170        38
   Associated Estates Realty Corp.                               1,365        11
   Bedford Property Investors, Inc.                              1,088        32
   Boykin Lodging Co. *                                          1,491        11
   Brandywine Realty Trust                                       2,273        61
   BRT Realty Trust +                                              252         5
   Capital Automotive                                            2,116        58
   Capstead Mortgage Corp. +                                       867        12
   Colonial Properties Trust +                                   1,411        54
   Commercial Net Lease Realty +                                 3,535        60
   Cornerstone Realty Income Trust, Inc. +                       4,517        37
   Corporate Office Properties Trust                             2,364        55
   Correctional Properties Trust                                   872        25
   Criimi MAE, Inc. * +                                          1,107        12
   EastGroup Properties, Inc. +                                  1,340        43
   Entertainment Properties Trust                                1,760        63
   Equity Inns, Inc.                                             3,456        30
   Equity One, Inc. +                                            2,378        42
   Essex Property Trust, Inc.                                    1,683       110
   FelCor Lodging Trust, Inc. *                                  4,069        43
   First Industrial Realty Trust, Inc. +                         3,192       114
   Gables Residential Trust +                                    2,053        69
   Getty Realty Corp.                                            1,276        30
   Glenborough Realty Trust, Inc.                                1,389        26
   Glimcher Realty Trust +                                       2,578        58
   Health Care REIT, Inc.                                        3,965       129
   Heritage Property Investment Trust +                          1,557        42
   Highwoods Properties, Inc.                                    4,348        99
   Home Properties of New York, Inc. +                           2,973       118
   IMPAC Mortgage Holdings, Inc. +                               5,094       104
   Innkeepers USA Trust                                          2,178        20
   Investors Real Estate Trust +                                 2,936        29
   Keystone Property Trust                                       1,468        35
   Kilroy Realty Corp. +                                         1,998        68
   Koger Equity, Inc.                                            1,592        35
   Kramont Realty Trust +                                        1,727        28
   LaSalle Hotel Properties                                      1,514        37

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 57 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
REITS - 5.7% - (continued)
   Lexington Corporate Properties Trust                         2,673     $   51
   LTC Properties, Inc. +                                       1,129         19
   Manufactured Home Communities, Inc. +                        1,159         36
   Meristar Hospitality Corp. * +                               4,074         26
   MFA Mortgage Investments, Inc.                               4,862         44
   Mid-America Apartment Communities, Inc. +                    1,295         46
   Mission West Properties                                      1,251         15
   National Health Investors, Inc.                              1,834         48
   National Health Realty, Inc. +                                 483          8
   Nationwide Health Properties, Inc. +                         5,950        115
   Newcastle Investment Corp. +                                 2,014         56
   Novastar Financial, Inc. +                                   2,016         76
   OMEGA Healthcare Investors, Inc.                             1,263         12
   Parkway Properties, Inc.                                       756         30
   Pennsylvania Real Estate Investment Trust                    2,432         81
   Post Properties, Inc.                                        2,783         81
   Prentiss Properties Trust                                    2,643         87
   Price Legacy Corp.                                           1,121         21
   PS Business Parks, Inc.                                      1,001         39
   RAIT Investment Trust                                        2,227         54
   Ramco-Gershenson Properties                                    860         21
   Reckson Associates Realty Corp.                              4,012        104
   Redwood Trust, Inc.                                          1,237         62
   Saul Centers, Inc. +                                           907         27
   Senior Housing Properties Trust                              3,736         61
   Sizeler Property Investors +                                   931          9
   SL Green Realty Corp.                                        2,624        119
   Sovran Self Storage, Inc. +                                  1,040         39
   Summit Properties, Inc. +                                    1,925         45
   Sun Communities, Inc. +                                      1,096         41
   Tanger Factory Outlet Centers, Inc.                            561         22
   Taubman Centers, Inc.                                        3,658         82
   Town & Country Trust (The) +                                 1,152         28
   Transcontinental Realty Investors, Inc. *                      100          1
   U.S. Restaurant Properties, Inc. +                           1,945         31
   United Mobile Homes, Inc. +                                    420          6
   Universal Health Realty Income, Inc. +                         864         24
   Urstadt Biddle Properties, Class A +                         1,717         24
   Ventas, Inc.                                                 6,563        153
   Washington Real Estate Investment Trust +                    3,037         86
   Winston Hotels, Inc.                                         1,436         13
--------------------------------------------------------------------------------
                                                                           4,095
--------------------------------------------------------------------------------
Retail - 6.9%
   7-Eleven, Inc. *                                             1,875     $   32
   AC Moore Arts & Crafts, Inc. *                               1,080         29
   Aeropostale, Inc. *                                          2,361         62
   America's Car Mart, Inc. * +                                   387         11
   American Eagle Outfitters, Inc. * +                          4,180        121
   AnnTaylor Stores Corp. *                                     5,336        151
   Asbury Automotive Group, Inc. *                              1,012         14
   Bebe Stores, Inc. * +                                          522         10
   Big 5 Sporting Goods Corp. *                                 1,091         27
   BJ's Wholesale Club, Inc. *                                  5,506        130
   Blair Corp.                                                    541         14
   Bob Evans Farms, Inc.                                        2,804         72
   Bombay (The) Co., Inc. *                                     2,697         16
   Brookstone, Inc. *                                           1,495         29
   Brown Shoe Co., Inc.                                         1,425         59
   Buckle (The), Inc.                                             605         17
   Burlington Coat Factory Warehouse Corp.                      1,444         27
   California Pizza Kitchen, Inc. * +                           1,289         24
   Casey's General Stores, Inc.                                 3,587         59
   Cash America International, Inc.                             2,091         42
   Casual Male Retail Group, Inc. * +                           2,473         17
   Cato (The) Corp., Class A +                                  1,104         24
   CEC Entertainment, Inc. *                                    2,695         83
   Charlotte Russe Holding, Inc. *                                910         17
   Charming Shoppes, Inc. *                                     8,223         70
   Chicago Pizza & Brewery, Inc. * +                              906         12
   Children's Place * +                                         1,007         24
   Christopher & Banks Corp. +                                  2,760         52
   CKE Restaurants, Inc. * +                                    3,805         38
   Coldwater Creek, Inc. * +                                      924         25
   Cole National Corp. * +                                        988         22
   Copart, Inc. *                                               5,378        133
   Cost Plus, Inc. of California *                              1,686         55
   CSK Auto Corp. * +                                           2,612         45
   Dave & Buster's, Inc. * +                                      855         16
   DEB Shops, Inc. +                                              378          9
   Dick's Sporting Goods, Inc. * +                              2,214         64
   Dillard's, Inc., Class A                                     4,971         99
   Dress Barn, Inc. *                                           1,531         27
   Duane Reade, Inc. * +                                        1,794         30
   Electronics Boutique Holdings Corp. * +                      1,009         28

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 58 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Retail - 6.9% - (continued)
   Finish Line (The), Inc., Class A *                           1,343     $   45
   Finlay Enterprises, Inc. * +                                   501         10
   Fred's, Inc. +                                               3,088         65
   Galyan's Trading Co., Inc. * +                                 557          6
   GameStop Corp., Class A * +                                  1,662         26
   Genesco, Inc. * +                                            1,788         45
   Goody's Family Clothing, Inc.                                1,486         18
   Group 1 Automotive, Inc. *                                   1,287         41
   Guitar Center, Inc. *                                        1,078         46
   Hancock Fabrics, Inc. +                                      1,190         14
   Haverty Furniture Cos., Inc.                                 1,340         23
   Hibbett Sporting Goods, Inc. *                               1,264         33
   Hollywood Entertainment Corp. *                              4,271         57
   HOT Topic, Inc. * +                                          3,745         81
   IHOP Corp. +                                                 1,567         56
   Insight Enterprises, Inc. *                                  3,632         67
   J. Jill Group (The), Inc. * +                                1,391         28
   Jack in the Box, Inc. *                                      2,689         75
   Jo-Ann Stores, Inc. *                                        1,323         38
   Jos. A. Bank Clothiers, Inc. *                                 606         20
   Kenneth Cole Productions, Inc., Class A                        444         15
   Kirkland's, Inc. *                                             923         11
   Landry's Restaurants, Inc.                                   1,720         52
   Linens 'N Things, Inc. *                                     3,539        107
   Lithia Motors, Inc., Class A +                               1,009         24
   Lone Star Steakhouse & Saloon, Inc. +                        1,172         30
   Longs Drug Stores Corp.                                      2,363         51
   MarineMax, Inc. *                                              634         17
   Men's Wearhouse, Inc. *                                      2,624         68
   Mothers Work, Inc. *                                           300          7
   Movado Group, Inc.                                             598         18
   Movie Gallery, Inc. +                                        1,983         37
   Nu Skin Enterprises, Inc., Class A                           2,264         51
   O'Charleys, Inc. * +                                         1,585         29
   P.F. Chang's China Bistro, Inc. * +                          2,009         91
   Pacific Sunwear of California, Inc. *                        5,611        122
   Panera Bread Co., Class A * +                                2,269         79
   Pantry (The), Inc. *                                           200          4
   Papa John's International, Inc. * +                            903         26
   Party City Corp. * +                                           804         12
   Payless Shoesource, Inc. * +                                 5,467         90
   PEP Boys - Manny, Moe & Jack                                 3,933         96
   Petco Animal Supplies, Inc. *                                2,873     $   91
   Rare Hospitality International, Inc. *                       2,393         61
   Red Robin Gourmet Burgers, Inc. * +                            755         21
   Restoration Hardware, Inc. * +                               1,542         10
   Rex Stores Corp. * +                                           631          8
   Ryan's Restaurant Group, Inc. *                              3,341         56
   School Specialty, Inc. * +                                   1,272         45
   Select Comfort Corp. *                                       1,694         46
   Sharper Image Corp. * +                                        777         22
   Shoe Carnival, Inc. *                                          622          9
   ShopKo Stores, Inc. * +                                      2,236         30
   Smart & Final, Inc. * +                                      1,046         16
   Sonic Automotive, Inc.                                       2,166         48
   Sonic Corp. * +                                              4,635        103
   Sports Authority (The), Inc. * +                             1,600         55
   Stage Stores, Inc. *                                         1,190         45
   Steak n Shake (The) Co. * +                                  1,820         32
   Stein Mart, Inc. *                                           1,645         24
   Systemax, Inc. *                                               200          1
   TBC Corp. *                                                  1,357         34
   Too, Inc. * +                                                2,699         45
   Tractor Supply Co. * +                                       2,310         89
   Trans World Entertainment Corp. *                            1,156         11
   Triarc Cos., Inc., Class B +                                 2,765         30
   Tuesday Morning Corp. *                                      1,130         32
   Tweeter Home Entertainment Group, Inc. * +                   1,617         11
   Ultimate Electronics, Inc. * +                                 924          3
   United Auto Group, Inc.                                      1,250         36
   Urban Outfitters, Inc. * +                                   1,965        108
   West Marine, Inc. * +                                        1,005         26
   Wet Seal (The), Inc., Class A * +                            1,867         11
   Whitehall Jewellers, Inc. * +                                  894          7
   Wilsons Leather Experts (The), Inc. * +                      1,464          5
   World Fuel Services Corp.                                      805         35
   Zale Corp. *                                                 2,085        114
--------------------------------------------------------------------------------
                                                                           4,987
--------------------------------------------------------------------------------
Savings & Loans - 2.4%
   Anchor BanCorp Wisconsin, Inc. +                             1,528         40
   Bank Mutual Corp.                                            3,059         32
   BankAtlantic Bancorp, Inc., Class A                          3,384         54
   BankUnited Financial Corp., Class A *                        2,243         59


See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 59 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Savings & Loans - 2.4% - (continued)
   Berkshire Hills Bancorp, Inc. +                                 434    $   16
   Brookline Bancorp, Inc. +                                     4,634        67
   Camco Financial Corp. +                                         687        10
   CFS Bancorp, Inc. +                                             830        11
   Charter Financial Corp. of Georgia                              352        12
   Citizens First Bancorp, Inc.                                    691        16
   Citizens South Banking Corp. +                                  755        10
   Coastal Financial Corp. +                                       889        13
   Commercial Capital Bancorp, Inc. * +                            777        14
   Commercial Federal Corp.                                      3,236        91
   Dime Community Bancshares                                     2,444        42
   ESB Financial Corp. +                                           587         7
   EverTrust Financial Group, Inc. +                               504        10
   FFLC Bancorp, Inc. +                                            336         9
   Fidelity Bankshares, Inc. +                                   1,064        36
   First Defiance Financial Corp. +                                373         9
   First Federal Capital Corp. +                                 1,385        38
   First Financial Holdings, Inc.                                1,057        31
   First Niagara Financial Group, Inc.                           6,338        79
   First Place Financial Corp. of Ohio +                           989        16
   First Sentinel Bancorp, Inc.                                  1,798        38
   FirstFed Financial Corp. *                                    1,393        58
   Flag Financial Corp.                                            504         6
   Flagstar Bancorp, Inc.                                        2,273        49
   Flushing Financial Corp.                                      1,290        23
   FMS Financial Corp. +                                           336         6
   Harbor Florida Bancshares, Inc.                               1,653        46
   Hawthorne Financial Corp. *                                     987        35
   Heritage Financial Corp. +                                      420         8
   Horizon Financial Corp.                                         839        15
   Hudson River Bancorp, Inc. +                                  2,408        42
   Itla Capital Corp. *                                            324        13
   MAF Bancorp, Inc.                                             2,197        97
   MASSBANK Corp. +                                                334        11
   MutualFirst Financial, Inc. +                                   336         7
   NASB Financial, Inc.                                            251         9
   Northwest Bancorp, Inc.                                         894        20
   OceanFirst Financial Corp.                                      476        11
   Ocwen Financial Corp. *                                       3,159        39
   Parkvale Financial Corp. +                                      358        10
   Partners Trust Financial Group, Inc. +                          557        13
   PennFed Financial Services, Inc.                                295         9
   PFF Bancorp, Inc.                                               985    $   39
   Provident Bancorp, Inc.                                       1,353        14
   Provident Financial Holdings                                    378         9
   Provident Financial Services, Inc.                            3,744        68
   Quaker City Bancorp, Inc.                                       390        21
   Seacoast Financial Services Corp. +                           2,059        71
   Sound Federal Bancorp, Inc. +                                 1,091        14
   Sterling Financial Corp. of Washington *                      1,730        55
   TierOne Corp.                                                 1,646        34
   United Community Financial Corp. of Ohio +                    2,412        29
   Warwick Community Bancorp, Inc. +                               235         7
   Waypoint Financial Corp. +                                    2,450        67
   Westfield Financial, Inc. +                                     378         8
   Willow Grove Bancorp, Inc. +                                    952        14
   WSFS Financial Corp.                                            421        20
--------------------------------------------------------------------------------
                                                                           1,757
--------------------------------------------------------------------------------
Semiconductors - 3.6%
   Actel Corp. *                                                 1,809        36
   Alliance Semiconductor Corp. * +                              1,778        11
   Artisan Components, Inc. * +                                  1,361        34
   Asyst Technologies, Inc. *                                    3,591        37
   ATMI, Inc. * +                                                2,104        54
   Axcelis Technologies, Inc. * +                                7,853        95
   Brooks Automation, Inc. *                                     3,513        73
   Ceva, Inc. * +                                                1,259        10
   ChipPAC, Inc., Class A *                                      3,879        25
   Cirrus Logic, Inc. * +                                        5,708        42
   Cohu, Inc.                                                    1,721        33
   Conexant Systems, Inc. * +                                   32,844       155
   Credence Systems Corp. * +                                    5,021        70
   Diodes, Inc. *                                                  504        11
   DSP Group, Inc. *                                             2,198        58
   Dupont Photomasks, Inc. * +                                     976        22
   Entegris, Inc. * +                                            4,256        48
   ESS Technology, Inc. * +                                      2,490        28
   Exar Corp. *                                                  3,170        50
   Genesis Microchip, Inc. * +                                   2,500        40
   Helix Technology Corp.                                        2,112        42
   Integrated Silicon Solutions, Inc. *                          2,986        47
   IXYS Corp. * +                                                1,427        13
   Kopin Corp. * +                                               5,689        31
   Kulicke & Soffa Industries, Inc. * +                          3,972        46

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 60 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Semiconductors - 3.6% - (continued)
   Lattice Semiconductor Corp. *                                 8,167    $   64
   LTX Corp. *                                                   4,582        49
   Mattson Technology, Inc. *                                    2,321        25
   Micrel, Inc. *                                                4,515        67
   Microsemi Corp. *                                             4,636        57
   Mindspeed Technologies, Inc. *                                7,585        39
   MKS Instruments, Inc. * +                                     2,050        48
   Monolithic System Technology, Inc. * +                        1,784        12
   Mykrolis Corp. *                                              2,679        43
   Omnivision Technologies, Inc. * +                             3,752        88
   ON Semiconductor Corp. * +                                    3,232        19
   Pericom Semiconductor Corp. * +                               1,741        19
   Photronics, Inc. * +                                          2,279        40
   Pixelworks, Inc. *                                            2,783        50
   Power Integrations, Inc. * +                                  2,095        58
   Rudolph Technologies, Inc. * +                                  923        17
   Semitool, Inc. * +                                            1,345        15
   Semtech Corp. * +                                             4,667       117
   Silicon Image, Inc. *                                         5,600        67
   Siliconix, Inc. *                                               476        23
   Sipex Corp. * +                                               2,027        13
   Skyworks Solutions, Inc. * +                                 11,865       106
   Standard Microsystems Corp. *                                 1,055        26
   Supertex, Inc. *                                                718        11
   Three-Five Systems, Inc. * +                                  1,732         9
   Transmeta Corp. of Delaware * +                              10,478        23
   Triquint Semiconductor, Inc. * +                             10,599        59
   Ultratech Stepper, Inc. * +                                   1,641        25
   Varian Semiconductor Equipment Associates,
      Inc. *                                                     2,361        87
   Veeco Instruments, Inc. * +                                   1,854        48
   Virage Logic Corp. *                                          1,007         8
   Vitesse Semiconductor Corp. * +                              16,449        90
   White Electronic Designs Corp. * +                            1,682        11
   Xicor, Inc. *                                                 2,041        31
   Zoran Corp. * +                                               3,257        57
--------------------------------------------------------------------------------
                                                                           2,632
--------------------------------------------------------------------------------
Software - 4.0%
   Activision, Inc. *                                           10,625       168
   Advent Software, Inc. * +                                     2,601        49
   Allscripts Healthcare Solutions, Inc. *                       1,954        16
   Altiris, Inc. * +                                               802        22
   Ansys, Inc. *                                                 1,200    $   52
   Ascential Software Corp. *                                    4,699        75
   Aspen Technology, Inc. * +                                    2,860        18
   Atari, Inc. * +                                                 700         2
   Avid Technology, Inc. *                                       2,382       124
   Barra, Inc. +                                                 1,122        46
   Borland Software Corp. * +                                    5,722        50
   CCC Information Services Group, Inc. * +                      1,010        15
   Cerner Corp. * +                                              2,250        96
   Computer Programs & Systems, Inc. +                             498        10
   Concord Communications, Inc. * +                              1,328        15
   Concur Technologies, Inc. * +                                 1,930        21
   Concurrent Computer Corp. * +                                 5,142        10
   CSG Systems International, Inc. *                             4,180        80
   Datastream Systems, Inc. * +                                  1,463         9
   Dendrite International, Inc. *                                2,378        40
   Eclipsys Corp. *                                              2,773        39
   eFunds Corp. *                                                3,759        60
   Embarcadero Technologies, Inc. *                              1,154        13
   Epicor Software Corp. * +                                     3,005        40
   EPIQ Systems, Inc. * +                                        1,010        15
   FalconStor Software, Inc. * +                                 2,815        20
   Filenet Corp. *                                               2,719        74
   Group 1 Software, Inc. * +                                      655        15
   Hyperion Solutions Corp. * +                                  2,987       118
   IDX Systems Corp. *                                           1,439        42
   IMPAC Medical Systems, Inc. *                                   504         6
   Informatica Corp. *                                           5,182        40
   infoUSA, Inc. *                                               2,378        21
   Intelidata Technologies Corp. *                               4,028         3
   Intellisync Corp. * +                                         3,292         8
   Inter-Tel, Inc. +                                             1,469        36
   Intercept, Inc. * +                                           1,434        21
   JDA Software Group, Inc. * +                                  2,319        29
   Keane, Inc. * +                                               4,149        60
   Lawson Software, Inc. * +                                     3,475        25
   Mantech International Corp., Class A * +                      1,057        20
   Manugistics Group, Inc. * +                                   5,812        26
   MAPICS, Inc. * +                                              1,443        14
   Micromuse, Inc. *                                             4,416        26
   MicroStrategy, Inc., Class A *                                  939        45
   Midway Games, Inc. * +                                        2,621        28

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 61 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Software - 4.0% - (continued)
   Mobius Management Systems, Inc. * +                             587    $    4
   MRO Software, Inc. * +                                        1,619        23
   MSC.Software Corp. * +                                        1,957        18
   NDCHealth Corp. +                                             2,767        62
   NetIQ Corp. * +                                               4,473        59
   Omnicell, Inc. *                                              1,176        16
   OPNET Technologies, Inc. *                                      842        12
   Packeteer, Inc. *                                             1,884        27
   PalmSource, Inc. * +                                            952        19
   Parametric Technology Corp. *                                17,260        84
   PDF Solutions, Inc. *                                         1,229        11
   Pegasystems, Inc. * +                                           755         6
   Per-Se Technologies, Inc. *                                   2,230        29
   Pinnacle Systems, Inc. * +                                    4,763        35
   Progress Software Corp. *                                     2,150        40
   QAD, Inc. *                                                     875         9
   Quality Systems, Inc. *                                         220        10
   Quest Software, Inc. * +                                      3,138        42
   Renaissance Learning, Inc. +                                    618        13
   Retek, Inc. *                                                 4,379        29
   Roxio, Inc. * +                                               2,295        10
   ScanSoft, Inc. * +                                            6,094        32
   Schawk, Inc.                                                    696         9
   Seachange International, Inc. * +                             1,952        29
   Serena Software, Inc. * +                                     1,811        39
   SoftBrands, Inc. *                                            2,808         3
   SPSS, Inc. *                                                    972        16
   SS&C Technologies, Inc.                                         919        21
   Sybase, Inc. *                                                6,917       120
   Take-Two Interactive Software, Inc. * +                       3,255        97
   THQ, Inc. * +                                                 3,050        64
   TradeStation Group, Inc. * +                                  1,427        10
   Transaction Systems Architects, Inc., Class A *               2,854        54
   Ulticom, Inc. * +                                               910         9
   Vastera, Inc. *                                               2,173         8
   Verint Systems, Inc. * +                                        496        15
   VitalWorks, Inc. * +                                          3,068        11
   Wind River Systems, Inc. *                                    5,648        58
--------------------------------------------------------------------------------
                                                                           2,915
--------------------------------------------------------------------------------
Storage/Warehousing - 0.0%
   Mobile Mini, Inc. * +                                         1,109        24
--------------------------------------------------------------------------------
Telecommunications - 3.8%
   Adaptec, Inc. *                                               8,611    $   70
   Aeroflex, Inc. *                                              4,828        62
   Aether Systems, Inc. * +                                      2,961        10
   Anaren, Inc. * +                                              1,597        25
   Andrew Corp. *                                               11,766       231
   Anixter International, Inc. *                                 2,491        76
   Applied Signal Technology, Inc.                                 755        24
   Arris Group, Inc. * +                                         4,918        31
   Aspect Communications Corp. *                                 2,497        32
   Audiovox Corp., Class A *                                     1,337        19
   Avanex Corp. * +                                              5,651        17
   Black Box Corp.                                               1,303        59
   Boston Communications Group * +                               1,245        13
   C-COR.net Corp. *                                             2,873        26
   Cable Design Technologies Corp. * +                           3,229        27
   Cincinnati Bell, Inc. *                                      15,259        63
   Commonwealth Telephone Enterprises, Inc. * +                  1,681        71
   CommScope, Inc. * +                                           4,140        71
   Computer Network Technology Corp. * +                         2,205        13
   Comtech Telecommunications *                                  1,065        19
   Corvis Corp. * +                                             28,359        43
   CT Communications, Inc.                                       1,427        20
   D&E Communications, Inc. +                                    1,091        14
   Ditech Communications Corp. * +                               2,401        49
   Dobson Communications Corp., Class A * +                      2,494         8
   EMS Technologies, Inc. * +                                      802        17
   Enterasys Networks, Inc. *                                   16,338        32
   Extreme Networks * +                                          7,755        41
   Finisar Corp. * +                                            12,443        25
   General Communication, Inc., Class A * +                      3,519        28
   Golden Telecom, Inc. +                                        1,109        29
   Harmonic, Inc. *                                              5,705        36
   Hickory Tech Corp. +                                          1,091        12
   Hypercom Corp. *                                              2,117        14
   Inet Technologies, Inc. *                                     1,054         9
   Infonet Services Corp., Class B *                             5,634        10
   Intrado, Inc. * +                                             1,168        19
   Ixia *                                                        1,859        17
   KVH Industries, Inc. * +                                        807        11
   Lightbridge, Inc. * +                                         2,266        12
   Mastec, Inc. * +                                              1,619         7
   McLeodUSA, Inc. Class A * +                                   5,035         3

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 62 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                NUMBER    VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 3.8% - (continued)
   Metro One Telecommunications, Inc. * +                        1,531    $    3
   MRV Communications, Inc. * +                                  8,971        24
   Network Equipment Technologies, Inc. *                        1,846        14
   Newport Corp. * +                                             3,157        46
   NII Holdings, Inc., Class B * +                               3,125       113
   North Pittsburgh Systems, Inc. +                              1,229        24
   Oplink Communications, Inc. *                                 8,401        17
   Plantronics, Inc. *                                           3,209       128
   Powerwave Technologies, Inc. * +                              5,225        42
   Price Communications Corp. *                                  3,427        50
   Primus Telecommunications Group, Inc. * +                     5,328        32
   Proxim Corp., Class A *                                      10,072        13
   PTEK Holdings, Inc. * +                                       3,679        39
   Remec, Inc. * +                                               4,594        30
   RF Micro Devices, Inc. * +                                   13,682       109
   SafeNet, Inc. *                                               1,560        36
   SBA Communications Corp. *                                    3,815        15
   Shenandoah Telecom Co. +                                        548        13
   Sonus Networks, Inc. * +                                     17,742        97
   Spectralink Corp. +                                           1,309        20
   Stratex Networks, Inc. * +                                    6,874        20
   SureWest Communications +                                     1,208        39
   Sycamore Networks, Inc. * +                                  13,272        58
   SymmetriCom, Inc. * +                                         3,105        25
   Talk America Holdings, Inc. * +                               2,086        20
   Tekelec *                                                     4,077        68
   Terayon Communication Systems, Inc. * +                       5,383        15
   Time Warner Telecom, Inc., Class A * +                        3,136        13
   Tollgrade Communications, Inc. *                              1,145        13
   Triton PCS Holdings, Inc., Class A *                          1,801         8
   Viasat, Inc. * +                                              1,691        39
   Warwick Valley Telephone Co. +                                  504        11
   Westell Technologies, Inc., Class A * +                       3,692        20
   Western Wireless Corp., Class A *                             5,147       141
   Zhone Technologies, Inc. * +                                  2,695         9
--------------------------------------------------------------------------------
                                                                           2,779
--------------------------------------------------------------------------------
Textiles - 0.1%
   Angelica Corp. +                                                696        15
   G & K Services, Inc., Class A                                 1,388        55
   Unifirst Corp. of Massachusetts                                 774        20
--------------------------------------------------------------------------------
                                                                              90
--------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.2%
   Action Performance Cos., Inc. +                               1,193    $   18
   Boyd's Collection Ltd. * +                                    1,529         4
   Department 56, Inc. * +                                       1,045        17
   Jakks Pacific, Inc. * +                                       1,907        34
   RC2 Corp. * +                                                 1,100        31
   Topps (The) Co. +                                             2,565        22
--------------------------------------------------------------------------------
                                                                             126
--------------------------------------------------------------------------------
Transportation - 1.5%
   Alexander & Baldwin, Inc.                                     3,314       106
   Arkansas Best Corp.                                           1,769        53
   Covenant Transport, Inc., Class A *                             564         9
   EGL, Inc. * +                                                 2,482        57
   Florida East Coast Industries, Inc., Class A +                1,242        45
   Forward Air Corp. *                                             824        25
   Genesee & Wyoming, Inc., Class A * +                          1,436        33
   Gulfmark Offshore, Inc. * +                                   1,140        15
   Heartland Express, Inc. +                                     2,419        59
   Kansas City Southern Industries, Inc. * +                     4,892        64
   Kirby Corp. *                                                 1,443        51
   Knight Transportation, Inc. *                                 1,941        47
   Landstar System, Inc. *                                       2,210       108
   Maritrans, Inc. +                                               587         9
   Offshore Logistics, Inc. *                                    1,442        33
   Old Dominion Freight Line, Inc. * +                           1,385        38
   Overseas Shipholding Group                                    1,312        50
   Pacer International, Inc. *                                   1,746        33
   PAM Transportation Services, Inc. *                             504         9
   Petroleum Helicopters * +                                       277         5
   RailAmerica, Inc. *                                           2,363        30
   SCS Transportation, Inc. *                                    1,073        24
   Seabulk International, Inc. *                                 1,023         9
   U.S. Xpress Enterprises, Inc., Class A * +                      444         6
   USF Corp.                                                     2,098        60
   Yellow Roadway Corp. *                                        3,185       114
--------------------------------------------------------------------------------
                                                                           1,092
--------------------------------------------------------------------------------
Trucking & Leasing - 0.1%
   GATX Corp.                                                    3,341        81
   Greenbrier Cos., Inc. * +                                       420         7
--------------------------------------------------------------------------------
                                                                              88
--------------------------------------------------------------------------------
Water - 0.2%
   American States Water Co. +                                   1,243        29
   California Water Service Group +                              1,295        37

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 63 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SMALL COMPANY INDEX PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2% - CONTINUED
--------------------------------------------------------------------------------
Water - 0.2% - (continued)
   Connecticut Water Service, Inc. +                               674    $   17
   Middlesex Water Co. +                                           898        18
   Pico Holdings, Inc. *                                           566        10
   SJW Corp. +                                                     429        14
   Southwest Water Co. +                                         1,200        14
--------------------------------------------------------------------------------
                                                                             139
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $50,919)                                                            71,598

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CONVERTIBLE BOND - 0.0%
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.0%
   Timco Aviation Services, Inc.,
      8.00%, 1/2/07                                               $1         --
--------------------------------------------------------------------------------
Total Convertible Bond
--------------------------------------------------------------------------------
(Cost $ -)                                                                   --

--------------------------------------------------------------------------------
CORPORATE BOND - 0.0%
--------------------------------------------------------------------------------
Home Builders - 0.0%
   Brookfield Homes Corp., +
      12.00%, 6/30/20                                             5           5
--------------------------------------------------------------------------------
Total Corporate Bond
--------------------------------------------------------------------------------
(Cost $ -)                                                                    5

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 42.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Asset Portfolio /(1)/                           30,636,708   30,637
   Gladstone Capital Corp. +                                        723       15
--------------------------------------------------------------------------------
Total Investment Companies
--------------------------------------------------------------------------------
(Cost $30,650)                                                            30,652

--------------------------------------------------------------------------------
OTHER - 0.0%
--------------------------------------------------------------------------------
   Escrow DLB Oil & Gas *                                          400       --
   Escrow MascoTech, Inc. *                                     10,600       --
   Escrow Position PetroCorp. *                                    420       --
--------------------------------------------------------------------------------
Total Other
--------------------------------------------------------------------------------
(Cost $ -)                                                                   --

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
RIGHTS - 0.0%
--------------------------------------------------------------------------------
   CSF Holdings, Inc. *                                         2,000       $--
   WilTel Communications Group, Inc. * +                        2,182        --
--------------------------------------------------------------------------------
Total Rights
--------------------------------------------------------------------------------
(Cost $ -)                                                                   --

--------------------------------------------------------------------------------
WARRANTS - 0.0%
--------------------------------------------------------------------------------
   Aura Systems, Inc., Exp. 5/31/05 *                             513        --
   Optical Cable Corp., Exp. 10/24/07 *                           233        --
   Orbital Sciences Corp., Exp. 8/31/04 *                         813         6
   Redback Networks, Inc., Exp. 1/2/11 *                          182         1
   Redback Networks, Inc., Exp. 1/2/11 *                          191         1
--------------------------------------------------------------------------------
Total Warrants
--------------------------------------------------------------------------------
(Cost $ -)                                                                    8

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.6%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                               $302      302
   U.S. Treasury Bill,/(2)/
      0.96%, 7/22/04                                               150      150
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $452)                                                                 452

--------------------------------------------------------------------------------
Total Investments - 142.3%
--------------------------------------------------------------------------------
(Cost $82,021)                                                          102,715
   Liabilities less Other Assets - (42.3)%                              (30,547)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 72,168

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At May 31, 2004, the Small Company Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
    TYPE                 CONTRACTS    (000S)    POSITION      EXP.      (000S)
--------------------------------------------------------------------------------

Russell 2000                 2         $568       Long       6/04         $5
================================================================================

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 64 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               -----------------
                                                               EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 100.7%
--------------------------------------------------------------------------------
Advertising - 1.0%
   Getty Images, Inc. *                                          4,600    $  259
--------------------------------------------------------------------------------
Agriculture - 1.2%
   Bunge Ltd.                                                    8,000       297
--------------------------------------------------------------------------------
Biotechnology - 0.9%
   Serologicals Corp. * +                                       13,100       224
--------------------------------------------------------------------------------
Commercial Services - 6.8%
   Career Education Corp. *                                      4,100       279
   ChoicePoint, Inc. *                                           8,300       359
   Education Management Corp. *                                 12,800       442
   Paychex, Inc.                                                 8,000       300
   Robert Half International, Inc.                              13,000       364
--------------------------------------------------------------------------------
                                                                           1,744
--------------------------------------------------------------------------------
Computers - 1.9%
   Network Appliance, Inc. *                                    12,300       243
   Sandisk Corp. * +                                            10,500       259
--------------------------------------------------------------------------------
                                                                             502
--------------------------------------------------------------------------------
Data Processing - 3.3%
   Fiserv, Inc. *                                                7,900       299
   Global Payments, Inc.                                         6,400       299
   Sungard Data Systems, Inc. *                                  9,400       260
--------------------------------------------------------------------------------
                                                                             858
--------------------------------------------------------------------------------
Diversified Financial Services - 4.2%
   Ameritrade Holding Corp. *                                   22,500       267
   Legg Mason, Inc. +                                            3,200       281
   Price (T. Rowe) Group, Inc.                                   5,400       260
   SEI Investments Co. +                                         9,400       277
--------------------------------------------------------------------------------
                                                                           1,085
--------------------------------------------------------------------------------
Electronics - 2.0%
   Symbol Technologies, Inc.                                    17,000       250
   Waters Corp. *                                                5,500       254
--------------------------------------------------------------------------------
                                                                             504
--------------------------------------------------------------------------------
Entertainment - 4.0%
   GTECH Holdings Corp.                                          4,900       276
   International Game Technology                                10,900       428
   Station Casinos, Inc.                                         6,900       319
--------------------------------------------------------------------------------
                                                                           1,023
--------------------------------------------------------------------------------
Environmental Control - 1.1%
   Stericycle, Inc. *                                            6,300       290
--------------------------------------------------------------------------------
Healthcare - Products - 6.5%
   Advanced Neuromodulation Systems, Inc. *                      6,100    $  199
   Dade Behring Holdings, Inc. * +                               6,300       281
   Gen-Probe, Inc. *                                             8,100       340
   St. Jude Medical, Inc. *                                      4,700       358
   Zimmer Holdings, Inc. *                                       5,900       504
--------------------------------------------------------------------------------
                                                                           1,682
--------------------------------------------------------------------------------
Healthcare - Services - 1.3%
   Anthem, Inc. * +                                              3,700       328
--------------------------------------------------------------------------------
Home Builders - 1.4%
   Lennar Corp., Class A                                         7,800       358
--------------------------------------------------------------------------------
Household Products/Wares - 1.0%
   Scotts (The) Co., Class A *                                   3,900       253
--------------------------------------------------------------------------------
Internet - 0.9%
   Symantec Corp. *                                              5,200       238
--------------------------------------------------------------------------------
Leisure Time - 1.4%
   Royal Caribbean Cruises Ltd. +                                9,000       352
--------------------------------------------------------------------------------
Lodging - 1.0%
   Starwood Hotels & Resorts Worldwide, Inc.                     6,100       257
--------------------------------------------------------------------------------
Machinery - Diversified - 5.5%
   Danaher Corp.                                                 9,200       433
   Dover Corp.                                                   7,400       288
   Rockwell Automation, Inc.                                    12,700       430
   Zebra Technologies Corp., Class A *                           3,200       259
--------------------------------------------------------------------------------
                                                                           1,410
--------------------------------------------------------------------------------
Media - 3.3%
   Radio One, Inc., Class A *                                   13,924       241
   Scripps (E.W.) Co., Class A                                   2,400       255
   Univision Communications, Inc., Class A * +                  10,600       345
--------------------------------------------------------------------------------
                                                                             841
--------------------------------------------------------------------------------
Mining - 1.9%
   Alcan, Inc.                                                   5,900       236
   Phelps Dodge Corp.                                            3,700       251
--------------------------------------------------------------------------------
                                                                             487
--------------------------------------------------------------------------------
Oil & Gas - 3.0%
   Devon Energy Corp.                                            6,100       362
   XTO Energy, Inc.                                             16,500       417
--------------------------------------------------------------------------------
                                                                             779
--------------------------------------------------------------------------------
Oil & Gas Services - 1.6%
   BJ Services Co. *                                             9,900       415
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 65 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO (continued)

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 100.7% - CONTINUED
--------------------------------------------------------------------------------
Pharmaceuticals - 11.1%
   Accredo Health, Inc. *                                        7,400    $  269
   Allergan, Inc.                                                3,700       329
   Barr Pharmaceuticals, Inc. *                                  6,800       297
   Caremark Rx, Inc. *                                           7,700       240
   Endo Pharmaceuticals Holdings, Inc. *                         8,100       183
   Forest Laboratories, Inc. *                                   4,000       254
   Gilead Sciences, Inc. *                                       4,900       321
   MGI Pharma, Inc. * +                                          3,500       225
   Mylan Laboratories, Inc.                                     11,600       259
   Neurocrine Biosciences, Inc. * +                              5,400       309
   Vicuron Pharmaceuticals, Inc. * +                            11,400       158
--------------------------------------------------------------------------------
                                                                           2,844
--------------------------------------------------------------------------------
Restaurant - 1.4%
   Applebee's International, Inc.                                8,500       322
   Sonic Corp. *                                                 1,505        34
--------------------------------------------------------------------------------
                                                                             356
--------------------------------------------------------------------------------
Retail - 7.0%
   Coach, Inc. *                                                 9,000       392
   Dick's Sporting Goods, Inc. * +                              14,100       405
   Finish Line (The), Inc., Class A *                            9,500       316
   Tiffany & Co.                                                 8,300       294
   Tractor Supply Co. *                                         10,200       393
--------------------------------------------------------------------------------
                                                                           1,800
--------------------------------------------------------------------------------
Semiconductors - 10.6%
   Cymer, Inc. * +                                               9,000       331
   Entegris, Inc. * +                                           28,400       322
   Integrated Circuit Systems, Inc. * +                         13,800       379
   Intersil Corp., Class A                                      12,400       263
   Kla-Tencor Corp. *                                            5,200       251
   Marvell Technology Group Ltd. * +                             7,000       333
   Novellus Systems, Inc. *                                     10,200       340
   Omnivision Technologies, Inc. * +                             9,900       232
   QLogic Corp. * +                                              8,600       264
--------------------------------------------------------------------------------
                                                                           2,715
--------------------------------------------------------------------------------
Software - 9.5%
   Activision, Inc. *                                           17,600       278
   BEA Systems, Inc. *                                          35,600       307
   Certegy, Inc.                                                 6,700       253
   Cognos, Inc. * +                                              7,700       259
   Hyperion Solutions Corp. *                                    8,000       317
   Manhattan Associates, Inc. * +                               14,200       405
   Mercury Interactive Corp. *                                   5,600       269
   Siebel Systems, Inc. *                                       32,100    $  347
--------------------------------------------------------------------------------
                                                                           2,435
--------------------------------------------------------------------------------
Telecommunications - 3.7%
   Adtran, Inc.                                                 10,700       306
   Andrew Corp. *                                               17,000       334
   Juniper Networks, Inc. *                                     14,800       309
--------------------------------------------------------------------------------
                                                                             949
--------------------------------------------------------------------------------
Transportation - 2.2%
   Expeditors International Washington, Inc.                     6,900       313
   UTI Worldwide, Inc.                                           5,600       258
--------------------------------------------------------------------------------
                                                                             571
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $23,675)                                                            25,856

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 17.9%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                            4,591,713    4,592
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $4,592)                                                              4,592

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 0.3%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                              $87         87
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $87)                                                                   87

--------------------------------------------------------------------------------
Total Investments - 118.9%
--------------------------------------------------------------------------------
(Cost $28,354)                                                           30,535
   Liabilities less Other Assets - (18.9)%                               (4,851)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $ 25,684

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 66 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               -----------------
                                                               EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
FOCUSED GROWTH PORTFOLIO

                                                               NUMBER    VALUE
                                                             OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5% - CONTINUED
--------------------------------------------------------------------------------
Advertising - 0.7%
   Getty Images, Inc. *                                        11,600    $   653
   Lamar Advertising Co., Class A *                            20,900        854
--------------------------------------------------------------------------------
                                                                           1,507
--------------------------------------------------------------------------------
Apparel - 1.8%
   Coach, Inc. *                                               32,000      1,396
   NIKE, Inc., Class B                                         36,100      2,568
--------------------------------------------------------------------------------
                                                                           3,964
--------------------------------------------------------------------------------
Beverages - 2.1%
   Coca-Cola (The) Co.                                         20,600      1,058
   PepsiCo, Inc.                                               65,300      3,485
--------------------------------------------------------------------------------
                                                                           4,543
--------------------------------------------------------------------------------
Biotechnology - 1.1%
   Amgen, Inc. *                                               15,500        848
   Genentech, Inc. *                                           23,700      1,417
--------------------------------------------------------------------------------
                                                                           2,265
--------------------------------------------------------------------------------
Commercial Services - 1.6%
   Apollo Group, Inc., Class A *                               27,700      2,598
   Paychex, Inc.                                               21,000        788
--------------------------------------------------------------------------------
                                                                           3,386
--------------------------------------------------------------------------------
Computers - 3.9%
   Apple Computer, Inc. *                                      56,200      1,577
   Dell, Inc. *                                                50,700      1,784
   EMC Corp. of Massachusetts *                               145,300      1,633
   NCR Corp. *                                                 22,600      1,090
   Research In Motion Ltd. * +                                 11,100      1,332
   Zebra Technologies Corp., Class A *                         12,400      1,003
--------------------------------------------------------------------------------
                                                                           8,419
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 8.5%
   Avon Products, Inc.                                         41,100      3,644
   Estee Lauder Cos. (The), Inc., Class A                      17,200        788
   Gillette (The) Co.                                          90,600      3,904
   Kimberly-Clark Corp.                                        32,100      2,115
   Procter & Gamble Co.                                        73,000      7,871
--------------------------------------------------------------------------------
                                                                          18,322
--------------------------------------------------------------------------------
Distribution/Wholesale - 1.0%
   CDW Corp.                                                   15,500      1,089
   Fastenal Co.                                                20,800      1,077
--------------------------------------------------------------------------------
                                                                           2,166
--------------------------------------------------------------------------------
Diversified Financial Services - 3.0%
   American Express Co.                                        71,500      3,625
   Capital One Financial Corp. +                               13,000        911
   Goldman Sachs Group, Inc.                                   21,000    $ 1,972
--------------------------------------------------------------------------------
                                                                           6,508
--------------------------------------------------------------------------------
Entertainment - 0.9%
   International Game Technology                               48,000      1,886
--------------------------------------------------------------------------------
Environmental Control - 0.6%
   Waste Management, Inc.                                      47,000      1,352
--------------------------------------------------------------------------------
Food - 2.3%
   Hershey Foods Corp.                                         14,900      1,322
   Sysco Corp.                                                 75,100      2,816
   Whole Foods Market, Inc. +                                  10,900        938
--------------------------------------------------------------------------------
                                                                           5,076
--------------------------------------------------------------------------------
Healthcare - Products - 13.0%
   Alcon, Inc.                                                 46,400      3,641
   Boston Scientific Corp. *                                   65,200      2,888
   Johnson & Johnson                                          134,000      7,465
   Medtronic, Inc.                                             29,000      1,389
   St. Jude Medical, Inc. *                                    52,000      3,966
   Stryker Corp. +                                             97,000      4,932
   Zimmer Holdings, Inc. *                                     46,600      3,977
--------------------------------------------------------------------------------
                                                                          28,258
--------------------------------------------------------------------------------
Healthcare - Services - 0.7%
   Anthem, Inc. * +                                            17,100      1,514
--------------------------------------------------------------------------------
Household Products/Wares - 0.8%
   Clorox Co.                                                  33,200      1,738
--------------------------------------------------------------------------------
Insurance - 3.4%
   American International Group, Inc.                          68,000      4,984
   Hartford Financial Services Group, Inc.                     35,300      2,334
--------------------------------------------------------------------------------
                                                                           7,318
--------------------------------------------------------------------------------
Internet - 4.5%
   Check Point Software Technologies Ltd. * +                  44,700      1,063
   eBay, Inc. *                                                43,400      3,854
   Symantec Corp. * +                                          32,600      1,493
   Yahoo!, Inc. * +                                           111,000      3,403
--------------------------------------------------------------------------------
                                                                           9,813
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.5%
   Caterpillar, Inc.                                           13,800      1,040
--------------------------------------------------------------------------------
Machinery - Diversified - 1.4%
   Deere & Co.                                                 46,900      3,081
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 67 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
FOCUSED GROWTH PORTFOLIO (CONTINUED)

                                                               NUMBER    VALUE
                                                             OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5% - CONTINUED
--------------------------------------------------------------------------------
Media - 1.8%
   Disney (Walt) Co.                                            25,200   $   591
   McGraw-Hill Cos. (The), Inc.                                 20,400     1,590
   Scripps (E.W.) Co., Class A                                  15,100     1,606
--------------------------------------------------------------------------------
                                                                           3,787
--------------------------------------------------------------------------------
Mining - 0.6%
   Newmont Mining Corp. +                                       34,000     1,350
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 7.4%
   3M Co.                                                       26,100     2,207
   Danaher Corp.                                                37,000     1,740
   Dover Corp.                                                  27,500     1,072
   General Electric Co.                                        303,000     9,429
   ITT Industries, Inc.                                         18,600     1,498
--------------------------------------------------------------------------------
                                                                          15,946
--------------------------------------------------------------------------------
Oil & Gas - 1.9%
   Anadarko Petroleum Corp.                                     42,000     2,290
   Noble Energy, Inc.                                            7,700       349
   Occidental Petroleum Corp.                                   33,300     1,472
--------------------------------------------------------------------------------
                                                                           4,111
--------------------------------------------------------------------------------
Oil & Gas Services - 0.7%
   Baker Hughes, Inc.                                           27,900       950
   Smith International, Inc. * +                                13,100       654
--------------------------------------------------------------------------------
                                                                           1,604
--------------------------------------------------------------------------------
Pharmaceuticals - 6.9%
   Allergan, Inc.                                               13,700     1,218
   Forest Laboratories, Inc. *                                  15,600       989
   Lilly (Eli) & Co.                                            17,300     1,274
   Pfizer, Inc.                                                282,700     9,991
   Teva Pharmaceutical Industries Ltd. ADR +                    22,800     1,509
--------------------------------------------------------------------------------
                                                                          14,981
--------------------------------------------------------------------------------
Retail - 9.1%
   Gap (The), Inc. +                                           155,000     3,743
   Home Depot (The), Inc.                                      102,000     3,664
   Lowe's Cos., Inc.                                            18,100       969
   Starbucks Corp. * +                                          92,100     3,743
   TJX Cos., Inc.                                               65,300     1,627
   Wal-Mart Stores, Inc.                                       107,100     5,969
--------------------------------------------------------------------------------
                                                                          19,715
--------------------------------------------------------------------------------
Semiconductors - 6.7%
   Analog Devices, Inc.                                         42,600     2,094
   Broadcom Corp., Class A * +                                  50,300     2,123
   Intel Corp.                                                 196,000     5,596
   National Semiconductor Corp. * +                             48,000   $ 1,040
   Texas Instruments, Inc.                                     143,900     3,757
--------------------------------------------------------------------------------
                                                                          14,610
--------------------------------------------------------------------------------
Software - 5.2%
   Electronic Arts, Inc. *                                      51,100     2,597
   First Data Corp.                                             54,000     2,338
   Microsoft Corp.                                             150,000     3,953
   Oracle Corp. *                                               92,000     1,041
   Red Hat, Inc. * +                                            48,700     1,331
--------------------------------------------------------------------------------
                                                                          11,260
--------------------------------------------------------------------------------
Telecommunications - 7.4%
   Andrew Corp. *                                               50,800       998
   Cisco Systems, Inc. *                                       200,000     4,430
   Juniper Networks, Inc. *                                     73,700     1,541
   Motorola, Inc.                                              149,500     2,956
   Nextel Partners, Inc., Class A *                             66,700     1,088
   QUALCOMM, Inc.                                               76,200     5,111
--------------------------------------------------------------------------------
                                                                          16,124
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $195,390)                                                          215,644

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 2.7%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                           5,903,743     5,904
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $5,904)                                                              5,904

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 68 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PRINCIPAL
                                                             AMOUNT     VALUE
                                                             (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 5.0%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                         $10,794    $ 10,794
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $10,794)                                                           10,794

--------------------------------------------------------------------------------
Total Investments - 107.2%
--------------------------------------------------------------------------------
(Cost $212,088)                                                         232,342
   Liabilities less Other Assets - (7.2)%                               (15,625)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $216,717

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 69 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
DIVERSIFIED GROWTH PORTFOLIO

                                                                NUMBER     VALUE
                                                              OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.4%
--------------------------------------------------------------------------------
Aerospace/Defense - 2.4%
   Boeing (The) Co.                                              4,925    $  225
   United Technologies Corp.                                    11,450       969
--------------------------------------------------------------------------------
                                                                           1,194
--------------------------------------------------------------------------------
Auto Parts & Equipment - 1.0%
   Johnson Controls, Inc.                                        9,775       527
--------------------------------------------------------------------------------
Beverages - 1.7%
   PepsiCo, Inc.                                                16,125       861
--------------------------------------------------------------------------------
Biotechnology - 2.4%
   Amgen, Inc. *                                                21,550     1,179
--------------------------------------------------------------------------------
Chemicals - 2.5%
   du Pont (E.I.) de Nemours & Co.                              11,875       513
   Praxair, Inc.                                                19,800       732
--------------------------------------------------------------------------------
                                                                           1,245
--------------------------------------------------------------------------------
Computers - 5.0%
   Dell, Inc. *                                                 34,700     1,221
   International Business Machines Corp.                         2,750       244
   Network Appliance, Inc. *                                    27,425       543
   Sandisk Corp. * +                                            19,850       489
--------------------------------------------------------------------------------
                                                                           2,497
--------------------------------------------------------------------------------
Diversified Financial Services - 12.5%
   American Express Co.                                         16,000       811
   Capital One Financial Corp. +                                 7,900       553
   Citigroup, Inc.                                              33,025     1,533
   Goldman Sachs Group, Inc.                                     7,750       728
   Lehman Brothers Holdings, Inc.                                6,300       477
   MBNA Corp.                                                   24,800       630
   Merrill Lynch & Co., Inc.                                    11,425       649
   Morgan (J.P.) Chase & Co.                                    23,725       874
--------------------------------------------------------------------------------
                                                                           6,255
--------------------------------------------------------------------------------
Electronics - 2.3%
   Cymer, Inc. * +                                              11,900       438
   Fisher Scientific International, Inc. * +                    12,850       738
--------------------------------------------------------------------------------
                                                                           1,176
--------------------------------------------------------------------------------
Engineering & Construction - 1.3%
   Jacobs Engineering Group, Inc. *                             14,789       660
--------------------------------------------------------------------------------
Entertainment - 1.1%
   International Game Technology                                13,625       535
--------------------------------------------------------------------------------
Healthcare - Products - 3.2%
   Alcon, Inc.                                                   4,350       341
   Guidant Corp.                                                13,475       732
   Medtronic, Inc.                                              10,825    $  519
--------------------------------------------------------------------------------
                                                                           1,592
--------------------------------------------------------------------------------
Healthcare - Services - 1.6%
   Anthem, Inc. * +                                              9,000       797
--------------------------------------------------------------------------------
Household Products/Wares - 2.7%
   Clorox Co.                                                   16,350       856
   Fortune Brands, Inc.                                          6,725       506
--------------------------------------------------------------------------------
                                                                           1,362
--------------------------------------------------------------------------------
Insurance - 4.5%
   American International Group, Inc.                           17,225     1,263
   Everest Re Group Ltd.                                         7,025       575
   Hartford Financial Services Group, Inc.                       5,975       395
--------------------------------------------------------------------------------
                                                                           2,233
--------------------------------------------------------------------------------
Lodging - 0.8%
   Station Casinos, Inc.                                         9,000       416
--------------------------------------------------------------------------------
Machinery - Diversified - 1.1%
   Rockwell Automation, Inc.                                    16,050       543
--------------------------------------------------------------------------------
Media - 1.3%
   Tribune Co.                                                  13,875       670
--------------------------------------------------------------------------------
Mining - 1.0%
   Newmont Mining Corp. +                                       12,050       479
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 7.9%
   3M Co.                                                        5,875       497
   Danaher Corp.                                                21,200       997
   Dover Corp.                                                  16,975       661
   Eaton Corp.                                                   8,700       508
   General Electric Co.                                         41,650     1,296
--------------------------------------------------------------------------------
                                                                           3,959
--------------------------------------------------------------------------------
Oil & Gas - 6.7%
   Apache Corp.                                                 16,450       664
   BP PLC ADR                                                   10,375       550
   EnCana Corp.                                                  8,975       353
   Exxon Mobil Corp.                                            25,025     1,082
   Nabors Industries Ltd. *                                      8,700       360
   Patterson-UTI Energy, Inc.                                   10,875       334
--------------------------------------------------------------------------------
                                                                           3,343
--------------------------------------------------------------------------------
Oil & Gas Services - 1.6%
   BJ Services Co. *                                             9,250       388
   Smith International, Inc. *                                   8,100       404
--------------------------------------------------------------------------------
                                                                             792
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 70 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES   (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 96.4% - CONTINUED
--------------------------------------------------------------------------------
Pharmaceuticals - 4.2%
   Pfizer, Inc.                                                 42,725   $ 1,510
   Teva Pharmaceutical Industries Ltd. ADR +                     8,925       590
--------------------------------------------------------------------------------
                                                                           2,100
--------------------------------------------------------------------------------
Retail - 7.8%
   Best Buy Co., Inc.                                            7,275       384
   Dick's Sporting Goods, Inc. *                                 6,300       181
   Home Depot (The), Inc.                                        9,875       355
   Lowe's Cos., Inc.                                             6,550       351
   Staples, Inc.                                                33,575       926
   Target Corp.                                                 13,025       582
   Wal-Mart Stores, Inc.                                        11,825       659
   Walgreen Co.                                                 12,700       444
--------------------------------------------------------------------------------
                                                                           3,882
--------------------------------------------------------------------------------
Semiconductors - 6.1%
   Applied Materials, Inc. *                                    24,000       479
   Intel Corp.                                                  38,775     1,107
   Intersil Corp., Class A                                      22,150       471
   Kla-Tencor Corp. *                                           20,525       989
--------------------------------------------------------------------------------
                                                                           3,046
--------------------------------------------------------------------------------
Software - 6.3%
   Cognos, Inc. *                                               16,600       559
   First Data Corp.                                             13,250       574
   Microsoft Corp.                                              48,825     1,286
   Oracle Corp. *                                               63,800       722
--------------------------------------------------------------------------------
                                                                           3,141
--------------------------------------------------------------------------------
Telecommunications - 6.3%
   Cisco Systems, Inc. *                                        49,925     1,106
   Nextel Communications, Inc., Class A *                       40,725       942
   Nokia OYJ ADR                                                36,550       502
   Vodafone Group PLC ADR +                                     26,200       623
--------------------------------------------------------------------------------
                                                                           3,173
--------------------------------------------------------------------------------
Transportation - 1.1%
   United Parcel Service, Inc., Class B                          7,800       559
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $44,374)                                                            48,216
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 11.7%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                           4,815,087   $ 4,815
   SPDR Trust Series 1 +                                         9,200     1,038
--------------------------------------------------------------------------------
Total Investment Companies
--------------------------------------------------------------------------------
(Cost $5,832)                                                              5,853

                                                            PRINCIPAL
                                                              AMOUNT     VALUE
                                                              (000S)    (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.1%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                             $572        572
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $572)                                                                 572

--------------------------------------------------------------------------------
Total Investments - 109.2%
--------------------------------------------------------------------------------
(Cost $50,778)                                                           54,641
   Liabilities less Other Assets - (9.2)%                                (4,602)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                     $50,039

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 71 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
--------------------------------------------------------------------------------
Advertising - 0.2%
   Interpublic Group of Cos. (The), Inc. * +                   27,564    $   397
   Omnicom Group                                               12,899      1,030
--------------------------------------------------------------------------------
                                                                           1,427
--------------------------------------------------------------------------------
Aerospace/Defense - 1.6%
   Boeing (The) Co.                                            57,263      2,623
   General Dynamics Corp.                                      13,649      1,305
   Goodrich Corp.                                               8,226        231
   Lockheed Martin Corp. +                                     30,684      1,520
   Northrop Grumman Corp.                                      12,603      1,300
   Raytheon Co.                                                28,704        954
   Rockwell Collins, Inc.                                      12,382        372
   United Technologies Corp.                                   35,014      2,962
--------------------------------------------------------------------------------
                                                                          11,267
--------------------------------------------------------------------------------
Agriculture - 1.1%
   Altria Group, Inc.                                         139,156      6,675
   Monsanto Co.                                                18,076        624
   RJ Reynolds Tobacco Holdings, Inc.                           5,713        321
   UST, Inc. +                                                 11,334        423
--------------------------------------------------------------------------------
                                                                           8,043
--------------------------------------------------------------------------------
Airlines - 0.1%
   Delta Air Lines, Inc. * +                                    8,929         55
   Southwest Airlines Co.                                      53,730        833
--------------------------------------------------------------------------------
                                                                             888
--------------------------------------------------------------------------------
Apparel - 0.3%
   Jones Apparel Group, Inc.                                    8,740        336
   Liz Claiborne, Inc.                                          7,488        257
   NIKE, Inc., Class B                                         17,884      1,272
   Reebok International Ltd.                                    4,001        145
   VF Corp.                                                     7,336        345
--------------------------------------------------------------------------------
                                                                           2,355
--------------------------------------------------------------------------------
Auto Manufacturers - 0.6%
   Ford Motor Co.                                             124,510      1,849
   General Motors Corp. +                                      38,233      1,735
   Navistar International Corp. * +                             4,737        180
   PACCAR, Inc.                                                12,064        673
--------------------------------------------------------------------------------
                                                                           4,437
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.2%
   Cooper Tire & Rubber Co. +                                   4,973        105
   Dana Corp.                                                  10,236        191
   Delphi Corp.                                                38,652        394
   Goodyear Tire & Rubber (The) Co. * +                        12,712        111
   Johnson Controls, Inc.                                      12,378    $   667
   Visteon Corp. +                                              9,484        104
--------------------------------------------------------------------------------
                                                                           1,572
--------------------------------------------------------------------------------
Banks - 6.9%
   AmSouth Bancorp                                             24,161        616
   Bank of America Corp.                                      138,987     11,554
   Bank of New York Co. (The), Inc.                            52,594      1,581
   Bank One Corp.                                              76,157      3,690
   BB&T Corp.                                                  37,700      1,420
   Charter One Financial, Inc.                                 15,251        670
   Comerica, Inc.                                              12,059        683
   Fifth Third Bancorp                                         40,056      2,175
   First Horizon National Corp. NA +                            8,672        404
   Huntington Bancshares, Inc. +                               16,109        365
   KeyCorp +                                                   28,907        908
   M&T Bank Corp.                                               8,400        761
   Marshall & Ilsley Corp.                                     15,954        656
   Mellon Financial Corp.                                      29,218        860
   National City Corp.                                         41,220      1,463
   North Fork Bancorporation, Inc. +                           10,685        411
   PNC Financial Services Group, Inc.                          19,068      1,053
   Regions Financial Corp.                                     15,645        595
   SouthTrust Corp.                                            23,689        802
   State Street Corp.                                          22,821      1,105
   SunTrust Banks, Inc.                                        19,156      1,247
   Synovus Financial Corp.                                     21,271        548
   U.S. Bancorp                                               130,602      3,670
   Union Planters Corp.                                        13,220        398
   Wachovia Corp.                                              89,366      4,219
   Wells Fargo & Co.                                          115,223      6,775
   Zions Bancorporation                                         6,290        386
--------------------------------------------------------------------------------
                                                                          49,015
--------------------------------------------------------------------------------
Beverages - 2.7%
   Anheuser-Busch Cos., Inc.                                   55,458      2,954
   Brown-Forman Corp., Class B +                                8,350        401
   Coca-Cola (The) Co.                                        166,313      8,540
   Coca-Cola Enterprises, Inc. +                               31,313        863
   Coors (Adolph) Co., Class B +                                2,496        161
   Pepsi Bottling Group, Inc.                                  17,671        512
   PepsiCo, Inc.                                              116,329      6,209
--------------------------------------------------------------------------------
                                                                          19,640
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 72 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
--------------------------------------------------------------------------------
Biotechnology - 1.1%
   Amgen, Inc. *                                               87,683    $ 4,796
   Biogen Idec, Inc. *                                         22,283      1,385
   Chiron Corp. *                                              12,776        572
   Genzyme Corp. *                                             15,257        665
   Medimmune, Inc. * +                                         17,088        411
   Millipore Corp. *                                            3,478        191
--------------------------------------------------------------------------------
                                                                           8,020
--------------------------------------------------------------------------------
Building Materials - 0.3%
   American Standard Companies, Inc. * +                       14,652        550
   Masco Corp.                                                 30,788        891
   Vulcan Materials Co. +                                       6,947        311
--------------------------------------------------------------------------------
                                                                           1,752
--------------------------------------------------------------------------------
Chemicals - 1.5%
   Air Products & Chemicals, Inc.                              15,464        773
   Ashland, Inc.                                                4,787        226
   Dow Chemical (The) Co.                                      63,371      2,528
   du Pont (E.I.) de Nemours & Co.                             67,851      2,931
   Eastman Chemical Co. +                                       5,390        250
   Ecolab, Inc.                                                17,508        534
   Engelhard Corp.                                              8,514        258
   Great Lakes Chemical Corp. +                                 3,632         90
   Hercules, Inc. * +                                           7,937         84
   International Flavors & Fragrances, Inc. +                   6,484        233
   PPG Industries, Inc.                                        11,734        702
   Praxair, Inc.                                               22,132        818
   Rohm & Haas Co.                                             15,284        589
   Sherwin-Williams (The) Co. +                                 9,895        389
   Sigma-Aldrich Corp. +                                        4,693        268
--------------------------------------------------------------------------------
                                                                          10,673
--------------------------------------------------------------------------------
Commercial Services - 1.0%
   Apollo Group, Inc., Class A *                               12,001      1,126
   Cendant Corp.                                               68,538      1,572
   Convergys Corp. *                                           10,146        149
   Deluxe Corp.                                                 3,497        150
   Donnelley (R.R.) & Sons Co.                                 14,561        441
   Equifax, Inc.                                                9,455        232
   H&R Block, Inc.                                             12,269        599
   McKesson Corp. +                                            19,748        679
   Moody's Corp.                                               10,081        659
   Paychex, Inc.                                               25,616        961
   Robert Half International, Inc.                             11,647        326
--------------------------------------------------------------------------------
                                                                           6,894
--------------------------------------------------------------------------------
Computers - 4.0%
   Affiliated Computer Services, Inc., Class A *                9,200    $   458
   Apple Computer, Inc. *                                      25,156        706
   Computer Sciences Corp. *                                   12,910        563
   Dell, Inc. *                                               174,143      6,126
   Electronic Data Systems Corp.                               33,061        541
   EMC Corp. of Massachusetts *                               164,445      1,848
   Gateway, Inc. * +                                           23,424         95
   Hewlett-Packard Co.                                        207,439      4,406
   International Business Machines Corp.                      115,593     10,240
   Lexmark International, Inc. *                                8,707        821
   NCR Corp. * +                                                6,546        316
   Network Appliance, Inc. * +                                 23,475        465
   Sun Microsystems, Inc. *                                   223,526        946
   Sungard Data Systems, Inc. *                                19,750        547
   Unisys Corp. *                                              23,013        312
--------------------------------------------------------------------------------
                                                                          28,390
--------------------------------------------------------------------------------
Cosmetics/Personal Care - 2.6%
   Alberto-Culver Co., Class B                                  6,031        284
   Avon Products, Inc.                                         15,945      1,414
   Colgate-Palmolive Co.                                       36,224      2,072
   Gillette (The) Co.                                          68,498      2,951
   Kimberly-Clark Corp.                                        34,060      2,244
   Procter & Gamble Co.                                        87,896      9,477
--------------------------------------------------------------------------------
                                                                          18,442
--------------------------------------------------------------------------------
Distribution/Wholesale - 0.1%
   Genuine Parts Co.                                           11,943        450
   Grainger (W.W.), Inc.                                        6,229        339
--------------------------------------------------------------------------------
                                                                             789
--------------------------------------------------------------------------------
Diversified Financial Services - 7.7%
   American Express Co.                                        87,464      4,434
   Bear Stearns Cos. (The), Inc.                                6,778        549
   Capital One Financial Corp. +                               15,701      1,100
   Charles Schwab (The) Corp.                                  92,222        904
   Citigroup, Inc.                                            350,282     16,264
   Countrywide Financial Corp. +                               18,792      1,212
   E*TRADE Financial Corp. *                                   25,400        290
   Fannie Mae                                                  66,095      4,475
   Federated Investors, Inc., Class B +                         7,612        227
   Franklin Resources, Inc.                                    16,921        851
   Freddie Mac                                                 46,850      2,736
   Goldman Sachs Group, Inc. +                                 32,886      3,088
   Janus Capital Group, Inc.                                   16,807        275

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 73 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
--------------------------------------------------------------------------------
Diversified Financial Services - 7.7% - (continued)
   Lehman Brothers Holdings, Inc. +                            18,730    $ 1,417
   MBNA Corp.                                                  86,905      2,207
   Merrill Lynch & Co., Inc.                                   66,003      3,749
   Morgan (J.P.) Chase & Co.                                  139,965      5,156
   Morgan Stanley                                              74,630      3,993
   Price (T. Rowe) Group, Inc.                                  8,536        411
   Providian Financial Corp. * +                               20,261        276
   SLM Corp.                                                   30,684      1,176
--------------------------------------------------------------------------------
                                                                          54,790
--------------------------------------------------------------------------------
Electric - 2.5%
   AES Corp. *                                                 42,938        401
   Allegheny Energy, Inc. * +                                   9,085        129
   Ameren Corp. +                                              11,123        492
   American Electric Power Co.                                 27,217        865
   Calpine Corp. * +                                           28,059        103
   Centerpoint Energy, Inc. +                                  21,057        228
   Cinergy Corp. +                                             12,221        458
   CMS Energy Corp. * +                                        10,483         90
   Consolidated Edison, Inc. +                                 15,521        609
   Constellation Energy Group, Inc.                            11,521        441
   Dominion Resources, Inc. of Virginia                        22,049      1,388
   DTE Energy Co.                                              11,579        466
   Duke Energy Corp.                                           61,818      1,233
   Edison International                                        22,434        542
   Entergy Corp.                                               15,556        850
   Exelon Corp.                                                46,190      1,538
   FirstEnergy Corp.                                           21,595        842
   FPL Group, Inc.                                             12,756        813
   NiSource, Inc.                                              18,135        367
   PG&E Corp. * +                                              28,496        812
   Pinnacle West Capital Corp. +                                6,291        253
   PPL Corp.                                                   12,225        528
   Progress Energy, Inc.                                       16,900        720
   Public Service Enterprise Group, Inc. +                     15,939        672
   Southern (The) Co. +                                        50,899      1,472
   TECO Energy, Inc. +                                         12,916        157
   TXU Corp. +                                                 22,016        823
   Xcel Energy, Inc.                                           27,485        467
--------------------------------------------------------------------------------
                                                                          17,759
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.3%
   American Power Conversion Corp.                             13,910        252
   Emerson Electric Co.                                        28,647      1,710
   Molex, Inc. +                                               13,135    $   386
   Power-One, Inc. * +                                          6,006         60
--------------------------------------------------------------------------------
                                                                           2,408
--------------------------------------------------------------------------------
Electronics - 0.6%
   Agilent Technologies, Inc. *                                32,326        831
   Applera Corp. - Applied Biosystems Group                    14,346        278
   Jabil Circuit, Inc. *                                       13,800        391
   Parker-Hannifin Corp.                                        8,147        453
   PerkinElmer, Inc.                                            8,700        170
   Sanmina-SCI Corp. *                                         35,773        378
   Solectron Corp. * +                                         58,459        322
   Symbol Technologies, Inc.                                   16,122        237
   Tektronix, Inc.                                              5,849        185
   Thermo Electron Corp. *                                     11,411        351
   Thomas & Betts Corp. * +                                     4,223        103
   Waters Corp. *                                               8,278        381
--------------------------------------------------------------------------------
                                                                           4,080
--------------------------------------------------------------------------------
Engineering & Construction - 0.0%
   Fluor Corp. +                                                5,591        226
--------------------------------------------------------------------------------
Entertainment - 0.1%
   International Game Technology +                             23,578        927
--------------------------------------------------------------------------------
Environmental Control - 0.2%
   Allied Waste Industries, Inc. * +                           22,554        299
   Waste Management, Inc. +                                    39,242      1,129
--------------------------------------------------------------------------------
                                                                           1,428
--------------------------------------------------------------------------------
Food - 1.8%
   Albertson's, Inc. +                                         25,233        591
   Archer-Daniels-Midland Co.                                  44,106        733
   Campbell Soup Co.                                           27,962        713
   ConAgra Foods, Inc.                                         36,487      1,026
   General Mills, Inc. +                                       25,441      1,172
   Heinz (H.J.) Co.                                            23,969        895
   Hershey Foods Corp. +                                        8,811        782
   Kellogg Co. +                                               28,068      1,190
   Kroger Co. *                                                50,658        845
   McCormick & Co., Inc.                                        9,300        330
   Safeway, Inc. *                                             30,042        678
   Sara Lee Corp. +                                            53,831      1,233
   SUPERVALU, Inc.                                              9,376        291
   Sysco Corp.                                                 43,880      1,645
   Winn-Dixie Stores, Inc. +                                   10,279         65

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 74 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
--------------------------------------------------------------------------------
Food - 1.8% - (continued)
   Wrigley (Wm.) Jr. Co.                                       15,297    $   961
--------------------------------------------------------------------------------
                                                                          13,150
--------------------------------------------------------------------------------
Forest Products & Paper - 0.6%
   Boise Cascade Corp.                                          4,324        152
   Georgia-Pacific Corp.                                       17,442        625
   International Paper Co.                                     32,697      1,371
   Louisiana-Pacific Corp. +                                    7,138        165
   MeadWestvaco Corp.                                          13,855        383
   Plum Creek Timber Co., Inc.                                 12,589        394
   Temple-Inland, Inc.                                          3,724        243
   Weyerhaeuser Co.                                            15,169        917
--------------------------------------------------------------------------------
                                                                           4,250
--------------------------------------------------------------------------------
Gas - 0.2%
   KeySpan Corp.                                               10,808        383
   NICOR, Inc. +                                                3,152        105
   Peoples Energy Corp. +                                       2,565        106
   Sempra Energy                                               15,472        516
--------------------------------------------------------------------------------
                                                                           1,110
--------------------------------------------------------------------------------
Hand/Machine Tools - 0.1%
   Black & Decker Corp. +                                       5,450        326
   Snap-On, Inc. +                                              3,923        132
   Stanley Works (The) +                                        5,668        247
--------------------------------------------------------------------------------
                                                                             705
--------------------------------------------------------------------------------
Healthcare - Products - 3.6%
   Bard (C.R.), Inc.                                            3,590        403
   Bausch & Lomb, Inc. +                                        3,653        223
   Baxter International, Inc.                                  41,535      1,306
   Becton, Dickinson & Co.                                     17,197        865
   Biomet, Inc.                                                17,375        697
   Boston Scientific Corp. *                                   55,728      2,469
   Guidant Corp.                                               21,123      1,148
   Johnson & Johnson                                          201,838     11,244
   Medtronic, Inc.                                             82,395      3,947
   St. Jude Medical, Inc. *                                    11,723        894
   Stryker Corp. +                                             27,136      1,380
   Zimmer Holdings, Inc. *                                     16,385      1,398
--------------------------------------------------------------------------------
                                                                          25,974
--------------------------------------------------------------------------------
Healthcare - Services - 1.2%
   Aetna, Inc.                                                 10,411        845
   Anthem, Inc. * +                                             9,425        834
   HCA, Inc. +                                                 33,671      1,308
   Health Management Associates, Inc., Class A +               16,828    $   370
   Humana, Inc. *                                              11,090        189
   Manor Care, Inc. +                                           6,239        196
   Quest Diagnostics, Inc. +                                    7,018        605
   Tenet Healthcare Corp. * +                                  32,028        382
   UnitedHealth Group, Inc. +                                  42,526      2,775
   WellPoint Health Networks, Inc. *                           10,376      1,157
--------------------------------------------------------------------------------
                                                                           8,661
--------------------------------------------------------------------------------
Home Builders - 0.2%
   Centex Corp.                                                 8,534        414
   KB HOME                                                      3,264        215
   Pulte Homes, Inc. +                                          8,516        449
--------------------------------------------------------------------------------
                                                                           1,078
--------------------------------------------------------------------------------
Home Furnishings - 0.1%
   Leggett & Platt, Inc.                                       13,216        334
   Maytag Corp. +                                               5,441        142
   Whirlpool Corp.                                              4,792        319
--------------------------------------------------------------------------------
                                                                             795
--------------------------------------------------------------------------------
Household Products/Wares - 0.3%
   Avery Dennison Corp.                                         7,538        445
   Clorox Co.                                                  14,315        749
   Fortune Brands, Inc.                                         9,905        746
--------------------------------------------------------------------------------
                                                                           1,940
--------------------------------------------------------------------------------
Housewares - 0.1%
   Newell Rubbermaid, Inc. +                                   18,861        445
--------------------------------------------------------------------------------
Insurance - 4.9%
   ACE Ltd.                                                    18,917        779
   AFLAC, Inc.                                                 34,979      1,420
   Allstate (The) Corp. +                                      47,875      2,106
   AMBAC Financial Group, Inc.                                  7,303        505
   American International Group, Inc.                         177,449     13,007
   AON Corp.                                                   21,334        589
   Chubb Corp.                                                 12,893        869
   CIGNA Corp.                                                  9,707        658
   Cincinnati Financial Corp.                                  11,568        494
   Hartford Financial Services Group, Inc. +                   19,798      1,309
   Jefferson-Pilot Corp. +                                      9,812        504
   Lincoln National Corp.                                      12,084        574
   Loews Corp.                                                 12,746        735
   Marsh & McLennan Cos., Inc.                                 36,010      1,589
   MBIA, Inc.                                                   9,764        541
   Metlife, Inc.                                               51,644      1,836

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 75 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
--------------------------------------------------------------------------------
Insurance - 4.9% - (continued)
   MGIC Investment Corp. +                                      6,727    $   491
   Principal Financial Group                                   21,811        762
   Progressive (The) Corp.                                     14,782      1,268
   Prudential Financial, Inc.                                  36,699      1,626
   SAFECO Corp. +                                               9,476        397
   St. Paul Cos. (The), Inc.                                   45,071      1,788
   Torchmark Corp.                                              7,694        417
   UnumProvident Corp. +                                       20,363        296
   XL Capital Ltd., Class A                                     9,334        697
--------------------------------------------------------------------------------
                                                                          35,257
--------------------------------------------------------------------------------
Internet - 1.1%
   eBay, Inc. *                                                43,926      3,901
   Monster Worldwide, Inc. * +                                  7,787        197
   Symantec Corp. * +                                          21,200        971
   Yahoo!, Inc. * +                                            90,430      2,772
--------------------------------------------------------------------------------
                                                                           7,841
--------------------------------------------------------------------------------
Iron/Steel - 0.1%
   Allegheny Technologies, Inc. +                               5,878         71
   Nucor Corp. +                                                5,336        351
   United States Steel Corp. +                                  7,175        218
--------------------------------------------------------------------------------
                                                                             640
--------------------------------------------------------------------------------
Leisure Time - 0.5%
   Brunswick Corp.                                              6,235        252
   Carnival Corp. +                                            42,868      1,827
   Harley-Davidson, Inc. +                                     20,628      1,186
   Sabre Holdings Corp.                                         9,658        246
--------------------------------------------------------------------------------
                                                                           3,511
--------------------------------------------------------------------------------
Lodging - 0.3%
   Harrah's Entertainment, Inc.                                 7,680        395
   Hilton Hotels Corp.                                         26,138        453
   Marriott International, Inc., Class A +                     15,650        772
   Starwood Hotels & Resorts Worldwide, Inc. +                 13,911        587
--------------------------------------------------------------------------------
                                                                           2,207
--------------------------------------------------------------------------------
Machinery - Construction & Mining - 0.3%
   Caterpillar, Inc.                                           23,586      1,777
--------------------------------------------------------------------------------
Machinery - Diversified - 0.2%
   Cummins, Inc. +                                              2,946        172
   Deere & Co.                                                 16,595      1,090
   Rockwell Automation, Inc.                                   12,969        439
--------------------------------------------------------------------------------
                                                                           1,701
--------------------------------------------------------------------------------
Media - 3.5%
   Clear Channel Communications, Inc.                          41,878    $ 1,662
   Comcast Corp., Class A *                                   153,369      4,440
   Disney (Walt) Co.                                          139,280      3,269
   Dow Jones & Co., Inc.                                        5,751        276
   Gannett Co., Inc. +                                         18,446      1,619
   Knight-Ridder, Inc.                                          5,454        414
   McGraw-Hill Cos. (The), Inc.                                12,964      1,010
   Meredith Corp. +                                             3,436        180
   New York Times Co., Class A +                               10,289        480
   Time Warner, Inc. *                                        309,626      5,276
   Tribune Co.                                                 21,531      1,040
   Univision Communications, Inc., Class A * +                 22,291        726
   Viacom, Inc., Class B                                      119,346      4,403
--------------------------------------------------------------------------------
                                                                          24,795
--------------------------------------------------------------------------------
Metal Fabrication/Hardware - 0.0%
   Worthington Industries, Inc. +                               6,251        120
--------------------------------------------------------------------------------
Mining - 0.5%
   Alcoa, Inc.                                                 59,173      1,852
   Freeport-McMoRan Copper & Gold, Inc., Class B +             11,895        400
   Newmont Mining Corp. +                                      29,233      1,161
   Phelps Dodge Corp.                                           6,312        429
--------------------------------------------------------------------------------
                                                                           3,842
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 5.5%
   3M Co.                                                      53,320      4,509
   Cooper Industries Ltd., Class A +                            6,215        354
   Crane Co.                                                    3,998        121
   Danaher Corp.                                               20,804        978
   Dover Corp.                                                 13,940        543
   Eastman Kodak Co. +                                         19,737        517
   Eaton Corp.                                                 10,460        610
   General Electric Co.                                       693,523     21,583
   Honeywell International, Inc.                               58,439      1,969
   Illinois Tool Works, Inc.                                   20,987      1,886
   Ingersoll-Rand Co., Class A                                 11,875        775
   ITT Industries, Inc.                                         6,324        509
   Pall Corp.                                                   8,491        205
   Textron, Inc.                                                9,379        513
   Tyco International Ltd. +                                  135,983      4,187
--------------------------------------------------------------------------------
                                                                          39,259
--------------------------------------------------------------------------------
Office/Business Equipment - 0.2%
   Pitney Bowes, Inc.                                          16,035        711

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 76 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
--------------------------------------------------------------------------------
Office/Business Equipment - 0.2% - (continued)
   Xerox Corp. * +                                             54,558    $   739
--------------------------------------------------------------------------------
                                                                           1,450
--------------------------------------------------------------------------------
Oil & Gas - 5.5%
   Amerada Hess Corp. +                                         6,171        436
   Anadarko Petroleum Corp.                                    17,068        931
   Apache Corp.                                                22,074        891
   Burlington Resources, Inc.                                  13,445        900
   ChevronTexaco Corp.                                         73,152      6,613
   ConocoPhillips                                              46,492      3,409
   Devon Energy Corp.                                          15,825        939
   EOG Resources, Inc. +                                        7,769        415
   Exxon Mobil Corp.                                          445,910     19,286
   Kerr-McGee Corp. +                                           6,880        339
   Marathon Oil Corp.                                          21,394        713
   Nabors Industries Ltd. *                                     9,953        412
   Noble Corp. *                                                9,087        313
   Occidental Petroleum Corp.                                  26,334      1,164
   Rowan Cos., Inc. * +                                         6,803        150
   Sunoco, Inc. +                                               5,334        328
   Transocean, Inc. * +                                        21,712        580
   Unocal Corp.                                                17,885        637
   Valero Energy Corp.                                          8,600        569
--------------------------------------------------------------------------------
                                                                          39,025
--------------------------------------------------------------------------------
Oil & Gas Services - 0.6%
   Baker Hughes, Inc.                                          23,103        786
   BJ Services Co. *                                           10,845        454
   Halliburton Co. +                                           29,743        864
   Schlumberger Ltd.                                           39,993      2,287
--------------------------------------------------------------------------------
                                                                           4,391
--------------------------------------------------------------------------------
Packaging & Containers - 0.1%
   Ball Corp.                                                   3,964        270
   Bemis Co.                                                    7,252        200
   Pactiv Corp. *                                              10,982        259
   Sealed Air Corp. * +                                         5,944        299
--------------------------------------------------------------------------------
                                                                           1,028
--------------------------------------------------------------------------------
Pharmaceuticals - 7.2%
   Abbott Laboratories                                        106,386      4,384
   Allergan, Inc.                                               8,873        789
   AmerisourceBergen Corp. +                                    7,641        458
   Bristol-Myers Squibb Co.                                   131,995      3,335
   Cardinal Health, Inc.                                       29,523      1,999
   Caremark Rx, Inc. *                                         30,400        948
   Express Scripts, Inc. * +                                    5,350    $   419
   Forest Laboratories, Inc. *                                 24,969      1,583
   Hospira, Inc. *                                             10,788        277
   King Pharmaceuticals, Inc. *                                16,838        225
   Lilly (Eli) & Co.                                           76,673      5,648
   Medco Health Solutions, Inc. *                              18,363        643
   Merck & Co., Inc.                                          151,240      7,154
   Mylan Laboratories, Inc.                                    18,500        413
   Pfizer, Inc.                                               518,521     18,325
   Schering-Plough Corp.                                      100,052      1,691
   Watson Pharmaceuticals, Inc. *                               7,352        275
   Wyeth                                                       90,514      3,258
--------------------------------------------------------------------------------
                                                                          51,824
--------------------------------------------------------------------------------
Pipelines - 0.2%
   Dynegy, Inc., Class A * +                                   27,056        119
   El Paso Corp.                                               42,478        306
   Kinder Morgan, Inc.                                          8,450        507
   Williams Cos. (The), Inc. +                                 35,218        420
--------------------------------------------------------------------------------
                                                                           1,352
--------------------------------------------------------------------------------
REITS - 0.4%
   Apartment Investment & Management Co., Class A               6,400        185
   Equity Office Properties Trust                              27,471        740
   Equity Residential +                                        18,897        556
   ProLogis                                                    12,334        395
   Simon Property Group, Inc.                                  13,486        696
--------------------------------------------------------------------------------
                                                                           2,572
--------------------------------------------------------------------------------
Retail - 7.0%
   Autonation, Inc. * +                                        18,850        314
   Autozone, Inc. * +                                           5,919        513
   Bed Bath & Beyond, Inc. *                                   20,237        754
   Best Buy Co., Inc.                                          22,115      1,167
   Big Lots, Inc. *                                             8,457        124
   Circuit City Stores, Inc. +                                 14,319        171
   Costco Wholesale Corp.                                      31,091      1,175
   CVS Corp.                                                   26,965      1,124
   Darden Restaurants, Inc. +                                  11,554        260
   Dillard's, Inc., Class A                                     5,634        113
   Dollar General Corp. +                                      22,913        444
   Family Dollar Stores, Inc.                                  11,662        366
   Federated Department Stores, Inc.                           12,272        585
   Gap (The), Inc. +                                           60,935      1,472
   Home Depot (The), Inc.                                     154,763      5,559

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 77 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
EQUITY INDEX PORTFOLIO (continued)

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
--------------------------------------------------------------------------------
Retail - 7.0% - (continued)
   Kohl's Corp. *                                              23,146    $ 1,101
   Limited Brands                                              31,713        612
   Lowe's Cos., Inc.                                           53,457      2,864
   May Department Stores (The) Co. +                           19,859        569
   McDonald's Corp.                                            85,775      2,264
   Nordstrom, Inc.                                              9,440        383
   Office Depot, Inc. *                                        21,459        351
   Penney (J.C.) Co., Inc. (Holding Co.) +                     18,600        665
   RadioShack Corp.                                            11,258        342
   Sears, Roebuck & Co. +                                      15,159        576
   Staples, Inc.                                               33,965        937
   Starbucks Corp. *                                           26,963      1,096
   Target Corp.                                                61,930      2,768
   Tiffany & Co.                                               10,001        354
   TJX Cos., Inc.                                              34,230        853
   Toys "R" Us, Inc. * +                                       14,597        229
   Wal-Mart Stores, Inc.                                      294,335     16,403
   Walgreen Co.                                                69,730      2,441
   Wendy's International, Inc.                                  7,905        299
   Yum! Brands, Inc. +                                         20,030        751
--------------------------------------------------------------------------------
                                                                          49,999
--------------------------------------------------------------------------------
Savings & Loans - 0.5%
   Golden West Financial Corp.                                 10,381      1,129
   Washington Mutual, Inc.                                     61,149      2,671
--------------------------------------------------------------------------------
                                                                           3,800
--------------------------------------------------------------------------------
Semiconductors - 3.8%
   Advanced Micro Devices, Inc. * +                            24,144        375
   Altera Corp. *                                              25,707        588
   Analog Devices, Inc.                                        25,337      1,245
   Applied Materials, Inc. *                                  114,497      2,285
   Applied Micro Circuits Corp. *                              22,092        119
   Broadcom Corp., Class A * +                                 20,583        869
   Intel Corp.                                                441,029     12,591
   Kla-Tencor Corp. *                                          13,511        651
   Linear Technology Corp.                                     21,262        843
   LSI Logic Corp. * +                                         26,541        218
   Maxim Integrated Products, Inc.                             22,317      1,134
   Micron Technology, Inc. * +                                 41,480        623
   National Semiconductor Corp. * +                            24,204        525
   Novellus Systems, Inc. *                                    10,621        354
   NVIDIA Corp. *                                              10,965        259
   PMC - Sierra, Inc. * +                                      12,218        172
   QLogic Corp. * +                                             6,439    $   198
   Teradyne, Inc. * +                                          12,958        289
   Texas Instruments, Inc.                                    117,795      3,076
   Xilinx, Inc.                                                23,536        859
--------------------------------------------------------------------------------
                                                                          27,273
--------------------------------------------------------------------------------
Software - 4.9%
   Adobe Systems, Inc.                                         16,207        723
   Autodesk, Inc. +                                             7,688        276
   Automatic Data Processing, Inc.                             40,059      1,780
   BMC Software, Inc. *                                        15,599        275
   Citrix Systems, Inc. *                                      11,469        241
   Computer Associates International, Inc.                     39,558      1,071
   Compuware Corp. *                                           26,472        211
   Electronic Arts, Inc. *                                     20,350      1,034
   First Data Corp.                                            60,361      2,613
   Fiserv, Inc. *                                              13,174        498
   IMS Health, Inc.                                            16,497        411
   Intuit, Inc. *                                              13,499        529
   Mercury Interactive Corp. *                                  6,248        300
   Microsoft Corp. +                                          734,132     19,344
   Novell, Inc. * +                                            25,941        236
   Oracle Corp. *                                             355,509      4,024
   Parametric Technology Corp. * +                             19,130         93
   Peoplesoft, Inc. *                                          25,145        450
   Siebel Systems, Inc. * +                                    34,363        371
   Veritas Software Corp. *                                    29,140        775
--------------------------------------------------------------------------------
                                                                          35,255
--------------------------------------------------------------------------------
Telecommunications - 6.3%
   ADC Telecommunications, Inc. * +                            55,427        141
   Alltel Corp. +                                              21,341      1,081
   Andrew Corp. * +                                            10,486        206
   AT&T Corp.                                                  53,975        895
   AT&T Wireless Services, Inc. *                             185,226      2,623
   Avaya, Inc. *                                               28,651        454
   BellSouth Corp.                                            124,556      3,109
   CenturyTel, Inc. +                                           9,778        292
   CIENA Corp. * +                                             32,606        117
   Cisco Systems, Inc. *                                      467,436     10,354
   Citizens Communications Co. * +                             19,834        252
   Comverse Technology, Inc. * +                               13,067        231
   Corning, Inc. *                                             92,126      1,141
   JDS Uniphase Corp. * +                                      99,050        342

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 78 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1% - CONTINUED
--------------------------------------------------------------------------------
Telecommunications - 6.3% - (continued)
   Lucent Technologies, Inc. * +                               289,694   $ 1,034
   Motorola, Inc.                                              159,206     3,148
   Nextel Communications, Inc., Class A *                       74,796     1,730
   QUALCOMM, Inc.                                               54,741     3,671
   Qwest Communications International, Inc. *                  119,403       448
   SBC Communications, Inc.                                    225,328     5,340
   Scientific-Atlanta, Inc. +                                   10,411       358
   Sprint Corp. (FON Group)                                     96,656     1,717
   Tellabs, Inc. *                                              28,262       224
   Verizon Communications, Inc.                                187,746     6,492
--------------------------------------------------------------------------------
                                                                          45,400
--------------------------------------------------------------------------------
Textiles - 0.1%
   Cintas Corp. +                                               11,623       528
--------------------------------------------------------------------------------
Toys, Games & Hobbies - 0.1%
   Hasbro, Inc.                                                 12,171       239
   Mattel, Inc.                                                 29,217       511
--------------------------------------------------------------------------------
                                                                             750
--------------------------------------------------------------------------------
Transportation - 1.4%
   Burlington Northern Santa Fe Corp.                           25,238       831
   CSX Corp.                                                    14,688       464
   FedEx Corp.                                                  20,238     1,489
   Norfolk Southern Corp.                                       26,607       645
   Ryder System, Inc.                                            4,549       169
   Union Pacific Corp.                                          17,560     1,024
   United Parcel Service, Inc., Class B                         76,807     5,509
--------------------------------------------------------------------------------
                                                                          10,131
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $610,998)                                                          709,058

--------------------------------------------------------------------------------
INVESTMENT COMPANY - 7.2%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(1)/                          51,751,025    51,751
--------------------------------------------------------------------------------
Total Investment Company
--------------------------------------------------------------------------------
(Cost $51,751)                                                            51,751

                                                           PRINCIPAL
                                                             AMOUNT     VALUE
                                                             (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.8%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                          $5,269    $  5,269
   U.S. Treasury Bill,/(2)/
      0.96%, 7/22/04                                            715         714
--------------------------------------------------------------------------------
Total Short-Term Investments
--------------------------------------------------------------------------------
(Cost $5,983)                                                             5,983

--------------------------------------------------------------------------------
Total Investments - 107.1%
--------------------------------------------------------------------------------
(Cost $668,732)                                                         766,792
   Liabilities less Other Assets - (7.1)%                               (50,828)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $715,964

/(1)/ Investment relates to cash collateral received from portfolio securities loaned.
/(2)/ Security pledged as collateral to cover margin requirements for open futures contracts.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

At May 31, 2004, the Equity Index Portfolio had open futures contracts as follows:

--------------------------------------------------------------------------------
                                     NOTIONAL                         UNREALIZED
                         NUMBER OF    AMOUNT    CONTRACT   CONTRACT      GAIN
  TYPE                   CONTRACTS    (000S)    POSITION     EXP.       (000S)
--------------------------------------------------------------------------------
S&P 500                      25       $7,002      Long       6/04         $45
================================================================================

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 79 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 67.5%
--------------------------------------------------------------------------------
Aerospace/Defense - 1.6%
   Boeing (The) Co.                                              9,150   $   419
   United Technologies Corp.                                    21,375     1,809
--------------------------------------------------------------------------------
                                                                           2,228
--------------------------------------------------------------------------------
Auto Parts & Equipment - 0.7%
   Johnson Controls, Inc.                                       18,200       981
--------------------------------------------------------------------------------
Beverages - 1.1%
   PepsiCo, Inc.                                                30,125     1,608
--------------------------------------------------------------------------------
Biotechnology - 1.7%
   Amgen, Inc. *                                                42,700     2,336
--------------------------------------------------------------------------------
Chemicals - 1.7%
   du Pont (E.I.) de Nemours & Co.                              22,150       957
   Praxair, Inc.                                                36,950     1,367
--------------------------------------------------------------------------------
                                                                           2,324
--------------------------------------------------------------------------------
Computers - 3.4%
   Dell, Inc. *                                                 64,675     2,275
   International Business Machines Corp.                         5,450       483
   Network Appliance, Inc. *                                    52,075     1,031
   Sandisk Corp. * +                                            41,300     1,018
--------------------------------------------------------------------------------
                                                                           4,807
--------------------------------------------------------------------------------
Diversified Financial Services - 8.5%
   American Express Co.                                         29,950     1,518
   Capital One Financial Corp.                                  15,675     1,098
   Citigroup, Inc.                                              64,675     3,003
   Goldman Sachs Group, Inc.                                    14,525     1,364
   Lehman Brothers Holdings, Inc.                               11,750       889
   MBNA Corp.                                                   46,325     1,177
   Merrill Lynch & Co., Inc.                                    21,350     1,213
   Morgan (J.P.) Chase & Co.                                    44,600     1,643
--------------------------------------------------------------------------------
                                                                          11,905
--------------------------------------------------------------------------------
Electronics - 1.6%
   Cymer, Inc. * +                                              23,425       862
   Fisher Scientific International, Inc. * +                    23,950     1,375
--------------------------------------------------------------------------------
                                                                           2,237
--------------------------------------------------------------------------------
Engineering & Construction - 0.9%
   Jacobs Engineering Group, Inc. *                             28,862     1,287
--------------------------------------------------------------------------------
Entertainment - 0.8%
   International Game Technology                                27,000     1,061
--------------------------------------------------------------------------------
Healthcare - Products - 2.2%
   Alcon, Inc.                                                   8,050       632
   Guidant Corp.                                                26,700     1,451
   Medtronic, Inc.                                              21,425   $ 1,026
--------------------------------------------------------------------------------
                                                                           3,109
--------------------------------------------------------------------------------
Healthcare - Services - 1.1%
   Anthem, Inc. * +                                             17,825     1,578
--------------------------------------------------------------------------------
Household Products/Wares - 1.9%
   Clorox Co.                                                   32,875     1,721
   Fortune Brands, Inc.                                         13,325     1,004
--------------------------------------------------------------------------------
                                                                           2,725
--------------------------------------------------------------------------------
Insurance - 3.1%
   American International Group, Inc.                           32,225     2,362
   Everest Re Group Ltd.                                        13,150     1,076
   Hartford Financial Services Group, Inc. +                    13,175       871
--------------------------------------------------------------------------------
                                                                           4,309
--------------------------------------------------------------------------------
Lodging - 0.5%
   Station Casinos, Inc.                                        16,700       772
--------------------------------------------------------------------------------
Machinery - Diversified - 0.7%
   Rockwell Automation, Inc.                                    30,025     1,017
--------------------------------------------------------------------------------
Media - 1.0%
   Tribune Co.                                                  29,025     1,402
--------------------------------------------------------------------------------
Mining - 0.6%
   Newmont Mining Corp. +                                       22,450       891
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 5.8%
   3M Co.                                                       11,000       930
   Danaher Corp.                                                41,500     1,952
   Dover Corp.                                                  31,675     1,234
   Eaton Corp.                                                  16,425       958
   General Electric Co.                                         98,300     3,059
--------------------------------------------------------------------------------
                                                                           8,133
--------------------------------------------------------------------------------
Oil & Gas - 3.1%
   Apache Corp.                                                 32,175     1,299
   BP PLC ADR                                                   20,375     1,080
   EnCana Corp. +                                               17,675       695
   Nabors Industries Ltd. *                                     16,375       678
   Patterson-UTI Energy, Inc.                                   20,475       628
--------------------------------------------------------------------------------
                                                                           4,380
--------------------------------------------------------------------------------
Oil & Gas Producers - 1.5%
   Exxon Mobil Corp.                                            49,075     2,122
--------------------------------------------------------------------------------
Oil & Gas Services - 1.1%
   BJ Services Co. *                                            18,250       764
   Smith International, Inc. *                                  15,400       769
--------------------------------------------------------------------------------
                                                                           1,533
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 80 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
COMMON STOCKS - 67.5% - CONTINUED
--------------------------------------------------------------------------------
Pharmaceuticals - 2.9%
   Pfizer, Inc.                                                 83,675    $2,957
   Teva Pharmaceutical Industries Ltd. ADR +                    16,725     1,107
--------------------------------------------------------------------------------
                                                                           4,064
--------------------------------------------------------------------------------
Retail - 5.6%
   Best Buy Co., Inc.                                           13,500       712
   Dick's Sporting Goods, Inc. * +                              12,479       358
   Home Depot (The), Inc.                                       19,550       702
   Lowe's Cos., Inc.                                            12,975       695
   Staples, Inc.                                                62,675     1,729
   Target Corp.                                                 27,525     1,230
   Wal-Mart Stores, Inc.                                        23,450     1,307
   Walgreen Co.                                                 30,525     1,069
--------------------------------------------------------------------------------
                                                                           7,802
--------------------------------------------------------------------------------
Semiconductors - 4.4%
   Applied Materials, Inc. *                                    44,725       893
   Intel Corp.                                                  84,100     2,401
   Intersil Corp., Class A                                      41,325       878
   Kla-Tencor Corp. *                                           40,425     1,948
--------------------------------------------------------------------------------
                                                                           6,120
--------------------------------------------------------------------------------
Software - 4.9%
   Cognos, Inc. *                                               38,600     1,299
   First Data Corp.                                             25,150     1,089
   Microsoft Corp.                                             121,075     3,190
   Oracle Corp. *                                              121,625     1,377
--------------------------------------------------------------------------------
                                                                           6,955
--------------------------------------------------------------------------------
Telecommunications - 4.4%
   Cisco Systems, Inc. *                                        98,200     2,175
   Nextel Communications, Inc., Class A *                       80,700     1,867
   Nokia OYJ ADR                                                72,450       995
   Vodafone Group PLC ADR +                                     49,725     1,182
--------------------------------------------------------------------------------
                                                                           6,219
--------------------------------------------------------------------------------
Transportation - 0.7%
   United Parcel Service, Inc., Class B                         13,800       990
--------------------------------------------------------------------------------
Total Common Stocks
--------------------------------------------------------------------------------
(Cost $88,604)                                                            94,895

                                                               NUMBER     VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
PREFERRED STOCK - 0.3%
--------------------------------------------------------------------------------
Diversified Financial Services - 0.3%
   Home Ownership Funding Corp.,/(1)/                          1,000        $468
--------------------------------------------------------------------------------
Total Preferred Stock
--------------------------------------------------------------------------------
(Cost $1,000)                                                                468

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 3.0%
--------------------------------------------------------------------------------
Automobile - 0.6%
   Daimler Chrysler Auto Trust, Series 2003-A,
      Class A4,
      2.88%, 10/8/09                                            $320       319
   Isuzu Auto Owner Trust, Series 2001-1, Class A4,
      5.31%, 1/22/07                                             117       118
   Nissan Auto Receivables Owner Trust,
      Series 2004-A, Class A3,
      2.01%, 11/15/07                                            160       158
   WFS Financial Owner Trust, Series 2004-2,
      Class A4,
      3.54%, 11/21/11                                            200       198
--------------------------------------------------------------------------------
                                                                           793
--------------------------------------------------------------------------------
Commercial Mortgage Services - 1.2%
   Chase Manhattan Bank-First Union National Bank,
      Series 1999-1, Class A2,
      7.44%, 8/15/31                                             175       198
   Commercial Mortgage Asset Trust, Series 1999-C1,
      Class A3,
      6.64%, 1/17/32                                             245       269
   CS First Boston Mortgage Securities Corp.,
      Series 2002-CKN2, Class A3,
      6.13%, 4/15/37                                             120       128
   DLJ Commercial Mortgage Corp., Series 1998-CF2,
      Class A1B,
      6.24%, 11/12/31                                            235       253
   GMAC Commercial Mortgage Securities, Inc.,
      Series 1999-C1, Class A2,
      6.18%, 5/15/33                                              50        53
   GMAC Commercial Mortgage Securities, Inc.,
      Series 2002-C3, Class A2,
      4.93%, 7/10/39                                             150       148
   JP Morgan Chase Commercial Mortgage Securities
      Corp., Series 2003-C1, Class A1,
      4.28%, 1/12/37                                             180       178

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 81 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000 S)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 3.0% - CONTINUED
--------------------------------------------------------------------------------
Commercial Mortgage Services - 1.2% - (continued)
   LB Commercial Conduit Mortgage Trust,
      Series 1999-C1, Class A2,
      6.78%, 6/15/31                                            $ 65      $   71
   Morgan Stanley Dean Witter Capital I,
      Series 2001-TOP3, Class A4,
      6.39%, 7/15/33                                             130         141
   Wachovia Bank Commercial Mortgage Trust, Series
      2003-C5, Class A2,
      3.99%, 6/15/35                                             130         119
   Wachovia Bank Commercial Mortgage Trust, Series
      2003-C6, Class A4,
      5.13%, 8/15/35                                             115         114
--------------------------------------------------------------------------------
                                                                           1,672
--------------------------------------------------------------------------------
Credit Card - 0.2%
   Bank One Issuance Trust, Series 2003-A9, Class A9,
      3.86%, 6/15/11                                             215         213
   Citibank Credit Card Issuance Trust,
      Series 2003-A8, Class A8,
      3.50%, 8/16/10                                              65          64
--------------------------------------------------------------------------------
                                                                             277
--------------------------------------------------------------------------------
Home Equity - 0.7%
   Advanta Mortgage Loan Trust, Series 2000-1,
      Class A4,
      8.61%, 3/25/28                                              97         101
   Chase Funding Mortgage Loan Asset-Backed
      Certificates, Series 2003-4, Class 1A2,
      2.14%, 5/25/36                                              70          69
   Citifinancial Mortgage Securities, Inc.,
      Series 2003-3, Class AF2,
      3.08%, 8/25/33                                             100          99
   Countrywide Asset-Backed Certificates,
      Series 2003-5, Class AF2,
      3.04%, 4/25/25                                              80          80
   Residential Asset Mortgage Products, Inc.,
      Series 2003-RS10, Class AI3,
      3.58%, 3/25/28                                             150         149
   Residential Asset Mortgage Products, Inc.,
      Series 2004-RS5, Class AI3,
      4.48%, 9/25/29                                             200         200
   Residential Asset Securities Corp.,
      Series 2003-KS10, Class AI2,
      2.71%, 5/25/26                                             320         318
--------------------------------------------------------------------------------
                                                                           1,016
--------------------------------------------------------------------------------
Whole Loan - 0.3%
   Washington Mutual, Series 2003-AR7, Class A5,
      3.07%, 8/25/33                                            $170      $  166
   Washington Mutual, Series 2004-AR4, Class A6,
      3.81%, 6/25/34                                             320         309
--------------------------------------------------------------------------------
                                                                             475
--------------------------------------------------------------------------------
Total Asset-Backed Securities
--------------------------------------------------------------------------------
(Cost $4,276)                                                              4,233

--------------------------------------------------------------------------------
CORPORATE BONDS - 12.3%
--------------------------------------------------------------------------------
Auto Manufacturers - 0.3%
   DaimlerChrysler N.A. Holding Corp.,
      7.25%, 1/18/06                                             145         154
      7.30%, 1/15/12                                             115         125
      6.50%, 11/15/13                                            125         127
--------------------------------------------------------------------------------
                                                                             406
--------------------------------------------------------------------------------
Banks - 1.0%
   Bank of America Corp.,
      3.88%, 1/15/08                                             345         345
      3.25%, 8/15/08                                             215         208
      4.75%, 8/15/13 +                                            20          19
   FleetBoston Financial Corp.,
      3.85%, 2/15/08                                             155         154
   Marshall & Ilsley Corp.,
      5.75%, 9/1/06                                              155         164
   SunTrust Bank,
      6.38%, 4/1/11                                              140         151
   Wachovia Corp.,
      3.50%, 8/15/08                                             180         175
   Wells Fargo Bank,
      6.45%, 2/1/11                                              205         223
--------------------------------------------------------------------------------
                                                                           1,439
--------------------------------------------------------------------------------
Beverages - 0.1%
   Coca-Cola Enterprises, Inc.,
      5.38%, 8/15/06 +                                           110         115
--------------------------------------------------------------------------------
Commercial Services - 0.0%
   Deluxe Corp.,
      5.00%, 12/15/12                                             30          29
--------------------------------------------------------------------------------

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 82 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000 S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 12.3% - CONTINUED
--------------------------------------------------------------------------------
Computers - 0.1%
   International Business Machine Corp.,
      4.75%, 11/29/12 +                                        $120       $  117
--------------------------------------------------------------------------------
Diversified Financial Services - 5.9%
   Allstate Life Global Funding Trusts,
      4.50%, 5/29/09                                            190          190
   American General Finance Corp.,
      2.75%, 6/15/08 +                                           85           80
      5.38%, 10/1/12                                             70           70
   Boeing Capital Corp.,
      5.75%, 2/15/07 +                                          140          148
      5.80%, 1/15/13 +                                           85           86
   CIT Group, Inc.,
      5.00%, 2/13/14                                            135          127
   Citigroup, Inc.,
      5.75%, 5/10/06                                            440          464
      5.63%, 8/27/12                                            595          609
   Countrywide Home Loans, Inc.,
      5.50%, 8/1/06                                             235          246
      3.25%, 5/21/08 +                                           20           19
   Credit Suisse First Boston USA, Inc.,
      4.63%, 1/15/08                                            110          112
      6.50%, 1/15/12                                            140          150
      5.50%, 8/15/13                                             50           50
   Ford Motor Credit Co.,
      5.80%, 1/12/09 +                                          440          442
      7.38%, 2/1/11                                             440          463
   General Electric Capital Corp.,
      5.00%, 6/15/07                                            430          447
      4.25%, 1/15/08 +                                          125          126
      6.00%, 6/15/12                                            295          311
   General Motors Acceptance Corp.,
      6.13%, 8/28/07                                            100          104
      6.88%, 9/15/11                                            505          515
   Goldman Sachs Group, Inc.,
      6.88%, 1/15/11 +                                          160          175
      5.25%, 4/1/13                                             100           97
      5.50%, 11/15/14 +                                         110          107
   Household Finance Corp.,
      6.38%, 11/27/12                                           640          678
      4.75%, 7/15/13 +                                          170          160
   International Lease Finance Corp.,
      2.95%, 5/23/06 +                                         $ 50       $   50
      3.75%, 8/1/07                                             135          135
   John Deere Capital Corp.,
      3.90%, 1/15/08                                            130          130
   JP Morgan Chase & Co.,
      5.63%, 8/15/06                                             85           90
      3.50%, 3/15/09 +                                          145          139
      5.75%, 1/2/13 +                                           110          111
   Lehman Brothers Holdings, Inc.,
      6.25%, 5/15/06                                             30           32
      7.00%, 2/1/08                                             145          159
      6.63%, 1/18/12                                            275          297
   Morgan Stanley Dean Witter & Co.,
      6.10%, 4/15/06                                            190          201
      3.63%, 4/1/08                                             105          104
      4.75%, 4/1/14                                             245          225
   National Rural Utilities Cooperative Finance Corp.,
      6.00%, 5/15/06                                            205          217
      3.88%, 2/15/08                                            140          140
      4.75%, 3/1/14 +                                            80           76
   SLM Corp.,
      3.63%, 3/17/08                                            175          173
   Textron Financial Corp.,
      2.75%, 6/1/06                                              40           40
      5.88%, 6/1/07                                              35           37
--------------------------------------------------------------------------------
                                                                           8,332
--------------------------------------------------------------------------------
Electric - 0.5%
   Columbus Southern Power Co.,
      5.50%, 3/1/13                                              75           75
   Commonwealth Edison Co.,
      4.70%, 4/15/15                                            100           94
   Consolidated Edison Co. of New York,
      4.88%, 2/1/13                                              90           88
   Peco Energy Co.,
      3.50%, 5/1/08                                             115          113
   PSEG Power LLC,
      6.95%, 6/1/12                                              45           49
   Public Service Electric & Gas,
      4.00%, 11/1/08                                            255          252


See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 83 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (continued)

                                                              PRINCIPAL
                                                                AMOUNT     VALUE
                                                                (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 12.3% - CONTINUED
--------------------------------------------------------------------------------
Electric - 0.5% - (continued)
   Wisconsin Electric Power,
      4.50%, 5/15/13                                             $ 65     $   62
--------------------------------------------------------------------------------
                                                                             733
--------------------------------------------------------------------------------
Electrical Components & Equipment - 0.0%
   Emerson Electric Co., +
      5.00%, 12/15/14                                              55         54
--------------------------------------------------------------------------------
Environmental Control - 0.1%
   Waste Management, Inc.,
      6.38%, 11/15/12                                             100        105
--------------------------------------------------------------------------------
Food - 0.3%
   Albertson's, Inc.,
      7.50%, 2/15/11 +                                            140        157
   Kroger Co.,
      6.20%, 6/15/12                                              110        115
   Safeway, Inc.,
      6.50%, 3/1/11 +                                             200        212
--------------------------------------------------------------------------------
                                                                             484
--------------------------------------------------------------------------------
Forest Products & Paper - 0.1%
   International Paper Co.,
      6.75%, 9/1/11                                               120        130
--------------------------------------------------------------------------------
Home Builders - 0.1%
   KB Home, /(1)/
       5.75%, 2/1/14                                              130        119
--------------------------------------------------------------------------------
Insurance - 0.4%
   Marsh & McLennan Cos., Inc.,
      3.63%, 2/15/08 +                                             55         54
   Metlife, Inc.,
      5.38%, 12/15/12                                             100        101
   Principal Life Income Funding Trusts,
      3.20%, 4/1/09                                               100         95
      5.10%, 4/15/14                                              110        107
   Protective Life Secured Trust,
      3.70%, 11/24/08                                             105        103
   Prudential Financial, Inc.,
      3.75%, 5/1/08 +                                              45         45
--------------------------------------------------------------------------------
                                                                             505
--------------------------------------------------------------------------------
Media - 0.9%
   Comcast Cable Communications,
      6.38%, 1/30/06 +                                            150        158
      6.75%, 1/30/11 +                                            265        286
   COX Communications, Inc.,
      7.13%, 10/1/12 +                                             85         93
   News America Holdings, Inc.,
      7.60%, 10/11/15 +                                          $150     $  171
   Reed Elsevier Capital, Inc.,
      6.13%, 8/1/06                                               105        113
   Time Warner, Inc.,
      6.15%, 5/1/07                                               105        111
      6.75%, 4/15/11 +                                            250        270
--------------------------------------------------------------------------------
                                                                           1,202
--------------------------------------------------------------------------------
Mining - 0.0%
   Alcoa, Inc.,
      5.88%, 6/1/06                                                50         53
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 0.1%
   General Electric Co.,
      5.00%, 2/1/13                                               210        206
--------------------------------------------------------------------------------
Office/Business Equipment - 0.1%
   Pitney Bowes, Inc.,
      3.88%, 6/15/13                                               90         82
--------------------------------------------------------------------------------
Oil & Gas - 0.5%
   ConocoPhillips,
      4.75%, 10/15/12                                             110        107
   Devon Financing Corp. ULC,
      6.88%, 9/30/11                                              130        142
   Marathon Oil Corp.,
      6.00%, 7/1/12                                               100        104
   Pemex Project Funding Master Trust,
      7.38%, 12/15/14                                             130        134
   Valero Energy Corp.,
      6.88%, 4/15/12                                              140        152
--------------------------------------------------------------------------------
                                                                             639
--------------------------------------------------------------------------------
Pipelines - 0.2%
   Consolidated Natural Gas Co.,
      5.38%, 11/1/06                                              135        141
   Duke Capital LLC,
      5.50%, 3/1/14                                               170        161
--------------------------------------------------------------------------------
                                                                             302
--------------------------------------------------------------------------------
Retail - 0.3%
   Office Depot, Inc.,
      6.25%, 8/15/13                                              105        108
   Staples, Inc.,
      7.38%, 10/1/12                                              130        146

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 84 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

--------------------------------------------------------------------------------
                                                        MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)    (000S)
--------------------------------------------------------------------------------
CORPORATE BONDS - 12.3% - CONTINUED
--------------------------------------------------------------------------------
Retail - 0.3% - (continued)
   Target Corp.,
      5.38%, 6/15/09 +                                         $  185    $  193
--------------------------------------------------------------------------------
                                                                            447
--------------------------------------------------------------------------------
Savings & Loans - 0.1%
   Washington Mutual Bank FA,
      6.88%, 6/15/11 +                                            125       138
--------------------------------------------------------------------------------
Telecommunications - 0.9%
   Sprint Capital Corp.,
      7.63%, 1/30/11                                              360       400
   Verizon of New England, Inc.,
      6.50%, 9/15/11                                              520       553
   Verizon Wireless Capital LLC,
      5.38%, 12/15/06                                             225       236
--------------------------------------------------------------------------------
                                                                          1,189
--------------------------------------------------------------------------------
Transportation - 0.3%
   Caliber System, Inc.,
      7.80%, 8/1/06                                                80         87
   CSX Corp.,
      6.75%, 3/15/11 +                                             65         70
   FedEx Corp., /(1)/
      2.65%, 4/1/07                                               260        253
--------------------------------------------------------------------------------
                                                                             410
--------------------------------------------------------------------------------
Total Corporate Bonds
--------------------------------------------------------------------------------
(Cost $17,471)                                                            17,236

--------------------------------------------------------------------------------
FOREIGN ISSUER BONDS - 1.4%
--------------------------------------------------------------------------------
Banks - 0.1%
   National Westminster Bank PLC,
      7.38%, 10/1/09                                               85         97
--------------------------------------------------------------------------------
Beverages - 0.1%
   Diageo Capital PLC,
      3.38%, 3/20/08                                              125        122
--------------------------------------------------------------------------------
Mining - 0.0%
   BHP Billiton Finance USA Ltd.,
      4.80%, 4/15/13 +                                             30         29
--------------------------------------------------------------------------------
Miscellaneous Manufacturing - 0.2%
   Ingersoll-Rand Co.,
      6.25%, 5/15/06                                              210        223
--------------------------------------------------------------------------------
Oil & Gas - 0.0%
   EnCana Corp.,
      4.75%, 10/15/13 +                                            50         47
--------------------------------------------------------------------------------
Regional - 0.1%
   Province of Ontario, +
      3.50%, 9/17/07                                           $  185    $   184
--------------------------------------------------------------------------------
Telecommunications - 0.9%
   British Telecommunications PLC,
      8.38%, 12/15/10                                             215        252
   France Telecom,
      9.00%, 3/1/11                                               375        434
   Royal KPN N.V.,
      8.00%, 10/1/10                                              125        145
   Telecom Italia Capital S.A., /(1)/
      5.25%, 11/15/13                                             130        126
   Telefonica Europe BV,
      7.75%, 9/15/10                                              110        126
   Telefonos de Mexico S.A. de CV,
      4.50%, 11/19/08                                             100         97
   Telstra Corp. Ltd.,
      6.38%, 4/1/12                                                75         81
--------------------------------------------------------------------------------
                                                                           1,261
--------------------------------------------------------------------------------
Total Foreign Issuer Bonds
--------------------------------------------------------------------------------
(Cost $2,018)                                                              1,963

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 6.2%/(2)/
--------------------------------------------------------------------------------
Fannie Mae - 4.3%
      1.88%, 9/15/05                                              430        428
      2.13%, 4/15/06 +                                          1,535      1,518
      2.63%, 11/15/06 +                                           660        652
      3.75%, 5/17/07 +                                            320        321
      3.25%, 8/15/08                                              195        189
      6.63%, 11/15/10 +                                           260        288
      6.00%, 1/18/12                                              915        931
   Pool #703439,
      5.00%, 6/1/18                                               244        245
   Pool #725012,
      5.00%, 11/1/18                                              179        179
   Pool #767058,
      5.00%, 3/1/19                                                20         20
   Pool #771868,
      5.00%, 4/1/34                                               446        429

See Notes to the Financial Statements.

             NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 85 EQUITY PORTFOLIOS

-----------------
EQUITY PORTFOLIOS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
BALANCED PORTFOLIO (continued)

                                                             PRINCIPAL
                                                               AMOUNT     VALUE
                                                               (000S)     (000S)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 6.2%/(2)/ - CONTINUED
--------------------------------------------------------------------------------
Fannie Mae - 4.3% - (continued)
   Pool #780968,
      5.00%, 6/1/19                                            $  780     $  781
--------------------------------------------------------------------------------
                                                                           5,981
--------------------------------------------------------------------------------
Freddie Mac - 1.9%
      3.88%, 2/15/05 +                                             50         51
      2.88%, 9/15/05 +                                            325        328
      2.88%, 12/15/06                                           1,140      1,132
      4.88%, 3/15/07 +                                            725        755
      4.75%, 12/8/10 +                                            295        291
      4.88%, 11/15/13                                             120        117
--------------------------------------------------------------------------------
                                                                           2,674
--------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------
(Cost $8,701)                                                              8,655

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 4.1%
--------------------------------------------------------------------------------
U.S. Treasury Notes - 4.1%
      1.63%, 4/30/05 +                                          2,465      2,462
      6.75%, 5/15/05 +                                             15         16
      1.13%, 6/30/05 +                                            140        139
      2.00%, 8/31/05 +                                            590        590
      1.63%, 2/28/06 +                                            825        814
      1.50%, 3/31/06 +                                            160        157
      2.38%, 8/15/06 +                                            200        199
      2.63%, 11/15/06 +                                           330        328
      3.00%, 11/15/07 +                                           290        288
      2.63%, 5/15/08 +                                            100         97
      2.63%, 3/15/09 +                                             50         47
      5.00%, 2/15/11 +                                             75         78
      4.25%, 11/15/13 +                                           620        601
--------------------------------------------------------------------------------
                                                                           5,816
--------------------------------------------------------------------------------
Total U.S. Government Obligations
--------------------------------------------------------------------------------
(Cost $5,851)                                                              5,816

                                                               NUMBER      VALUE
                                                             OF SHARES    (000S)
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 12.5%
--------------------------------------------------------------------------------
   Northern Institutional Funds -
      Liquid Assets Portfolio/(3)/                          15,435,603   $15,436
   SPDR Trust Series 1 +                                        18,250     2,060
--------------------------------------------------------------------------------
Total Investment Companies
--------------------------------------------------------------------------------
(Cost $17,453)                                                            17,496

                                                           PRINCIPAL
                                                             AMOUNT      VALUE
                                                             (000S)     (000S)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 1.7%
--------------------------------------------------------------------------------
   Fifth Third Bank, Grand Cayman,
      Eurodollar Time Deposit,
      1.03%, 6/1/04                                            $2,423      2,423
--------------------------------------------------------------------------------
Total Short-Term Investment
--------------------------------------------------------------------------------
(Cost $2,423)                                                            2,423

--------------------------------------------------------------------------------
Total Investments - 109.0%
--------------------------------------------------------------------------------
(Cost $147,797)                                                         153,185
   Liabilities less Other Assets - (9.0)%                               (12,653)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                    $140,532

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the value of these securities amounted to approximately $966,000 or 0.7% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
/(3)/ Investment relates to cash collateral received from portfolio securities loaned.

*    Non-Income Producing Security
+    Security is either wholly or partially on loan.

See Notes to the Financial Statements.

EQUITY PORTFOLIOS 86 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----
       NOTES TO THE FINANCIAL STATEMENTS
                                                       MAY 31, 2004 (UNAUDITED)




1   ORGANIZATION
Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 23 portfolios (the "Portfolios"), each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The International Growth, International Equity Index, Small Company Growth, Small Company Index, Mid Cap Growth, Focused Growth, Diversified Growth, Equity Index and Balanced Portfolios are separate investment portfolios of the Trust, all of which are diversified portfolios.

Northern Trust Investments, N.A. ("NTI") (formerly known and conducting business as Northern Trust Investments, Inc.), and Northern Trust Global Investments (Europe) Limited ("NTGIE"), each a direct or indirect subsidiary of The Northern Trust Company ("Northern Trust"), serve jointly as the investment advisers of the International Growth and Balanced Portfolios. NTI serves as the investment adviser for each of the other Portfolios. Northern Trust is the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor. Presented herein are the financial statements for the equity portfolios.

Each of the equity Portfolios is authorized to issue three classes: Class A, C and D. Each class is distinguished by the level of administrative, liaison and transfer agent services provided. As of May 31, 2004, Class A, Class C and Class D shares are outstanding for certain Portfolios.

2   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A) VALUATION OF SECURITIES - Securities are valued at their fair value. Securities traded on U.S. securities exchanges or in the Nasdaq National Market System are principally valued at the regular trading session closing price on the exchange or system in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the Nasdaq National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined taking into account securities prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities. The values of securities of foreign issuers are generally based upon market quotations which, depending upon local convention or regulation, may be the last sale price, the last bid or asked price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Shares of open-end investment companies are valued at net asset value. Spot and forward currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided prices, as are swaps, caps, collars, and floors. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments are valued at amortized cost, which the investment advisers have determined, pursuant to Board authorization, approximates fair value. Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by the investment advisers under the supervision of the Board of Trustees. The Trust, in its discretion, may make adjustments to the prices of securities held by a Portfolio if an event occurs after the publication of market values normally used by a Portfolio but before the time as of which the Portfolio calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance. This may occur particularly with respect to certain foreign securities held by a Portfolio, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Portfolio's NAV is calculated. The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 87 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)



than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS - Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Portfolio and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.

At May 31, 2004, the International Equity Index, Small Company Index and Equity Index Portfolios had entered into exchange-traded long futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at May 31, 2004, was approximately $484,000, $150,000 and $714,000, respectively.

C) FOREIGN CURRENCY TRANSLATIONS - Values of investments denominated in foreign currencies are converted into U.S. dollars using the forward rates on the London exchange normally as of approximately 10:00 a.m. CST. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gains (losses) on investments.

D) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

E) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

F) EXPENSES - Expenses arising in connection with a specific Portfolio are charged to that Portfolio. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

G) PORTFOLIO SECURITIES LOANED - Certain Portfolios participate in Northern Trust's securities lending program and have loaned a portion of their investment portfolios to securities lending borrowers (e.g., brokers approved by Northern Trust) as of May 31, 2004. Northern Trust receives collateral for the Portfolios, generally consisting of cash, government securities and letters of credit, from the borrowers on behalf of the participating Portfolios in connection with such loans. Pursuant to an Exemptive Order granted by the Securities and Exchange Commission in August, 2001, each of the Portfolios has invested cash collateral in Northern Institutional Funds -- Liquid Assets Portfolio, one of the Trust's money market funds. Non-cash collateral is held in custody for the Portfolios. Each Portfolio's percentage of ownership in the Liquid Assets Portfolio is less than 5%. The value of the collateral is monitored daily to ensure the value of such collateral meets or exceeds the value of the securities loaned (105% for international securities and 102% for domestic securities). However, in the event of default

EQUITY PORTFOLIOS 88 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)



or bankruptcy by the borrowing party under the securities lending agreements, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolios continue to earn income on portfolio securities loaned, and receive compensation for lending their securities in the form of income earned on invested cash collateral and fees paid on non-cash collateral. Income earned by the Portfolios from securities lending is based on the amount and type of securities loaned, the length of the borrowing period and other factors. The Portfolios pay fees to Northern Trust for administering the securities lending program. Income (net of fees) is disclosed as investment income on each Portfolio's Statement of Operations.

The fair value of securities loaned to borrowers and the value of collateral received from such borrowers and held on behalf of the Portfolios as of May 31, 2004, were as follows:

                                              CASH     NON-CASH
                                   FAIR    COLLATERAL COLLATERAL   FEES
                                 VALUE OF   HELD ON    HELD ON   EARNED BY
                                SECURITIES BEHALF OF  BEHALF OF  NORTHERN
     Amounts in thousands         LOANED   PORTFOLIO  PORTFOLIO    TRUST
     ---------------------------------------------------------------------
     International Growth        $11,483    $12,076       $ --      $7
     International Equity Index    8,761      8,324        892       5
     Small Company Growth          8,505      8,008        699       6
     Small Company Index          30,270     30,637        510      11
     Mid Cap Growth                5,024      4,592        545       2
     Focused Growth               19,011      5,904     13,474       5
     Diversified Growth            5,638      4,815        954       1
     Equity Index                 82,929     51,751     33,288      12
     Balanced                     25,284     15,436     10,398       4
     ---------------------------------------------------------------------

The following Portfolios had loaned securities in excess of 5% of net assets to the following individual broker/dealer at May 31, 2004. No other loans to individual broker/dealer exceeded 5% of each respective Portfolio's net assets as of May 31, 2004.

                                                          % OF SECURITIES
                                                            LOANED WITH
                                                              RESPECT
      PORTFOLIO                    BROKER/DEALER           TO NET ASSETS
      -------------------------------------------------------------------
      Small Company Growth Deutsche Bank Securities, Inc.       7.0%
                           Goldman, Sachs & Co.                 6.8%
                           Morgan Stanley & Co. Inc.            6.8%
      Small Company Index  Credit Suisse First Boston LLC       9.0%
                           Deutsche Bank Securities, Inc.       6.4%
      Mid Cap Growth       Morgan Stanley & Co. Inc.            5.5%
      -------------------------------------------------------------------

H) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                      ------------------------------------
                      International Growth        Annually
                      International Equity Index  Annually
                      Small Company Growth        Annually
                      Small Company Index         Annually
                      Mid Cap Growth              Annually
                      Focused Growth              Annually
                      Diversified Growth          Annually
                      Equity Index               Quarterly
                      Balanced                   Quarterly
                      ------------------------------------

Each Portfolio's net realized capital gains, if any, are declared and paid at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with GAAP. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset values of the Portfolios.

I) FEDERAL INCOME TAXES - It is each Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

For the period subsequent to October 31, 2003, through the fiscal year end, Equity Index Portfolio incurred a net capital loss which the Portfolio intends to treat as having been incurred in the following fiscal year of approximately $32,000.

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 89 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




At November 30, 2003, the capital loss carryforwards for U.S. federal income tax purposes and their respective years of expiration were as follows (in thousands):

                         NOVEMBER 30, NOVEMBER 30, NOVEMBER 30, NOVEMBER 30,
    Amounts in thousands     2008         2009         2010         2011
    ------------------------------------------------------------------------
    International Growth     $ --       $45,530      $24,623         $ --
    International Equity
     Index                     --            --       11,608           --
    Small Company
     Growth                   309        19,157        6,855           --
    Small Company Index        --         6,780       32,262       13,094
    Mid Cap Growth             --         9,068        4,316           --
    Focused Growth             --        48,238       36,803           --
    Diversified Growth         --         3,110          919        2,421
    Balanced                   --         1,467        2,286          957
    ------------------------------------------------------------------------

The Portfolios in the above table may offset future capital gains with these capital loss carryforwards.

At November 30, 2003, the tax components of undistributed net investment income and realized gains were as follows:

                                              UNDISTRIBUTED
                                          ----------------------
                                          ORDINARY   LONG-TERM
               Amounts in thousands       INCOME*  CAPITAL GAINS
               -------------------------------------------------
               International Growth         $420       $ --
               International Equity Index  1,840         --
               Small Company Index           887         --
               Diversified Growth            311         --
               Equity Index                  196        400
               Balanced                       37         --
               -------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The taxable character of distributions paid during the fiscal year ended November 30, 2003, were as follows:

                                            DISTRIBUTIONS FROM
                                          ----------------------
                                          ORDINARY   LONG-TERM
               Amounts in thousands       INCOME*  CAPITAL GAINS
               -------------------------------------------------
               International Growth        $1,226       $ --
               International Equity Index   1,510         --
               Small Company Index          1,621         --
               Diversified Growth             368         --
               Equity Index                12,896     14,404
               Balanced                     1,672         --
               -------------------------------------------------

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

3   ADVISORY, TRANSFER AGENCY AND CUSTODIAN
    AGREEMENTS
As compensation for advisory services and assumption of related expenses, the investment advisers are entitled to receive a fee, calculated daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Portfolio's respective average daily net assets). For the six months ended May 31, 2004, the investment advisers voluntarily agreed to waive a portion of the advisory fee as shown on the accompanying Statements of Operations.

The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the six months ended May 31, 2004, are as follows:

                                        ANNUAL     LESS  ADVISORY FEE
                                     ADVISORY FEE WAIVER AFTER WAIVER
          -----------------------------------------------------------
          International Growth           0.90%     0.10%     0.80%
          International Equity Index     0.35      0.10      0.25
          Small Company Growth           0.95      0.15      0.80
          Small Company Index            0.30      0.10      0.20
          Mid Cap Growth                 0.90      0.10      0.80
          Focused Growth                 0.85      0.10      0.75
          Diversified Growth             0.75      0.10      0.65
          Equity Index                   0.20      0.10      0.10
          Balanced                       0.60      0.10      0.50
          -----------------------------------------------------------

The waivers described above are voluntary and may be terminated at any time.

As compensation for the services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.01%, 0.10% and 0.15% of the average daily net assets of the outstanding Class A, C and D shares, respectively, for the Portfolios.

Class specific Transfer Agent Fees for the six months ended May 31, 2004, were as follows:

               Amounts in thousands       CLASS A CLASS C CLASS D
               --------------------------------------------------
               International Growth         $8     $ --    $ --
               International Equity Index    3       --      --
               Small Company Growth          1       --      --
               Small Company Index           4       --      --
               Mid Cap Growth                1        2      --
               Focused Growth               10        8       1
               Diversified Growth            3       --      --
               Equity Index                 35       14       8
               Balanced                      7        2      --
               --------------------------------------------------

EQUITY PORTFOLIOS 90 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)




For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Portfolios have entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. Custodian credits, if any, are reflected in the Portfolios' Statements of Operations.

4   ADMINISTRATION, DISTRIBUTION AND OTHER
    AGREEMENTS
NTI and PFPC, the co-administrators of the Portfolios, are entitled to a monthly co-administration fee at an annual rate of 0.10% (0.15% in the case of the International Growth and International Equity Index Portfolios) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI or NTGIE for their duties as investment advisers and Northern Trust for its duties as transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and other extraordinary expenses), exceed on an annualized basis 0.10% of a Portfolio's average daily net assets (0.25% for the International Growth and International Equity Index Portfolios), the co-administrators will reimburse each Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2004, under such arrangements, are shown in the accompanying Statements of Operations.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation under its distribution agreement.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statements of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2004, the amounts payable were approximately $3,000 for the Equity Index Portfolio and $1,000 for each of the other Portfolios.

5   SHAREHOLDER SERVICING PLAN
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.15% and 0.25% of the average daily net assets of the outstanding Class C and D shares, respectively.

Class specific Shareholder Servicing Fees for the six months ended May 31, 2004, were as follows:

                      Amounts in thousands CLASS C CLASS D
                      ------------------------------------
                      International Growth  $ --     $1
                      Mid Cap Growth           3     --
                      Focused Growth          12      2
                      Diversified Growth      --      1
                      Equity Index            22     13
                      Balanced                 3      1
                      ------------------------------------

6   INVESTMENT TRANSACTIONS
For the six months ended May 31, 2004, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments), for the Portfolios were as follows:

                                       PURCHASES            SALES
                                   ------------------ ------------------
                                      U.S.               U.S.
         Amounts in thousands      GOVERNMENT  OTHER  GOVERNMENT  OTHER
        ----------------------------------------------------------------
        International Growth           $ --   $80,007     $ --   $88,385
        International Equity Index       --     1,417       --     5,285
        Small Company Growth             --    48,786       --    56,720
        Small Company Index              --     2,754       --     7,011
        Mid Cap Growth                   --    22,536       --    27,802
        Focused Growth                   --   196,696       --   212,474
        Diversified Growth               --    25,573       --    37,054
        Equity Index                     --    68,682       --    66,197
        Balanced                     23,392    67,926   32,810    53,283
        ----------------------------------------------------------------

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 91 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----
       NOTES TO THE FINANCIAL STATEMENTS (continued)




At May 31, 2004, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation) and the cost basis of securities were as follows:

                                                   NET
                                                  APPRE-
                           UNREALIZED UNREALIZED CIATION     COST
                            APPRECIA- DEPRECIA-  (DEPRE-   BASIS OF
Amounts in thousands          TION       TION    CIATION) SECURITIES
--------------------------------------------------------------------
International Growth        $19,858    $(1,675)  $18,183   $129,462
International Equity Index   14,947       (543)   14,404     59,548
Small Company Growth          2,676       (836)    1,840     30,003
Small Company Index          23,776     (3,082)   20,694     82,021
Mid Cap Growth                3,100       (919)    2,181     28,354
Focused Growth               21,734     (1,480)   20,254    212,088
Diversified Growth            5,456     (1,593)    3,863     50,778
Equity Index                130,233    (32,173)   98,060    668,732
Balanced                      8,724     (3,336)    5,388    147,797
--------------------------------------------------------------------

7   BANK LOANS
The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Inter Bank Offer
Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement.

As of May 31, 2004, Mid Cap Growth Portfolio had an outstanding loan in the amount of $300,000. This amount is included in "Other Liabilities" on the Statements of Assets and Liabilities. The effective interest rate for the outstanding loan was 1.52%.

Interest expense for the six months ended May 31, 2004, was approximately $1,000, $1,000, $1,000, $1,000 and $2,000 for the International Growth,
International Equity Index, Small Company Growth, Mid Cap Growth and Diversified Growth Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.

8   CAPITAL SHARE TRANSACTIONS
Transactions in Class A shares for the six months ended May 31, 2004, were as follows:

                                                                   NET
                                       REINVESTED                INCREASE
     Amounts in thousands       SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
     ---------------------------------------------------------------------
     International Growth       4,202       67         5,228        (959)
     International Equity Index 1,610      178         1,474         314
     Small Company Growth         412       --         1,413      (1,001)
     Small Company Index          639       60         1,088        (389)
     Mid Cap Growth               149       --           765        (616)
     Focused Growth             1,437       --         2,571      (1,134)
     Diversified Growth           259       35         1,817      (1,523)
     Equity Index               6,383      349         6,806         (74)
     Balanced                   1,148       77           836         389
     ---------------------------------------------------------------------

Transactions in Class A shares for the fiscal year ended November 30, 2003, were as follows:

                                                                    NET
                                        REINVESTED                INCREASE
     Amounts in thousands       SALES  DISTRIBUTIONS REDEMPTIONS (DECREASE)
     ----------------------------------------------------------------------
     International Growth        8,981       103       11,509      (2,425)
     International Equity Index  5,620       138        9,926      (4,168)
     Small Company Growth          932        --        1,538        (606)
     Small Company Index         1,843       162       14,196     (12,191)
     Mid Cap Growth                355        --          904        (549)
     Focused Growth              6,272        --        7,265        (993)
     Diversified Growth          1,786        40        4,173      (2,347)
     Equity Index               13,249     2,090       33,224     (17,885)
     Balanced                    4,166       152        1,544       2,774
     ----------------------------------------------------------------------

Transactions in Class C shares for the six months ended May 31, 2004, were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands  SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
       -----------------------------------------------------------------
          Mid Cap Growth       157       --            86         71
          Focused Growth        55       --            77        (22)
          Equity Index         234       14           213         35
          Balanced             349        2            28        323
       -----------------------------------------------------------------

EQUITY PORTFOLIOS 92 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                       MAY 31, 2004 (UNAUDITED)




Transactions in Class C shares for the fiscal year ended November 30, 2003, were as follows:

                                                                 NET
                                     REINVESTED                INCREASE
        Amounts in thousands  SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
       -----------------------------------------------------------------
          Mid Cap Growth       349        --           172         177
          Focused Growth       910        --           165         745
          Equity Index         641       127         2,563      (1,795)
          Balanced              38         1            26          13
       -----------------------------------------------------------------

Transactions in Class D shares for the six months ended May 31, 2004, were as follows:

                                                                   NET
                                       REINVESTED                INCREASE
     Amounts in thousands       SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
     ---------------------------------------------------------------------
     International Growth         31       --           12          19
     International Equity Index    3       --           --           3
     Small Company Growth          1       --            5          (4)
     Small Company Index          11       --           --          11
     Mid Cap Growth               22       --            8          14
     Focused Growth               27       --           81         (54)
     Diversified Growth           13       --            5           8
     Equity Index                371        3           85         289
     Balanced                     13       --            2          11
     ---------------------------------------------------------------------

Transactions in Class D shares for the fiscal year ended November 30, 2003, were as follows:

                                                                NET
                                    REINVESTED                INCREASE
        Amounts in thousands SALES DISTRIBUTIONS REDEMPTIONS (DECREASE)
        ---------------------------------------------------------------
        International Growth   14       --           189        (175)
        Small Company Growth    2       --            --           2
        Small Company Index     1       --            --           1
        Mid Cap Growth         19       --            17           2
        Focused Growth         88       --            20          68
        Diversified Growth     14       --            15          (1)
        Equity Index          218       14           114         118
        Balanced                5       --             7          (2)
        ---------------------------------------------------------------

            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 93 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----



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EQUITY PORTFOLIOS 94 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                      ---------------------------------------------------------
                                                              EQUITY PORTFOLIOS
                                                                           ----



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            NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 95 EQUITY PORTFOLIOS

---------------------------------------------------------
    EQUITY PORTFOLIOS
----



                      THIS PAGE INTENTIONALLY LEFT BLANK

EQUITY PORTFOLIOS 96 NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT

                                                               NIF SAR EQTY 7/04
--------------------------------------------------------------------------------

(C)2004 Northern Institutional Funds
Northern Funds Distributors, LLC, not affiliated with Northern Trust   ----------------
                                                                           PRESORTED
                                                                           STANDARD
                                                                         U.S. POSTAGE
                                                                             PAID
                                                                       CAROL STREAM, IL
                                                                         PERMIT NO. 1
                                                                       ----------------

50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/637-1380
northerninstitutionalfunds.com

NORTHERN(R)
INSTITUTIONAL FUNDS

Managed by
[LOGO] Northern Trust

                                                                    MAY 31, 2004

                                                               semiannual report
--------------------------------------------------------------------------------

                                                                        NORTHERN
                                                             INSTITUTIONAL FUNDS
                                                         LIQUID ASSETS PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUST NORTHERN for investment solutions
--------------------------------------------------------------------------------
                                                                NORTHERN(SM)
                                                           ---------------------
                                                             INSTITUTIONAL FUNDS
                                                           ---------------------
                                                                  Managed by
                                                           [LOGO] Northern Trust

                                                         LIQUID ASSETS PORTFOLIO

TABLE OF CONTENTS

                                NOT FDIC INSURED
--------------------------------------------------------------------------------
                        May lose value/No bank guarantee
--------------------------------------------------------------------------------

The report has been prepared for the general information of Northern Institutional Funds Liquid Assets Portfolio shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Institutional Funds Liquid Assets Portfolio prospectus, which contains more complete information about Northern Institutional Funds' Liquid Assets Portfolio investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

Investments in the Portfolio are not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money by investing.

A description of Northern Institutional Funds' Proxy Voting Policies and Procedures is available upon request and without charge by visiting Northern Institutional Funds' Web site at northerninstitutionalfunds.com or the Securities and Exchange Commission's Web site at sec.gov or by calling 800/621-1911.

Northern Funds Distributors, LLC, not affiliated with Northern Trust.

   2     STATEMENT OF ASSETS AND LIABILITIES

   3     STATEMENT OF OPERATIONS

   4     STATEMENT OF CHANGES IN NET ASSETS

   5     FINANCIAL HIGHLIGHTS

   6     SCHEDULE OF INVESTMENTS

   9     ABBREVIATIONS AND OTHER INFORMATION

  10     NOTES TO THE FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 1 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES                     MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        LIQUID
 Amounts in thousands,                                                  ASSETS
 except per share data                                                 PORTFOLIO

--------------------------------------------------------------------------------
 ASSETS:
 Investments, at amortized cost                                       $1,171,635
 Repurchase agreements, at cost which approximates fair value            513,429
 Interest income receivable                                                  933
 Receivable from affiliated administrator                                      7
 Prepaid and other assets                                                      3
 Total Assets                                                          1,686,007
--------------------------------------------------------------------------------

 LIABILITIES:
 Distributions payable to shareholders                                     1,391
 Accrued co-administration fees                                              142
 Accrued registration fees and other liabilities                              12
 Total Liabilities                                                         1,545
--------------------------------------------------------------------------------

 Net Assets                                                           $1,684,462
--------------------------------------------------------------------------------

 ANALYSIS OF NET ASSETS:
 Capital stock                                                        $1,684,367
 Accumulated undistributed net investment income                              98
 Accumulated net realized loss                                                (3)
 Net Assets                                                           $1,684,462
--------------------------------------------------------------------------------

 TOTAL SHARES OUTSTANDING (NO PAR VALUE, UNLIMITED SHARES
  AUTHORIZED)                                                          1,684,366
 NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE             $     1.00

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 2 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

STATEMENT OF OPERATIONS                SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)

                                                                         LIQUID
 Amounts in thousands                                                    ASSETS
                                                                       PORTFOLIO

--------------------------------------------------------------------------------
 INVESTMENT INCOME:
 Interest income                                                        $ 8,280
 EXPENSES:
 Investment advisory fees                                                 1,908
 Co-administration fees                                                     763
 Custody                                                                    101
 Transfer agent fees                                                          1
 Printing                                                                     4
 Professional fees                                                           15
 Trustee fees and expenses                                                   11
 Other                                                                        8
--------------------------------------------------------------------------------

 Total Expenses:                                                          2,811
  Less voluntary waivers of
   Investment advisory fees                                              (1,908)
   Custody fees                                                            (100)
   Transfer agent fees                                                       (1)
  Less expenses reimbursed by
   Administrator                                                            (37)
  Less custodian credits                                                     (1)
  Net Expenses                                                              764
--------------------------------------------------------------------------------

 NET INVESTMENT INCOME                                                    7,516
--------------------------------------------------------------------------------

 NET REALIZED GAIN:
 Net realized gain on investments                                             3
  Net Gain on Investments                                                     3
--------------------------------------------------------------------------------

 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ 7,519

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 3 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS     SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                          OR FISCAL YEAR ENDED NOVEMBER 30, 2003

                                                                LIQUID
                                                                ASSETS
                                                               PORTFOLIO
 Amounts in thousands                                     2004            2003

--------------------------------------------------------------------------------
 OPERATIONS:
 Net investment income                                 $     7,516   $    11,524
 Net realized gain (loss) on investment transactions             3            (6)
  Net Increase in Net Assets Resulting from                  7,519        11,518
  Operations
--------------------------------------------------------------------------------

 CAPITAL SHARE TRANSACTIONS: /(1)/
 Proceeds from shares sold                               7,061,970     8,538,168
 Payments for shares redeemed                           (6,679,446)   (8,007,193)
  Net Increase in Net Assets Resulting from Capital
  Share Transactions                                       382,524       530,975
--------------------------------------------------------------------------------

 DISTRIBUTIONS PAID:
 From net investment income                                 (7,516)      (11,524)
  Total Distributions Paid                                  (7,516)      (11,524)
--------------------------------------------------------------------------------

 TOTAL INCREASE IN NET ASSETS                              382,527       530,969
 NET ASSETS:
 Beginning of period                                     1,301,935       770,966
 End of period                                         $ 1,684,462   $ 1,301,935
--------------------------------------------------------------------------------

 ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME       $        98   $        98
--------------------------------------------------------------------------------

/(1)/ The number of shares sold and redeemed approximates the dollar amount of transactions.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 4 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

FINANCIAL HIGHLIGHTS                   SIX MONTHS ENDED MAY 31, 2004 (UNAUDITED)
                                              OR FISCAL YEARS ENDED NOVEMBER 30,

                                                                 LIQUID
                                                                 ASSETS
                                                               PORTFOLIO
 Selected per share data                    2004 /(3)/      2003        2002     2001 /(4)/

-------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD       $     1.00   $     1.00   $   1.00    $   1.00
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income                              --         0.01       0.02        0.01
  Total Income from Investment Operations           --         0.01       0.02        0.01
-------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS PAID:
  From net investment income                        --        (0.01)     (0.02)      (0.01)
   Total Distributions Paid                         --        (0.01)     (0.02)      (0.01)
-------------------------------------------------------------------------------------------

 Net Asset Value, End of Period             $     1.00   $     1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------

 TOTAL RETURN /(1)/                               0.49%        1.16%      1.96%       0.90%
 SUPPLEMENTAL DATA AND RATIOS:
 Net assets, in thousands, end of period    $1,684,462   $1,301,935   $770,966    $617,093
 Ratio to average net assets of: /(2)/
  Expenses, net of waivers and
   reimbursements                                 0.10%        0.10%      0.10%       0.10%
  Expenses, before waivers and
   reimbursements                                 0.37%        0.37%      0.38%       0.39%
  Net investment income, net of waivers
   and reimbursements                             0.99%        1.13%      1.93%       3.01%
  Net investment income, before waivers
   and reimbursements                             0.72%        0.86%      1.65%       2.72%

/(1)/ Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
/(2)/ Annualized for periods less than one year.
/(3)/ Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.
/(4)/ For the period August 15, 2001 (commencement of operations) through
     November 30, 2001.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 5 LIQUID ASSETS PORTFOLIO

                                                         -----------------------
                                                         LIQUID ASSETS PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO

                                                            PRINCIPAL
                                                             AMOUNT       VALUE
                                                             (000S)       (000S)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 10.3%
--------------------------------------------------------------------------------
Domestic Depository Institutions - 1.6%
   HSBC Bank USA,
      1.12%, 8/9/04                                          $ 2,000    $  2,000
   Washington Mutual Bank FA, Stockton, CA,
      1.05%, 6/23/04                                           2,000       2,000
      1.07%, 6/30/04                                           3,000       3,000
   Wells Fargo Bank, N.A., San Francisco, CA,
      1.04%, 6/23/04                                          10,000      10,000
      1.05%, 6/28/04                                          10,000      10,000
--------------------------------------------------------------------------------
                                                                          27,000
--------------------------------------------------------------------------------
Foreign Depository Institutions - 8.7%
   Barcalys Bank PLC, New York Branch, FRN,
      1.03%, 6/11/04                                          10,000       9,998
      1.03%, 6/28/04                                          15,000      14,997
   BNP Paribas, London Branch,
      1.40%, 8/5/04                                            5,000       5,000
   BNP Paribas, New York Branch,
      1.03%, 6/24/04, FRN                                     20,000      19,997
      1.25%, 7/20/04                                           2,000       2,000
   CALYON, London Branch,
      1.13%, 8/10/04                                           4,000       4,000
   CALYON, New York Branch,
      1.29%, 12/31/04                                          3,000       3,000
   CIBC, New York Branch, FRN,
      1.04%, 6/29/04                                          15,000      14,998
   Credit Industriel et Commercial, New York Branch,
      1.08%, 7/15/04                                          10,000      10,000
   Deutsche Bank, New York Branch,
      1.10%, 8/4/04                                            7,000       7,000
   Lloyds TSB Bank, New York Branch, FRN,
      1.01%, 6/29/04                                          15,000      14,995
   Nordea Bank, New York Branch, FRN,
      1.05%, 6/9/04                                            5,000       4,999
      1.04%, 6/21/04                                          10,000       9,999
   Rabobank Nederland NV, New York Branch, FRN,
      1.02%, 6/24/04                                          15,000      14,996
   Royal Bank of Scotland, London Branch,
      1.12%, 7/30/04                                           4,000       4,000
   Societe Generale, New York Branch, FRN,
      1.04%, 6/30/04                                           5,000       4,999
   Unicredito Italiano, London Branch,
      1.09%, 9/21/04                                           2,000       2,000
--------------------------------------------------------------------------------
                                                                         146,978
--------------------------------------------------------------------------------
Total Certificates of Deposit
--------------------------------------------------------------------------------
(Cost $173,978)                                                          173,978

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 27.5%
--------------------------------------------------------------------------------
Auto Receivables - 2.6%
   Ford Credit Floorplan Master Owner Trust A,
      Motown Funding LLC, Series 2002-1, /(1)/
      1.06%, 6/7/04                                            8,000       7,999
      1.06%, 6/16/04                                          10,000       9,996
      1.14%, 7/7/04                                           16,000      15,982
      1.13%, 7/13/04                                          10,000       9,987
--------------------------------------------------------------------------------
                                                                          43,964
--------------------------------------------------------------------------------
Bank Holding Companies - 0.6%
   Citicorp,
      1.06%, 6/11/04                                           9,500       9,497
--------------------------------------------------------------------------------
Collateralized Loan Obligations - 0.3%
   Moat Funding LLC,
      1.07%, 7/12/04                                           5,000       4,994
--------------------------------------------------------------------------------
Credit Card Master Trusts - 3.0%
   Citibank Credit Card Master Trust,
      Dakota Certificates,
      1.07%, 6/16/04                                         $ 3,000    $  2,999
      1.05%, 6/18/04                                           3,000       2,999
   MBNA Credit Card Master Trust,
      Emerald Certificates, /(1)/
      1.05%, 6/16/04                                          15,000      14,993
      1.07%, 6/23/04                                          20,000      19,987
      1.06%, 6/24/04                                           3,000       2,998
      1.09%, 7/13/04                                           6,000       5,992
--------------------------------------------------------------------------------
                                                                          49,968
--------------------------------------------------------------------------------
Electronic and Other Electronic Components - 0.3%
   General Electric Capital Services,
      1.14%, 10/4/04                                           5,000       4,980
--------------------------------------------------------------------------------
Foreign Depository Institutions - 0.3%
   Banco Santander Central Hispano,
      1.12%, 8/2/04                                            3,000       2,994
      1.08%, 9/21/04                                           2,000       1,993
--------------------------------------------------------------------------------
                                                                           4,987
--------------------------------------------------------------------------------
Multi-Seller Conduits - 14.7%
   Amstel Funding Corp.,
      1.07%, 7/21/04                                          10,000       9,985
      1.08%, 7/27/04                                           5,000       4,992
      1.11%, 8/5/04                                            5,000       4,990
      1.08%, 8/9/04                                           10,000       9,979
      1.12%, 8/12/04                                           5,000       4,989
      1.15%, 8/30/04                                           3,000       2,991
      1.08%, 9/20/04                                           3,000       2,990
      1.08%, 9/24/04                                           3,000       2,990
   Amsterdam Funding,
      1.07%, 7/8/04                                            5,000       4,994
      1.10%, 7/12/04                                           2,000       1,997
   Apreco,
      1.06%, 6/11/04                                           5,000       4,999
      1.10%, 7/6/04                                            2,000       1,998
   Barton Capital Corp.,
      1.04%, 6/21/04                                           3,000       2,998
   Charta Corp.,
      1.06%, 6/17/04                                           6,000       5,997
      1.05%, 6/28/04                                          10,000       9,992
   Clipper Receivables Corp.,
      1.05%, 6/9/04                                            9,000       8,998
   Corporate Receivables Corp.,
      1.04%, 6/1/04                                           20,000      20,000
   Edison Asset Securitization,
      1.05%, 6/22/04                                           3,000       2,998
   Eiffel Funding LLC,
      1.10%, 7/23/04                                          12,000      11,981
   Gemini Securitization Corp.,
      1.05%, 6/8/04                                           10,000       9,998
      1.05%, 6/24/04 /(1)/                                     5,000       4,997
   Jupiter Securitization Corp.,
      1.04%, 6/3/04                                           10,000       9,999
      1.05%, 6/7/04                                            5,000       4,999
      1.04%, 6/11/04 /(1)/                                    10,000       9,997
   Kitty Hawk Funding Corp.,
      1.08%, 9/20/04                                           2,000       1,993
   Lexington Parker Capital,
      1.05%, 6/8/04 /(1)/                                      2,000       2,000
      1.11%, 7/7/04                                            3,500       3,496
      1.11%, 7/23/04                                           2,000       1,997
      1.12%, 9/1/04                                            3,000       2,991

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 6 LIQUID ASSETS PORTFOLIO

                                                         -----------------------
                                                         LIQUID ASSETS PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO  (continued)

                                                            PRINCIPAL
                                                              AMOUNT      VALUE
                                                              (000S)      (000S)
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 27.5% - CONTINUED
--------------------------------------------------------------------------------
Multi-Seller Conduits - 14.7% - (continued)
   Receivables Capital Corp.,
      1.04%, 6/10/04                                         $ 4,000    $  3,999
   Regency,
      1.05%, 6/21/04                                           5,000       4,997
      1.09%, 7/20/04                                          10,000       9,985
   Sheffield Receivables Corp.,
      1.04%, 6/2/04                                            8,000       8,000
      1.04%, 6/3/04                                           10,000       9,999
      1.04%, 6/11/04                                          15,000      14,996
   Tannehill Capital Co. LLC, /(1)/
      1.11%, 7/19/04                                          15,000      14,978
   Yorktown Capital LLC,
      1.08%, 7/15/04                                           7,000       6,991
--------------------------------------------------------------------------------
                                                                         247,270
--------------------------------------------------------------------------------
Non-Depository Personal Credit - 1.4%
   General Electric Capital Corp.,
      1.11%, 8/6/04                                            6,000       5,988
   General Electric International, Series A,
      1.06%, 6/21/04                                           5,000       4,997
      1.07%, 7/1/04                                            3,000       2,997
      1.10%, 7/8/04                                           10,000       9,989
--------------------------------------------------------------------------------
                                                                          23,971
--------------------------------------------------------------------------------
Security and Commodity Brokers - 0.6%
   Morgan Stanley, FRN,
      1.10%, 6/1/04                                           10,000      10,000
--------------------------------------------------------------------------------
Single Seller Conduits - 0.1%
   Georgetown Funding Co.,
      1.07%, 6/24/04                                           2,000       1,999
--------------------------------------------------------------------------------
Structured Investment Vehicles - 3.5%
   CC USA, Inc.,
      1.10%, 7/23/04                                          15,000      14,976
   Grampian Funding Ltd.,
      1.14%, 9/13/04                                           4,000       3,987
      1.17%, 9/14/04                                           3,000       2,990
   Perry Global Funding LLC, /(1)/
      1.07%, 7/12/04                                           5,000       4,994
   Surrey Funding Corp.,
      1.05%, 6/15/04                                           5,000       4,998
   White Pine Finance LLC,
      1.05%, 6/24/04                                           8,000       7,995
      1.10%, 8/12/04                                          10,000       9,978
      1.10%, 8/20/04                                           8,917       8,895
--------------------------------------------------------------------------------
                                                                          58,813
--------------------------------------------------------------------------------
Transportation Equipment - 0.1%
   Toyota Motor Credit Corp.,
      1.07%, 7/9/04                                            2,000       1,998
--------------------------------------------------------------------------------
Total Commercial Paper
--------------------------------------------------------------------------------
(Cost $462,441)                                                          462,441

--------------------------------------------------------------------------------
CORPORATE NOTES/BONDS - 21.1%
--------------------------------------------------------------------------------
Bank Holding Companies - 1.5%
   JP Morgan Chase & Co. FRN,
      1.53%, 8/24/04                                           5,000       5,011
   Wells Fargo & Co., FRN,
      1.17%, 6/24/04                                          20,000      20,008
--------------------------------------------------------------------------------
                                                                          25,019
--------------------------------------------------------------------------------
Domestic Depository Institutions - 5.1%
   American Express Bank FSB, FRN,
      1.06%, 6/15/04                                          15,000      14,999
   American Express Centurion Bank, FRN,
      1.06%, 6/25/04                                          15,000      15,000
      1.06%, 6/29/04                                          15,000      14,997
   Bank One N.A., FRN,
      1.11%, 6/15/04                                         $ 5,000    $  5,002
   National City Bank, Cleveland, FRN,
      1.14%, 6/3/04                                            5,250       5,253
      1.05%, 6/21/04                                           5,000       5,000
      1.15%, 8/9/04                                           15,000      15,004
      1.19%, 8/19/04                                          10,000       9,998
--------------------------------------------------------------------------------
                                                                          85,253
--------------------------------------------------------------------------------
Foreign Depository Institutions - 1.8%
   Nationwide Building Society FRN, /(1)/
      1.11%, 6/28/04                                           5,000       5,000
   Royal Bank of Canada, FRN,
      1.08%, 6/10/04                                          15,000      15,000
   Westpac Banking Crop., FRN,
      1.10%, 6/11/04                                          10,000      10,000
--------------------------------------------------------------------------------
                                                                          30,000
--------------------------------------------------------------------------------
Insurance Carriers - 1.5%
   AIG Sun America Finance VIII, FRN, /(1)/
      1.23%, 6/15/04                                           2,000       2,001
   Allstate Life Global Funding II, FRN, /(1)/
      1.10%, 6/15/04                                          10,000      10,000
   ASIF Global Finance XV, FRN, /(1)/
      1.20%, 6/3/04                                            3,300       3,303
   Metropolitan Life, FRN, /(1)/
      1.11%, 6/15/04                                          10,000      10,000
--------------------------------------------------------------------------------
                                                                          25,304
--------------------------------------------------------------------------------
Non-Depository Personal Credit - 2.7%
   American General Finance Corp., FRN,
      1.49%, 6/18/04                                          10,000      10,023
   American Honda Finance, FRN, /(1)/
      1.27%, 7/13/04                                           3,000       3,005
   General Electric Capital Corp., FRN,
      1.18%, 6/9/04                                           15,000      15,012
      1.24%, 6/15/04                                          13,380      13,399
   SLM Corp., FRN /(1)/
      1.13%, 6/1/04                                            5,000       5,000
--------------------------------------------------------------------------------
                                                                          46,439
--------------------------------------------------------------------------------
Security and Commodity Brokers - 3.6%
   Credit Suisse First Boston USA, Inc., FRN, MTN,
      1.54%, 8/23/04                                           2,000       2,004
   Goldman Sachs Group,
      1.18%, 7/15/04                                           2,000       2,000
      1.23%, 8/9/04                                            5,000       5,000
   Lehman Brothers Holdings, FRN,
      1.15%, 6/22/04                                           5,000       5,000
   Merrill Lynch & Co., FRN,
      1.23%, 6/11/04                                          15,000      15,017
      1.35%, 7/28/04                                           5,000       5,011
      1.44%, 8/23/04                                          15,000      15,032
   Morgan Stanley, FRN,
      1.11%, 6/28/04                                          12,000      12,000
--------------------------------------------------------------------------------
                                                                          61,064
--------------------------------------------------------------------------------
Structured Investment Vehicles - 4.9%
   Beta Finance, Inc., FRN, MTN, /(1)/
      1.10%, 6/17/04                                          15,000      15,003
   CC USA, Inc., FRN, MTN, /(1)/
      1.17%, 6/1/04                                           20,000      20,001
      1.05%, 6/15/04                                          25,000      24,998
      1.20%, 8/23/04                                           8,000       7,998
   Dorada Finance, Inc., FRN, /(1)/
      1.15%, 6/1/04                                           15,000      15,009
--------------------------------------------------------------------------------
                                                                          83,009
--------------------------------------------------------------------------------
Total Corporate Notes/Bonds
--------------------------------------------------------------------------------
(Cost $356,088)                                                          356,088

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 7 LIQUID ASSETS PORTFOLIO

                                                         -----------------------
                                                         LIQUID ASSETS PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                 MAY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
   LIQUID ASSETS PORTFOLIO  (continued)

                                                                PRINCIPAL
                                                                 AMOUNT       VALUE
                                                                 (000S)       (000S)
--------------------------------------------------------------------------------------
EURODOLLAR TIME DEPOSITS - 6.5%
--------------------------------------------------------------------------------------
Domestic Depository Institutions - 2.4%
   Fifth Third Bank, Grand Cayman Branch,
      1.02%, 6/1/04                                              $ 21,000   $   21,000
   Manufacturers & Traders Trust Co.,
      1.04%, 6/1/04                                                20,000       20,000
--------------------------------------------------------------------------------------
                                                                                41,000
--------------------------------------------------------------------------------------
Foreign Depository Institutions - 4.1%
   Banco Popular, Puerto Rico, San Juan,
      1.05%, 6/1/04                                                 5,000        5,000
   Credit Suisse First Boston, Grand Cayman,
      1.04%, 6/1/04                                                 5,000        5,000
   Danske Bank, Copenhagen, Denmark,
      1.04%, 6/1/04                                                10,000       10,000
      1.07%, 7/13/04                                                4,000        4,000
      1.10%, 7/27/04                                                2,000        2,000
   Natexis Banques Populaires, Grand Cayman,
      1.05%, 6/1/04                                                 6,000        6,000
   Societe Generale, Grand Cayman,
      1.04%, 6/1/04                                                25,000       25,000
   Societe Generale, Singapore,
      1.06%, 6/3/04                                                 3,000        3,000
   Svenska Handlesbanken, Stockholm,
      1.06%, 6/30/04                                                3,000        3,000
   Unicredito Italiano, Milan,
      1.07%, 6/9/04                                                 6,000        6,000
--------------------------------------------------------------------------------------
                                                                                69,000
--------------------------------------------------------------------------------------
Total Eurodollar Time Deposits
--------------------------------------------------------------------------------------
(Cost $110,000)                                                                110,000

--------------------------------------------------------------------------------------
MUNICIPAL INVESTMENTS - 3.3%
--------------------------------------------------------------------------------------
Administration of Environmental & Housing Programs - 1.8%
   State of Texas, G.O. Taxable Veteran's Land
      Refunding Bonds, Series 2000A,
      1.18%, 6/8/04                                                19,250       19,250
   State of Texas, Veteran's Housing
      Program Fund II, Taxable, Series 99A-2,
      1.08%, 6/8/04                                                11,400       11,400
--------------------------------------------------------------------------------------
                                                                                30,650
--------------------------------------------------------------------------------------
Electric Services - 0.2%
   M-S-R Public Power Agency, California, Taxable,
      San Juan Project, Series 1998G,
      1.12%, 6/8/04                                                 2,600        2,600
--------------------------------------------------------------------------------------
Engineering, Accounting & Management - 0.1%
   California PCR Environmental Improvement Taxable CP,
      Series 1997, Browning Ferris Project,
      1.14%, 7/14/04                                                2,000        2,000
--------------------------------------------------------------------------------------
Executive, Legislative & General Government - 0.5%
   Texas Public Finance Authority Taxable Bonds, Unemployment
      Compensation Obligation Assessment, Series C-1,
      1.15%, 6/10/04                                                9,000        9,000
--------------------------------------------------------------------------------------
Gas and Combined Utilities - 0.3%
   Gainesville Florida Utility System, Taxable,
      Commercial Paper, Series D,
      1.09%, 6/8/04                                                 5,200        5,199
--------------------------------------------------------------------------------------
Health Services - 0.4%
   Illinois Health Facilities Authority, Series 1994,
      Gottlieb Health Resources, Inc.,
      1.08%, 6/8/04                                                 5,700        5,700
--------------------------------------------------------------------------------------
Total Municipal Investments
--------------------------------------------------------------------------------------
(Cost $55,149)                                                                  55,149

--------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 0.8% /(2)/
--------------------------------------------------------------------------------------
Fannie Mae - 0.8%
   FNMA Discount Note
      1.09%, 8/11/04                                             $ 10,000   $    9,979
   FNMA Note
      1.55%, 5/4/05                                                 4,000        4,000
--------------------------------------------------------------------------------------
Total U.S. Government Agencies
--------------------------------------------------------------------------------------
(Cost $13,979)                                                                  13,979

--------------------------------------------------------------------------------------
Investments, at Amortized Cost ($1,171,635)                                 $1,171,635

--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 30.5%
--------------------------------------------------------------------------------------
(Colld. by U.S. Treasury Bonds/Notes)
Joint Repurchase Agreements - 3.2%
   Bank of America Securities LLC, dated 5/28/04,
      repurchase price $17,812
      0.96%, 6/1/04                                                17,810       17,810
   Morgan Stanley & Co., Inc., dated 5/28/04,
      repurchase price $11,874
      0.97%, 6/1/04                                                11,873       11,873
   Societe Generale - New York Branch, dated 5/28/04,
      repurchase price $5,937
      0.97%, 6/1/04                                                 5,937        5,937
   UBS Securities LLC, dated 5/28/04,
      repurchase price $17,811
      0.98%, 6/1/04                                                17,809       17,809
--------------------------------------------------------------------------------------
                                                                                53,429
--------------------------------------------------------------------------------------
(Colld. by U.S. Government/Agency Securities)
Repurchase Agreements - 27.3%
   Credit Suisse First Boston Corp., dated 5/28/04,
      repurchase price $185,022
      1.05%, 6/1/04                                               185,000      185,000
   Lehman Brothers, Inc., dated 5/28/04,
      repurchase price $75,009
      1.09%, 6/1/04                                                75,000       75,000
   UBS Securities LLC, dated 5/28/04,
      repurchase price $200,023
      1.05%, 6/1/04                                               200,000      200,000
--------------------------------------------------------------------------------------
                                                                               460,000
--------------------------------------------------------------------------------------
Total Repurchase Agreements
--------------------------------------------------------------------------------------
(Cost $513,429)                                                                513,429

Total Investments - 100.0%
--------------------------------------------------------------------------------------
(Cost $1,685,064)                                                            1,685,064

   Liabilities less Other Assets - (0.0)%                                         (602)
--------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                         $1,684,462

/(1)/ Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2004, the value of these securities amounted to approximately $246,218,000 or 14.6% of net assets.
/(2)/ The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See Notes to the Financial Statements.

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 8 LIQUID ASSETS PORTFOLIO

        ABBREVIATIONS AND OTHER INFORMATION              LIQUID ASSETS PORTFOLIO

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities.

Amortized cost also represents cost for federal income tax purposes.

Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

           EXPLANATION OF ABBREVIATIONS USED
         THROUGHOUT THE SCHEDULE OF INVESTMENTS
-----------------------------------------------
Colld.   Collateralized

  CP     Commercial Paper

 FNMA    Federal National Mortgage Association

  FRN    Floating Rate Note

  GO     General Obligation

  MTN    Medium Term Note

  PCR    Pollution Control Revenue

        NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 9 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS                           MAY 31, 2004 (UNAUDITED)

1. ORGANIZATION

Northern Institutional Funds (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently includes 23 portfolios, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Liquid Assets Portfolio (the "Portfolio") seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high-quality money market instruments. Northern Trust Investments, N.A.("NTI") (formerly known and conducting business as Northern Trust Investments, Inc.), a direct subsidiary of The Northern Trust Company ("Northern Trust"), serves as the investment adviser of the Liquid Assets Portfolio. Northern Trust is the custodian and transfer agent for the Trust. NTI and PFPC Inc. ("PFPC") serve as the Trust's co-administrators, and Northern Funds Distributors, LLC is the Trust's distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or "GAAP." The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contigent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES - Short-term investments held by the Portfolio are valued at amortized cost, which the investment adviser has determined, pursuant to Board authorization, approximates fair market value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B) REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at the Bank of New York or JP Morgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago.

The Portfolio and other Portfolios of the Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern Trust. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolio and does not collect any additional fees from the Portfolio. The Portfolio has entered into such joint repurchase agreements as of May 31, 2004, as reflected in its accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the straight-line method.

D) FEDERAL INCOME TAXES - It is the Portfolio's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal income taxes.

At November 30, 2003, the capital loss carryforward for U.S. federal income tax purposes is $6,000 and expires November 30, 2011. The losses may offset future capital gains with these capital loss carryforwards.

At November 30, 2003, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, is as follows (in thousands):

                                                                   UNDISTRIBUTED
                                                                     ORDINARY
Amounts in thousands                                                 INCOME *
--------------------------------------------------------------------------------
Liquid Assets                                                         $1,069
--------------------------------------------------------------------------------

The tax character of distributions paid during the year ended
November 30, 2003 is as follows (in thousands):

                                                                DISTRIBUTED FROM
                                                                    ORDINARY
Amounts in thousands                                                INCOME *
--------------------------------------------------------------------------------
Liquid Assets                                                        $11,478
--------------------------------------------------------------------------------

* Ordinary income includes taxable market discount income and short-term capital gains, if any.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 10 LIQUID ASSETS PORTFOLIO

                                                         LIQUID ASSETS PORTFOLIO

NOTES TO FINANCIAL STATEMENTS                           MAY 31, 2004 (UNAUDITED)

E) EXPENSES - The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses that are not directly attributable to the Portfolio are typically allocated among the Portfolios of the Trust based on each Portfolio's relative net assets.

F) DISTRIBUTIONS TO SHAREHOLDERS - The Portfolio's net investment income is declared daily and paid monthly. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and paid at least annually.

Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the Portfolio to Northern Trust in cash. Northern Trust has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern Trust, its affiliates or its correspondents. The Portfolio may periodically make reclassifications among certain of its capital accounts to reflect differences between financial reporting and federal income tax basis distributions. These reclassifications have no impact on the total net assets or the net asset value of the Portfolio.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS

As compensation for services rendered, including the assumption of the expenses related thereto, the investment adviser is entitled to a fee, calculated daily and payable monthly, at an annual rate of 0.25% of the Portfolio's daily net assets. Until further notice, the Investment Adviser has voluntarily agreed to waive all of the advisory fee. The effect of this waiver by the investment adviser for the six months ended May 31, 2004, reduced advisory fees as shown on the accompanying Statement of Operations.

As compensation for services rendered, including the assumption of the expenses related thereto, the Custodian and Transfer Agent receive compensation based on a pre-determined schedule of charges approved by the Board. Until further notice, the investment adviser has voluntarily agreed to waive all of the Custodian and Transfer Agent fees. The effect of this Custodian and Transfer Agent fee waiver by the investment adviser for the six months ended May 31, 2004, reduced fees as shown on the accompanying Statement of Operations.

The Portfolio has entered into an expense off-set arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. Custodian credits are reflected in the Portfolio's Statement of Operations.

4. ADMINISTRATION, DISTRIBUTION AND OTHER AGREEMENTS

NTI and PFPC, the co-administrators of the Portfolio, are entitled to a monthly co-administration fee at the annual rate of 0.10% of the Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services.

In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to NTI for its duties as investment adviser and Northern Trust for its duties as transfer agent and certain extraordinary expenses, exceed on an annualized basis 0.10% of the Portfolio's average daily net assets, the co-administrators reimburse the Portfolio for the amount of the excess pursuant to the terms of the co-administration agreement.

The expenses reimbursed during the six months ended May 31, 2004, under such agreements are shown on the accompanying Statement of Operations.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, receives no compensation under the placement agency agreement.

Certain officers of the Trust are also officers of Northern Trust. All officers serve without compensation from the Portfolios. The Trust provides a deferred compensation plan for its Trustees who are not officers of Northern Trust.

Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are included in "Accrued registration fees and other liabilities" on the Statement of Assets and Liabilities. The Trustee's account shall be deemed to be invested in a money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the Investment Company Act of 1940, as amended. The income, gains and losses achieved by such deemed investment shall be credited to the Trustee's account as provided in the plan. At May 31, 2004, the amount payable was $2,000.

5. BANK LOANS

The Trust has entered into a $150,000,000 revolving bank credit agreement administered by Deutsche Bank AG for liquidity and other purposes. Borrowings by the Trust bear an interest rate of (i) the higher of the Prime Lending Rate and 0.50% above the federal funds rate, (ii) 0.45% above IBOR (Inter Bank Offering
Rate) or (iii) 0.45% above LIBOR (London Interbank Offering Rate), at the option of the Trust and in accordance with the terms of the agreement.

The Portfolio had no borrowings under the credit line during the six months ended May 31, 2004.

       NORTHERN INSTITUTIONAL FUNDS SEMIANNUAL REPORT 11 LIQUID ASSETS PORTFOLIO

================================================================================
(C) 2004 Northern Institutional Funds
Northern Funds Distributors, LLC, not affiliated with Northern Trust

     50 South LaSalle Street
     Chicago, Illinois 60675
     800/621-1911

---------------------
     NORTHERN(R)
---------------------
INSTITUTIONAL FUNDS
---------------------
       Managed by
[LOGO] Northern Trust
---------------------

Item 2. Code of Ethics.

Not applicable for reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Not applicable for reporting period.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 10. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's last fiscal half-year (the registrant's second half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Exhibit 99.CODE: Incorporated by reference to the Report filed on Form N-CSR on February 6, 2004.

(a)(2) Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Northern Institutional Funds


By (Signature and Title)* /s/ Lloyd A. Wennlund
                          --------------------------------------
                          Lloyd A. Wennlund, President
                          (Principal Executive Officer)

Date August 2, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lloyd A. Wennlund
                          --------------------------------------
                          Lloyd A. Wennlund, President
                          (Principal Executive Officer)

Date August 2, 2004



By (Signature and Title)* /s/ Brian P. Ovaert
                          --------------------------------------
                          Brian P. Ovaert, Treasurer
                          (Principal Financial Officer)

Date August 2, 2004


* Print the name and title of each signing officer under his or her signature.